UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Enhanced Roll Yield Index Fund
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Enhanced Roll Yield Index Fund
BERYX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Enhanced Roll Yield Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Roll Yield Index Fund	$0(a)(b)	0.00%(c)(d)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$361,170,731
Number of Portfolio Holdings	177
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	67.7%
Certificates of Deposit	19.5%
Commercial Paper	5.2%
Money Market Funds	2.5%
Futures contracts, net cumulative depreciation	(1.6)
Other Assets Less Liabilities	6.7
Ten largest holdings
Security	Percent of Net Assets
U.S. Treasury Bills, 4.30%, 05/06/25	5.5%
U.S. Treasury Bills, 4.46%, 05/29/25	5.5%
U.S. Treasury Bills, 4.14%, 01/22/26	5.4%
U.S. Treasury Bills, 4.41%, 05/08/25	4.1%
U.S. Treasury Bills, 4.36%, 05/01/25	2.8%
U.S. Treasury Bills, 4.33%, 05/15/25	2.8%
U.S. Treasury Bills, 4.32%, 05/27/25	2.8%
U.S. Treasury Bills, 4.32%, 06/12/25	2.8%
U.S. Treasury Bills, 4.33%, 08/07/25	2.7%
U.S. Treasury Bills, 4.36%, 08/21/25	2.7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Enhanced Roll Yield Index Fund
BERYX
Semi-Annual Shareholder Report — April 30, 2025
BERYX-04/25-SAR

iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Intermediate Credit Bond Index Fund	3.07%	8.36%	4.15%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Intermediate Credit Index	3.08	8.36	4.09
Key Fund statistics
Net Assets	$3,279,968,397
Number of Portfolio Holdings	5,459
Portfolio Turnover Rate	18%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	89.8%
Foreign Agency Obligations	9.7%
Municipal Bonds	0.5%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Semi-Annual Shareholder Report — April 30, 2025
BICBX-04/25-SAR

iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Intermediate Government Bond Index Fund	3.58%	7.94%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Government: Intermediate Index	3.52	7.94	2.52
Key Fund statistics
Net Assets	$6,502,479,906
Number of Portfolio Holdings	213
Portfolio Turnover Rate	23%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.5%
U.S. Government Sponsored Agency Securities	1.4%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Semi-Annual Shareholder Report — April 30, 2025
BIGBX-04/25-SAR

iShares U.S. Long Credit Bond Index Fund
BLCBX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Long Credit Bond Index Fund	(1.08)%	5.87%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Long Credit Index	(0.99)	6.02	1.12
Key Fund statistics
Net Assets	$2,171,099,256
Number of Portfolio Holdings	3,253
Portfolio Turnover Rate	15%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.2%
Foreign Agency Obligations	5.4%
Municipal Bonds	4.4%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Credit Bond Index Fund
BLCBX
Semi-Annual Shareholder Report — April 30, 2025
BLCBX-04/25-SAR

iShares U.S. Long Government Bond Index Fund
BLGBX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Long Government Bond Index Fund	(0.18)%	6.58%	(4.46)%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Government: Long Index	(0.18)	6.67	(4.54)
Key Fund statistics
Net Assets	$2,696,393,127
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.1%
U.S. Government Sponsored Agency Securities	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Government Bond Index Fund
BLGBX
Semi-Annual Shareholder Report — April 30, 2025
BLGBX-04/25-SAR

iShares U.S. Securitized Bond Index Fund
BISBX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Securitized Bond Index Fund	3.03%	9.04%	1.74%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index	3.05	8.98	1.73
Key Fund statistics
Net Assets	$5,369,913,998
Number of Portfolio Holdings	1,776
Portfolio Turnover Rate	132%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	95.6%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	1.6%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Securitized Bond Index Fund
BISBX
Semi-Annual Shareholder Report — April 30, 2025
BISBX-04/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund
• iShares U.S. Intermediate Government Bond Index Fund
• iShares U.S. Long Credit Bond Index Fund
• iShares U.S. Long Government Bond Index Fund
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.65%, 10/01/28	$326	$ 327,331
4.75%, 03/30/30(a)	529	529,581
2.40%, 03/01/31	185	161,858
5.38%, 06/15/33	138	137,864
Omnicom Group, Inc.
2.45%, 04/30/30	455	408,083
4.20%, 06/01/30	350	341,880
2.60%, 08/01/31	583	510,170
5.30%, 11/01/34(a)	375	373,277
		2,790,044
Aerospace & Defense — 1.4%
Boeing Co.
3.10%, 05/01/26	329	323,615
2.25%, 06/15/26	250	242,885
2.70%, 02/01/27	550	531,348
2.80%, 03/01/27	129	124,353
5.04%, 05/01/27	1,359	1,368,043
6.26%, 05/01/27	475	489,345
3.25%, 02/01/28	632	608,522
3.25%, 03/01/28	300	287,345
3.45%, 11/01/28	400	382,239
3.20%, 03/01/29	625	590,015
6.30%, 05/01/29	1,090	1,147,049
2.95%, 02/01/30	470	430,400
5.15%, 05/01/30	2,515	2,538,887
3.63%, 02/01/31	875	817,612
6.39%, 05/01/31	645	688,266
6.13%, 02/15/33(a)	200	207,252
3.60%, 05/01/34	514	442,028
6.53%, 05/01/34	1,540	1,657,590
3.25%, 02/01/35	570	469,039
Embraer Netherlands Finance BV, 5.98%, 02/11/35(a)	450	457,536
GE Capital Funding LLC, 4.55%, 05/15/32	250	245,999
General Dynamics Corp.
1.15%, 06/01/26	362	350,751
2.13%, 08/15/26	413	402,796
3.50%, 04/01/27(a)	100	99,207
2.63%, 11/15/27	350	338,045
3.75%, 05/15/28	687	680,619
3.63%, 04/01/30	688	667,362
2.25%, 06/01/31(a)	279	245,920
08/15/35(b)	170	170,472
General Electric Co., 6.75%, 03/15/32	717	802,664
HEICO Corp.
5.25%, 08/01/28	276	281,588
5.35%, 08/01/33	380	384,379
Howmet Aerospace, Inc.
5.90%, 02/01/27(a)	287	294,194
6.75%, 01/15/28	251	264,280
3.00%, 01/15/29	576	547,780
4.85%, 10/15/31	312	313,904
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	339,808
2.04%, 08/16/28	329	302,583
5.35%, 01/15/30	350	356,881
4.20%, 05/01/30	274	264,587
5.75%, 01/15/35(a)	250	254,785
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
3.85%, 12/15/26	$398	$ 394,073
5.40%, 01/15/27	930	944,482
4.40%, 06/15/28	963	960,275
5.05%, 06/01/29	651	660,891
2.90%, 12/15/29	233	215,601
1.80%, 01/15/31	542	461,048
5.25%, 06/01/31(a)	650	664,124
5.40%, 07/31/33	1,016	1,030,189
5.35%, 06/01/34	651	657,349
Lockheed Martin Corp.
5.10%, 11/15/27(a)	420	431,401
4.45%, 05/15/28	294	296,936
4.50%, 02/15/29	242	244,359
1.85%, 06/15/30	316	279,313
4.70%, 12/15/31	479	482,996
3.90%, 06/15/32	632	602,619
5.25%, 01/15/33	800	826,037
4.75%, 02/15/34	500	493,473
4.80%, 08/15/34	300	296,946
3.60%, 03/01/35	382	340,946
Northrop Grumman Corp.
3.20%, 02/01/27	400	392,856
3.25%, 01/15/28	955	929,419
4.60%, 02/01/29	325	328,561
4.40%, 05/01/30	573	570,064
4.70%, 03/15/33	778	769,565
4.90%, 06/01/34	682	676,622
RTX Corp.
2.65%, 11/01/26	500	488,048
5.75%, 11/08/26	1,022	1,041,734
3.50%, 03/15/27	829	816,923
3.13%, 05/04/27	899	878,675
4.13%, 11/16/28	1,621	1,608,041
5.75%, 01/15/29	410	428,436
2.25%, 07/01/30	873	781,575
6.00%, 03/15/31	830	887,064
1.90%, 09/01/31	829	700,085
2.38%, 03/15/32	873	748,934
5.15%, 02/27/33	420	424,536
6.10%, 03/15/34(a)	1,227	1,319,067
		45,485,236
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29	100	97,921
4.65%, 09/13/29	400	394,474
3.25%, 03/01/32(a)	488	423,885
5.15%, 09/13/34	400	374,068
BorgWarner, Inc.(a)
2.65%, 07/01/27	749	720,276
4.95%, 08/15/29	345	346,200
5.40%, 08/15/34	165	163,246
Lear Corp.
3.80%, 09/15/27	350	341,013
4.25%, 05/15/29	129	125,470
3.50%, 05/30/30(a)	254	236,091
2.60%, 01/15/32	209	176,594
Magna International, Inc.
5.05%, 03/14/29(a)	180	182,402

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc. (continued)
2.45%, 06/15/30	$455	$ 405,099
5.50%, 03/21/33(a)	280	281,662
		4,268,401
Automobiles — 2.6%
American Honda Finance Corp.
5.25%, 07/07/26	550	555,421
1.30%, 09/09/26	329	315,723
2.30%, 09/09/26	252	245,063
4.40%, 10/05/26	325	324,860
2.35%, 01/08/27	413	400,136
4.90%, 03/12/27	275	277,947
4.90%, 07/09/27(a)	300	303,514
4.45%, 10/22/27	425	426,640
4.70%, 01/12/28	400	403,493
3.50%, 02/15/28	252	246,315
4.55%, 03/03/28	300	301,680
2.00%, 03/24/28	447	418,729
5.13%, 07/07/28	400	408,527
5.65%, 11/15/28(a)	750	779,484
2.25%, 01/12/29	413	380,924
4.90%, 03/13/29(a)	537	544,192
4.40%, 09/05/29	525	521,789
4.80%, 03/05/30(a)	300	302,395
4.60%, 04/17/30(a)	520	519,257
5.85%, 10/04/30(a)	250	263,998
1.80%, 01/13/31	300	255,181
5.05%, 07/10/31	650	660,224
4.85%, 10/23/31	425	424,057
4.90%, 01/10/34(a)	511	501,652
5.20%, 03/05/35(a)	250	249,421
AutoNation, Inc.
3.80%, 11/15/27	200	194,525
1.95%, 08/01/28	136	124,136
4.75%, 06/01/30(a)	529	518,927
2.40%, 08/01/31	362	303,461
3.85%, 03/01/32	400	359,375
5.89%, 03/15/35	325	321,115
Cummins, Inc.
4.90%, 02/20/29	262	267,653
1.50%, 09/01/30	216	186,869
5.15%, 02/20/34(a)	443	449,191
Ford Motor Co.
4.35%, 12/08/26	794	778,795
6.63%, 10/01/28	283	292,596
7.45%, 07/16/31	600	632,837
3.25%, 02/12/32	1,600	1,307,836
6.10%, 08/19/32	1,100	1,055,218
Ford Motor Credit Co. LLC
6.95%, 06/10/26	600	605,333
4.54%, 08/01/26	500	491,512
2.70%, 08/10/26	800	768,030
5.13%, 11/05/26	600	593,977
4.27%, 01/09/27	600	582,744
5.80%, 03/05/27	985	979,747
5.85%, 05/17/27	800	796,141
4.95%, 05/28/27	1,000	978,232
4.13%, 08/17/27	950	910,978
3.82%, 11/02/27	400	378,738
7.35%, 11/04/27	900	924,998
2.90%, 02/16/28	400	366,304
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
5.92%, 03/20/28	$400	$ 397,484
6.80%, 05/12/28	1,000	1,015,049
6.80%, 11/07/28	860	877,112
2.90%, 02/10/29	400	355,749
5.80%, 03/08/29	1,000	981,751
5.11%, 05/03/29	900	862,987
5.30%, 09/06/29	400	385,486
5.88%, 11/07/29	400	393,379
7.35%, 03/06/30	600	620,682
7.20%, 06/10/30	500	515,206
4.00%, 11/13/30	1,300	1,156,989
6.05%, 03/05/31	700	683,598
3.63%, 06/17/31	600	513,474
6.05%, 11/05/31	600	581,489
6.53%, 03/19/32	200	197,999
7.12%, 11/07/33	945	951,676
6.13%, 03/08/34	1,050	991,442
6.50%, 02/07/35(a)	800	773,932
General Motors Co.
4.20%, 10/01/27	487	478,587
6.80%, 10/01/27	696	723,180
5.00%, 10/01/28	440	440,490
5.40%, 10/15/29	665	670,385
5.60%, 10/15/32(a)	850	842,794
General Motors Financial Co., Inc.
1.50%, 06/10/26	829	798,461
4.00%, 10/06/26	440	434,704
4.35%, 01/17/27	735	728,475
2.35%, 02/26/27	429	409,745
5.00%, 04/09/27	800	800,746
5.40%, 05/08/27	764	771,728
5.35%, 07/15/27	735	742,717
2.70%, 08/20/27	585	556,132
3.85%, 01/05/28	284	275,556
6.00%, 01/09/28	588	602,481
5.05%, 04/04/28	500	501,457
2.40%, 04/10/28	630	585,459
5.80%, 06/23/28	765	780,629
2.40%, 10/15/28	802	734,959
5.80%, 01/07/29	1,032	1,054,371
5.65%, 01/17/29	463	468,814
4.30%, 04/06/29	650	628,142
5.55%, 07/15/29	913	920,890
4.90%, 10/06/29(a)	1,125	1,106,807
5.35%, 01/07/30	695	697,159
5.85%, 04/06/30	765	778,200
3.60%, 06/21/30	735	676,342
2.35%, 01/08/31	350	297,370
5.75%, 02/08/31	636	641,953
2.70%, 06/10/31	588	504,138
5.60%, 06/18/31	668	669,883
3.10%, 01/12/32	934	800,852
5.63%, 04/04/32	250	248,606
6.40%, 01/09/33	550	567,102
6.10%, 01/07/34	768	772,849
5.95%, 04/04/34(a)	620	617,387
5.45%, 09/06/34	225	215,960
5.90%, 01/07/35(a)	475	471,067
Honda Motor Co. Ltd.
2.53%, 03/10/27	516	499,985
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Honda Motor Co. Ltd. (continued)
2.97%, 03/10/32(a)	$537	$ 476,385
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,097	1,293,339
PACCAR Financial Corp.
1.10%, 05/11/26	212	205,296
5.05%, 08/10/26	300	303,575
5.20%, 11/09/26	375	381,394
2.00%, 02/04/27(a)	225	217,138
5.00%, 05/13/27	250	254,806
4.45%, 08/06/27	325	328,470
4.60%, 01/10/28(a)	200	202,977
4.55%, 03/03/28	325	329,418
4.60%, 01/31/29	525	531,356
4.00%, 09/26/29	200	197,913
5.00%, 03/22/34	175	176,430
Series R, 4.50%, 11/25/26(a)	215	216,688
Toyota Motor Corp.
5.28%, 07/13/26	160	161,876
5.12%, 07/13/28	200	205,042
3.67%, 07/20/28	278	275,381
2.76%, 07/02/29	120	113,185
2.36%, 03/25/31	413	365,947
5.12%, 07/13/33(a)	175	179,149
Toyota Motor Credit Corp.
5.20%, 05/15/26	250	252,433
4.45%, 05/18/26	880	881,906
1.13%, 06/18/26	712	688,209
4.55%, 08/07/26(a)	535	537,203
5.00%, 08/14/26	400	403,750
5.40%, 11/20/26(a)	440	447,797
4.60%, 01/08/27(a)	275	277,266
3.20%, 01/11/27	500	492,389
1.90%, 01/13/27	515	496,149
3.05%, 03/22/27	829	812,532
1.15%, 08/13/27	150	140,365
4.55%, 09/20/27	500	504,223
4.35%, 10/08/27	892	895,623
5.45%, 11/10/27	450	463,661
3.05%, 01/11/28	278	270,141
4.63%, 01/12/28	300	303,277
1.90%, 04/06/28	411	385,523
5.25%, 09/11/28	416	428,966
4.65%, 01/05/29	607	613,329
3.65%, 01/08/29	179	174,703
5.05%, 05/16/29	712	729,726
4.45%, 06/29/29	306	306,919
4.55%, 08/09/29	675	679,611
4.95%, 01/09/30(a)	275	280,819
2.15%, 02/13/30	413	372,507
3.38%, 04/01/30	529	503,349
4.55%, 05/17/30	380	380,949
5.55%, 11/20/30	614	644,767
1.65%, 01/10/31(a)	206	176,807
5.10%, 03/21/31	575	588,649
1.90%, 09/12/31	379	321,580
4.60%, 10/10/31	400	398,569
2.40%, 01/13/32	750	648,798
4.70%, 01/12/33	178	176,950
4.80%, 01/05/34	479	475,806
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
5.35%, 01/09/35(a)	$535	$ 548,428
Series B, 5.00%, 03/19/27	623	632,489
		85,723,869
Banks — 27.3%
African Development Bank
4.63%, 01/04/27	2,100	2,130,633
4.38%, 03/14/28	1,200	1,223,477
Asian Development Bank
3.75%, 04/25/28	1,500	1,504,579
4.50%, 08/25/28	1,900	1,949,440
4.00%, 01/12/33(a)	1,200	1,195,269
3.88%, 06/14/33	1,000	986,039
4.13%, 01/12/34	1,300	1,293,161
Asian Infrastructure Investment Bank
4.88%, 09/14/26	1,200	1,217,723
4.13%, 01/18/29	2,000	2,029,808
Australia & New Zealand Banking Group Ltd.
4.42%, 12/16/26	750	754,403
4.75%, 01/18/27	750	758,174
4.90%, 07/16/27	380	386,565
3.92%, 09/30/27	500	497,855
4.62%, 12/16/29	250	253,454
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	600	615,740
(1-year CMT + 1.95%), 6.03%, 03/13/35(a)(c)	600	613,510
(1-year CMT + 2.70%), 6.14%, 09/14/28(c)	400	413,551
(1-year CMT + 3.30%), 7.88%, 11/15/34(c)	400	447,851
Banco Santander SA
4.25%, 04/11/27	400	397,551
5.29%, 08/18/27	1,000	1,013,093
3.80%, 02/23/28	600	586,335
4.38%, 04/12/28	800	794,395
5.59%, 08/08/28	400	412,200
6.61%, 11/07/28	1,000	1,066,438
3.31%, 06/27/29(a)	600	569,840
5.57%, 01/17/30	600	619,013
3.49%, 05/28/30	800	750,830
2.75%, 12/03/30	800	700,342
2.96%, 03/25/31	400	360,228
5.44%, 07/15/31	750	773,003
6.92%, 08/08/33	1,200	1,278,780
6.94%, 11/07/33	800	898,447
6.35%, 03/14/34(a)	600	611,976
6.03%, 01/17/35	800	829,615
(1-year CMT + 0.90%), 1.72%, 09/14/27(c)	800	767,794
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	800	814,419
(1-year CMT + 1.25%), 5.55%, 03/14/28(a)(c)	800	812,322
(1-year CMT + 1.45%), 5.54%, 03/14/30(a)(c)	800	820,610
(1-year CMT + 1.60%), 3.23%, 11/22/32(c)	600	519,894
(1-year CMT + 1.65%), 6.53%, 11/07/27(c)	600	617,322
(1-year CMT + 2.00%), 4.18%, 03/24/28(c)	800	793,004
Bank of America Corp.
4.25%, 10/22/26	1,069	1,067,164
3.25%, 10/21/27	1,961	1,918,224
(1-day SOFR + 0.83%), 4.98%, 01/24/29(a)(c)	1,000	1,013,176
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)	3,322	3,211,750
(1-day SOFR + 1.00%), 5.16%, 01/24/31(c)	1,705	1,736,617
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	766	741,155
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	1,859	1,731,672
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	2,228	1,935,713
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	1,850	1,590,029

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.31%), 5.51%, 01/24/36(a)(c)	$1,920	$ 1,946,506
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	2,267	2,004,516
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	2,518	2,214,128
(1-day SOFR + 1.34%), 5.93%, 09/15/27(c)	956	974,122
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	1,509	1,301,072
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	1,759	1,525,359
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	1,532	1,595,640
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	1,618	1,615,347
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	2,040	2,083,671
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	2,979	3,019,317
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	1,445	1,434,613
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	2,200	2,152,934
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	2,107	2,042,491
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	2,000	2,083,499
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	2,880	2,887,295
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	1,600	1,563,235
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	1,275	1,325,723
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	2,055	2,077,098
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	1,900	1,715,706
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	3,176	3,167,617
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	2,203	1,993,642
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	3,651	3,551,581
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	1,513	1,491,466
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	1,614	1,521,980
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	1,327	1,231,308
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	1,859	1,819,662
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	1,817	1,804,489
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	1,613	1,582,719
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	1,429	1,408,891
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	1,659	1,640,313
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	1,229	1,023,841
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	1,400	1,246,933
Series L, 4.18%, 11/25/27(a)	829	824,416
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	1,409	1,249,346
Bank of America N.A., 5.53%, 08/18/26	900	914,902
Bank of Montreal
5.30%, 06/05/26	800	807,743
1.25%, 09/15/26	961	922,058
5.27%, 12/11/26	674	684,063
2.65%, 03/08/27	637	618,549
5.37%, 06/04/27(a)	400	408,314
5.20%, 02/01/28	400	408,792
5.72%, 09/25/28	700	728,621
5.51%, 06/04/31(a)	700	728,350
(1-day SOFR + 1.25%), 4.64%, 09/10/30(a)(c)	545	545,757
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	410	416,446
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	659	557,376
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	733	708,144
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(c)	625	625,646
Series H, 4.70%, 09/14/27	700	705,809
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(a)(c)	$410	$ 415,594
Bank of New York Mellon Corp.
2.80%, 05/04/26	563	554,763
2.45%, 08/17/26	500	488,500
1.05%, 10/15/26	422	403,824
2.05%, 01/26/27	329	317,641
3.25%, 05/16/27	620	610,597
3.40%, 01/29/28	563	552,526
3.85%, 04/28/28	343	341,481
1.65%, 07/14/28	225	208,555
3.00%, 10/30/28(a)	375	358,002
3.85%, 04/26/29	472	466,066
3.30%, 08/23/29	529	503,856
1.65%, 01/28/31(a)	275	236,085
1.80%, 07/28/31	229	195,891
2.50%, 01/26/32(a)	413	360,852
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	525	531,180
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	751	764,127
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(c)	800	816,629
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	100	99,417
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	200	201,246
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	525	532,241
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	475	480,183
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	500	480,463
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	600	605,941
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	300	293,838
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	575	610,686
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	300	300,988
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	825	901,367
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	490	507,397
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	712	751,361
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	575	566,998
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	440	437,229
Bank of Nova Scotia
1.35%, 06/24/26	259	250,491
2.70%, 08/03/26	797	782,120
1.30%, 09/15/26	512	491,640
5.35%, 12/07/26	732	743,031
1.95%, 02/02/27	429	413,371
2.95%, 03/11/27	372	363,337
5.40%, 06/04/27	549	561,812
5.25%, 06/12/28	160	164,424
5.45%, 08/01/29(a)	275	284,954
4.85%, 02/01/30	900	909,930
2.15%, 08/01/31	329	282,835
2.45%, 02/02/32	829	711,396
5.65%, 02/01/34	550	568,633
(1-day SOFR + 0.89%), 4.93%, 02/14/29(c)	864	873,696
(1-day SOFR + 1.00%), 4.40%, 09/08/28(a)(c)	683	682,148
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	750	761,370
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	475	470,128
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	664	613,164
Barclays PLC
5.20%, 05/12/26	1,178	1,180,020
4.34%, 01/10/28	700	695,120
4.84%, 05/09/28	1,178	1,175,342
(1-day SOFR + 0.96%), 5.09%, 02/25/29(c)	800	805,374
(1-day SOFR + 1.23%), 5.37%, 02/25/31(c)	800	810,610
(1-day SOFR + 1.34%), 4.84%, 09/10/28(c)	600	600,669
(1-day SOFR + 1.49%), 5.67%, 03/12/28(c)	800	815,929
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Barclays PLC (continued)
(1-day SOFR + 1.56%), 4.94%, 09/10/30(c)	$800	$ 799,431
(1-day SOFR + 1.59%), 5.79%, 02/25/36(c)	1,200	1,200,608
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	1,200	1,233,856
(1-day SOFR + 1.88%), 6.50%, 09/13/27(c)	800	818,054
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	1,400	1,358,889
(1-day SOFR + 2.21%), 5.83%, 05/09/27(c)	1,200	1,212,378
(1-day SOFR + 2.22%), 6.49%, 09/13/29(c)	650	684,234
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	1,000	1,066,747
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	1,300	1,353,369
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	900	965,418
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	878	845,902
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	810	710,674
(1-year CMT + 1.30%), 2.89%, 11/24/32(c)	600	521,692
(1-year CMT + 1.90%), 2.65%, 06/24/31(c)	500	447,634
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	1,100	1,117,226
(1-year CMT + 3.00%), 5.75%, 08/09/33(c)	600	610,820
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	900	954,842
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	1,000	1,116,740
(3-mo. SOFR US + 2.17%), 4.97%, 05/16/29(c)	1,195	1,200,571
(3-mo. SOFR US + 3.32%), 5.09%, 06/20/30(c)	878	868,929
(5-year CMT + 2.90%), 3.56%, 09/23/35(c)	478	435,135
BPCE SA, 3.38%, 12/02/26	400	394,625
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	259	250,429
5.62%, 07/17/26	150	152,227
5.93%, 10/02/26	564	575,967
3.45%, 04/07/27	250	246,183
5.24%, 06/28/27	1,100	1,119,698
5.00%, 04/28/28	572	583,457
5.99%, 10/03/28	250	261,999
5.26%, 04/08/29	800	820,598
3.60%, 04/07/32	664	610,036
6.09%, 10/03/33	650	689,852
(1-day SOFR + 0.72%), 4.86%, 01/13/28(c)	550	553,802
(1-day SOFR + 0.93%), 4.51%, 09/11/27(c)	925	925,813
(1-day SOFR + 1.03%), 4.86%, 03/30/29(c)	450	454,049
(1-day SOFR + 1.11%), 5.25%, 01/13/31(a)(c)	675	688,472
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	325	323,887
Citibank N.A.
4.93%, 08/06/26	660	665,608
5.80%, 09/29/28(a)	1,150	1,203,567
4.84%, 08/06/29(a)	550	559,791
(1-day SOFR + 0.71%), 4.88%, 11/19/27(c)	1,500	1,510,156
Series BKNT, 5.49%, 12/04/26	1,500	1,528,707
Series BKNT, 5.57%, 04/30/34	710	732,329
Citigroup, Inc.
3.40%, 05/01/26(a)	1,113	1,102,368
3.20%, 10/21/26	1,813	1,783,544
4.30%, 11/20/26	645	643,126
4.45%, 09/29/27	2,541	2,533,495
4.13%, 07/25/28	1,138	1,124,569
6.63%, 06/15/32(a)	526	567,308
5.88%, 02/22/33	300	309,063
6.00%, 10/31/33	600	621,585
(1-day SOFR + 0.77%), 1.46%, 06/09/27(c)	1,532	1,479,470
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	1,250	1,256,191
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	1,429	1,297,071
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	1,748	1,526,919
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	1,200	1,033,568
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)	1,329	1,295,618
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	1,675	1,658,174
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	1,813	1,593,388
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	$1,420	$ 1,440,155
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	1,320	1,224,174
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	1,500	1,502,316
(1-day SOFR + 1.47%), 5.33%, 03/27/36(a)(c)	1,550	1,539,324
(1-day SOFR + 1.83%), 6.02%, 01/24/36(c)	1,955	1,959,665
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	1,700	1,705,437
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	1,677	1,539,479
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	1,625	1,611,579
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	1,550	1,523,298
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	1,943	1,739,389
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	900	954,342
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	1,935	1,977,337
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	2,379	2,335,426
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	1,451	1,414,921
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	1,000	988,474
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	2,273	2,211,175
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	1,254	1,230,311
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	1,490	1,474,172
(5-year CMT + 1.28%), 5.59%, 11/19/34(c)	802	805,625
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	700	666,300
Citizens Bank NA/Providence RI, (1-day SOFR + 2.00%), 4.58%, 08/09/28(c)	350	349,391
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	188,050
2.50%, 02/06/30	279	249,576
3.25%, 04/30/30	450	413,028
2.64%, 09/30/32	300	243,395
(1-day SOFR + 1.26%), 5.25%, 03/05/31(c)	275	275,180
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	725	736,576
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	792	810,221
(1-day SOFR + 2.33%), 6.65%, 04/25/35(c)	450	474,614
(5-year CMT + 2.75%), 5.64%, 05/21/37(a)(c)	200	194,102
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(c)	250	236,594
Comerica, Inc.
4.00%, 02/01/29(a)	429	410,971
(1-day SOFR + 2.16%), 5.98%, 01/30/30(c)	548	554,630
Commonwealth Bank of Australia
4.58%, 11/27/26	1,000	1,008,857
4.42%, 03/14/28	500	505,043
Cooperatieve Rabobank UA
4.33%, 08/28/26	250	250,434
5.50%, 10/05/26	250	254,458
5.04%, 03/05/27	500	508,644
4.88%, 01/21/28	250	254,702
4.80%, 01/09/29	250	253,847
4.49%, 10/17/29	500	502,617
Series BKNT, 3.75%, 07/21/26	787	778,484
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,237,167
Deutsche Bank AG
5.41%, 05/10/29	480	494,542
(1-day SOFR + 1.22%), 2.31%, 11/16/27(c)	1,067	1,027,392
(1-day SOFR + 1.32%), 2.55%, 01/07/28(c)	748	720,823
(1-day SOFR + 1.59%), 5.71%, 02/08/28(c)	600	609,056
(1-day SOFR + 1.70%), 5.00%, 09/11/30(c)	600	600,689
(1-day SOFR + 1.72%), 3.04%, 05/28/32(c)	655	578,119
(1-day SOFR + 2.05%), 5.40%, 09/11/35(a)(c)	700	682,724

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG (continued)
(1-day SOFR + 2.26%), 3.74%, 01/07/33(c)	$750	$ 662,009
(1-day SOFR + 2.51%), 6.82%, 11/20/29(c)	750	796,674
(1-day SOFR + 2.52%), 7.15%, 07/13/27(c)	700	718,175
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	650	584,344
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	959	886,495
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	1,150	1,205,304
(1-day SOFR + 3.65%), 7.08%, 02/10/34(a)(c)	850	886,862
(1-day SOFR + 5.44%), 5.88%, 07/08/31(c)	200	201,133
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(a)(c)	550	537,359
(1-day SOFR + 1.21%), 5.37%, 01/10/29(c)	750	759,815
Discover Bank
Series BKNT, 3.45%, 07/27/26	650	639,673
Series BKNT, 4.65%, 09/13/28	350	349,139
Series BKNT, 2.70%, 02/06/30	300	270,141
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,000	1,019,432
European Investment Bank
3.88%, 03/15/28	2,800	2,818,539
4.50%, 10/16/28	2,400	2,464,796
4.00%, 02/15/29	3,500	3,538,834
3.63%, 07/15/30	3,200	3,173,238
3.75%, 02/14/33	3,000	2,944,139
Fifth Third Bancorp
2.55%, 05/05/27	321	308,866
3.95%, 03/14/28(a)	100	98,618
(1-day SOFR + 0.69%), 1.71%, 11/01/27(c)	329	314,756
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(c)	279	276,515
(1-day SOFR + 1.49%), 4.90%, 09/06/30(c)	400	399,054
(1-day SOFR + 1.66%), 4.34%, 04/25/33(a)(c)	479	448,860
(1-day SOFR + 1.84%), 5.63%, 01/29/32(a)(c)	540	552,578
(1-day SOFR + 2.34%), 6.34%, 07/27/29(c)	280	293,438
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	670	668,319
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	384	398,981
Fifth Third Bank N.A.
(1-day SOFR + 0.81%), 4.97%, 01/28/28(c)	345	346,963
Series BKNT, 2.25%, 02/01/27	350	337,469
First Citizens BancShares, Inc., (5-year CMT + 1.97%), 6.25%, 03/12/40(c)	456	436,512
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	250,541
First Horizon Corp., (1-day SOFR + 1.77%), 5.51%, 03/07/31(c)	304	305,429
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	232,305
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(a)(c)	295	294,266
Goldman Sachs Bank USA, (1-day SOFR + 0.75%), 5.41%, 05/21/27(c)	1,625	1,640,143
Goldman Sachs Group, Inc.
3.50%, 11/16/26	1,659	1,637,517
5.95%, 01/15/27	463	475,648
3.85%, 01/26/27	1,659	1,645,222
2.60%, 02/07/30	1,109	1,012,084
3.80%, 03/15/30	1,634	1,575,042
6.13%, 02/15/33	518	557,727
(1-day SOFR + 0.82%), 1.54%, 09/10/27(c)	1,659	1,592,889
(1-day SOFR + 0.91%), 1.95%, 10/21/27(c)	2,767	2,665,632
(1-day SOFR + 1.08%), 5.21%, 01/28/31(c)	1,100	1,118,238
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	1,710	1,457,296
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	1,793	1,733,931
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	1,220	1,217,094
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	1,400	1,415,679
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	$2,219	$ 1,907,992
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	1,981	1,718,259
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	1,495	1,549,667
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	2,418	2,123,694
(1-day SOFR + 1.32%), 4.94%, 04/23/28(c)	230	232,007
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	1,900	1,919,219
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	2,344	2,067,481
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)(c)	2,065	1,999,384
(1-day SOFR + 1.51%), 4.39%, 06/15/27(c)	620	618,938
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	1,435	1,478,627
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	1,850	1,839,094
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	2,275	2,316,989
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	1,653	1,651,864
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	1,626	1,724,862
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	2,021	1,988,690
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(c)	800	872,087
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	1,059	1,038,738
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	2,279	2,257,156
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	1,873	1,842,988
HSBC Bank USA NA/New York, 5.88%, 11/01/34	250	257,448
HSBC Holdings PLC
4.38%, 11/23/26(a)	600	597,535
4.95%, 03/31/30	1,286	1,299,718
(1-day SOFR + 1.03%), 4.90%, 03/03/29(c)	200	200,916
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	300	303,039
(1-day SOFR + 1.06%), 5.60%, 05/17/28(c)	955	971,730
(1-day SOFR + 1.10%), 2.25%, 11/22/27(c)	800	770,063
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	1,864	1,641,029
(1-day SOFR + 1.29%), 1.59%, 05/24/27(c)	200	193,688
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	1,050	969,284
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	1,200	1,218,589
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	920	926,978
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	1,310	1,145,567
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	800	819,975
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	800	825,967
(1-day SOFR + 1.56%), 5.45%, 03/03/36(c)	1,000	993,067
(1-day SOFR + 1.57%), 5.89%, 08/14/27(c)	1,600	1,624,861
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	1,278	1,201,700
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(c)	800	818,111
(1-day SOFR + 1.90%), 5.87%, 11/18/35(a)(c)	1,150	1,134,343
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	1,000	878,038
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	1,550	1,607,446
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	1,500	1,503,208
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	710	641,861
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	1,000	1,056,135
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	1,135	1,087,064
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	1,500	1,517,823
(1-day SOFR + 2.87%), 5.40%, 08/11/33(c)	1,650	1,669,794
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)(c)	1,200	1,251,984
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	1,170	1,287,709
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	1,400	1,594,545
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	2,289	2,279,371
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	1,489	1,474,437
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	2,039	1,970,204
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	1,805	1,919,452
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC USA, Inc., 5.29%, 03/04/27	$335	$ 341,302
Huntington Bancshares, Inc.
2.55%, 02/04/30	440	396,866
(1-day SOFR + 1.28%), 5.27%, 01/15/31(c)	606	610,415
(1-day SOFR + 1.97%), 4.44%, 08/04/28(a)(c)	450	447,088
(1-day SOFR + 2.02%), 6.21%, 08/21/29(c)	600	623,485
(1-day SOFR + 2.05%), 5.02%, 05/17/33(c)	200	193,122
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(c)	650	650,903
(5-year CMT + 1.17%), 2.49%, 08/15/36(a)(c)	324	266,330
(5-year CMT + 1.70%), 6.14%, 11/18/39(c)	350	345,839
Huntington National Bank
5.65%, 01/10/30(a)	400	412,797
(1-day SOFR + 0.72%), 4.87%, 04/12/28(c)	500	502,035
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	500	498,840
ING Groep NV
3.95%, 03/29/27(a)	1,000	992,111
4.55%, 10/02/28	678	677,709
4.05%, 04/09/29	678	664,285
(1-day SOFR + 1.01%), 4.86%, 03/25/29(c)	400	402,613
(1-day SOFR + 1.32%), 2.73%, 04/01/32(c)	450	398,347
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	800	817,494
(1-day SOFR + 1.56%), 6.08%, 09/11/27(c)	800	815,954
(1-day SOFR + 1.61%), 5.53%, 03/25/36(a)(c)	660	663,884
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	1,000	1,010,800
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	589	583,979
(1-day SOFR + 2.07%), 4.25%, 03/28/33(c)	800	761,706
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	800	841,926
(1-day SOFR Index + 1.23%), 5.07%, 03/25/31(c)	400	403,834
Inter-American Development Bank
4.50%, 05/15/26	1,200	1,207,103
4.38%, 02/01/27	1,000	1,011,014
4.00%, 01/12/28	1,100	1,110,056
4.13%, 02/15/29	2,400	2,436,413
3.50%, 04/12/33	1,400	1,345,583
4.50%, 09/13/33	1,300	1,325,528
Inter-American Investment Corp., 4.75%, 09/19/28	200	206,408
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	704,543
3.50%, 07/12/28	2,500	2,488,271
4.63%, 08/01/28	2,000	2,058,745
3.88%, 02/14/30(a)	3,000	3,013,831
4.00%, 07/25/30	2,300	2,320,728
4.00%, 01/10/31	3,300	3,323,703
4.75%, 11/14/33	1,600	1,660,844
International Finance Corp.
4.38%, 01/15/27(a)	1,000	1,010,705
4.50%, 07/13/28	1,100	1,128,170
JPMorgan Chase & Co.
3.20%, 06/15/26(a)	829	820,889
2.95%, 10/01/26	2,573	2,528,333
7.63%, 10/15/26	413	432,538
4.13%, 12/15/26	989	987,339
4.25%, 10/01/27	413	414,321
3.63%, 12/01/27	829	816,202
(1-day SOFR + 0.77%), 1.47%, 09/22/27(c)	1,277	1,226,085
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	995	1,008,951
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	1,700	1,704,722
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	1,150	1,176,858
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	1,030	1,042,325
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	705	718,963
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	160	149,250
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	1,700	1,697,220
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	$2,059	$ 1,767,684
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	1,725	1,750,336
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	1,950	2,020,886
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	1,034	1,007,434
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	1,872	1,632,680
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)	1,571	1,586,026
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	2,457	2,174,664
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	1,550	1,575,783
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	1,705	1,734,055
(1-day SOFR + 1.33%), 6.07%, 10/22/27(c)	970	994,275
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	1,860	1,816,321
(1-day SOFR + 1.44%), 5.10%, 04/22/31(c)	1,290	1,313,899
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	1,245	1,275,999
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	2,125	2,126,431
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	1,770	1,833,429
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	1,798	1,796,082
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	1,425	1,497,424
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	1,676	1,689,399
(1-day SOFR + 1.68%), 5.57%, 04/22/36(c)	1,260	1,288,255
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	1,000	999,073
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	1,598	1,559,663
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	1,724	1,852,399
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	2,615	2,655,455
(1-day SOFR + 1.89%), 2.18%, 06/01/28(c)	1,000	956,674
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	2,600	2,627,883
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	1,605	1,453,250
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	3,188	3,172,012
(1-day SOFR + 2.58%), 5.72%, 09/14/33(c)	2,102	2,166,121
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)(c)	829	710,364
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	1,529	1,490,717
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	1,342	1,189,252
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	919	910,444
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(c)	1,529	1,478,517
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	2,791	2,583,520
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	1,749	1,735,377
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	2,105	2,102,773
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	1,909	1,888,500
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	1,450	1,423,604
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	2,091	1,907,347
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	1,959	1,945,018
JPMorgan Chase Bank NA, 5.11%, 12/08/26	1,500	1,521,810
KeyBank NA
Series BKNT, 3.40%, 05/20/26	450	443,560
Series BKNT, 6.95%, 02/01/28	550	581,625
Series BKNT, 3.90%, 04/13/29	261	247,550
Series BKNT, 4.90%, 08/08/32	550	512,658
KeyBank NA/Cleveland OH
5.00%, 01/26/33	450	434,026
Series BKNT, 5.85%, 11/15/27	500	513,788

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyBank NA/Cleveland OH (continued)
Series BKNT, 4.39%, 12/14/27	$250	$ 248,978
KeyCorp, (1-day SOFR Index + 1.23%), 5.12%, 04/04/31(a)(c)	494	493,323
KeyCorp.
2.25%, 04/06/27	546	522,622
4.10%, 04/30/28(a)	345	340,247
2.55%, 10/01/29	413	374,906
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	546	519,283
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(c)	558	584,517
Kreditanstalt fuer Wiederaufbau
4.63%, 08/07/26	3,000	3,030,831
4.38%, 03/01/27	3,000	3,036,699
3.00%, 05/20/27	2,700	2,663,727
3.50%, 08/27/27(a)	2,000	1,994,129
3.75%, 02/15/28	1,650	1,655,719
2.88%, 04/03/28	1,150	1,125,961
3.88%, 06/15/28	3,000	3,021,050
4.00%, 03/15/29	3,000	3,033,903
1.75%, 09/14/29	1,243	1,144,140
4.63%, 03/18/30	1,995	2,072,222
0.75%, 09/30/30	789	672,126
4.75%, 10/29/30	1,500	1,568,568
4.13%, 07/15/33(a)	2,600	2,589,737
4.38%, 02/28/34	1,000	1,013,012
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	829	808,533
4.63%, 04/17/29	1,000	1,034,083
0.88%, 09/03/30	1,559	1,338,562
5.00%, 10/24/33(a)	600	632,504
Series 37, 2.50%, 11/15/27	1,400	1,361,759
Lloyds Banking Group PLC
3.75%, 01/11/27	600	593,188
4.38%, 03/22/28	478	476,794
4.55%, 08/16/28	710	709,069
(1-year CMT + 0.85%), 1.63%, 05/11/27(c)	800	775,379
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	600	606,936
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	1,000	1,035,761
(1-year CMT + 1.20%), 5.59%, 11/26/35(c)	600	600,836
(1-year CMT + 1.38%), 5.46%, 01/05/28(a)(c)	1,000	1,013,777
(1-year CMT + 1.48%), 5.99%, 08/07/27(c)	900	914,222
(1-year CMT + 1.70%), 5.87%, 03/06/29(a)(c)	1,000	1,033,604
(1-year CMT + 1.75%), 5.68%, 01/05/35(a)(c)	1,200	1,213,189
(1-year CMT + 1.80%), 3.75%, 03/18/28(a)(c)	678	667,622
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	900	882,916
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	500	568,852
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(c)	1,300	1,266,563
M&T Bank Corp.(c)
(1-day SOFR + 0.93%), 4.83%, 01/16/29(a)	145	145,162
(1-day SOFR + 1.61%), 5.39%, 01/16/36	620	603,314
(1-day SOFR + 1.85%), 5.05%, 01/27/34	500	481,425
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	484,350
(1-day SOFR + 2.80%), 7.41%, 10/30/29	400	430,381
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28(a)	450	447,934
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	650	652,307
Series BKNT, 3.40%, 08/17/27	250	242,516
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26(a)	600	587,672
3.68%, 02/22/27	590	583,823
3.29%, 07/25/27	529	517,882
3.96%, 03/02/28	729	721,814
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
4.05%, 09/11/28	$490	$ 485,197
3.74%, 03/07/29	1,659	1,617,835
3.20%, 07/18/29	1,300	1,229,926
2.56%, 02/25/30	710	645,805
2.05%, 07/17/30	910	797,167
(1-year CMT + 0.67%), 1.64%, 10/13/27(c)	750	719,874
(1-year CMT + 0.75%), 1.54%, 07/20/27(c)	1,200	1,158,608
(1-year CMT + 0.78%), 5.20%, 01/16/31(c)	400	407,579
(1-year CMT + 0.82%), 5.26%, 04/17/30(c)	600	612,835
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	750	723,230
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	1,310	1,128,928
(1-year CMT + 0.95%), 5.57%, 01/16/36(c)	800	814,846
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	600	519,844
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	1,000	1,008,028
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	600	523,025
(1-year CMT + 1.17%), 5.16%, 04/24/31(c)	280	284,956
(1-year CMT + 1.27%), 5.62%, 04/24/36(c)	400	408,256
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	600	595,654
(1-year CMT + 1.38%), 5.42%, 02/22/29(c)	980	1,004,393
(1-year CMT + 1.53%), 5.48%, 02/22/31(c)	440	453,289
(1-year CMT + 1.55%), 4.32%, 04/19/33(c)	400	380,855
(1-year CMT + 1.63%), 5.44%, 02/22/34(a)(c)	755	768,014
(1-year CMT + 1.70%), 5.24%, 04/19/29(c)	335	341,659
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	955	974,165
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	900	909,878
(1-year CMT + 1.97%), 5.41%, 04/19/34(a)(c)	600	609,273
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	900	900,146
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	450	459,424
Mizuho Financial Group, Inc.
2.84%, 09/13/26	600	588,487
3.66%, 02/28/27	200	197,708
3.17%, 09/11/27	678	659,613
4.02%, 03/05/28	800	792,232
2.56%, 09/13/31	610	523,774
(1-year CMT + 0.67%), 1.23%, 05/22/27(c)	910	879,063
(1-year CMT + 0.75%), 1.55%, 07/09/27(c)	700	675,738
(1-year CMT + 0.82%), 5.10%, 05/13/31(a)(c)	200	202,841
(1-year CMT + 0.87%), 2.17%, 05/22/32(c)	400	342,274
(1-year CMT + 0.90%), 2.26%, 07/09/32(a)(c)	400	342,819
(1-year CMT + 0.98%), 5.42%, 05/13/36(c)	200	200,669
(1-year CMT + 1.08%), 5.38%, 07/10/30(c)	600	613,474
(1-year CMT + 1.12%), 5.38%, 05/26/30(c)	440	450,307
(1-year CMT + 1.25%), 3.26%, 05/22/30(c)	200	189,405
(1-year CMT + 1.30%), 5.58%, 05/26/35(c)	400	407,462
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	550	558,929
(1-year CMT + 1.50%), 5.67%, 05/27/29(c)	600	618,638
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	800	828,124
(1-year CMT + 1.65%), 5.74%, 05/27/31(c)	300	312,062
(1-year CMT + 1.80%), 5.75%, 05/27/34(c)	600	616,090
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	600	617,146
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	600	612,158
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	500	512,651
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(c)	300	270,120
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(c)	678	637,343
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(a)(c)	600	593,424
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(c)	650	561,896
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(c)	420	388,826
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(c)	$678	$ 595,807
Morgan Stanley
3.13%, 07/27/26	1,763	1,737,894
6.25%, 08/09/26	500	511,261
4.35%, 09/08/26	1,243	1,240,127
3.63%, 01/20/27(a)	1,660	1,644,100
3.95%, 04/23/27	1,263	1,252,410
3.59%, 07/22/28(c)	1,766	1,728,119
7.25%, 04/01/32	400	455,857
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	2,208	2,131,837
(1-day SOFR + 0.88%), 1.59%, 05/04/27(c)	2,344	2,275,908
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	1,181	1,141,228
(1-day SOFR + 1.01%), 5.65%, 04/13/28(c)	825	842,754
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	1,472	1,240,030
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	1,642	1,383,531
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	1,975	1,968,322
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	1,520	1,549,157
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	2,159	1,970,384
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	2,063	1,757,863
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	1,546	1,334,172
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	1,530	1,546,883
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	1,415	1,463,822
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	1,562	1,369,401
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	1,817	1,513,256
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	515	522,018
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	1,815	1,841,765
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	1,425	1,451,048
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	2,150	2,188,156
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	1,891	1,882,742
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	1,781	1,839,649
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	1,710	1,741,362
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	1,454	1,446,266
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	980	1,005,204
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	1,495	1,518,679
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	1,738	1,755,984
(1-day SOFR + 1.76%), 5.66%, 04/17/36(c)	1,095	1,118,486
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	1,280	1,354,645
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	1,990	1,989,855
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	1,400	1,414,605
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	1,078	1,171,426
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	1,165	1,147,478
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	1,619	1,686,604
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	1,881	2,012,183
(1-day SOFR + 2.62%), 5.30%, 04/20/37(a)(c)	1,178	1,148,736
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	2,086	1,979,482
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	1,745	1,713,721
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	2,017	2,002,077
(5-year CMT + 1.80%), 5.94%, 02/07/39(a)(c)	900	905,441
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	1,210	1,218,089
Morgan Stanley Bank NA
Class BN, (1-day SOFR + 0.68%), 4.45%, 10/15/27(c)	750	751,005
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29(c)	750	760,839
Series BKNT, 5.88%, 10/30/26	1,050	1,074,795
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(c)	1,400	1,427,346
Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(c)	925	933,429
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Bank NA (continued)
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(c)	$1,040	$ 1,048,507
National Australia Bank Ltd.
4.50%, 10/26/27	775	781,531
4.90%, 01/14/30(a)	500	512,783
Series BKNT, 2.50%, 07/12/26	847	831,595
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,000	998,300
5.09%, 06/11/27	630	642,682
4.94%, 01/12/28	700	714,145
4.90%, 06/13/28(a)	400	409,065
4.79%, 01/10/29(a)	750	763,887
National Bank of Canada
5.60%, 12/18/28	750	777,620
4.50%, 10/10/29(a)	750	746,367
(1-day SOFR + 0.80%), 4.95%, 02/01/28(a)(c)	250	251,833
(1-day SOFR + 1.04%), 5.60%, 07/02/27(c)	500	505,841
NatWest Group PLC(c)
(1-year CMT + 0.90%), 1.64%, 06/14/27	1,100	1,063,421
(1-year CMT + 1.10%), 5.58%, 03/01/28(a)	600	610,215
(1-year CMT + 1.22%), 4.96%, 08/15/30	800	803,805
(1-year CMT + 1.50%), 5.78%, 03/01/35	1,000	1,017,264
(1-year CMT + 1.95%), 5.81%, 09/13/29	800	827,343
(1-year CMT + 2.10%), 6.02%, 03/02/34(a)	500	520,951
(1-year CMT + 2.27%), 5.52%, 09/30/28	1,325	1,351,290
(1-year CMT + 2.55%), 3.07%, 05/22/28	650	630,798
(3-mo. SOFR US + 2.01%), 4.89%, 05/18/29	928	933,733
(3-mo. SOFR US + 2.13%), 4.45%, 05/08/30	878	865,450
(3-mo. SOFR US + 2.16%), 5.08%, 01/27/30	978	985,969
(5-year CMT + 2.20%), 6.48%, 06/01/34	600	621,053
(5-year CMT + 2.35%), 3.03%, 11/28/35	400	353,555
Northern Trust Corp.
4.00%, 05/10/27	483	482,093
3.65%, 08/03/28	163	160,477
3.15%, 05/03/29	213	204,465
1.95%, 05/01/30	550	488,656
6.13%, 11/02/32	610	656,170
(3-mo. SOFR US + 1.39%), 3.38%, 05/08/32(c)	600	579,887
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	900	915,563
4.75%, 05/21/27	920	938,059
4.25%, 03/01/28	900	913,699
4.13%, 01/18/29	1,000	1,013,321
3.75%, 09/05/29	700	698,351
4.50%, 01/24/30(a)	175	179,994
PNC Bank NA
Series BKNT, 3.10%, 10/25/27	500	486,904
Series BKNT, 3.25%, 01/22/28	250	243,466
Series BKNT, 4.05%, 07/26/28	900	886,151
Series BKNT, 2.70%, 10/22/29	500	459,745
PNC Financial Services Group, Inc.
2.60%, 07/23/26	500	489,776
1.15%, 08/13/26	509	489,369
3.15%, 05/19/27	450	439,390
3.45%, 04/23/29	1,073	1,036,999
2.55%, 01/22/30	1,331	1,215,885
(1-day SOFR + 0.80%), 5.10%, 07/23/27(c)	700	703,813
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	529	456,966
(1-day SOFR + 1.07%), 5.22%, 01/29/31(a)(c)	510	521,809
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	1,276	1,312,159
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	880	871,781
(1-day SOFR + 1.34%), 5.30%, 01/21/28(c)	831	843,075

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	$800	$ 808,914
(1-day SOFR + 1.60%), 5.40%, 07/23/35(c)	920	919,406
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	675	689,124
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	1,288	1,327,905
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	1,012	1,031,910
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	875	864,566
(1-day SOFR + 1.95%), 5.94%, 08/18/34(c)	300	310,453
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	1,399	1,538,372
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(c)	510	525,215
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	450	425,210
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(c)	648	677,694
Regions Financial Corp.
1.80%, 08/12/28	363	331,133
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	325	332,170
(1-day SOFR + 2.06%), 5.50%, 09/06/35(c)	600	587,029
Royal Bank of Canada
1.15%, 07/14/26	635	612,947
5.20%, 07/20/26	868	878,882
1.40%, 11/02/26	324	311,352
4.88%, 01/19/27	641	648,857
2.05%, 01/21/27	313	302,715
3.63%, 05/04/27(a)	149	147,573
4.24%, 08/03/27	150	150,276
6.00%, 11/01/27	1,100	1,145,246
4.90%, 01/12/28	300	305,099
5.20%, 08/01/28	880	903,416
4.95%, 02/01/29	833	848,982
2.30%, 11/03/31	900	780,830
3.88%, 05/04/32	700	659,838
5.00%, 02/01/33	1,060	1,065,319
5.00%, 05/02/33	562	563,532
5.15%, 02/01/34(a)	1,041	1,056,063
(1-day SOFR + 0.79%), 5.07%, 07/23/27(c)	700	705,712
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	850	861,992
(1-day SOFR + 1.03%), 5.15%, 02/04/31(c)	950	966,761
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	700	708,911
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(c)	350	350,410
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(c)	775	780,013
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	350	350,696
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	1,158	1,156,314
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(c)	775	783,450
Santander Holdings USA, Inc.
3.24%, 10/05/26	619	605,723
4.40%, 07/13/27(a)	500	496,495
(1-day SOFR + 1.23%), 6.12%, 05/31/27(c)	210	212,312
(1-day SOFR + 1.25%), 2.49%, 01/06/28(c)	575	551,520
(1-day SOFR + 1.61%), 5.47%, 03/20/29(c)	400	401,575
(1-day SOFR + 1.88%), 5.74%, 03/20/31(c)	400	403,942
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	638	639,566
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(c)	510	520,573
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	496	514,468
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	611	629,267
(1-day SOFR + 2.70%), 6.57%, 06/12/29(c)	388	402,691
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	300	330,188
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	479	462,262
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	624,836
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	220,662
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	833,238
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30	600	594,966
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	600	585,634
Security	Par (000)	Value
Banks (continued)
Santander UK Group Holdings PLC, (1-day SOFR Index + 1.52%), 5.69%, 04/15/31(c)	$550	$ 563,864
Standard Chartered Bank, 4.85%, 12/03/27(a)	250	252,841
State Street Bank & Trust Co.
4.59%, 11/25/26	750	756,621
4.78%, 11/23/29	500	508,352
State Street Corp.
2.65%, 05/19/26	829	816,619
5.27%, 08/03/26	782	792,503
4.99%, 03/18/27	801	813,008
4.33%, 10/22/27	841	845,034
4.54%, 02/28/28(a)	334	337,503
2.40%, 01/24/30(a)	489	450,031
4.73%, 02/28/30	100	101,178
4.83%, 04/24/30	500	507,308
2.20%, 03/03/31	450	392,453
(1-day SOFR + 0.56%), 1.68%, 11/18/27(c)	341	327,198
(1-day SOFR + 0.73%), 2.20%, 02/07/28(c)	279	268,856
(1-day SOFR + 0.95%), 4.54%, 04/24/28(c)	195	196,384
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	441	382,913
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	300	301,587
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	525	522,678
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	400	401,435
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	500	520,425
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	330	301,300
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	600	589,425
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	350	339,656
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	115	119,295
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	500	475,109
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	550	554,975
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	450	470,054
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	335	313,956
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(c)	250	247,796
Sumitomo Mitsui Financial Group, Inc.
5.88%, 07/13/26	600	610,652
2.63%, 07/14/26	1,513	1,483,531
1.40%, 09/17/26	1,382	1,328,369
3.01%, 10/19/26	863	847,115
3.45%, 01/11/27	700	690,787
2.17%, 01/14/27	200	192,916
3.36%, 07/12/27	1,177	1,155,498
3.35%, 10/18/27	413	403,977
5.52%, 01/13/28	1,100	1,132,675
3.54%, 01/17/28	309	302,898
5.80%, 07/13/28	500	520,471
3.94%, 07/19/28	214	211,601
5.72%, 09/14/28	400	415,726
1.90%, 09/17/28	1,182	1,089,588
4.31%, 10/16/28	432	430,927
2.47%, 01/14/29	400	372,455
5.32%, 07/09/29	400	410,647
3.04%, 07/16/29	1,640	1,543,529
2.72%, 09/27/29	478	441,758
5.71%, 01/13/30	700	730,475
2.75%, 01/15/30	750	689,978
5.24%, 04/15/30	400	409,903
2.13%, 07/08/30	1,310	1,156,763
5.85%, 07/13/30	500	525,898
2.14%, 09/23/30	470	408,788
1.71%, 01/12/31	235	199,292
5.42%, 07/09/31	600	617,793
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
2.22%, 09/17/31	$400	$ 343,547
5.45%, 01/15/32	200	205,758
5.77%, 01/13/33	1,050	1,090,415
5.78%, 07/13/33	300	310,998
5.81%, 09/14/33	600	627,680
5.56%, 07/09/34	1,050	1,074,484
5.63%, 01/15/35	600	617,761
Synchrony Bank, 5.63%, 08/23/27	500	505,277
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	250,838
Synovus Financial Corp., (1-day SOFR + 2.35%), 6.17%, 11/01/30(c)	334	336,549
Toronto-Dominion Bank
1.20%, 06/03/26	881	852,391
5.53%, 07/17/26	1,289	1,306,698
1.25%, 09/10/26	911	874,936
5.26%, 12/11/26	165	167,383
4.57%, 12/17/26	950	953,692
1.95%, 01/12/27	413	397,495
2.80%, 03/10/27	637	619,814
4.98%, 04/05/27	275	278,333
4.11%, 06/08/27	816	812,632
4.69%, 09/15/27	674	679,927
5.16%, 01/10/28	350	357,322
4.86%, 01/31/28	498	505,027
5.52%, 07/17/28	747	773,779
4.99%, 04/05/29	775	790,852
4.78%, 12/17/29(a)	550	555,262
2.00%, 09/10/31(a)	295	254,477
2.45%, 01/12/32	413	355,474
5.30%, 01/30/32	500	509,262
3.20%, 03/10/32	1,015	910,331
4.46%, 06/08/32	1,432	1,391,842
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	650	646,499
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(c)	1,015	994,829
Truist Bank
Series BKNT, 3.30%, 05/15/26	400	395,045
Series BKNT, 3.80%, 10/30/26	500	494,457
Series BKNT, 2.25%, 03/11/30	761	670,274
Truist Financial Corp.
1.13%, 08/03/27	435	405,966
3.88%, 03/19/29	330	318,926
1.95%, 06/05/30	535	466,203
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	529	488,028
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	123	122,350
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	1,054	1,061,215
(1-day SOFR + 1.57%), 5.15%, 08/05/32(c)	625	627,781
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	899	918,384
(1-day SOFR + 1.85%), 5.12%, 01/26/34(a)(c)	999	978,531
(1-day SOFR + 1.92%), 5.71%, 01/24/35(a)(c)	948	964,095
(1-day SOFR + 2.05%), 6.05%, 06/08/27(c)	1,035	1,052,002
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	702	671,140
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	500	522,605
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	1,165	1,192,813
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	1,035	1,117,579
U.S. Bancorp
3.90%, 04/26/28	465	462,090
3.00%, 07/30/29	634	592,825
1.38%, 07/22/30	969	825,014
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	693	666,616
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	413	355,702
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	605	612,186
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	847	849,705
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp (continued)
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	$810	$ 822,639
(1-day SOFR + 1.41%), 5.42%, 02/12/36(c)	640	641,830
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	1,018	1,042,180
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	700	679,095
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	760	761,821
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	1,024	1,042,673
(1-day SOFR + 1.88%), 6.79%, 10/26/27(c)	634	655,204
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	1,045	1,080,778
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	1,162	1,203,103
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	675	652,214
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	933	962,785
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	1,007	832,036
Series V, 2.38%, 07/22/26	857	840,003
Series X, 3.15%, 04/27/27	783	768,266
U.S. Bank NA, (1-day SOFR + 0.69%), 4.51%, 10/22/27(c)	800	800,376
UBS AG
1.25%, 06/01/26	600	581,220
1.25%, 08/07/26	1,050	1,010,262
5.65%, 09/11/28	1,000	1,039,313
(1-day SOFR + 0.72%), 4.86%, 01/10/28(a)(c)	750	754,606
UBS AG/Stamford CT
5.00%, 07/09/27	650	659,952
7.50%, 02/15/28	1,400	1,514,567
Wells Fargo & Co.
4.10%, 06/03/26	1,302	1,297,635
3.00%, 10/23/26	2,366	2,322,027
4.30%, 07/22/27	1,667	1,665,769
4.15%, 01/24/29	1,374	1,359,365
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	1,880	1,921,944
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	1,291	1,317,398
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	2,000	2,024,963
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	1,650	1,629,176
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	1,820	1,856,910
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	2,000	2,031,329
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	2,763	2,482,752
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	2,167	2,130,314
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	2,394	2,463,397
(1-day SOFR + 1.74%), 5.61%, 04/23/36(a)(c)	1,095	1,112,045
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)	1,965	1,977,763
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	1,571	1,658,719
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	2,045	2,057,960
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	2,556	2,590,004
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	2,335	2,346,098
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	1,966	2,112,754
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	2,045	1,959,789
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	2,873	2,820,876
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	1,743	1,577,026
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(c)	1,849	1,823,252
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	1,909	1,769,255
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	2,143	2,104,212
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	1,559	1,537,770
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(c)	1,415	1,424,201
Wells Fargo Bank NA
5.25%, 12/11/26	1,200	1,218,319
Series BKNT, 5.45%, 08/07/26	1,500	1,521,692

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Western Alliance Bancorp, (3-mo. CME Term SOFR + 2.25%), 3.00%, 06/15/31(c)	$362	$ 332,700
Westpac Banking Corp.
2.85%, 05/13/26	1,181	1,165,814
1.15%, 06/03/26	1,207	1,169,043
2.70%, 08/19/26	736	723,144
4.60%, 10/20/26	230	231,863
3.35%, 03/08/27	500	494,398
4.04%, 08/26/27(a)	600	600,470
5.46%, 11/18/27(a)	300	310,039
3.40%, 01/25/28	535	525,813
5.54%, 11/17/28	820	857,605
1.95%, 11/20/28	629	583,751
5.05%, 04/16/29	500	514,386
2.65%, 01/16/30	571	530,871
2.15%, 06/03/31	536	472,043
6.82%, 11/17/33	428	465,364
(1-year CMT + 1.20%), 5.62%, 11/20/35(c)	950	941,826
(1-year CMT + 2.68%), 5.41%, 08/10/33(a)(c)	550	545,444
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	920	793,590
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	957	834,723
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	740	707,332
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	704	698,332
Zions Bancorp NA
3.25%, 10/29/29	261	233,291
(1-day SOFR + 2.83%), 6.82%, 11/19/35(c)	250	247,132
		896,175,389
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	950	953,331
4.75%, 01/23/29	2,567	2,606,516
3.50%, 06/01/30	1,311	1,259,873
4.90%, 01/23/31	400	410,290
5.00%, 06/15/34(a)	863	870,681
Brown-Forman Corp., 4.75%, 04/15/33(a)	200	199,009
Coca-Cola Co.
3.38%, 03/25/27	672	665,727
2.90%, 05/25/27	163	160,092
1.45%, 06/01/27	900	856,446
1.50%, 03/05/28(a)	429	402,412
1.00%, 03/15/28	676	625,850
2.13%, 09/06/29(a)	729	674,271
3.45%, 03/25/30	745	723,435
1.65%, 06/01/30	876	773,589
2.00%, 03/05/31	212	187,301
1.38%, 03/15/31	476	405,544
2.25%, 01/05/32	1,033	908,061
5.00%, 05/13/34(a)	766	785,059
4.65%, 08/14/34	637	635,941
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	308,066
5.45%, 06/01/34	300	308,526
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	705	651,990
1.85%, 09/01/32	332	270,767
Constellation Brands, Inc.
3.70%, 12/06/26(a)	620	612,745
3.50%, 05/09/27	179	175,578
4.35%, 05/09/27	400	399,154
3.60%, 02/15/28	350	341,367
4.65%, 11/15/28	250	250,648
Security	Par (000)	Value
Beverages (continued)
Constellation Brands, Inc. (continued)
4.80%, 01/15/29	$175	$ 176,101
3.15%, 08/01/29(a)	829	779,941
2.88%, 05/01/30	229	209,873
4.80%, 05/01/30	175	175,325
2.25%, 08/01/31	652	556,964
4.75%, 05/09/32(a)	330	322,704
4.90%, 05/01/33(a)	840	818,949
Diageo Capital PLC
5.38%, 10/05/26	600	609,138
5.30%, 10/24/27	500	512,063
3.88%, 05/18/28	478	472,680
2.38%, 10/24/29	766	706,115
2.00%, 04/29/30	378	336,039
2.13%, 04/29/32	478	401,048
5.50%, 01/24/33	500	513,440
5.63%, 10/05/33	600	623,261
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26	252	246,042
5.10%, 03/15/27	543	549,579
3.43%, 06/15/27	314	308,456
05/15/28(b)	250	250,584
4.60%, 05/25/28	702	705,408
5.05%, 03/15/29	543	552,889
3.95%, 04/15/29	632	617,907
3.20%, 05/01/30(a)	413	386,631
05/15/30(b)	250	250,117
4.05%, 04/15/32	615	586,098
5.30%, 03/15/34(a)	325	330,296
05/15/35(b)	250	249,513
Series 10, 5.20%, 03/15/31	225	230,328
Series 31, 2.25%, 03/15/31	213	185,523
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	1,027,652
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	227,354
4.55%, 02/16/29	225	227,557
4.70%, 02/16/34	325	321,885
PepsiCo, Inc.
2.38%, 10/06/26	659	644,717
5.13%, 11/10/26	1,800	1,828,290
4.40%, 02/07/27	100	100,885
2.63%, 03/19/27	256	250,172
3.00%, 10/15/27(a)	813	794,178
4.45%, 02/07/28	300	303,635
3.60%, 02/18/28	445	441,605
4.45%, 05/15/28	456	462,949
7.00%, 03/01/29	150	165,466
4.50%, 07/17/29	425	432,198
2.63%, 07/29/29	729	687,312
4.60%, 02/07/30(a)	300	305,339
2.75%, 03/19/30	1,025	957,615
1.63%, 05/01/30	496	437,408
1.40%, 02/25/31	102	86,870
1.95%, 10/21/31	816	703,422
3.90%, 07/18/32	837	804,107
4.45%, 02/15/33	550	551,503
4.80%, 07/17/34	425	424,636
5.00%, 02/07/35	854	862,547
		43,134,583
Biotechnology — 0.7%
Amgen, Inc.
2.60%, 08/19/26	901	882,562
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
2.20%, 02/21/27	$1,148	$ 1,107,045
3.20%, 11/02/27	665	648,789
5.15%, 03/02/28	1,999	2,042,689
1.65%, 08/15/28	700	643,240
3.00%, 02/22/29(a)	300	285,260
4.05%, 08/18/29	942	926,364
2.45%, 02/21/30	902	820,272
5.25%, 03/02/30	1,832	1,883,618
2.30%, 02/25/31	902	793,558
2.00%, 01/15/32(a)	760	637,554
3.35%, 02/22/32	666	608,475
4.20%, 03/01/33	600	568,297
5.25%, 03/02/33	2,058	2,079,487
Biogen, Inc., 2.25%, 05/01/30	907	806,426
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	243,650
3.70%, 03/15/32	577	520,854
Gilead Sciences, Inc.
2.95%, 03/01/27	863	846,743
1.20%, 10/01/27	475	443,835
4.80%, 11/15/29	380	386,716
1.65%, 10/01/30	821	710,625
5.25%, 10/15/33	165	168,533
Illumina, Inc.
4.65%, 09/09/26	225	225,006
5.75%, 12/13/27	200	204,422
2.55%, 03/23/31	395	339,679
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	572,243
Royalty Pharma PLC
1.75%, 09/02/27(a)	643	603,216
5.15%, 09/02/29	300	303,162
2.20%, 09/02/30	1,059	919,331
2.15%, 09/02/31(a)	286	240,539
5.40%, 09/02/34(a)	300	297,254
		21,759,444
Broadline Retail — 0.0%
TJX Cos., Inc.
2.25%, 09/15/26	757	739,041
1.15%, 05/15/28(a)	350	321,545
3.88%, 04/15/30	250	244,862
1.60%, 05/15/31	150	128,058
		1,433,506
Building Materials — 0.4%
Carrier Global Corp.
2.49%, 02/15/27	542	525,989
2.72%, 02/15/30	715	660,354
2.70%, 02/15/31(a)	506	454,824
5.90%, 03/15/34	576	605,460
CRH America Finance, Inc.
5.40%, 05/21/34	500	505,374
5.50%, 01/09/35	650	659,873
CRH SMW Finance DAC
5.20%, 05/21/29	600	612,664
5.13%, 01/09/30	650	662,270
Eagle Materials, Inc., 2.50%, 07/01/31	113	98,665
Fortune Brands Innovations, Inc.
3.25%, 09/15/29(a)	413	388,129
4.00%, 03/25/32	279	258,189
5.88%, 06/01/33(a)	186	191,249
Security	Par (000)	Value
Building Materials (continued)
Holcim Finance U.S. LLC(d)
4.60%, 04/07/27(a)	$125	$ 125,468
4.70%, 04/07/28	125	125,874
4.95%, 04/07/30	50	50,614
5.40%, 04/07/35(a)	45	44,989
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29(a)	300	310,211
1.75%, 09/15/30	125	107,945
2.00%, 09/16/31	351	296,893
4.90%, 12/01/32	475	469,007
Lennox International, Inc., 5.50%, 09/15/28	254	260,779
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	159,727
3.50%, 12/15/27	300	292,722
2.50%, 03/15/30(a)	179	162,418
2.40%, 07/15/31	561	486,453
5.15%, 12/01/34	175	173,816
Masco Corp.
1.50%, 02/15/28	300	275,553
2.00%, 10/01/30	109	93,537
2.00%, 02/15/31	413	350,153
Mohawk Industries, Inc.
5.85%, 09/18/28	250	259,066
3.63%, 05/15/30(a)	225	212,530
Owens Corning
3.40%, 08/15/26	272	268,167
5.50%, 06/15/27	299	304,670
3.95%, 08/15/29	270	262,441
3.50%, 02/15/30	290	273,555
3.88%, 06/01/30	225	215,157
5.70%, 06/15/34	222	227,698
Trane Technologies Financing Ltd.
3.80%, 03/21/29	560	548,807
5.25%, 03/03/33	400	407,733
5.10%, 06/13/34	255	255,849
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	300	294,842
Vulcan Materials Co.
3.90%, 04/01/27	129	127,585
4.95%, 12/01/29	325	328,081
3.50%, 06/01/30	400	378,790
5.35%, 12/01/34	325	327,627
		14,101,797
Building Products — 0.7%
Ferguson Enterprises, Inc., 5.00%, 10/03/34	100	96,775
Home Depot, Inc.
5.15%, 06/25/26(a)	703	711,600
2.13%, 09/15/26	671	654,439
4.95%, 09/30/26	566	572,840
2.50%, 04/15/27	460	446,932
2.88%, 04/15/27	525	514,191
4.88%, 06/25/27	245	249,396
2.80%, 09/14/27	671	652,362
0.90%, 03/15/28	408	374,098
1.50%, 09/15/28	555	511,404
3.90%, 12/06/28	600	597,197
4.90%, 04/15/29(a)	250	256,685
2.95%, 06/15/29	1,226	1,167,163
4.75%, 06/25/29	1,087	1,109,101
2.70%, 04/15/30	1,051	974,983
1.38%, 03/15/31	475	399,264

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
4.85%, 06/25/31	$595	$ 607,553
1.88%, 09/15/31	671	573,516
3.25%, 04/15/32	734	672,370
4.50%, 09/15/32	944	939,282
4.95%, 06/25/34	1,185	1,192,208
Lowe’s Cos., Inc.
3.35%, 04/01/27	628	617,225
3.10%, 05/03/27	1,254	1,225,030
1.30%, 04/15/28	599	550,227
1.70%, 09/15/28	352	322,309
6.50%, 03/15/29	260	278,742
3.65%, 04/05/29(a)	613	594,809
4.50%, 04/15/30	829	826,323
1.70%, 10/15/30	941	807,635
2.63%, 04/01/31	1,129	1,008,226
3.75%, 04/01/32	829	770,939
5.00%, 04/15/33	850	847,004
5.15%, 07/01/33(a)	552	554,278
		21,676,106
Capital Markets — 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	245,327
5.50%, 08/20/34	200	195,003
Ameriprise Financial, Inc.
2.88%, 09/15/26	289	284,082
5.70%, 12/15/28	375	392,714
4.50%, 05/13/32	313	306,557
5.15%, 05/15/33	460	465,041
5.20%, 04/15/35	325	325,352
Apollo Debt Solutions BDC
6.90%, 04/13/29	600	617,077
6.70%, 07/29/31	640	652,063
6.55%, 03/15/32(d)	355	357,074
Apollo Global Management, Inc., 6.38%, 11/15/33	275	297,175
Ares Capital Corp.
2.15%, 07/15/26	776	747,747
7.00%, 01/15/27	482	494,865
2.88%, 06/15/27	179	170,741
2.88%, 06/15/28	568	527,014
5.88%, 03/01/29	550	554,862
5.95%, 07/15/29	565	572,313
3.20%, 11/15/31(a)	563	481,082
5.80%, 03/08/32	625	610,588
Ares Management Corp., 6.38%, 11/10/28	154	162,633
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26	130	124,142
5.95%, 03/15/30	250	244,989
Barings BDC, Inc.
3.30%, 11/23/26	150	144,352
7.00%, 02/15/29(a)	250	256,165
BGC Group, Inc.
8.00%, 05/25/28	200	211,855
6.60%, 06/10/29(a)	325	332,609
6.15%, 04/02/30(d)	175	174,811
Blackstone Private Credit Fund
2.63%, 12/15/26(a)	675	647,427
3.25%, 03/15/27	694	668,772
4.95%, 09/26/27(d)	250	247,638
7.30%, 11/27/28	450	476,257
4.00%, 01/15/29	393	371,309
Security	Par (000)	Value
Capital Markets (continued)
Blackstone Private Credit Fund (continued)
5.95%, 07/16/29	$325	$ 326,710
5.60%, 11/22/29(a)(d)	300	296,550
5.25%, 04/01/30(d)	250	243,756
6.25%, 01/25/31	300	305,178
6.00%, 01/29/32(a)	650	644,392
6.00%, 11/22/34(d)	550	525,656
Blackstone Secured Lending Fund
2.75%, 09/16/26(a)	552	533,444
2.13%, 02/15/27	400	378,646
5.88%, 11/15/27	175	177,166
5.35%, 04/13/28	450	449,004
2.85%, 09/30/28	390	357,301
5.30%, 06/30/30	375	365,232
Blue Owl Capital Corp.
3.40%, 07/15/26(a)	829	805,766
2.63%, 01/15/27	225	214,025
3.13%, 04/13/27	130	123,677
2.88%, 06/11/28	526	480,289
5.95%, 03/15/29(a)	758	752,374
Blue Owl Capital Corp. II, 8.45%, 11/15/26	50	52,162
Blue Owl Credit Income Corp.
4.70%, 02/08/27(a)	252	248,162
7.75%, 09/16/27(a)	600	622,365
7.95%, 06/13/28	398	419,406
7.75%, 01/15/29	352	370,053
6.60%, 09/15/29(d)	600	607,067
5.80%, 03/15/30(a)(d)	625	610,934
6.65%, 03/15/31(a)	570	576,988
Blue Owl Finance LLC
3.13%, 06/10/31	398	347,470
4.38%, 02/15/32(a)	200	184,279
6.25%, 04/18/34	670	676,722
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	50	47,100
6.10%, 03/15/28(d)	465	460,859
6.75%, 04/04/29(a)	400	400,917
Brookfield Asset Management Ltd., 5.80%, 04/24/35(a)	250	254,021
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	332,201
Carlyle Secured Lending, Inc., 6.75%, 02/18/30	150	151,548
Charles Schwab Corp.
1.15%, 05/13/26	843	815,801
5.88%, 08/24/26	736	750,322
3.20%, 03/02/27	478	469,563
2.45%, 03/03/27(a)	943	914,602
3.30%, 04/01/27	350	344,183
3.20%, 01/25/28	525	511,666
2.00%, 03/20/28	754	709,839
4.00%, 02/01/29(a)	442	438,286
3.25%, 05/22/29	532	509,560
2.75%, 10/01/29	179	167,349
4.63%, 03/22/30(a)	179	181,292
1.65%, 03/11/31	413	349,912
2.30%, 05/13/31	363	319,628
1.95%, 12/01/31	700	588,193
2.90%, 03/03/32	660	581,140
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)(c)	356	377,796
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)(c)	795	844,320
(1-day SOFR + 2.21%), 5.64%, 05/19/29(c)	562	582,562
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	456	476,266
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
CI Financial Corp., 3.20%, 12/17/30	$646	$ 563,778
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	570	643,138
Eaton Vance Corp., 3.50%, 04/06/27(a)	200	196,460
Franklin BSP Capital Corp., 7.20%, 06/15/29	200	203,478
Franklin Resources, Inc., 1.60%, 10/30/30	400	342,052
FS KKR Capital Corp.
2.63%, 01/15/27	329	311,232
3.25%, 07/15/27	413	391,890
3.13%, 10/12/28	663	598,728
7.88%, 01/15/29	250	261,301
6.88%, 08/15/29(a)	372	378,132
6.13%, 01/15/30	400	393,210
Goldman Sachs BDC, Inc., 6.38%, 03/11/27	100	102,235
Goldman Sachs Private Credit Corp.(b)
05/06/28	125	125,277
05/06/30	125	125,027
Golub Capital BDC, Inc.
2.50%, 08/24/26	380	365,648
2.05%, 02/15/27	145	136,198
7.05%, 12/05/28	250	260,494
6.00%, 07/15/29	600	601,524
Golub Capital Private Credit Fund(d)
5.80%, 09/12/29	300	295,314
5.88%, 05/01/30(a)	302	295,961
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(d)	645	618,281
HPS Corporate Lending Fund
6.75%, 01/30/29(a)	200	206,054
6.25%, 09/30/29	300	304,441
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	275	262,564
Jefferies Financial Group, Inc.
4.85%, 01/15/27	409	411,458
6.45%, 06/08/27	250	258,462
5.88%, 07/21/28	535	549,304
4.15%, 01/23/30	679	654,108
2.63%, 10/15/31	629	530,581
2.75%, 10/15/32	274	224,391
6.20%, 04/14/34	725	734,607
Kreditanstalt fuer Wiederaufbau, Series GLOB, 3.88%, 05/15/28(a)	2,000	2,014,456
Lazard Group LLC
3.63%, 03/01/27	200	195,645
4.50%, 09/19/28	200	197,648
4.38%, 03/11/29	379	371,462
6.00%, 03/15/31	219	225,124
LPL Holdings, Inc.
5.70%, 05/20/27	490	499,721
4.90%, 04/03/28	75	75,345
6.75%, 11/17/28(a)	550	584,689
5.20%, 03/15/30(a)	452	456,147
5.15%, 06/15/30	75	75,259
6.00%, 05/20/34(a)	300	305,362
5.65%, 03/15/35	350	346,018
5.75%, 06/15/35	75	74,585
Main Street Capital Corp.
3.00%, 07/14/26	130	125,721
6.50%, 06/04/27	175	177,867
6.95%, 03/01/29	225	230,650
Marex Group PLC, 6.40%, 11/04/29	450	459,641
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29	250	254,651
Security	Par (000)	Value
Capital Markets (continued)
MSD Investment Corp., 6.25%, 05/31/30(d)	$125	$ 122,686
New Mountain Finance Corp.
6.20%, 10/15/27	200	199,982
6.88%, 02/01/29	150	151,247
Nomura Holdings, Inc.
1.65%, 07/14/26	500	482,903
2.33%, 01/22/27	878	844,556
5.59%, 07/02/27	400	407,551
5.39%, 07/06/27	400	405,706
5.84%, 01/18/28	200	205,771
6.07%, 07/12/28	550	572,114
2.17%, 07/14/28	300	277,621
2.71%, 01/22/29	478	443,723
5.61%, 07/06/29	400	410,533
3.10%, 01/16/30	235	217,321
2.68%, 07/16/30	510	455,608
2.61%, 07/14/31	650	563,641
3.00%, 01/22/32	450	390,543
6.18%, 01/18/33	600	628,259
6.09%, 07/12/33(a)	300	314,219
5.78%, 07/03/34	655	665,800
North Haven Private Income Fund LLC, 5.75%, 02/01/30	200	198,428
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	200	203,028
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	150	141,583
7.10%, 02/15/29(a)	200	203,606
6.34%, 02/27/30	245	241,750
Raymond James Financial, Inc., 4.65%, 04/01/30(a)	136	136,942
Sixth Street Lending Partners
6.50%, 03/11/29	426	433,317
5.75%, 01/15/30	350	346,056
6.13%, 07/15/30(d)	500	501,834
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	250	259,970
6.13%, 03/01/29(a)	200	202,476
5.63%, 08/15/30	140	138,497
Stifel Financial Corp., 4.00%, 05/15/30	218	207,814
TPG Operating Group II LP, 5.88%, 03/05/34	426	429,843
Voya Financial, Inc.
3.65%, 06/15/26	288	285,134
5.00%, 09/20/34	185	176,771
(3-mo. SOFR US + 2.35%), 4.70%, 01/23/48(c)	100	91,595
		65,607,083
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	342	327,738
4.60%, 02/08/29	450	456,458
2.05%, 05/15/30	623	557,428
4.75%, 02/08/31	386	391,560
4.80%, 03/03/33	300	300,309
4.85%, 02/08/34	672	669,266
Albemarle Corp.
4.65%, 06/01/27	400	390,396
5.05%, 06/01/32(a)	300	276,281
Cabot Corp.
4.00%, 07/01/29	93	89,946
5.00%, 06/30/32	400	395,435
CF Industries, Inc., 5.15%, 03/15/34	542	524,076
Dow Chemical Co.
4.80%, 11/30/28(a)	375	379,092

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (continued)
7.38%, 11/01/29	$358	$ 393,639
2.10%, 11/15/30(a)	450	390,450
6.30%, 03/15/33(a)	462	491,013
5.15%, 02/15/34(a)	400	392,453
4.25%, 10/01/34	350	312,451
5.35%, 03/15/35	325	316,056
DuPont de Nemours, Inc., 4.73%, 11/15/28	1,291	1,304,071
Eastman Chemical Co.
4.50%, 12/01/28	179	178,215
5.00%, 08/01/29	615	619,842
5.75%, 03/08/33	360	368,467
5.63%, 02/20/34	510	507,882
Ecolab, Inc.
2.70%, 11/01/26	500	490,663
1.65%, 02/01/27	270	259,447
3.25%, 12/01/27	329	322,985
5.25%, 01/15/28(a)	304	313,830
4.80%, 03/24/30	413	421,515
1.30%, 01/30/31	490	410,926
2.13%, 02/01/32(a)	329	280,101
EIDP, Inc.
4.50%, 05/15/26(a)	350	350,512
2.30%, 07/15/30	274	247,236
4.80%, 05/15/33	350	343,608
FMC Corp.
5.15%, 05/18/26	220	220,314
3.20%, 10/01/26	100	97,719
3.45%, 10/01/29	305	280,242
5.65%, 05/18/33(a)	370	357,258
Huntsman International LLC
4.50%, 05/01/29	600	565,533
2.95%, 06/15/31	220	181,234
5.70%, 10/15/34(a)	200	180,221
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	263	261,639
Linde, Inc., 1.10%, 08/10/30(a)	383	328,164
Lubrizol Corp., 6.50%, 10/01/34	100	112,065
LYB International Finance II BV, 3.50%, 03/02/27(a)	380	373,060
LYB International Finance III LLC
2.25%, 10/01/30	384	335,003
5.63%, 05/15/33	420	421,668
5.50%, 03/01/34	425	413,492
Mosaic Co.
4.05%, 11/15/27	419	414,125
5.38%, 11/15/28	200	204,568
5.45%, 11/15/33(a)	272	271,739
NewMarket Corp., 2.70%, 03/18/31	294	258,454
Nutrien Ltd.
4.00%, 12/15/26	213	211,357
4.50%, 03/12/27	275	275,790
5.20%, 06/21/27	300	304,551
4.90%, 03/27/28	460	466,569
4.20%, 04/01/29(a)	500	493,949
2.95%, 05/13/30	479	442,132
5.25%, 03/12/32	400	402,740
5.40%, 06/21/34(a)	400	401,421
4.13%, 03/15/35	284	254,174
PPG Industries, Inc.
3.75%, 03/15/28	400	393,787
2.80%, 08/15/29	129	120,264
Security	Par (000)	Value
Chemicals (continued)
PPG Industries, Inc. (continued)
2.55%, 06/15/30	$300	$ 273,025
RPM International, Inc.
3.75%, 03/15/27	330	325,228
4.55%, 03/01/29	290	287,911
2.95%, 01/15/32	159	137,663
Sherwin-Williams Co.
3.45%, 06/01/27	723	710,077
4.55%, 03/01/28	400	402,081
2.95%, 08/15/29	512	479,287
2.30%, 05/15/30	350	313,092
4.80%, 09/01/31	150	150,148
2.20%, 03/15/32	211	177,988
Westlake Corp.
3.60%, 08/15/26	413	407,734
3.38%, 06/15/30(a)	225	210,474
		26,391,287
Commercial Services & Supplies — 1.0%
Automatic Data Processing, Inc.
1.70%, 05/15/28	574	536,840
1.25%, 09/01/30	705	607,984
4.45%, 09/09/34	843	819,825
Block Financial LLC
2.50%, 07/15/28	273	253,800
3.88%, 08/15/30	379	357,542
Cintas Corp. No 2, 05/01/28(b)	275	275,922
Cintas Corp. No. 2
3.70%, 04/01/27	547	542,169
4.00%, 05/01/32	350	334,573
Cornell University, 4.84%, 06/15/34	350	347,038
Emory University, Series 2020, 2.14%, 09/01/30	250	222,784
Equifax, Inc.
5.10%, 12/15/27	300	303,537
5.10%, 06/01/28	524	532,540
4.80%, 09/15/29	324	325,258
3.10%, 05/15/30	354	326,840
2.35%, 09/15/31	129	111,326
GATX Corp.
3.25%, 09/15/26	620	608,422
5.40%, 03/15/27	55	55,777
3.85%, 03/30/27	413	407,203
4.55%, 11/07/28	200	199,805
4.70%, 04/01/29	379	379,001
4.00%, 06/30/30	250	240,524
1.90%, 06/01/31(a)	259	217,968
3.50%, 06/01/32	250	224,432
4.90%, 03/15/33	215	209,637
5.45%, 09/15/33	300	300,160
6.05%, 03/15/34	400	416,566
6.90%, 05/01/34(a)	250	274,640
5.50%, 06/15/35	175	173,427
Global Payments, Inc.
2.15%, 01/15/27	404	387,180
4.95%, 08/15/27	275	276,244
4.45%, 06/01/28	350	347,070
3.20%, 08/15/29	777	723,727
5.30%, 08/15/29	520	524,210
2.90%, 05/15/30	504	453,935
2.90%, 11/15/31	671	581,981
5.40%, 08/15/32(a)	585	582,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
GXO Logistics, Inc.
1.65%, 07/15/26	$129	$ 123,612
6.25%, 05/06/29(a)	400	406,496
2.65%, 07/15/31(a)	219	184,930
6.50%, 05/06/34	400	399,279
J Paul Getty Trust, 04/01/35(b)	325	325,000
Johns Hopkins University, Series A, 4.71%, 07/01/32(a)	125	124,951
Leland Stanford Junior University
1.29%, 06/01/27(a)	50	47,306
4.68%, 03/01/35	300	296,115
Moody’s Corp.
3.25%, 01/15/28	196	191,463
4.25%, 02/01/29	129	128,427
2.00%, 08/19/31(a)	192	164,355
4.25%, 08/08/32(a)	350	337,785
5.00%, 08/05/34(a)	225	223,706
PayPal Holdings, Inc.
2.65%, 10/01/26	829	813,724
3.90%, 06/01/27	250	248,834
4.45%, 03/06/28	80	80,886
2.85%, 10/01/29	1,054	990,084
2.30%, 06/01/30	652	588,948
4.40%, 06/01/32	770	751,248
5.15%, 06/01/34	673	675,133
5.10%, 04/01/35	250	248,695
Quanta Services, Inc.
4.75%, 08/09/27(a)	325	326,561
2.90%, 10/01/30	693	627,868
2.35%, 01/15/32(a)	400	337,192
5.25%, 08/09/34	425	418,578
RELX Capital, Inc.
4.00%, 03/18/29	697	689,105
4.75%, 03/27/30	250	252,896
3.00%, 05/22/30	450	420,450
4.75%, 05/20/32	210	208,816
5.25%, 03/27/35	575	579,344
Rollins, Inc., 5.25%, 02/24/35(d)	90	89,885
S&P Global, Inc.
2.95%, 01/22/27	348	341,372
2.45%, 03/01/27	966	938,966
4.75%, 08/01/28	129	130,998
2.70%, 03/01/29	758	715,497
4.25%, 05/01/29	525	523,427
2.50%, 12/01/29	239	221,246
1.25%, 08/15/30	355	302,865
2.90%, 03/01/32	502	449,313
5.25%, 09/15/33	321	328,648
TR Finance LLC, 3.35%, 05/15/26	384	378,420
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	350	292,080
Trustees of Princeton University, 4.65%, 07/01/30	75	76,080
UL Solutions, Inc., 6.50%, 10/20/28(a)(d)	150	157,794
Verisk Analytics, Inc.
4.13%, 03/15/29	413	407,090
5.75%, 04/01/33	285	295,809
5.25%, 06/05/34	496	499,351
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Verisk Analytics, Inc. (continued)
5.25%, 03/15/35	$525	$ 520,528
Yale University, Series 2020, 1.48%, 04/15/30	98	86,427
		31,449,813
Communications Equipment — 0.1%
Juniper Networks, Inc.
3.75%, 08/15/29(a)	313	302,234
2.00%, 12/10/30	250	214,309
Motorola Solutions, Inc.
4.60%, 02/23/28	413	414,965
5.00%, 04/15/29	400	406,434
4.60%, 05/23/29	399	398,617
2.30%, 11/15/30	638	562,212
2.75%, 05/24/31	550	488,965
5.60%, 06/01/32	368	380,084
5.40%, 04/15/34	600	606,288
		3,774,108
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	313,419
5.90%, 03/01/33	265	269,604
MasTec, Inc., 5.90%, 06/15/29(a)	450	460,755
		1,043,778
Consumer Finance — 1.4%
American Express Co.
3.13%, 05/20/26	677	669,597
1.65%, 11/04/26	829	797,310
2.55%, 03/04/27	885	858,508
3.30%, 05/03/27	1,109	1,090,395
5.85%, 11/05/27	990	1,028,684
4.05%, 05/03/29(a)	709	704,920
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	554	561,472
(1-day SOFR + 0.97%), 5.39%, 07/28/27(c)	851	859,880
(1-day SOFR + 1.00%), 5.10%, 02/16/28(c)	892	903,116
(1-day SOFR + 1.26%), 4.73%, 04/25/29(c)	1,050	1,059,561
(1-day SOFR + 1.42%), 5.28%, 07/26/35(c)	1,280	1,275,310
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	1,050	1,066,870
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	200	205,107
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	722	697,211
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	745	763,299
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	800	798,375
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	300	301,887
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	708	766,935
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	632	617,582
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	495	503,938
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	678	701,162
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	1,063	1,089,813
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	750	755,724
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	27,107
Capital One Financial Corp.
3.75%, 07/28/26	900	889,286
3.75%, 03/09/27	757	747,574
3.65%, 05/11/27	673	662,224
3.80%, 01/31/28(a)	229	224,581
(1-day SOFR + 0.86%), 1.88%, 11/02/27(c)	729	699,292
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	313	266,827
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	529	435,511

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	$472	$ 479,644
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	792	746,109
(1-day SOFR + 1.91%), 5.70%, 02/01/30(a)(c)	668	684,434
(1-day SOFR + 1.99%), 5.88%, 07/26/35(c)	700	708,565
(1-day SOFR + 2.04%), 6.18%, 01/30/36(c)	1,000	985,435
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	634	637,175
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	567	577,843
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	790	807,381
(1-day SOFR + 2.37%), 5.27%, 05/10/33(c)	650	639,114
(1-day SOFR + 2.44%), 7.15%, 10/29/27(c)	522	540,129
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	714	720,642
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	801	808,015
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	665	692,996
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	855	892,798
(1-day SOFR + 3.07%), 7.62%, 10/30/31(c)	1,126	1,254,559
Discover Financial Services
4.10%, 02/09/27(a)	192	190,293
6.70%, 11/29/32	500	535,653
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	575	659,443
Mastercard, Inc.
2.95%, 11/21/26	400	393,936
3.30%, 03/26/27	353	349,258
4.10%, 01/15/28	215	216,166
3.50%, 02/26/28	179	177,029
4.88%, 03/09/28	410	420,101
4.55%, 03/15/28	115	116,748
2.95%, 06/01/29	543	519,726
3.35%, 03/26/30	902	868,555
1.90%, 03/15/31(a)	325	285,704
2.00%, 11/18/31	456	393,340
4.35%, 01/15/32	600	594,420
4.95%, 03/15/32	325	331,585
4.85%, 03/09/33	556	560,740
4.88%, 05/09/34	574	577,473
4.55%, 01/15/35(a)	874	853,418
Synchrony Financial
3.70%, 08/04/26	200	195,460
3.95%, 12/01/27	479	465,860
5.15%, 03/19/29	413	408,478
2.88%, 10/28/31	508	429,963
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(c)	542	540,415
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(c)	300	303,898
Visa, Inc.
1.90%, 04/15/27	1,325	1,278,247
0.75%, 08/15/27	250	233,594
2.75%, 09/15/27	609	593,513
2.05%, 04/15/30	897	812,950
1.10%, 02/15/31	298	252,709
Western Union Co., 2.75%, 03/15/31(a)	95	82,077
		46,844,649
Consumer Staples Distribution & Retail — 0.6%
Best Buy Co., Inc.
4.45%, 10/01/28(a)	250	249,632
1.95%, 10/01/30	236	202,522
Costco Wholesale Corp.
3.00%, 05/18/27	657	646,342
1.38%, 06/20/27	456	433,528
1.60%, 04/20/30	843	747,224
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Costco Wholesale Corp. (continued)
1.75%, 04/20/32	$633	$ 535,688
Dollar General Corp.
3.88%, 04/15/27	350	345,571
4.63%, 11/01/27(a)	270	270,568
4.13%, 05/01/28	300	295,728
5.20%, 07/05/28	140	142,189
3.50%, 04/03/30(a)	626	587,318
5.00%, 11/01/32(a)	355	348,357
5.45%, 07/05/33(a)	630	635,693
Dollar Tree, Inc.
4.20%, 05/15/28	693	683,557
2.65%, 12/01/31	413	358,310
Target Corp.
1.95%, 01/15/27	672	650,586
3.38%, 04/15/29	829	804,980
2.35%, 02/15/30	811	742,535
2.65%, 09/15/30	361	330,660
4.50%, 09/15/32(a)	672	662,333
4.40%, 01/15/33	300	291,939
4.50%, 09/15/34	325	312,158
5.00%, 04/15/35	250	247,849
Walmart, Inc.
3.05%, 07/08/26	350	346,613
1.05%, 09/17/26	918	885,133
5.88%, 04/05/27(a)	256	266,240
4.10%, 04/28/27	310	311,887
3.95%, 09/09/27	250	250,695
3.90%, 04/15/28	320	320,677
3.70%, 06/26/28	574	572,377
1.50%, 09/22/28	1,239	1,146,027
3.25%, 07/08/29	400	389,721
7.55%, 02/15/30(a)	278	320,125
4.00%, 04/15/30(a)	342	342,540
4.35%, 04/28/30	410	414,908
1.80%, 09/22/31	1,440	1,250,200
4.15%, 09/09/32(a)	762	751,433
4.10%, 04/15/33(a)	1,000	975,507
4.90%, 04/28/35	615	622,785
2.38%, 09/24/29	300	280,348
		19,972,483
Containers & Packaging — 0.4%
Amcor Finance USA, Inc.
4.50%, 05/15/28	272	271,299
5.63%, 05/26/33(a)	320	328,511
Amcor Flexibles North America, Inc.
4.80%, 03/17/28(d)	325	327,309
5.10%, 03/17/30(d)	436	440,143
2.63%, 06/19/30(a)	405	364,024
2.69%, 05/25/31	437	386,241
5.50%, 03/17/35(d)	490	487,997
Amcor Group Finance PLC, 5.45%, 05/23/29	350	356,981
AptarGroup, Inc., 3.60%, 03/15/32	150	136,718
Berry Global, Inc.
1.65%, 01/15/27	413	391,859
5.50%, 04/15/28	350	357,533
5.80%, 06/15/31	750	785,660
5.65%, 01/15/34(a)	424	428,039
Packaging Corp. of America
3.40%, 12/15/27	350	342,951
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Packaging Corp. of America (continued)
3.00%, 12/15/29	$388	$ 361,920
5.70%, 12/01/33	220	226,397
Smurfit Kappa Treasury ULC(d)
5.20%, 01/15/30	400	405,037
5.44%, 04/03/34	800	799,574
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(d)	600	600,687
Sonoco Products Co.
4.45%, 09/01/26	100	99,834
2.25%, 02/01/27(a)	88	84,392
4.60%, 09/01/29	525	517,284
3.13%, 05/01/30	277	254,610
2.85%, 02/01/32(a)	379	328,189
5.00%, 09/01/34(a)	455	434,964
WestRock MWV LLC, 8.20%, 01/15/30(a)	289	330,475
WRKCo, Inc.
3.38%, 09/15/27	413	401,799
4.00%, 03/15/28	323	317,829
3.90%, 06/01/28	264	258,263
4.90%, 03/15/29(a)	429	431,019
4.20%, 06/01/32	288	270,412
3.00%, 06/15/33	450	384,598
		11,912,548
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	498,528
6.25%, 06/15/33(a)	350	361,168
WW Grainger, Inc., 4.45%, 09/15/34	280	271,667
		1,131,363
Diversified REITs — 2.0%
Agree LP
2.00%, 06/15/28	258	239,793
2.90%, 10/01/30	258	234,808
4.80%, 10/01/32	200	193,308
5.63%, 06/15/34	334	337,106
American Assets Trust LP
3.38%, 02/01/31	272	237,249
6.15%, 10/01/34	300	294,990
American Tower Corp.
1.45%, 09/15/26	191	183,267
3.38%, 10/15/26	675	664,440
2.75%, 01/15/27	359	348,896
3.13%, 01/15/27	270	264,042
3.65%, 03/15/27	493	485,499
3.55%, 07/15/27	500	490,897
3.60%, 01/15/28	500	489,136
1.50%, 01/31/28	243	224,405
5.50%, 03/15/28	290	298,250
5.25%, 07/15/28	194	198,394
5.80%, 11/15/28	420	437,021
5.20%, 02/15/29	300	306,619
3.95%, 03/15/29	413	402,708
3.80%, 08/15/29	1,063	1,028,531
2.90%, 01/15/30	447	413,576
5.00%, 01/31/30	465	472,570
4.90%, 03/15/30	500	504,871
2.10%, 06/15/30	609	536,841
1.88%, 10/15/30	399	343,388
2.70%, 04/15/31	396	351,859
2.30%, 09/15/31	391	336,587
4.05%, 03/15/32(a)	366	346,596
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
5.65%, 03/15/33(a)	$206	$ 212,760
5.55%, 07/15/33	524	535,709
5.90%, 11/15/33	500	523,997
5.45%, 02/15/34	400	406,652
5.40%, 01/31/35(a)	325	328,355
5.35%, 03/15/35	500	503,614
Americold Realty Operating Partnership LP
5.60%, 05/15/32	225	225,320
5.41%, 09/12/34(a)	325	315,677
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	356	348,678
Brixmor Operating Partnership LP
4.13%, 06/15/26	463	460,189
3.90%, 03/15/27(a)	256	252,728
2.25%, 04/01/28	270	252,072
4.13%, 05/15/29	380	370,015
4.05%, 07/01/30	394	378,212
2.50%, 08/16/31	415	358,121
5.20%, 04/01/32	200	199,458
5.50%, 02/15/34	225	224,646
5.75%, 02/15/35	300	303,519
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	185,258
Brookfield Capital Finance LLC, 6.09%, 06/14/33	350	363,496
Brookfield Finance, Inc.
4.25%, 06/02/26	179	178,307
3.90%, 01/25/28	419	412,123
4.85%, 03/29/29	700	703,219
4.35%, 04/15/30	413	403,270
2.72%, 04/15/31	593	526,565
6.35%, 01/05/34	450	475,219
5.68%, 01/15/35(a)	200	201,811
Crown Castle, Inc.
3.70%, 06/15/26	573	566,764
1.05%, 07/15/26	659	631,073
4.00%, 03/01/27	321	317,675
2.90%, 03/15/27	430	417,033
3.65%, 09/01/27	600	586,813
5.00%, 01/11/28	645	650,158
3.80%, 02/15/28	709	692,470
4.80%, 09/01/28	120	120,232
4.30%, 02/15/29	450	441,787
5.60%, 06/01/29	425	436,003
4.90%, 09/01/29	260	260,665
3.10%, 11/15/29	200	185,770
3.30%, 07/01/30	572	529,745
2.25%, 01/15/31	405	349,341
2.10%, 04/01/31	593	503,656
2.50%, 07/15/31	500	430,426
5.10%, 05/01/33	475	464,796
5.80%, 03/01/34	200	204,421
5.20%, 09/01/34	525	514,886
Digital Realty Trust LP
3.70%, 08/15/27	129	127,398
5.55%, 01/15/28	685	703,744
4.45%, 07/15/28	350	349,009
3.60%, 07/01/29	620	596,528
EPR Properties
4.75%, 12/15/26	225	223,077
4.50%, 06/01/27	225	221,346
4.95%, 04/15/28	225	222,242
3.75%, 08/15/29	225	209,993

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
EPR Properties (continued)
3.60%, 11/15/31	$250	$ 221,126
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	626	637,580
Equinix, Inc.
1.45%, 05/15/26	283	273,615
2.90%, 11/18/26	446	435,289
1.80%, 07/15/27	372	351,446
1.55%, 03/15/28	545	503,471
2.00%, 05/15/28	308	287,209
3.20%, 11/18/29(a)	592	557,167
2.15%, 07/15/30	817	722,722
2.50%, 05/15/31	819	717,328
3.90%, 04/15/32	800	747,933
Federal Realty OP LP
3.25%, 07/15/27	259	251,584
5.38%, 05/01/28	160	163,435
3.50%, 06/01/30	218	205,482
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	340	344,808
5.30%, 01/15/29	829	828,416
4.00%, 01/15/30	567	534,884
4.00%, 01/15/31	400	371,248
3.25%, 01/15/32	450	387,890
6.75%, 12/01/33	309	325,522
5.63%, 09/15/34	545	533,338
Hercules Capital, Inc., 3.38%, 01/20/27(a)	130	124,837
Host Hotels & Resorts LP
5.70%, 07/01/34	400	393,868
Series H, 3.38%, 12/15/29(a)	405	373,925
Series I, 3.50%, 09/15/30	450	409,605
Series J, 2.90%, 12/15/31	329	281,267
Kimco Realty OP LLC
2.80%, 10/01/26	413	403,370
3.80%, 04/01/27	250	246,848
1.90%, 03/01/28	166	154,957
2.70%, 10/01/30	350	317,990
2.25%, 12/01/31	239	204,147
3.20%, 04/01/32	500	444,118
4.60%, 02/01/33	372	358,302
6.40%, 03/01/34	325	347,103
4.85%, 03/01/35	398	381,550
Kite Realty Group LP
4.95%, 12/15/31	200	197,388
5.50%, 03/01/34(a)	272	272,487
Kite Realty Group Trust, 4.75%, 09/15/30(a)	200	197,529
LXP Industrial Trust
6.75%, 11/15/28	250	265,638
2.70%, 09/15/30	256	225,339
2.38%, 10/01/31	300	251,010
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	245	209,776
5.75%, 07/15/34	175	176,664
4.95%, 01/15/35	80	76,042
Prologis LP
3.25%, 06/30/26(a)	413	408,550
3.25%, 10/01/26	266	262,401
2.13%, 04/15/27	350	336,963
3.38%, 12/15/27	316	309,780
4.88%, 06/15/28	427	434,578
3.88%, 09/15/28	150	148,032
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
4.00%, 09/15/28	$200	$ 198,267
4.38%, 02/01/29	261	262,038
2.88%, 11/15/29	308	288,963
2.25%, 04/15/30	203	182,957
1.75%, 07/01/30	243	211,081
1.25%, 10/15/30	528	448,235
1.75%, 02/01/31	191	163,076
1.63%, 03/15/31	282	238,091
2.25%, 01/15/32	210	179,569
4.63%, 01/15/33(a)	365	358,186
4.75%, 06/15/33	505	496,347
5.13%, 01/15/34	506	506,181
5.00%, 03/15/34	471	466,594
5.00%, 01/31/35	500	494,303
Rayonier LP, 2.75%, 05/17/31	241	209,456
Regency Centers LP
3.60%, 02/01/27	350	345,862
4.13%, 03/15/28	254	252,674
2.95%, 09/15/29	179	167,628
3.70%, 06/15/30(a)	413	396,640
5.25%, 01/15/34	250	250,017
5.10%, 01/15/35	110	108,448
Rexford Industrial Realty LP
5.00%, 06/15/28	120	120,040
2.13%, 12/01/30	219	186,510
2.15%, 09/01/31(a)	218	182,078
Safehold GL Holdings LLC
2.80%, 06/15/31	129	113,785
6.10%, 04/01/34	195	198,403
5.65%, 01/15/35	200	194,586
Sun Communities Operating LP
2.30%, 11/01/28	231	214,888
5.50%, 01/15/29	350	359,449
2.70%, 07/15/31	657	574,239
4.20%, 04/15/32	329	308,442
5.70%, 01/15/33	250	255,369
VICI Properties LP
4.75%, 02/15/28	868	870,263
4.75%, 04/01/28	370	370,502
4.95%, 02/15/30(a)	776	771,583
5.13%, 11/15/31	475	470,466
5.13%, 05/15/32(a)	930	912,378
5.75%, 04/01/34	400	402,822
5.63%, 04/01/35(a)	185	183,405
Weyerhaeuser Co.
4.75%, 05/15/26	564	564,170
4.00%, 11/15/29	541	526,521
4.00%, 04/15/30	500	483,854
7.38%, 03/15/32	403	451,909
3.38%, 03/09/33	250	220,097
WP Carey, Inc.
4.25%, 10/01/26	256	254,981
3.85%, 07/15/29	393	379,685
2.40%, 02/01/31	304	265,127
2.45%, 02/01/32(a)	250	209,367
2.25%, 04/01/33	258	204,004
5.38%, 06/30/34	200	196,087
		65,556,868
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
3.80%, 02/15/27	450	446,046
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.25%, 03/01/27	$1,174	$ 1,172,794
2.30%, 06/01/27	1,924	1,849,515
1.65%, 02/01/28	1,730	1,614,784
4.10%, 02/15/28	928	924,896
4.35%, 03/01/29	1,818	1,816,783
4.30%, 02/15/30	1,752	1,738,153
2.75%, 06/01/31	1,809	1,623,563
2.25%, 02/01/32	1,690	1,435,799
2.55%, 12/01/33	2,006	1,656,263
5.40%, 02/15/34	1,500	1,531,115
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32	413	345,701
5.10%, 05/11/33(a)	392	387,779
5.20%, 02/15/34(a)	400	402,493
British Telecommunications PLC
5.13%, 12/04/28	478	489,278
9.63%, 12/15/30	1,726	2,113,064
Cisco Systems, Inc.
2.50%, 09/20/26	1,097	1,076,096
4.80%, 02/26/27	1,286	1,306,268
4.55%, 02/24/28	100	101,595
4.85%, 02/26/29	1,800	1,845,902
4.75%, 02/24/30	250	255,793
4.95%, 02/26/31	981	1,009,320
4.95%, 02/24/32	550	560,644
5.05%, 02/26/34	1,628	1,648,287
5.10%, 02/24/35	775	785,013
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,934	2,276,969
9.25%, 06/01/32	362	448,208
Koninklijke KPN NV, 8.38%, 10/01/30	350	408,501
Nokia OYJ, 4.38%, 06/12/27	350	345,361
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,550,688
8.75%, 03/15/32	1,100	1,320,718
Telefonica Emisiones SA, 4.10%, 03/08/27	715	710,638
Telefonica Europe BV, 8.25%, 09/15/30	775	890,233
TELUS Corp.
2.80%, 02/16/27	400	388,882
3.70%, 09/15/27(a)	400	394,456
3.40%, 05/13/32	622	555,145
Verizon Communications, Inc.
4.13%, 03/16/27	1,725	1,723,859
3.00%, 03/22/27(a)	700	683,547
2.10%, 03/22/28	1,832	1,729,307
4.33%, 09/21/28	1,983	1,989,629
3.88%, 02/08/29	759	746,566
4.02%, 12/03/29	2,549	2,502,107
3.15%, 03/22/30	829	779,492
1.50%, 09/18/30	450	385,559
1.68%, 10/30/30	819	703,203
7.75%, 12/01/30(a)	367	421,914
1.75%, 01/20/31	1,273	1,087,960
2.55%, 03/21/31	2,023	1,801,282
2.36%, 03/15/32	2,562	2,185,898
5.05%, 05/09/33	629	633,568
4.50%, 08/10/33	1,204	1,159,916
4.40%, 11/01/34	1,200	1,130,835
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.78%, 02/15/35	$1,500	$ 1,457,665
5.25%, 04/02/35	1,165	1,171,305
		59,720,355
Electric Utilities — 6.2%
AEP Texas, Inc.
3.95%, 06/01/28	413	405,260
5.45%, 05/15/29	225	230,629
4.70%, 05/15/32	480	465,428
5.40%, 06/01/33	245	245,280
5.70%, 05/15/34	225	226,532
Series I, 2.10%, 07/01/30	300	262,692
AEP Transmission Co. LLC
3.10%, 12/01/26	413	405,172
5.15%, 04/01/34	295	294,569
AES Corp.
5.45%, 06/01/28	570	578,775
2.45%, 01/15/31(a)	663	567,883
5.80%, 03/15/32	488	486,424
Alabama Power Co.
3.75%, 09/01/27(a)	300	298,519
3.05%, 03/15/32	600	541,012
3.94%, 09/01/32(a)	300	283,407
5.85%, 11/15/33	125	132,624
5.10%, 04/02/35	200	200,733
Series 2020-A, 1.45%, 09/15/30(a)	483	414,162
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	656	660,363
Ameren Corp.
5.70%, 12/01/26	300	305,312
1.95%, 03/15/27	537	514,052
1.75%, 03/15/28	300	278,178
5.00%, 01/15/29	512	519,137
3.50%, 01/15/31(a)	729	682,933
5.38%, 03/15/35	565	564,523
Ameren Illinois Co.
3.80%, 05/15/28	250	248,255
3.85%, 09/01/32	200	186,867
4.95%, 06/01/33	250	250,161
American Electric Power Co., Inc.
5.75%, 11/01/27	400	412,451
3.20%, 11/13/27	260	253,213
5.20%, 01/15/29	775	791,185
2.30%, 03/01/30	525	469,939
5.95%, 11/01/32	200	208,961
5.63%, 03/01/33	478	490,031
Series J, 4.30%, 12/01/28	413	409,971
Appalachian Power Co.
5.65%, 04/01/34	225	228,423
Series AA, 2.70%, 04/01/31	250	222,328
Series BB, 4.50%, 08/01/32	400	383,519
Arizona Public Service Co.
2.60%, 08/15/29	413	381,173
2.20%, 12/15/31	129	109,138
6.35%, 12/15/32	300	319,010
5.55%, 08/01/33	375	378,887
5.70%, 08/15/34	350	354,917
Atlantic City Electric Co., 2.30%, 03/15/31	200	175,585
Avangrid, Inc., 3.80%, 06/01/29	500	484,062
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	125,999
2.25%, 06/15/31	509	447,454

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Baltimore Gas and Electric Co. (continued)
5.30%, 06/01/34	$175	$ 177,510
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	413	403,349
3.70%, 07/15/30	733	708,239
1.65%, 05/15/31	699	589,700
Black Hills Corp.
5.95%, 03/15/28	200	207,703
3.05%, 10/15/29	342	317,867
2.50%, 06/15/30	300	266,775
4.35%, 05/01/33	220	206,615
6.15%, 05/15/34	250	260,325
6.00%, 01/15/35	300	309,636
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(a)	315	324,783
4.80%, 03/15/30	125	127,086
4.95%, 04/01/33	360	359,448
5.15%, 03/01/34	310	311,193
5.05%, 03/01/35	385	382,307
Series AA, 3.00%, 02/01/27(a)	200	196,107
Series AE, 2.35%, 04/01/31	332	291,479
Series AG, 3.00%, 03/01/32	262	233,837
Series AI, 4.45%, 10/01/32	414	401,455
Series K2, 6.95%, 03/15/33	273	305,539
CenterPoint Energy, Inc.
1.45%, 06/01/26	156	150,935
5.25%, 08/10/26	150	151,336
5.40%, 06/01/29	576	592,769
2.95%, 03/01/30	279	258,051
2.65%, 06/01/31	670	590,763
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	86	84,879
CMS Energy Corp.
3.00%, 05/15/26	252	247,625
3.45%, 08/15/27	129	126,427
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	250	216,299
(5-year CMT + 4.12%), 4.75%, 06/01/50(c)	300	281,299
Commonwealth Edison Co.
2.55%, 06/15/26	163	160,476
3.70%, 08/15/28	213	209,989
2.20%, 03/01/30	300	270,957
4.90%, 02/01/33	320	319,109
5.30%, 06/01/34	335	341,340
Series 122, 2.95%, 08/15/27	250	243,611
Series 132, 3.15%, 03/15/32	200	179,821
Connecticut Light and Power Co.
4.65%, 01/01/29	200	202,129
4.95%, 01/15/30	275	280,794
4.90%, 07/01/33	150	148,550
4.95%, 08/15/34	200	197,292
Series A, 3.20%, 03/15/27	413	406,356
Series A, 2.05%, 07/01/31	660	571,501
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	413	408,166
2.40%, 06/15/31(a)	629	560,860
5.20%, 03/01/33	200	203,156
5.50%, 03/15/34	500	517,309
5.38%, 05/15/34	200	204,556
5.13%, 03/15/35(a)	550	552,362
Series 20A, 3.35%, 04/01/30	193	184,438
Series D, 4.00%, 12/01/28	313	311,227
Constellation Energy Generation LLC
5.60%, 03/01/28	530	546,649
5.80%, 03/01/33	400	414,195
Security	Par (000)	Value
Electric Utilities (continued)
Constellation Energy Generation LLC (continued)
6.13%, 01/15/34(a)	$325	$ 341,589
Consumers Energy Co.
4.65%, 03/01/28(a)	250	253,452
3.80%, 11/15/28	200	197,653
4.90%, 02/15/29(a)	290	295,896
4.60%, 05/30/29	277	279,861
4.70%, 01/15/30	613	621,504
01/15/31(b)	370	372,094
3.60%, 08/15/32	255	234,801
4.63%, 05/15/33	410	400,655
05/15/35(b)	140	140,383
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	200	203,451
Series 2025, 5.30%, 01/15/35	320	323,806
Series A, 2.30%, 12/01/31	330	287,496
Dominion Energy, Inc.
4.25%, 06/01/28	250	249,231
5.00%, 06/15/30	325	328,390
5.38%, 11/15/32(a)	500	505,773
5.45%, 03/15/35	325	323,779
Series A, 4.35%, 08/15/32(a)	300	283,399
Series C, 3.38%, 04/01/30	1,093	1,027,804
Series C, 2.25%, 08/15/31	588	503,967
Series E, 6.30%, 03/15/33	200	211,006
Series F, 5.25%, 08/01/33(a)	600	595,408
DTE Electric Co.
4.85%, 12/01/26(a)	396	401,505
2.25%, 03/01/30	428	388,714
5.20%, 04/01/33	300	304,340
5.20%, 03/01/34	475	481,008
Series A, 1.90%, 04/01/28	313	294,452
Series A, 3.00%, 03/01/32	279	249,966
Series C, 2.63%, 03/01/31	300	271,472
DTE Energy Co.
2.85%, 10/01/26	276	270,120
4.95%, 07/01/27	475	479,921
4.88%, 06/01/28	500	504,917
5.10%, 03/01/29	700	710,229
2.95%, 03/01/30	279	256,917
5.20%, 04/01/30	650	661,710
5.85%, 06/01/34	550	567,514
Series C, 3.40%, 06/15/29	381	362,979
Duke Energy Carolinas LLC
2.95%, 12/01/26	330	324,162
3.95%, 11/15/28	450	446,392
2.45%, 08/15/29	400	369,849
2.45%, 02/01/30	229	210,064
4.85%, 03/15/30	120	122,449
2.55%, 04/15/31	225	201,402
2.85%, 03/15/32(a)	458	405,869
6.45%, 10/15/32	214	233,452
4.95%, 01/15/33	735	739,043
4.85%, 01/15/34(a)	400	395,650
5.25%, 03/15/35	275	279,336
Series A, 6.00%, 12/01/28	163	171,696
Duke Energy Corp.
2.65%, 09/01/26	1,207	1,178,791
4.85%, 01/05/27(a)	464	468,121
3.15%, 08/15/27(a)	413	402,169
5.00%, 12/08/27	210	213,205
4.30%, 03/15/28	584	583,778
4.85%, 01/05/29	546	553,092
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
3.40%, 06/15/29	$388	$ 371,039
2.45%, 06/01/30	684	614,437
2.55%, 06/15/31	829	727,847
4.50%, 08/15/32	746	721,230
5.75%, 09/15/33(a)	375	390,425
5.45%, 06/15/34(a)	431	438,031
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	316	297,340
Duke Energy Florida LLC
3.20%, 01/15/27	400	394,618
3.80%, 07/15/28	422	416,735
2.50%, 12/01/29(a)	614	567,948
1.75%, 06/15/30	388	340,207
2.40%, 12/15/31(a)	379	332,398
5.88%, 11/15/33	301	318,572
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	177,751
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	132,118
Duke Energy Progress LLC
4.35%, 03/06/27(a)	100	100,753
3.70%, 09/01/28	100	98,466
3.45%, 03/15/29	413	400,660
2.00%, 08/15/31	326	280,666
3.40%, 04/01/32	313	286,373
5.25%, 03/15/33(a)	434	442,560
5.10%, 03/15/34	400	401,456
5.05%, 03/15/35(a)	800	797,098
Edison International
5.75%, 06/15/27(a)	170	171,032
4.13%, 03/15/28(a)	446	430,684
5.25%, 11/15/28(a)	330	327,198
5.45%, 06/15/29(a)	300	296,689
6.95%, 11/15/29	245	255,253
6.25%, 03/15/30(a)	341	345,376
5.25%, 03/15/32	297	283,782
Emera U.S. Finance LP
3.55%, 06/15/26	240	236,204
2.64%, 06/15/31	245	212,996
Enel Americas SA, 4.00%, 10/25/26	276	272,785
Enel Chile SA, 4.88%, 06/12/28	550	547,327
Entergy Arkansas LLC
5.15%, 01/15/33	300	303,937
5.30%, 09/15/33	200	203,953
5.45%, 06/01/34	275	282,687
Entergy Corp.
2.95%, 09/01/26	829	812,224
1.90%, 06/15/28	329	306,119
2.80%, 06/15/30	431	391,836
2.40%, 06/15/31	496	429,492
Entergy Louisiana LLC
3.12%, 09/01/27	256	249,663
3.25%, 04/01/28	100	97,337
1.60%, 12/15/30(a)	243	207,896
2.35%, 06/15/32	250	212,732
4.00%, 03/15/33	600	560,011
5.35%, 03/15/34	450	456,615
5.15%, 09/15/34(a)	475	476,303
Entergy Mississippi LLC
2.85%, 06/01/28(a)	413	395,928
5.00%, 09/01/33	240	238,212
Entergy Texas, Inc.
4.00%, 03/30/29	250	247,584
1.75%, 03/15/31	350	299,077
5.25%, 04/15/35	325	325,465
Security	Par (000)	Value
Electric Utilities (continued)
Evergy Kansas Central, Inc.
2.55%, 07/01/26	$288	$ 283,110
4.70%, 03/13/28	65	65,717
5.90%, 11/15/33	150	157,508
5.25%, 03/15/35(a)	250	252,078
95709TAP5, 3.10%, 04/01/27	200	196,327
Evergy Metro, Inc.
4.95%, 04/15/33	215	212,437
5.40%, 04/01/34	175	177,694
Series 2020, 2.25%, 06/01/30	300	268,752
Evergy, Inc., 2.90%, 09/15/29(a)	913	852,105
Eversource Energy
4.75%, 05/15/26	70	70,053
5.00%, 01/01/27	175	176,341
2.90%, 03/01/27	313	304,168
4.60%, 07/01/27	400	400,932
5.45%, 03/01/28	765	783,887
5.95%, 02/01/29	550	573,328
2.55%, 03/15/31	413	363,080
5.85%, 04/15/31	250	261,588
3.38%, 03/01/32	463	414,783
5.13%, 05/15/33	400	394,371
5.50%, 01/01/34	400	400,683
5.95%, 07/15/34	250	258,565
Series M, 3.30%, 01/15/28	143	138,355
Series O, 4.25%, 04/01/29	343	338,563
Series R, 1.65%, 08/15/30	400	341,843
Series U, 1.40%, 08/15/26	413	396,814
Exelon Corp.
2.75%, 03/15/27	347	337,344
5.15%, 03/15/28	550	561,296
5.15%, 03/15/29	585	598,331
4.05%, 04/15/30	829	808,374
5.13%, 03/15/31	325	330,352
3.35%, 03/15/32	650	588,620
5.30%, 03/15/33	622	629,920
5.45%, 03/15/34	474	480,970
FirstEnergy Corp.
2.65%, 03/01/30(a)	400	363,056
Series B, 3.90%, 07/15/27	826	816,679
Series B, 2.25%, 09/01/30	256	223,883
FirstEnergy Transmission LLC
4.55%, 01/15/30	135	133,733
5.00%, 01/15/35	260	256,398
Florida Power & Light Co.
4.45%, 05/15/26	115	115,173
5.05%, 04/01/28	305	313,030
4.40%, 05/15/28(a)	470	473,858
5.15%, 06/15/29	470	486,888
4.63%, 05/15/30	280	283,823
2.45%, 02/03/32	919	802,147
5.10%, 04/01/33	690	699,592
4.80%, 05/15/33	415	412,943
5.63%, 04/01/34	1,100	1,152,701
5.30%, 06/15/34	685	703,112
5.00%, 08/01/34	300	300,778
Series A, 3.30%, 05/30/27	200	196,662
Fortis, Inc./Canada, 3.06%, 10/04/26	829	811,101
Georgia Power Co.
5.00%, 02/23/27	329	334,104
3.25%, 03/30/27	250	245,580
4.65%, 05/16/28	400	404,508
4.55%, 03/15/30(a)	575	578,117

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
4.85%, 03/15/31	$400	$ 406,426
4.70%, 05/15/32	430	426,751
4.95%, 05/17/33	754	751,982
5.25%, 03/15/34	527	532,397
5.20%, 03/15/35	400	402,979
Series B, 2.65%, 09/15/29	557	519,220
Idaho Power Co., 5.20%, 08/15/34(a)	100	100,901
Indiana Michigan Power Co., 3.85%, 05/15/28	250	245,934
Interstate Power and Light Co.
4.10%, 09/26/28	225	222,897
3.60%, 04/01/29	252	244,289
2.30%, 06/01/30	200	178,639
5.70%, 10/15/33	150	154,208
4.95%, 09/30/34	295	287,538
IPALCO Enterprises, Inc.
4.25%, 05/01/30	179	170,696
5.75%, 04/01/34	250	248,694
ITC Holdings Corp.
3.25%, 06/30/26	129	127,025
3.35%, 11/15/27	350	340,110
Jersey Central Power & Light Co., 5.10%, 01/15/35(d)	470	463,803
Kentucky Utilities Co., Series Kent, 5.45%, 04/15/33	275	281,531
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	97,151
MidAmerican Energy Co.
3.10%, 05/01/27	274	269,029
3.65%, 04/15/29	563	551,926
6.75%, 12/30/31	291	327,655
5.35%, 01/15/34	175	179,815
Mississippi Power Co., 3.95%, 03/30/28	300	297,065
National Grid PLC
5.60%, 06/12/28	500	515,509
5.81%, 06/12/33	550	570,014
5.42%, 01/11/34	595	601,906
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	600	579,099
5.60%, 11/13/26	150	152,902
4.80%, 02/05/27	250	253,048
3.05%, 04/25/27	300	293,200
5.10%, 05/06/27	175	177,884
4.12%, 09/16/27	150	149,930
3.40%, 02/07/28	709	693,432
4.75%, 02/07/28	361	366,392
4.80%, 03/15/28(a)	215	218,706
5.05%, 09/15/28	175	179,021
4.85%, 02/07/29	250	253,745
3.70%, 03/15/29	300	292,223
5.15%, 06/15/29	300	307,833
4.95%, 02/07/30	120	122,343
2.40%, 03/15/30	386	351,215
5.00%, 02/07/31	200	204,543
1.35%, 03/15/31	200	166,052
1.65%, 06/15/31	500	420,843
8.00%, 03/01/32	257	300,374
2.75%, 04/15/32	413	359,056
4.02%, 11/01/32	600	565,034
4.15%, 12/15/32	200	189,032
5.80%, 01/15/33	275	287,675
5.00%, 08/15/34	275	273,603
(5-year CMT + 3.53%), 7.13%, 09/15/53(c)	200	205,913
Nevada Power Co.
Series CC, 3.70%, 05/01/29(a)	272	266,272
Series DD, 2.40%, 05/01/30	329	298,062
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	$736	$ 705,397
3.55%, 05/01/27	1,129	1,111,531
4.63%, 07/15/27	1,000	1,006,013
4.85%, 02/04/28	375	380,837
4.90%, 02/28/28	804	815,601
1.90%, 06/15/28	816	757,365
4.90%, 03/15/29	700	708,534
3.50%, 04/01/29	700	673,273
2.75%, 11/01/29	1,009	935,306
5.00%, 02/28/30(a)	500	509,905
5.05%, 03/15/30	675	685,609
2.25%, 06/01/30	2,308	2,057,562
2.44%, 01/15/32	849	725,740
5.30%, 03/15/32	550	561,652
5.00%, 07/15/32	670	669,401
5.05%, 02/28/33	700	696,438
5.25%, 03/15/34	800	797,300
5.45%, 03/15/35(a)	675	680,451
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(c)	350	330,258
Northern States Power Co.
2.25%, 04/01/31(a)	372	330,448
05/15/35(b)	500	501,196
NSTAR Electric Co.
3.20%, 05/15/27	322	315,984
3.25%, 05/15/29	600	573,884
4.85%, 03/01/30	275	278,732
3.95%, 04/01/30	300	291,629
5.40%, 06/01/34	200	203,799
5.20%, 03/01/35	275	275,010
OGE Energy Corp., 5.45%, 05/15/29	200	206,042
Ohio Power Co.
5.00%, 06/01/33	328	323,165
5.65%, 06/01/34	250	253,679
Series P, 2.60%, 04/01/30	264	239,969
Series Q, 1.63%, 01/15/31(a)	359	301,057
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	264,490
3.30%, 03/15/30	200	189,274
3.25%, 04/01/30(a)	79	74,482
5.40%, 01/15/33	200	203,821
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(d)	325	326,938
4.30%, 05/15/28(a)	488	489,675
3.70%, 11/15/28	193	189,612
4.65%, 11/01/29	350	353,272
2.75%, 05/15/30	729	671,594
7.00%, 05/01/32	300	334,567
4.15%, 06/01/32	296	282,313
4.55%, 09/15/32	519	505,783
7.25%, 01/15/33	263	298,428
5.65%, 11/15/33	351	364,919
5.35%, 04/01/35(d)	255	258,395
Pacific Gas and Electric Co.
3.30%, 03/15/27	200	195,011
5.45%, 06/15/27	400	405,015
2.10%, 08/01/27	483	454,981
3.30%, 12/01/27	655	631,191
3.00%, 06/15/28	516	488,614
3.75%, 07/01/28	550	532,731
6.10%, 01/15/29	465	480,825
4.20%, 03/01/29	520	504,963
5.55%, 05/15/29	400	406,350
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
4.55%, 07/01/30	$1,806	$ 1,757,249
2.50%, 02/01/31	1,211	1,045,800
3.25%, 06/01/31	550	491,482
4.40%, 03/01/32	143	133,011
5.90%, 06/15/32	450	456,265
6.15%, 01/15/33	428	436,843
6.40%, 06/15/33	640	662,292
6.95%, 03/15/34	535	574,522
5.80%, 05/15/34(a)	800	797,305
5.70%, 03/01/35	475	468,033
PacifiCorp.
5.10%, 02/15/29	300	305,976
3.50%, 06/15/29	254	244,187
2.70%, 09/15/30	254	228,512
5.30%, 02/15/31	800	820,643
7.70%, 11/15/31	200	230,952
5.45%, 02/15/34(a)	784	790,838
PECO Energy Co., 4.90%, 06/15/33	264	265,086
Potomac Electric Power Co., 5.20%, 03/15/34	275	277,418
PPL Capital Funding, Inc.
3.10%, 05/15/26	400	394,444
4.13%, 04/15/30	300	294,209
5.25%, 09/01/34(a)	455	455,325
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	501,635
4.85%, 02/15/34(a)	400	396,117
Progress Energy, Inc.
7.75%, 03/01/31	330	378,247
7.00%, 10/30/31	300	331,617
Public Service Co. of Colorado
3.70%, 06/15/28	129	127,023
1.88%, 06/15/31	450	382,138
5.35%, 05/15/34	450	453,028
Series 35, 1.90%, 01/15/31	160	137,987
Series 38, 4.10%, 06/01/32(a)	150	142,372
Public Service Co. of New Hampshire(a)
5.35%, 10/01/33	375	382,810
Series V, 2.20%, 06/15/31	150	131,358
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	200,289
5.20%, 01/15/35	925	911,047
Series J, 2.20%, 08/15/31	413	351,775
Public Service Electric and Gas Co.
2.25%, 09/15/26	314	306,476
3.00%, 05/15/27	314	307,800
3.70%, 05/01/28	276	272,537
3.65%, 09/01/28	270	265,703
3.20%, 05/15/29	313	299,852
2.45%, 01/15/30	229	210,251
1.90%, 08/15/31	279	239,802
3.10%, 03/15/32	400	361,364
4.90%, 12/15/32	180	181,545
4.65%, 03/15/33	417	412,394
5.20%, 08/01/33	370	376,280
5.20%, 03/01/34	275	280,579
4.85%, 08/01/34	450	447,189
Series Q, 5.05%, 03/01/35	160	162,057
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	413,908
5.88%, 10/15/28	250	260,933
5.20%, 04/01/29	275	282,018
4.90%, 03/15/30	205	207,092
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Enterprise Group, Inc. (continued)
1.60%, 08/15/30	$252	$ 215,158
2.45%, 11/15/31	350	303,922
6.13%, 10/15/33	250	262,666
5.45%, 04/01/34(a)	275	278,266
5.40%, 03/15/35	250	250,747
Puget Energy, Inc.
2.38%, 06/15/28	329	308,726
4.10%, 06/15/30	413	393,878
4.22%, 03/15/32	279	258,514
5.73%, 03/15/35(d)	475	472,923
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	177,240
San Diego Gas & Electric Co.
2.50%, 05/15/26	350	342,800
4.95%, 08/15/28	345	351,758
5.40%, 04/15/35	250	252,197
Series VVV, 1.70%, 10/01/30	663	569,009
Series XXX, 3.00%, 03/15/32	350	308,181
Sempra
5.40%, 08/01/26	225	226,767
3.25%, 06/15/27	500	485,815
3.40%, 02/01/28	713	692,506
3.70%, 04/01/29(a)	413	399,145
5.50%, 08/01/33	499	501,538
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	713	655,026
Sierra Pacific Power Co., 2.60%, 05/01/26	136	133,607
Southern California Edison Co.
4.90%, 06/01/26	140	140,228
4.40%, 09/06/26	352	351,415
4.88%, 02/01/27	175	175,646
5.85%, 11/01/27	300	306,791
5.30%, 03/01/28	495	501,788
5.65%, 10/01/28	378	388,348
6.65%, 04/01/29	200	207,470
5.15%, 06/01/29	275	278,195
2.85%, 08/01/29	384	353,629
5.25%, 03/15/30	400	404,101
2.25%, 06/01/30	432	378,566
5.45%, 06/01/31	408	413,074
2.75%, 02/01/32	413	351,110
5.95%, 11/01/32	525	531,266
6.00%, 01/15/34	332	334,636
5.20%, 06/01/34	729	701,406
5.45%, 03/01/35(a)	500	485,514
Series A, 4.20%, 03/01/29	300	292,394
Series B, 3.65%, 03/01/28	275	267,747
Series D, 4.70%, 06/01/27	300	301,232
Series G, 2.50%, 06/01/31	149	128,461
Southern Co.
3.25%, 07/01/26	1,327	1,309,827
5.11%, 08/01/27	500	507,238
4.85%, 06/15/28	570	579,026
5.50%, 03/15/29	521	540,752
5.70%, 10/15/32	350	363,654
5.20%, 06/15/33	570	573,378
5.70%, 03/15/34(a)	702	726,437
4.85%, 03/15/35	550	533,637
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(c)	500	484,233
Series 2021-B, 1.75%, 03/15/28	304	282,856
Series A, 3.70%, 04/30/30	758	727,719
Southwestern Electric Power Co.
5.30%, 04/01/33	275	273,947

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southwestern Electric Power Co. (continued)
Series K, 2.75%, 10/01/26	$300	$ 292,376
Series M, 4.10%, 09/15/28	379	372,925
Southwestern Public Service Co., 5.30%, 05/15/35	325	323,775
System Energy Resources, Inc.
6.00%, 04/15/28	400	415,303
5.30%, 12/15/34	235	231,313
Tampa Electric Co.
4.90%, 03/01/29	390	396,229
2.40%, 03/15/31	306	269,380
5.15%, 03/01/35(a)	450	448,372
Tucson Electric Power Co.
1.50%, 08/01/30	116	99,104
3.25%, 05/15/32(a)	250	225,138
5.20%, 09/15/34(a)	275	274,355
Union Electric Co.
2.95%, 06/15/27	129	126,011
3.50%, 03/15/29	250	242,245
2.95%, 03/15/30	254	237,588
2.15%, 03/15/32(a)	431	364,311
5.20%, 04/01/34	275	278,181
5.25%, 04/15/35	325	329,800
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	413	359,045
2.40%, 03/30/32	530	452,726
5.00%, 04/01/33	525	521,752
5.30%, 08/15/33	900	908,023
5.00%, 01/15/34	400	393,773
5.05%, 08/15/34	595	589,346
5.15%, 03/15/35	625	618,580
Series A, 3.50%, 03/15/27	120	118,707
Series A, 3.80%, 04/01/28	413	408,610
Series A, 2.88%, 07/15/29	229	216,248
Series B, 2.95%, 11/15/26	264	258,716
Series B, 3.75%, 05/15/27	400	396,773
WEC Energy Group, Inc.
5.60%, 09/12/26	185	187,527
5.15%, 10/01/27	500	508,123
1.38%, 10/15/27	350	325,598
4.75%, 01/15/28	250	252,806
2.20%, 12/15/28	350	323,726
1.80%, 10/15/30	103	89,267
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	159	147,611
5.00%, 05/15/29	125	128,190
4.75%, 09/30/32	305	306,949
5.63%, 05/15/33(a)	200	210,769
4.60%, 10/01/34(a)	185	180,472
Wisconsin Power and Light Co.
3.05%, 10/15/27	252	244,678
3.00%, 07/01/29	129	121,493
1.95%, 09/16/31	194	165,676
3.95%, 09/01/32	400	373,120
4.95%, 04/01/33	40	39,682
5.38%, 03/30/34	335	337,831
Wisconsin Public Service Corp., 4.55%, 12/01/29	120	121,092
Xcel Energy, Inc.
3.35%, 12/01/26	413	405,776
1.75%, 03/15/27	413	392,748
4.75%, 03/21/28	175	176,455
4.00%, 06/15/28	479	472,302
2.60%, 12/01/29	380	347,242
Security	Par (000)	Value
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
3.40%, 06/01/30	$350	$ 328,596
2.35%, 11/15/31	329	280,173
4.60%, 06/01/32	397	382,829
5.45%, 08/15/33	500	502,158
5.50%, 03/15/34	355	355,931
5.60%, 04/15/35	275	278,143
		203,039,195
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28(a)	800	820,117
6.30%, 02/15/30	700	722,704
6.40%, 04/15/33(a)	900	916,979
		2,459,800
Electronic Equipment, Instruments & Components — 0.9%
ABB Finance USA, Inc., 3.80%, 04/03/28(a)	260	257,680
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	217,016
Allegion PLC, 3.50%, 10/01/29	219	207,918
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	328	333,299
5.60%, 05/29/34	225	227,989
Amphenol Corp.
5.05%, 04/05/27	562	572,048
5.05%, 04/05/29	175	179,866
4.35%, 06/01/29	350	350,950
2.80%, 02/15/30	385	359,257
2.20%, 09/15/31(a)	597	518,064
5.25%, 04/05/34	375	383,365
5.00%, 01/15/35	500	500,746
Arrow Electronics, Inc.
3.88%, 01/12/28	350	342,427
5.15%, 08/21/29(a)	250	252,235
2.95%, 02/15/32	329	281,867
5.88%, 04/10/34	300	301,947
Avnet, Inc.
6.25%, 03/15/28	160	165,120
3.00%, 05/15/31	165	144,736
5.50%, 06/01/32	330	323,535
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	660	638,748
4.25%, 04/01/28	379	371,540
3.28%, 12/01/28	660	622,267
3.25%, 02/15/29	371	345,653
5.10%, 03/01/30	378	377,898
3.57%, 12/01/31	784	708,512
5.55%, 08/22/34	300	294,205
Emerson Electric Co.
0.88%, 10/15/26	350	333,505
1.80%, 10/15/27	400	379,564
2.00%, 12/21/28(a)	728	675,166
1.95%, 10/15/30	275	242,948
2.20%, 12/21/31	450	392,037
5.00%, 03/15/35(a)	155	157,177
Flex Ltd.
6.00%, 01/15/28	236	241,210
4.88%, 06/15/29	413	409,896
4.88%, 05/12/30	243	239,358
5.25%, 01/15/32	325	319,641
Fortive Corp., 3.15%, 06/15/26	725	712,562
Honeywell International, Inc.
2.50%, 11/01/26	1,070	1,043,338
1.10%, 03/01/27	629	595,213
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc. (continued)
4.65%, 07/30/27	$775	$ 783,542
4.95%, 02/15/28	256	261,598
4.25%, 01/15/29	536	535,713
2.70%, 08/15/29	581	543,088
4.88%, 09/01/29	200	204,238
4.70%, 02/01/30	625	632,201
1.95%, 06/01/30	447	396,132
1.75%, 09/01/31	821	691,039
4.95%, 09/01/31	200	203,789
4.75%, 02/01/32	475	475,662
5.00%, 02/15/33	652	654,028
4.50%, 01/15/34	616	595,849
5.00%, 03/01/35	874	869,089
Hubbell, Inc.
3.15%, 08/15/27	254	246,891
3.50%, 02/15/28	250	243,394
2.30%, 03/15/31	254	221,406
Jabil, Inc.
4.25%, 05/15/27	1,145	1,140,180
3.95%, 01/12/28	250	245,309
5.45%, 02/01/29(a)	75	76,083
3.60%, 01/15/30	250	235,338
3.00%, 01/15/31	219	195,909
Keysight Technologies, Inc.
4.60%, 04/06/27	450	450,840
3.00%, 10/30/29	260	241,365
5.35%, 07/30/30(a)	120	123,221
4.95%, 10/15/34	382	370,996
TD SYNNEX Corp.
1.75%, 08/09/26	279	266,543
2.38%, 08/09/28	479	442,243
2.65%, 08/09/31	273	231,427
6.10%, 04/12/34	341	342,998
Trimble, Inc.
4.90%, 06/15/28	350	352,221
6.10%, 03/15/33	500	519,823
Tyco Electronics Group SA
3.13%, 08/15/27	250	243,765
4.63%, 02/01/30	225	226,434
02/09/31(b)	225	224,195
2.50%, 02/04/32	405	352,109
05/09/35(b)	175	173,018
Vontier Corp.
2.40%, 04/01/28	200	187,053
2.95%, 04/01/31	350	303,066
		29,522,298
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	430	414,540
3.34%, 12/15/27	699	684,760
3.14%, 11/07/29	243	229,625
4.49%, 05/01/30	350	346,769
Halliburton Co., 2.92%, 03/01/30(a)	611	561,697
NOV, Inc., 3.60%, 12/01/29(a)	329	310,224
Schlumberger Investment SA, 2.65%, 06/26/30	542	492,009
		3,039,624
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.76%, 03/15/27	2,501	2,433,970
Security	Par (000)	Value
Entertainment (continued)
Warnermedia Holdings, Inc. (continued)
4.05%, 03/15/29	$802	$ 749,991
4.28%, 03/15/32(a)	2,922	2,502,277
		5,686,238
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
2.90%, 07/01/26	370	364,457
3.38%, 11/15/27	400	392,722
3.95%, 05/15/28	492	489,079
4.88%, 04/01/29	455	463,212
5.00%, 11/15/29(a)	250	255,704
2.30%, 03/01/30	444	403,509
4.75%, 07/15/30	235	238,653
1.45%, 02/15/31	727	611,638
1.75%, 02/15/32	605	502,202
2.38%, 03/15/33	450	377,062
5.00%, 12/15/33	482	485,038
5.00%, 04/01/34	400	401,628
5.20%, 11/15/34	245	248,817
5.15%, 03/15/35	470	475,166
Veralto Corp.
5.50%, 09/18/26	325	329,554
5.35%, 09/18/28	325	335,357
5.45%, 09/18/33	425	433,599
Waste Connections, Inc.
4.25%, 12/01/28	200	199,898
3.50%, 05/01/29	254	246,209
2.60%, 02/01/30(a)	276	253,693
2.20%, 01/15/32	479	408,249
3.20%, 06/01/32	274	246,718
4.20%, 01/15/33	410	392,046
5.00%, 03/01/34	375	376,258
Waste Management, Inc.
4.95%, 07/03/27	275	280,028
3.15%, 11/15/27	617	603,218
1.15%, 03/15/28	174	160,517
4.50%, 03/15/28	625	632,810
3.88%, 01/15/29(d)	400	393,758
4.88%, 02/15/29(a)	575	588,313
2.00%, 06/01/29	159	145,640
4.63%, 02/15/30	400	405,692
4.65%, 03/15/30(a)	425	431,208
1.50%, 03/15/31(a)	329	279,824
4.95%, 07/03/31	495	506,498
4.80%, 03/15/32	525	528,500
4.15%, 04/15/32	524	507,702
4.63%, 02/15/33(a)	270	268,519
4.88%, 02/15/34	766	769,365
4.95%, 03/15/35	950	946,427
		16,378,487
Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	2,164	2,093,282
6.10%, 01/15/27	770	786,321
6.45%, 04/15/27	1,300	1,340,527
3.65%, 07/21/27	655	639,752
4.63%, 10/15/27	300	299,313
3.88%, 01/23/28	300	293,573
4.88%, 04/01/28	150	150,709
5.75%, 06/06/28(a)	610	627,909

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.00%, 10/29/28	$2,523	$ 2,381,889
5.10%, 01/19/29	510	514,904
4.63%, 09/10/29	850	842,756
6.15%, 09/30/30	1,050	1,108,088
5.38%, 12/15/31	500	500,852
3.30%, 01/30/32	2,800	2,473,740
3.40%, 10/29/33	1,100	945,538
5.30%, 01/19/34	450	443,368
4.95%, 09/10/34	750	717,522
Air Lease Corp.
3.75%, 06/01/26	450	445,086
5.30%, 06/25/26(a)	225	226,365
1.88%, 08/15/26	550	530,522
2.20%, 01/15/27	450	432,547
3.63%, 04/01/27(a)	1,000	985,347
3.63%, 12/01/27	130	126,903
5.85%, 12/15/27	254	261,620
5.30%, 02/01/28	300	305,218
2.10%, 09/01/28	213	196,204
4.63%, 10/01/28	400	399,936
5.10%, 03/01/29(a)	275	278,731
3.25%, 10/01/29	413	387,947
3.00%, 02/01/30(a)	329	302,939
3.13%, 12/01/30	509	462,583
5.20%, 07/15/31	325	326,763
2.88%, 01/15/32	450	390,758
Aircastle Ltd., 4.25%, 06/15/26	413	409,073
Ally Financial, Inc.
4.75%, 06/09/27	500	497,552
7.10%, 11/15/27	550	576,258
2.20%, 11/02/28	285	258,425
8.00%, 11/01/31(a)	1,211	1,341,103
8.00%, 11/01/31	300	330,380
(1-day SOFR + 2.29%), 6.18%, 07/26/35(c)	590	580,683
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	491	509,583
(1-day SOFR + 3.26%), 6.99%, 06/13/29(c)	500	519,539
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(c)	205	203,193
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	416,467
1.63%, 12/15/30	159	136,048
3.00%, 03/16/32	217	194,656
CME Group, Inc.
3.75%, 06/15/28	433	430,142
4.40%, 03/15/30	240	242,106
2.65%, 03/15/32	621	552,294
Enact Holdings, Inc., 6.25%, 05/28/29(a)	500	511,989
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	284	276,915
4.00%, 09/15/27	935	930,512
3.63%, 09/01/28	678	664,345
3.75%, 09/21/28	576	566,128
4.35%, 06/15/29	753	754,728
2.10%, 06/15/30	737	659,334
5.25%, 06/15/31	425	440,269
1.85%, 09/15/32	938	768,266
4.60%, 03/15/33	850	837,969
Nasdaq, Inc.
3.85%, 06/30/26	338	336,558
5.35%, 06/28/28	552	566,927
1.65%, 01/15/31	243	207,835
Security	Par (000)	Value
Financial Services (continued)
Nasdaq, Inc. (continued)
5.55%, 02/15/34	$628	$ 644,452
ORIX Corp.
3.70%, 07/18/27	400	393,973
5.00%, 09/13/27(a)	200	202,703
4.65%, 09/10/29	525	525,500
2.25%, 03/09/31	413	360,382
4.00%, 04/13/32	363	338,859
5.20%, 09/13/32(a)	400	402,979
5.40%, 02/25/35(a)	325	325,159
Radian Group, Inc.
4.88%, 03/15/27	256	254,932
6.20%, 05/15/29(a)	275	284,180
		40,671,908
Food Products — 1.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	434	471,768
Archer-Daniels-Midland Co.
2.50%, 08/11/26	608	594,403
3.25%, 03/27/30	500	474,123
2.90%, 03/01/32(a)	523	467,176
4.50%, 08/15/33(a)	310	299,718
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	600	590,421
3.75%, 09/25/27	481	474,226
4.10%, 01/07/28	225	223,172
4.20%, 09/17/29	531	524,548
2.75%, 05/14/31(a)	635	568,151
4.65%, 09/17/34	155	150,124
Conagra Brands, Inc.
5.30%, 10/01/26	250	252,148
1.38%, 11/01/27	597	550,907
7.00%, 10/01/28	200	214,410
4.85%, 11/01/28	804	808,824
8.25%, 09/15/30	200	229,660
Flowers Foods, Inc.
3.50%, 10/01/26	268	262,770
2.40%, 03/15/31	350	300,150
5.75%, 03/15/35(a)	328	330,136
General Mills, Inc.
4.70%, 01/30/27	275	276,573
3.20%, 02/10/27	487	477,952
4.20%, 04/17/28	829	826,654
5.50%, 10/17/28	365	377,409
4.88%, 01/30/30	300	303,407
2.88%, 04/15/30	487	449,529
2.25%, 10/14/31	279	239,749
4.95%, 03/29/33	670	665,834
5.25%, 01/30/35	300	299,848
Hershey Co.
2.30%, 08/15/26	350	342,600
4.55%, 02/24/28(a)	220	223,887
4.25%, 05/04/28	35	35,322
2.45%, 11/15/29	225	208,500
4.75%, 02/24/30	125	127,867
1.70%, 06/01/30	258	227,226
4.95%, 02/24/32(a)	325	330,015
4.50%, 05/04/33	302	297,492
5.10%, 02/24/35	325	328,016
Hormel Foods Corp.
4.80%, 03/30/27	235	237,749
1.70%, 06/03/28	277	257,890
1.80%, 06/11/30	400	353,543
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Ingredion, Inc.
3.20%, 10/01/26	$350	$ 343,585
2.90%, 06/01/30	250	230,987
J.M. Smucker Co.
3.38%, 12/15/27	250	244,317
5.90%, 11/15/28	375	393,544
2.38%, 03/15/30	250	225,834
2.13%, 03/15/32	179	149,105
6.20%, 11/15/33(a)	575	612,743
4.25%, 03/15/35	398	365,074
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	600	579,223
5.13%, 02/01/28	500	506,536
3.00%, 02/02/29	650	611,121
5.50%, 01/15/30(a)	700	711,479
3.75%, 12/01/31	266	244,048
3.63%, 01/15/32	750	678,390
3.00%, 05/15/32	588	507,814
5.75%, 04/01/33	1,257	1,282,543
6.75%, 03/15/34	1,022	1,108,330
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(d)	500	515,879
Kellanova
3.40%, 11/15/27	450	440,358
4.30%, 05/15/28	179	179,426
5.25%, 03/01/33(a)	200	203,162
Series B, 7.45%, 04/01/31	400	453,789
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,666	1,640,395
3.88%, 05/15/27	318	314,756
4.63%, 01/30/29	163	163,515
3.75%, 04/01/30	641	616,247
4.25%, 03/01/31(a)	163	158,938
5.20%, 03/15/32	325	330,360
6.75%, 03/15/32	130	142,331
5.40%, 03/15/35	325	327,194
Kroger Co.
2.65%, 10/15/26	829	808,764
3.70%, 08/01/27	413	407,961
4.50%, 01/15/29	229	230,329
2.20%, 05/01/30(a)	193	172,299
1.70%, 01/15/31	483	409,398
7.50%, 04/01/31	252	286,080
5.00%, 09/15/34	1,170	1,145,555
McCormick & Co., Inc.
3.40%, 08/15/27	350	343,160
2.50%, 04/15/30	209	188,667
1.85%, 02/15/31	314	267,106
4.95%, 04/15/33(a)	300	297,858
4.70%, 10/15/34	425	405,994
Mondelez International, Inc.
2.63%, 03/17/27	545	528,335
4.13%, 05/07/28	260	259,131
4.75%, 02/20/29	275	279,268
2.75%, 04/13/30	459	422,662
1.50%, 02/04/31	240	201,634
3.00%, 03/17/32	400	356,369
1.88%, 10/15/32	413	340,572
4.75%, 08/28/34(a)	325	319,664
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	567,670
Security	Par (000)	Value
Food Products (continued)
Pilgrim’s Pride Corp. (continued)
3.50%, 03/01/32	$810	$ 719,298
6.25%, 07/01/33	750	781,183
6.88%, 05/15/34	400	433,612
Sysco Corp.
3.30%, 07/15/26	780	769,239
3.25%, 07/15/27	549	536,000
5.75%, 01/17/29	200	208,106
2.40%, 02/15/30	348	314,795
5.95%, 04/01/30	781	822,061
5.10%, 09/23/30	295	300,412
2.45%, 12/14/31	329	284,573
6.00%, 01/17/34	200	212,251
5.40%, 03/23/35	325	325,365
The Campbell’s Co.
5.20%, 03/19/27	275	279,117
4.15%, 03/15/28	300	298,102
5.20%, 03/21/29(a)	275	281,047
2.38%, 04/24/30	359	322,080
5.40%, 03/21/34	525	528,783
4.75%, 03/23/35	488	466,625
Tyson Foods, Inc.
3.55%, 06/02/27	229	225,351
4.35%, 03/01/29	700	694,015
5.40%, 03/15/29	475	488,725
5.70%, 03/15/34(a)	529	541,052
4.88%, 08/15/34(a)	350	337,327
		47,362,515
Gas Utilities — 0.5%
Atmos Energy Corp.
3.00%, 06/15/27	450	439,829
2.63%, 09/15/29	396	369,156
1.50%, 01/15/31	429	364,047
5.45%, 10/15/32	200	206,837
5.90%, 11/15/33	400	424,927
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(a)	515	528,421
4.00%, 04/01/28	400	397,279
1.75%, 10/01/30	359	310,740
4.40%, 07/01/32	200	192,844
5.40%, 03/01/33	400	409,260
5.40%, 07/01/34	340	343,016
National Fuel Gas Co.
5.50%, 10/01/26	140	141,553
3.95%, 09/15/27	252	248,398
4.75%, 09/01/28	252	250,788
5.50%, 03/15/30	490	501,484
2.95%, 03/01/31	413	365,621
5.95%, 03/15/35	160	160,113
NiSource, Inc.
3.49%, 05/15/27	853	837,903
5.25%, 03/30/28	821	839,435
5.20%, 07/01/29	300	306,740
2.95%, 09/01/29	529	495,960
3.60%, 05/01/30	650	619,708
1.70%, 02/15/31	566	478,703
5.40%, 06/30/33	310	312,262
5.35%, 04/01/34	725	729,280
ONE Gas, Inc.
5.10%, 04/01/29	367	376,500
2.00%, 05/15/30	200	178,440

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas Utilities (continued)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	$500	$ 481,072
2.50%, 03/15/31	413	364,613
5.40%, 06/15/33	160	161,896
Southern California Gas Co.
2.95%, 04/15/27	530	516,450
5.20%, 06/01/33	370	369,394
5.05%, 09/01/34	1,175	1,163,014
Series TT, 2.60%, 06/15/26	186	182,079
Series XX, 2.55%, 02/01/30(a)	429	393,041
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	350	350,244
5.75%, 09/15/33	300	309,357
4.95%, 09/15/34	275	267,544
Series 2020-A, 1.75%, 01/15/31	273	232,386
Southwest Gas Corp.
5.80%, 12/01/27	300	308,254
5.45%, 03/23/28	265	271,173
3.70%, 04/01/28	100	97,754
2.20%, 06/15/30	229	201,562
4.05%, 03/15/32	225	210,743
Spire Missouri, Inc.
4.80%, 02/15/33	250	246,953
Series 2034, 5.15%, 08/15/34	250	251,439
		17,208,212
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	298	294,253
Canadian National Railway Co.
6.90%, 07/15/28	250	270,185
3.85%, 08/05/32	450	421,849
5.85%, 11/01/33	180	190,239
6.25%, 08/01/34	401	437,531
4.38%, 09/18/34	603	571,982
Canadian Pacific Railway Co.
1.75%, 12/02/26	613	589,426
4.00%, 06/01/28	300	297,908
2.88%, 11/15/29	407	380,774
2.05%, 03/05/30(a)	179	159,716
4.80%, 03/30/30(a)	400	404,362
7.13%, 10/15/31	163	182,573
2.45%, 12/02/31(a)	972	845,028
5.20%, 03/30/35	400	401,888
CSX Corp.
2.60%, 11/01/26	400	390,376
3.25%, 06/01/27	639	627,290
3.80%, 03/01/28	457	453,120
4.25%, 03/15/29	776	774,252
2.40%, 02/15/30	329	300,686
4.10%, 11/15/32	114	109,343
5.20%, 11/15/33	300	307,061
5.05%, 06/15/35	400	398,344
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	416	419,443
Norfolk Southern Corp.
2.90%, 06/15/26	400	393,824
7.80%, 05/15/27	260	277,847
3.15%, 06/01/27	249	243,455
3.80%, 08/01/28	446	440,364
2.55%, 11/01/29	107	98,671
5.05%, 08/01/30	440	451,930
2.30%, 05/15/31(a)	372	326,835
3.00%, 03/15/32	174	155,872
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp. (continued)
4.45%, 03/01/33	$314	$ 303,615
5.55%, 03/15/34	250	259,947
05/01/35(b)	350	351,348
Union Pacific Corp.
2.15%, 02/05/27(a)	367	354,742
3.00%, 04/15/27	367	359,440
3.95%, 09/10/28	629	625,790
6.63%, 02/01/29(a)	288	312,181
3.70%, 03/01/29	829	813,226
2.40%, 02/05/30	400	366,391
2.38%, 05/20/31	533	475,993
2.80%, 02/14/32	800	715,171
4.50%, 01/20/33(a)	662	652,482
3.38%, 02/01/35(a)	355	313,042
5.10%, 02/20/35	500	503,574
		18,023,369
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
3.75%, 11/30/26	1,074	1,072,150
1.15%, 01/30/28(a)	338	315,908
1.40%, 06/30/30	366	320,895
Agilent Technologies, Inc.
3.05%, 09/22/26	252	247,256
4.20%, 09/09/27(a)	483	482,560
2.75%, 09/15/29	534	495,091
2.10%, 06/04/30	360	318,874
2.30%, 03/12/31	272	237,429
4.75%, 09/09/34	325	312,348
Baxter International, Inc.
2.60%, 08/15/26	423	412,518
1.92%, 02/01/27	808	773,070
2.27%, 12/01/28	850	783,959
3.95%, 04/01/30(a)	413	398,292
1.73%, 04/01/31	400	334,750
2.54%, 02/01/32(a)	264	225,443
Boston Scientific Corp., 2.65%, 06/01/30	571	524,775
Dentsply Sirona, Inc., 3.25%, 06/01/30	450	401,737
DH Europe Finance II SARL, 2.60%, 11/15/29	366	339,679
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	396,807
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	1,000	1,028,463
4.80%, 08/14/29	785	790,809
5.86%, 03/15/30	750	785,884
5.91%, 11/22/32	700	734,192
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	653,312
4.50%, 03/30/33	245	239,953
Medtronic, Inc., 4.38%, 03/15/35	1,088	1,042,614
Revvity, Inc.
1.90%, 09/15/28	130	119,181
3.30%, 09/15/29	529	498,336
2.55%, 03/15/31	200	172,834
2.25%, 09/15/31	456	382,921
Smith & Nephew PLC
5.15%, 03/20/27	40	40,475
2.03%, 10/14/30	560	485,714
5.40%, 03/20/34	390	388,536
Solventum Corp.
5.45%, 02/25/27	457	464,001
5.40%, 03/01/29	885	903,118
5.45%, 03/13/31(a)	650	663,919
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Solventum Corp. (continued)
5.60%, 03/23/34	$1,084	$ 1,096,434
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	296,554
Stryker Corp.
4.55%, 02/10/27	400	402,364
4.70%, 02/10/28	400	404,501
3.65%, 03/07/28	350	344,333
4.85%, 12/08/28	200	203,585
4.25%, 09/11/29(a)	300	298,360
4.85%, 02/10/30	400	405,623
1.95%, 06/15/30	660	583,558
4.63%, 09/11/34	496	482,071
5.20%, 02/10/35	654	659,180
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	460	463,823
5.00%, 12/05/26	644	651,519
4.80%, 11/21/27	387	393,224
1.75%, 10/15/28(a)	575	530,154
5.00%, 01/31/29(a)	456	468,853
2.60%, 10/01/29	680	633,784
4.98%, 08/10/30	520	533,498
2.00%, 10/15/31	663	571,968
4.95%, 11/21/32(a)	482	488,089
5.09%, 08/10/33(a)	305	308,442
5.20%, 01/31/34	250	254,544
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	225	225,912
5.35%, 12/01/28	250	256,580
5.05%, 02/19/30(a)	225	228,475
2.60%, 11/24/31	561	490,873
5.20%, 09/15/34(a)	425	423,001
5.50%, 02/19/35	225	228,905
		30,116,010
Health Care Providers & Services — 2.4%
Adventist Health System
5.43%, 03/01/32	500	505,026
5.76%, 12/01/34	300	297,907
Ascension Health, Series B, 2.53%, 11/15/29	797	735,603
Banner Health, 2.34%, 01/01/30	500	456,852
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	49,427
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	124,312
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	130	113,136
Centene Corp.
4.25%, 12/15/27	1,612	1,574,811
2.45%, 07/15/28	1,118	1,028,123
4.63%, 12/15/29	1,858	1,791,669
3.38%, 02/15/30	1,332	1,214,976
3.00%, 10/15/30	1,230	1,079,650
2.50%, 03/01/31	1,630	1,382,964
2.63%, 08/01/31	846	714,831
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	99,564
Cigna Group
3.40%, 03/01/27	898	883,307
3.05%, 10/15/27	179	173,729
4.38%, 10/15/28	2,569	2,563,519
5.00%, 05/15/29	600	611,272
2.40%, 03/15/30	307	277,871
2.38%, 03/15/31	790	694,043
5.13%, 05/15/31	950	970,703
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
5.40%, 03/15/33	$490	$ 501,363
5.25%, 02/15/34(a)	750	756,065
CommonSpirit Health
3.35%, 10/01/29	338	320,025
2.78%, 10/01/30(a)	930	840,342
Elevance Health, Inc.
4.50%, 10/30/26(a)	280	280,916
3.65%, 12/01/27	1,122	1,103,570
4.10%, 03/01/28	754	749,313
5.15%, 06/15/29	360	368,814
2.88%, 09/15/29	550	514,808
4.75%, 02/15/30	355	357,707
2.25%, 05/15/30(a)	926	830,653
2.55%, 03/15/31	442	393,707
4.95%, 11/01/31	500	504,332
4.10%, 05/15/32	358	338,958
5.50%, 10/15/32(a)	400	413,223
4.75%, 02/15/33	400	393,390
5.38%, 06/15/34	884	896,758
5.95%, 12/15/34	400	421,334
5.20%, 02/15/35	590	590,642
HCA, Inc.
5.25%, 06/15/26	829	831,321
5.38%, 09/01/26	824	828,983
4.50%, 02/15/27	384	383,514
3.13%, 03/15/27(a)	834	812,927
5.00%, 03/01/28(a)	475	480,470
5.20%, 06/01/28	653	663,393
5.63%, 09/01/28	980	1,003,946
5.88%, 02/01/29	600	619,608
3.38%, 03/15/29	326	310,655
4.13%, 06/15/29	1,648	1,603,315
5.25%, 03/01/30	320	324,951
3.50%, 09/01/30	1,616	1,509,016
5.45%, 04/01/31	1,286	1,311,249
2.38%, 07/15/31	509	434,364
5.50%, 03/01/32	515	521,324
3.63%, 03/15/32	1,305	1,182,937
5.50%, 06/01/33	980	985,184
5.60%, 04/01/34	672	674,596
5.45%, 09/15/34	919	911,212
5.75%, 03/01/35	725	732,071
Humana, Inc.
1.35%, 02/03/27	633	598,650
3.95%, 03/15/27	350	346,431
5.75%, 03/01/28	115	118,426
5.75%, 12/01/28	100	103,548
3.70%, 03/23/29	688	662,986
3.13%, 08/15/29	413	385,782
4.88%, 04/01/30	290	290,204
5.38%, 04/15/31	905	917,538
2.15%, 02/03/32	684	562,890
5.88%, 03/01/33	200	204,846
5.95%, 03/15/34	496	508,975
ICON Investments Six DAC
5.81%, 05/08/27	950	968,795
5.85%, 05/08/29	500	512,076
6.00%, 05/08/34	400	399,516
IQVIA, Inc.
5.70%, 05/15/28	350	356,292
6.25%, 02/01/29	885	920,921

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Kaiser Foundation Hospitals, 3.15%, 05/01/27	$679	$ 666,947
Laboratory Corp. of America Holdings
1.55%, 06/01/26	326	316,037
3.60%, 09/01/27	413	406,241
2.95%, 12/01/29	400	372,318
4.35%, 04/01/30	375	368,501
2.70%, 06/01/31	256	227,502
4.55%, 04/01/32(a)	375	366,055
4.80%, 10/01/34	475	457,388
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	300	301,955
Series 19A, 2.53%, 10/01/29(a)	743	680,111
Quest Diagnostics, Inc.
3.45%, 06/01/26	250	247,765
4.60%, 12/15/27	165	166,326
4.20%, 06/30/29	363	359,510
4.63%, 12/15/29	475	477,027
2.95%, 06/30/30	450	416,770
2.80%, 06/30/31	329	295,610
6.40%, 11/30/33(a)	300	324,744
5.00%, 12/15/34	533	526,755
SSM Health Care Corp., 4.89%, 06/01/28	250	253,750
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	250	236,608
Sutter Health, Series 2020A, 2.29%, 08/15/30(a)	517	457,638
UnitedHealth Group, Inc.
1.15%, 05/15/26(a)	824	798,066
4.75%, 07/15/26	325	327,595
3.45%, 01/15/27(a)	413	409,501
3.38%, 04/15/27	327	322,931
4.60%, 04/15/27	220	222,379
3.70%, 05/15/27	350	347,378
2.95%, 10/15/27	108	105,194
5.25%, 02/15/28	525	540,654
3.85%, 06/15/28	629	623,940
3.88%, 12/15/28	500	494,154
4.25%, 01/15/29	1,064	1,063,964
4.70%, 04/15/29	295	299,277
4.00%, 05/15/29	750	741,511
2.88%, 08/15/29	716	677,061
4.80%, 01/15/30	775	788,081
5.30%, 02/15/30	800	829,512
2.00%, 05/15/30	736	654,152
4.90%, 04/15/31(a)	575	585,320
2.30%, 05/15/31	1,048	921,773
4.95%, 01/15/32	864	872,311
4.20%, 05/15/32	950	913,426
5.35%, 02/15/33(a)	1,008	1,032,715
4.50%, 04/15/33	724	699,753
5.00%, 04/15/34	775	769,077
5.15%, 07/15/34	1,500	1,504,237
Universal Health Services, Inc.
1.65%, 09/01/26	383	367,173
4.63%, 10/15/29	325	316,588
2.65%, 10/15/30	550	482,092
2.65%, 01/15/32	195	161,234
5.05%, 10/15/34	340	317,495
UPMC, 5.04%, 05/15/33	614	609,955
		78,626,184
Security	Par (000)	Value
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27	$233	$ 231,438
3.95%, 01/15/28	276	272,082
4.50%, 07/30/29	300	296,874
2.75%, 12/15/29(a)	286	261,946
4.70%, 07/01/30	294	290,427
4.90%, 12/15/30(a)	450	447,867
3.38%, 08/15/31	479	434,886
2.00%, 05/18/32	600	484,589
1.88%, 02/01/33	583	454,628
2.95%, 03/15/34	522	430,093
DOC DR LLC
4.30%, 03/15/27	290	288,442
3.95%, 01/15/28	254	250,151
2.63%, 11/01/31	413	356,149
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	393,116
3.75%, 07/01/27	312	305,204
3.10%, 02/15/30	579	531,538
2.00%, 03/15/31	400	337,313
Healthpeak OP LLC
3.25%, 07/15/26	400	393,469
1.35%, 02/01/27(a)	213	201,438
2.13%, 12/01/28	250	229,199
3.50%, 07/15/29	531	504,722
3.00%, 01/15/30	438	405,389
2.88%, 01/15/31	400	358,660
5.25%, 12/15/32	330	331,002
5.38%, 02/15/35(a)	399	396,384
National Health Investors, Inc., 3.00%, 02/01/31	250	218,183
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	425	424,387
4.75%, 01/15/28(a)	413	413,451
3.63%, 10/01/29	356	334,678
3.38%, 02/01/31	582	527,231
3.25%, 04/15/33	400	338,597
Sabra Health Care LP
5.13%, 08/15/26	350	348,497
3.90%, 10/15/29	129	121,073
3.20%, 12/01/31	513	452,862
Ventas Realty LP
3.25%, 10/15/26	413	405,252
3.85%, 04/01/27	268	265,159
4.00%, 03/01/28	575	566,912
4.40%, 01/15/29	500	495,376
3.00%, 01/15/30	575	533,550
4.75%, 11/15/30	179	178,934
2.50%, 09/01/31	321	280,419
5.63%, 07/01/34	175	177,139
5.00%, 01/15/35	375	361,731
Welltower OP LLC
2.70%, 02/15/27	380	370,126
4.25%, 04/15/28	200	199,949
2.05%, 01/15/29	412	378,462
4.13%, 03/15/29	229	226,302
3.10%, 01/15/30	307	288,718
2.75%, 01/15/31	495	448,265
2.80%, 06/01/31	570	512,407
2.75%, 01/15/32	413	362,703
3.85%, 06/15/32	231	216,182
		18,333,551
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	$280	$ 262,820
3.70%, 01/15/31	300	273,126
5.85%, 08/01/34	400	392,879
Darden Restaurants, Inc.
3.85%, 05/01/27	250	246,902
4.35%, 10/15/27(a)	200	199,691
4.55%, 10/15/29	200	198,654
6.30%, 10/10/33	250	264,783
Hyatt Hotels Corp.
5.75%, 01/30/27	376	382,316
5.05%, 03/30/28	175	175,846
4.38%, 09/15/28	229	225,453
5.25%, 06/30/29	685	687,470
5.75%, 04/23/30	413	421,032
5.38%, 12/15/31	260	258,431
5.75%, 03/30/32	175	175,336
5.50%, 06/30/34	150	145,567
Las Vegas Sands Corp.
3.50%, 08/18/26(a)	578	565,230
5.90%, 06/01/27	421	425,971
06/15/28(b)	175	174,929
3.90%, 08/08/29	500	464,276
6.00%, 08/15/29	345	347,912
06/14/30(b)	150	150,268
6.20%, 08/15/34	285	279,762
Marriott International, Inc.
5.45%, 09/15/26	355	359,063
5.00%, 10/15/27	434	439,962
5.55%, 10/15/28	542	559,574
4.90%, 04/15/29	490	493,952
4.88%, 05/15/29	194	195,688
4.80%, 03/15/30	418	418,358
5.10%, 04/15/32(a)	345	344,403
5.30%, 05/15/34	630	621,966
5.35%, 03/15/35	728	716,128
Series AA, 4.65%, 12/01/28	150	150,661
Series FF, 4.63%, 06/15/30(a)	829	823,955
Series GG, 3.50%, 10/15/32	576	512,728
Series HH, 2.85%, 04/15/31	452	404,534
Series II, 2.75%, 10/15/33(a)	444	367,567
Series R, 3.13%, 06/15/26	351	345,731
Series X, 4.00%, 04/15/28	231	228,173
McDonald’s Corp.
3.50%, 03/01/27	548	541,238
3.50%, 07/01/27	628	619,559
3.80%, 04/01/28	677	671,582
4.80%, 08/14/28	450	457,691
5.00%, 05/17/29	200	205,042
2.63%, 09/01/29	573	535,419
2.13%, 03/01/30	450	405,574
4.60%, 05/15/30(a)	250	251,723
3.60%, 07/01/30	574	552,234
4.60%, 09/09/32	400	398,860
4.95%, 08/14/33(a)	375	378,716
5.20%, 05/17/34	400	408,425
4.95%, 03/03/35	622	616,488
Sands China Ltd.
2.30%, 03/08/27	400	376,333
5.40%, 08/08/28	1,250	1,229,985
2.85%, 03/08/29	400	357,602
4.38%, 06/18/30	400	369,674
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd. (continued)
3.25%, 08/08/31(a)	$400	$ 340,267
Starbucks Corp.
2.45%, 06/15/26	258	252,554
4.85%, 02/08/27	610	615,416
2.00%, 03/12/27	300	287,464
3.50%, 03/01/28	350	342,462
4.00%, 11/15/28	413	407,689
3.55%, 08/15/29	610	590,004
2.25%, 03/12/30	457	409,957
2.55%, 11/15/30	860	770,864
4.90%, 02/15/31	400	405,317
3.00%, 02/14/32	628	559,971
4.80%, 02/15/33(a)	300	296,227
5.00%, 02/15/34(a)	400	396,270
		27,751,704
Household Durables — 0.2%
D.R. Horton, Inc.
1.30%, 10/15/26(a)	241	230,680
1.40%, 10/15/27	379	352,994
5.00%, 10/15/34	450	436,799
Leggett & Platt, Inc.
3.50%, 11/15/27	250	240,352
4.40%, 03/15/29(a)	279	267,234
Lennar Corp.
5.25%, 06/01/26	306	306,930
5.00%, 06/15/27	218	219,204
4.75%, 11/29/27	309	310,191
MDC Holdings, Inc.
3.85%, 01/15/30(a)	200	190,848
2.50%, 01/15/31	130	113,202
Meritage Homes Corp., 5.65%, 03/15/35	314	306,273
NVR, Inc., 3.00%, 05/15/30	500	459,874
PulteGroup, Inc.
5.00%, 01/15/27	200	201,435
7.88%, 06/15/32	200	227,571
6.38%, 05/15/33(a)	100	105,714
Toll Brothers Finance Corp.
4.88%, 03/15/27	225	225,244
4.35%, 02/15/28(a)	225	222,933
3.80%, 11/01/29(a)	225	215,303
Whirlpool Corp.
4.75%, 02/26/29(a)	700	663,340
2.40%, 05/15/31	159	129,073
4.70%, 05/14/32(a)	130	113,503
5.50%, 03/01/33(a)	150	137,271
5.75%, 03/01/34(a)	175	161,994
		5,837,962
Household Products — 0.2%
Avery Dennison Corp.
4.88%, 12/06/28	350	352,860
2.65%, 04/30/30	250	225,376
2.25%, 02/15/32	363	301,625
5.75%, 03/15/33	270	275,126
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	244,123
2.30%, 12/15/31	129	111,112
5.60%, 11/15/32	318	331,366
Clorox Co.
3.10%, 10/01/27	249	242,697
3.90%, 05/15/28	264	261,003
4.40%, 05/01/29	500	500,769

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products (continued)
Clorox Co. (continued)
1.80%, 05/15/30	$150	$ 131,320
4.60%, 05/01/32	250	247,052
Kimberly-Clark Corp.
1.05%, 09/15/27	150	139,945
3.95%, 11/01/28	400	398,384
3.20%, 04/25/29	350	338,480
3.10%, 03/26/30	400	379,047
2.00%, 11/02/31(a)	225	196,542
4.50%, 02/16/33	144	143,250
		4,820,077
Industrial Conglomerates — 0.4%
3M Co.
2.25%, 09/19/26	400	388,874
2.88%, 10/15/27	554	536,164
3.63%, 09/14/28	496	485,266
3.38%, 03/01/29(a)	551	530,914
2.38%, 08/26/29	816	751,489
4.80%, 03/15/30	225	226,965
3.05%, 04/15/30	350	325,583
5.15%, 03/15/35	225	223,485
Carlisle Cos., Inc.
3.75%, 12/01/27	400	391,443
2.75%, 03/01/30	599	547,514
2.20%, 03/01/32(a)	225	186,386
Eaton Corp.
3.10%, 09/15/27	272	266,177
4.35%, 05/18/28(a)	242	244,267
4.00%, 11/02/32	324	308,668
4.15%, 03/15/33	978	938,977
Illinois Tool Works, Inc., 2.65%, 11/15/26	657	643,729
Parker-Hannifin Corp.
3.25%, 03/01/27	482	474,484
4.25%, 09/15/27	614	614,648
3.25%, 06/14/29	859	822,912
4.50%, 09/15/29	332	333,710
4.20%, 11/21/34(a)	422	398,796
Pentair Finance SARL
4.50%, 07/01/29	256	252,454
5.90%, 07/15/32	322	329,991
Teledyne Technologies, Inc.
2.25%, 04/01/28	602	567,670
2.75%, 04/01/31	829	738,554
Textron, Inc.
3.65%, 03/15/27	262	257,518
3.38%, 03/01/28	300	290,130
3.90%, 09/17/29	200	191,797
3.00%, 06/01/30	329	300,812
2.45%, 03/15/31	177	154,147
6.10%, 11/15/33	210	218,788
5.50%, 05/15/35(a)	440	436,803
		13,379,115
Insurance — 2.1%
Aegon Ltd., (6-mo. SOFR US + 3.54%), 5.50%, 04/11/48(c)	500	495,345
Aflac, Inc.
2.88%, 10/15/26	202	197,675
3.60%, 04/01/30(a)	716	689,745
Alleghany Corp., 3.63%, 05/15/30	405	391,809
Allstate Corp.
3.28%, 12/15/26	620	608,641
Security	Par (000)	Value
Insurance (continued)
Allstate Corp. (continued)
5.05%, 06/24/29	$250	$ 254,899
1.45%, 12/15/30	393	331,343
5.25%, 03/30/33	450	455,206
American International Group, Inc.
4.20%, 04/01/28	262	260,323
3.40%, 06/30/30	252	236,759
5.13%, 03/27/33	590	589,731
3.88%, 01/15/35(a)	384	345,415
American National Group, Inc.
5.00%, 06/15/27	200	200,375
5.75%, 10/01/29	450	457,271
Aon Corp.
4.50%, 12/15/28	129	129,465
3.75%, 05/02/29	575	558,921
2.80%, 05/15/30	745	683,372
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	437,183
2.05%, 08/23/31	295	253,304
2.60%, 12/02/31	286	250,321
5.00%, 09/12/32	300	300,209
5.35%, 02/28/33	400	406,097
Aon North America, Inc.
5.13%, 03/01/27	390	395,396
5.15%, 03/01/29	789	805,461
5.30%, 03/01/31(a)	478	491,478
5.45%, 03/01/34	1,302	1,324,038
Arch Capital Finance LLC, 4.01%, 12/15/26	229	227,149
Arch Capital Group Ltd., 7.35%, 05/01/34	200	228,826
Arthur J Gallagher & Co.
4.60%, 12/15/27	385	387,630
4.85%, 12/15/29	515	521,231
2.40%, 11/09/31	285	247,277
5.00%, 02/15/32	215	215,797
5.50%, 03/02/33	235	239,166
6.50%, 02/15/34	275	298,615
5.45%, 07/15/34	350	355,891
5.15%, 02/15/35	975	968,026
Assurant, Inc.
3.70%, 02/22/30	150	141,320
2.65%, 01/15/32	143	120,576
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	250	227,134
Athene Holding Ltd.
4.13%, 01/12/28	700	689,974
6.15%, 04/03/30	273	286,590
3.50%, 01/15/31	254	235,039
6.65%, 02/01/33(a)	200	212,412
5.88%, 01/15/34	400	405,348
(5-year CMT + 2.61%), 6.63%, 10/15/54(c)	400	385,420
AXA SA, 8.60%, 12/15/30	500	587,020
AXIS Specialty Finance LLC
3.90%, 07/15/29	300	288,526
(5-year CMT + 3.19%), 4.90%, 01/15/40(c)	280	264,953
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	197,015
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	437	425,184
1.85%, 03/12/30	413	374,097
1.45%, 10/15/30(a)	137	119,531
2.88%, 03/15/32(a)	758	694,540
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	392,267
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial, Inc. (continued)
5.63%, 05/15/30(a)	$229	$ 235,524
Brown & Brown, Inc.
4.50%, 03/15/29	268	267,009
2.38%, 03/15/31	495	427,567
4.20%, 03/17/32	458	426,499
5.65%, 06/11/34	300	302,563
Chubb INA Holdings LLC
3.35%, 05/03/26	1,011	1,001,457
4.65%, 08/15/29	450	457,456
1.38%, 09/15/30(a)	774	666,477
5.00%, 03/15/34	1,160	1,162,554
Cincinnati Financial Corp.
6.92%, 05/15/28	256	273,847
6.13%, 11/01/34	100	104,973
CNA Financial Corp.
3.45%, 08/15/27	266	260,219
3.90%, 05/01/29	413	402,343
2.05%, 08/15/30	266	230,794
5.50%, 06/15/33	400	404,204
5.13%, 02/15/34	397	391,097
CNO Financial Group, Inc.
5.25%, 05/30/29	300	300,262
6.45%, 06/15/34	450	464,148
Corebridge Financial, Inc.
3.65%, 04/05/27	891	877,711
3.85%, 04/05/29	925	896,571
3.90%, 04/05/32	825	758,981
6.05%, 09/15/33	250	259,695
5.75%, 01/15/34	650	662,392
(5-year CMT + 3.85%), 6.88%, 12/15/52(a)(c)	600	606,975
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(c)	304	291,133
Enstar Group Ltd.
4.95%, 06/01/29	300	298,877
3.10%, 09/01/31	273	237,773
Equitable Holdings, Inc.
4.35%, 04/20/28	1,029	1,024,528
5.59%, 01/11/33	284	289,770
Essent Group Ltd., 6.25%, 07/01/29	225	230,785
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	313,166
6.50%, 06/04/29	350	356,819
6.25%, 10/04/34	350	337,879
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	302,403
4.63%, 04/29/30	229	224,784
3.38%, 03/03/31	300	273,120
5.63%, 08/16/32	500	506,963
6.00%, 12/07/33	450	467,356
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	252,678
3.40%, 06/15/30	355	326,487
2.45%, 03/15/31	328	280,311
First American Financial Corp.
4.00%, 05/15/30	430	406,289
2.40%, 08/15/31	442	374,096
5.45%, 09/30/34	225	216,998
Globe Life, Inc.
4.55%, 09/15/28	350	351,324
2.15%, 08/15/30	129	112,020
4.80%, 06/15/32	160	155,853
5.85%, 09/15/34	175	178,774
Security	Par (000)	Value
Insurance (continued)
Hanover Insurance Group, Inc., 2.50%, 09/01/30	$213	$ 185,625
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	382,826
Horace Mann Educators Corp., 7.25%, 09/15/28	50	53,663
Jackson Financial, Inc.
5.17%, 06/08/27	200	201,794
3.13%, 11/23/31(a)	279	240,820
5.67%, 06/08/32	350	349,784
Kemper Corp.
2.40%, 09/30/30	150	130,476
3.80%, 02/23/32(a)	226	201,480
Lincoln National Corp.
3.80%, 03/01/28	275	269,386
3.05%, 01/15/30(a)	254	235,844
3.40%, 01/15/31(a)	276	254,075
5.85%, 03/15/34	125	127,094
Loews Corp., 3.20%, 05/15/30	349	327,096
Manulife Financial Corp.
2.48%, 05/19/27	179	173,211
3.70%, 03/16/32(a)	373	347,466
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	413	406,171
Markel Group, Inc., 3.35%, 09/17/29(a)	393	375,255
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27(a)	325	328,452
4.38%, 03/15/29	521	522,113
4.65%, 03/15/30	700	706,119
2.25%, 11/15/30	560	498,102
4.85%, 11/15/31	600	605,783
2.38%, 12/15/31(a)	250	216,233
5.75%, 11/01/32	374	396,186
5.88%, 08/01/33	300	317,461
5.40%, 09/15/33	300	308,675
5.15%, 03/15/34	200	202,534
5.00%, 03/15/35	1,215	1,204,751
Mercury General Corp., 4.40%, 03/15/27	50	49,353
MetLife, Inc.
4.55%, 03/23/30(a)	129	130,244
6.50%, 12/15/32(a)	400	442,588
5.38%, 07/15/33	512	527,742
6.38%, 06/15/34	652	709,396
5.30%, 12/15/34(a)	594	603,479
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(c)	570	566,637
Munich Re America Corp., Series B, 7.45%, 12/15/26	254	267,764
NMI Holdings, Inc., 6.00%, 08/15/29	175	177,102
Old Republic International Corp.
3.88%, 08/26/26	250	247,208
5.75%, 03/28/34	200	202,627
PartnerRe Finance B LLC
3.70%, 07/02/29	600	580,597
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	354	322,590
Primerica, Inc., 2.80%, 11/19/31	424	368,675
Principal Financial Group, Inc.
3.10%, 11/15/26	129	126,321
3.70%, 05/15/29	289	279,829
2.13%, 06/15/30	229	202,060
5.38%, 03/15/33	200	203,440
Progressive Corp.
2.45%, 01/15/27	413	401,703
2.50%, 03/15/27	346	335,525
4.00%, 03/01/29	481	477,244
6.63%, 03/01/29	257	277,865

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (continued)
3.20%, 03/26/30	$350	$ 332,161
3.00%, 03/15/32	246	220,518
6.25%, 12/01/32	186	202,600
4.95%, 06/15/33(a)	410	413,580
Prudential Financial, Inc.
3.88%, 03/27/28	577	571,563
2.10%, 03/10/30(a)	253	227,883
5.75%, 07/15/33	250	263,685
5.20%, 03/14/35	625	626,342
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(c)	450	437,477
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(c)	829	825,711
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	300	308,059
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	643	572,216
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	613	575,499
(5-year CMT + 3.23%), 6.00%, 09/01/52(c)	566	564,126
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	823	774,487
3.63%, 03/24/32	273	251,563
Reinsurance Group of America, Inc.
3.90%, 05/15/29(a)	393	383,443
3.15%, 06/15/30	350	323,630
6.00%, 09/15/33(a)	200	206,975
5.75%, 09/15/34	450	456,092
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	287,988
5.75%, 06/05/33	490	500,798
5.80%, 04/01/35(a)	175	179,797
SiriusPoint Ltd., 7.00%, 04/05/29	200	207,068
Stewart Information Services Corp., 3.60%, 11/15/31	230	205,912
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	276,758
Unum Group, 4.00%, 06/15/29	179	175,045
Willis North America, Inc.
4.65%, 06/15/27	631	633,347
4.50%, 09/15/28	505	504,625
2.95%, 09/15/29	450	419,069
5.35%, 05/15/33	460	463,650
		70,397,971
Interactive Media & Services — 0.4%
Meta Platforms, Inc.
3.50%, 08/15/27	1,002	994,531
4.60%, 05/15/28	840	856,992
4.30%, 08/15/29	620	625,268
4.80%, 05/15/30	602	620,130
4.55%, 08/15/31(a)	625	633,438
3.85%, 08/15/32(a)	1,806	1,723,010
4.95%, 05/15/33	1,040	1,059,457
4.75%, 08/15/34	1,533	1,527,317
Netflix, Inc.
4.38%, 11/15/26	300	301,058
4.88%, 04/15/28(a)	314	320,769
5.88%, 11/15/28	1,300	1,371,646
6.38%, 05/15/29(a)	500	538,274
4.90%, 08/15/34(a)	858	863,910
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	219,392
Weibo Corp., 3.38%, 07/08/30	300	275,903
		11,931,095
Internet Software & Services — 1.1%
Alibaba Group Holding Ltd.(a)
3.40%, 12/06/27	1,628	1,588,726
Security	Par (000)	Value
Internet Software & Services (continued)
Alibaba Group Holding Ltd.(a) (continued)
4.88%, 05/26/30(d)	$400	$ 406,317
2.13%, 02/09/31	700	613,825
4.50%, 11/28/34	400	379,534
Alphabet, Inc.
2.00%, 08/15/26	1,333	1,303,064
0.80%, 08/15/27	261	244,517
4.00%, 05/15/30	645	644,555
1.10%, 08/15/30	1,126	971,572
4.50%, 05/15/35	975	961,244
Amazon.com, Inc.
1.00%, 05/12/26	2,013	1,951,380
3.30%, 04/13/27	884	874,643
1.20%, 06/03/27	965	912,493
3.15%, 08/22/27	2,057	2,022,073
4.55%, 12/01/27	1,464	1,486,766
1.65%, 05/12/28	1,143	1,069,412
3.45%, 04/13/29	502	493,211
4.65%, 12/01/29	898	921,638
1.50%, 06/03/30	1,165	1,023,442
2.10%, 05/12/31	1,797	1,590,190
3.60%, 04/13/32	1,476	1,400,248
4.70%, 12/01/32	1,450	1,469,909
4.80%, 12/05/34	990	1,004,553
Baidu, Inc.
3.63%, 07/06/27(a)	200	197,306
4.38%, 03/29/28	350	350,613
4.88%, 11/14/28	200	202,983
3.43%, 04/07/30(a)	300	285,639
2.38%, 10/09/30(a)	200	179,510
2.38%, 08/23/31(a)	350	308,937
Booking Holdings, Inc.
3.60%, 06/01/26	699	694,028
3.55%, 03/15/28	350	344,733
4.63%, 04/13/30	1,147	1,157,201
eBay, Inc.
1.40%, 05/10/26	325	314,870
3.60%, 06/05/27(a)	613	603,136
5.95%, 11/22/27	200	207,428
2.70%, 03/11/30	685	626,287
2.60%, 05/10/31	518	457,591
6.30%, 11/22/32	278	299,343
Expedia Group, Inc.
4.63%, 08/01/27	500	500,385
3.80%, 02/15/28	620	608,212
3.25%, 02/15/30	883	824,266
2.95%, 03/15/31	252	226,439
5.40%, 02/15/35	500	492,291
JD.com, Inc., 3.38%, 01/14/30	478	453,008
Uber Technologies, Inc.
4.30%, 01/15/30	396	392,217
4.80%, 09/15/34	1,316	1,276,965
VeriSign, Inc.
4.75%, 07/15/27	279	279,008
2.70%, 06/15/31	394	348,483
5.25%, 06/01/32	364	367,163
		35,331,354
IT Services — 1.0%
Accenture Capital, Inc.
3.90%, 10/04/27	427	426,526
4.05%, 10/04/29	775	769,658
4.25%, 10/04/31	775	766,566
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Accenture Capital, Inc. (continued)
4.50%, 10/04/34	$1,020	$ 982,787
Amdocs Ltd., 2.54%, 06/15/30	400	355,156
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	330	332,792
5.95%, 04/15/35	225	223,846
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	198,235
2.90%, 12/01/29	413	383,058
2.60%, 05/01/31	681	597,182
CGI, Inc.
1.45%, 09/14/26	329	315,641
4.95%, 03/14/30(d)	225	226,047
2.30%, 09/14/31	213	182,811
DXC Technology Co.
1.80%, 09/15/26	384	368,593
2.38%, 09/15/28	329	301,408
Fidelity National Information Services, Inc.
1.65%, 03/01/28	462	427,033
3.75%, 05/21/29	234	226,135
2.25%, 03/01/31(a)	388	336,012
5.10%, 07/15/32(a)	628	628,231
Fiserv, Inc.
3.20%, 07/01/26	1,694	1,671,214
5.15%, 03/15/27	599	605,798
2.25%, 06/01/27	599	573,435
5.45%, 03/02/28	664	679,961
5.38%, 08/21/28	594	609,222
4.20%, 10/01/28	129	127,867
3.50%, 07/01/29	1,542	1,469,801
4.75%, 03/15/30	325	324,656
2.65%, 06/01/30	499	450,719
5.35%, 03/15/31	275	281,752
5.60%, 03/02/33	630	641,136
5.63%, 08/21/33	724	737,174
5.45%, 03/15/34	525	526,118
5.15%, 08/12/34	779	765,841
Fortinet, Inc., 2.20%, 03/15/31	183	159,598
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29(a)	250	258,799
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	400	402,180
4.60%, 02/05/29	400	402,084
4.75%, 02/05/31	200	200,840
4.90%, 02/05/34	600	589,629
International Business Machines Corp.
3.30%, 05/15/26	1,893	1,872,685
3.30%, 01/27/27	655	644,748
2.20%, 02/09/27(a)	200	193,069
1.70%, 05/15/27	381	362,721
4.15%, 07/27/27	400	399,446
6.22%, 08/01/27(a)	250	260,989
4.50%, 02/06/28	100	100,887
4.65%, 02/10/28	500	505,994
3.50%, 05/15/29	1,919	1,857,238
4.80%, 02/10/30	800	809,642
1.95%, 05/15/30	759	670,821
2.72%, 02/09/32(a)	250	219,937
5.00%, 02/10/32	500	505,258
4.40%, 07/27/32	450	437,014
5.88%, 11/29/32(a)	214	228,562
4.75%, 02/06/33	500	495,949
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
5.20%, 02/10/35	$500	$ 500,903
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	289,115
2.70%, 10/15/28	200	186,917
3.15%, 10/15/31	560	491,843
6.35%, 02/20/34(a)	260	268,188
Leidos, Inc.
4.38%, 05/15/30	500	486,147
2.30%, 02/15/31	620	535,463
5.40%, 03/15/32	320	322,169
5.75%, 03/15/33	350	358,644
5.50%, 03/15/35	350	348,145
Paychex, Inc.
5.10%, 04/15/30	390	396,111
5.35%, 04/15/32	400	406,377
5.60%, 04/15/35	85	86,327
		33,766,850
Leisure Products — 0.1%
Brunswick Corp.(a)
2.40%, 08/18/31	344	281,107
4.40%, 09/15/32	265	237,779
Brunswick Corp./DE, 5.85%, 03/18/29(a)	250	253,291
Hasbro, Inc.
3.55%, 11/19/26	775	761,677
3.50%, 09/15/27	163	158,633
3.90%, 11/19/29	503	478,426
6.05%, 05/14/34	275	279,406
Polaris, Inc., 6.95%, 03/15/29	254	261,655
		2,711,974
Machinery — 1.2%
AGCO Corp.
5.45%, 03/21/27	300	302,662
5.80%, 03/21/34(a)	400	397,380
Caterpillar Financial Services Corp.
4.35%, 05/15/26	856	857,270
1.15%, 09/14/26	339	326,042
4.45%, 10/16/26	501	504,596
4.50%, 01/07/27	175	176,486
1.70%, 01/08/27	313	301,242
4.50%, 01/08/27	200	201,538
5.00%, 05/14/27	199	202,947
3.60%, 08/12/27	400	396,232
1.10%, 09/14/27	400	373,601
4.40%, 10/15/27	550	554,530
4.60%, 11/15/27(a)	634	642,555
4.40%, 03/03/28	225	227,092
4.85%, 02/27/29	575	587,689
4.38%, 08/16/29(a)	450	452,385
4.70%, 11/15/29	375	381,905
4.80%, 01/08/30	175	179,162
Caterpillar, Inc.
2.60%, 09/19/29	298	279,864
2.60%, 04/09/30	113	104,736
1.90%, 03/12/31(a)	339	297,378
CNH Industrial Capital LLC
1.45%, 07/15/26	410	394,415
4.50%, 10/08/27	343	342,399
4.75%, 03/21/28	205	205,801
4.55%, 04/10/28	600	598,951
5.50%, 01/12/29	200	205,346

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC (continued)
5.10%, 04/20/29	$275	$ 278,620
CNH Industrial NV, 3.85%, 11/15/27	350	343,568
Deere & Co.
5.38%, 10/16/29(a)	308	323,812
3.10%, 04/15/30	113	106,723
5.45%, 01/16/35	961	992,661
Dover Corp., 2.95%, 11/04/29	110	102,586
Flowserve Corp.
3.50%, 10/01/30	250	230,510
2.80%, 01/15/32	280	237,474
IDEX Corp.
4.95%, 09/01/29	250	252,428
3.00%, 05/01/30	400	366,480
2.63%, 06/15/31	399	347,740
Ingersoll Rand, Inc.
5.20%, 06/15/27	586	594,565
5.40%, 08/14/28	374	384,570
5.18%, 06/15/29	461	470,092
5.31%, 06/15/31(a)	374	383,302
5.70%, 08/14/33	390	400,742
5.45%, 06/15/34	627	631,831
John Deere Capital Corp.
4.75%, 06/08/26	260	261,696
2.65%, 06/10/26	500	492,320
1.05%, 06/17/26	209	202,045
5.15%, 09/08/26	450	456,538
2.25%, 09/14/26	413	403,062
1.30%, 10/13/26	425	408,807
4.50%, 01/08/27	812	818,796
1.70%, 01/11/27	193	185,734
4.85%, 03/05/27	125	127,003
2.35%, 03/08/27	307	297,806
1.75%, 03/09/27	341	327,304
4.90%, 06/11/27	400	407,039
4.20%, 07/15/27	146	146,723
2.80%, 09/08/27	307	298,290
4.15%, 09/15/27	950	952,936
3.05%, 01/06/28	125	121,976
4.65%, 01/07/28	225	229,018
4.75%, 01/20/28	600	611,246
4.90%, 03/03/28	150	153,554
1.50%, 03/06/28	163	152,030
4.95%, 07/14/28	1,128	1,157,137
4.50%, 01/16/29	506	511,529
3.45%, 03/07/29	369	359,203
3.35%, 04/18/29	179	173,705
4.85%, 06/11/29	565	579,582
2.80%, 07/18/29(a)	520	492,652
4.85%, 10/11/29	500	512,913
2.45%, 01/09/30	225	207,672
4.70%, 06/10/30	615	625,294
1.45%, 01/15/31(a)	145	124,099
4.90%, 03/07/31	580	592,812
2.00%, 06/17/31(a)	259	225,592
4.40%, 09/08/31(a)	668	667,007
3.90%, 06/07/32(a)	341	324,636
4.35%, 09/15/32	450	440,244
5.10%, 04/11/34	625	632,280
5.05%, 06/12/34	600	604,245
Series I, 5.15%, 09/08/33	270	275,734
Security	Par (000)	Value
Machinery (continued)
Kennametal, Inc.
4.63%, 06/15/28	$200	$ 199,622
2.80%, 03/01/31	200	177,481
Nordson Corp.
5.60%, 09/15/28	85	87,617
4.50%, 12/15/29	375	371,868
5.80%, 09/15/33	275	282,068
nVent Finance SARL
4.55%, 04/15/28	254	253,817
2.75%, 11/15/31	120	102,749
5.65%, 05/15/33	274	271,461
Oshkosh Corp., 3.10%, 03/01/30	50	45,787
Otis Worldwide Corp.
2.29%, 04/05/27	340	327,343
5.25%, 08/16/28	410	420,977
2.57%, 02/15/30	705	644,073
5.13%, 11/19/31	437	444,562
Rockwell Automation, Inc.
3.50%, 03/01/29	288	279,496
1.75%, 08/15/31	159	135,808
Stanley Black & Decker, Inc.
6.00%, 03/06/28	244	253,293
4.25%, 11/15/28	179	176,428
2.30%, 03/15/30	579	504,135
3.00%, 05/15/32	258	218,685
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	400	393,963
4.70%, 09/15/28	613	615,030
5.61%, 03/11/34	412	423,491
Xylem, Inc.
3.25%, 11/01/26(a)	300	295,240
1.95%, 01/30/28	250	234,791
2.25%, 01/30/31(a)	350	305,895
		38,967,847
Marine Transportation — 0.0%
Kirby Corp., 4.20%, 03/01/28(a)	250	246,138
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	555	565,907
3.75%, 02/15/28	113	109,634
4.20%, 03/15/28	810	795,851
2.25%, 01/15/29	849	769,250
5.05%, 03/30/29	829	827,020
6.10%, 06/01/29	954	986,413
2.80%, 04/01/31	1,037	899,275
2.30%, 02/01/32	647	525,514
4.40%, 04/01/33	550	499,200
6.65%, 02/01/34	550	569,444
6.55%, 06/01/34	954	983,798
Comcast Corp.
2.35%, 01/15/27	752	730,487
3.30%, 02/01/27	829	818,000
3.30%, 04/01/27	309	304,473
5.35%, 11/15/27(a)	425	437,903
3.15%, 02/15/28	1,036	1,008,968
3.55%, 05/01/28	329	323,225
4.15%, 10/15/28	2,451	2,445,467
4.55%, 01/15/29	440	444,510
5.10%, 06/01/29	100	103,123
2.65%, 02/01/30	1,210	1,120,335
3.40%, 04/01/30	936	893,296
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.25%, 10/15/30	$1,005	$ 994,087
1.95%, 01/15/31	905	785,560
1.50%, 02/15/31	1,460	1,233,763
5.50%, 11/15/32(a)	650	675,557
4.25%, 01/15/33	1,050	1,004,040
4.65%, 02/15/33	590	579,709
7.05%, 03/15/33	400	452,077
4.80%, 05/15/33	440	433,837
5.30%, 06/01/34(a)	732	743,845
4.20%, 08/15/34(a)	888	832,259
Discovery Communications LLC
3.95%, 03/20/28	962	920,090
4.13%, 05/15/29	600	560,796
3.63%, 05/15/30	550	488,118
FactSet Research Systems, Inc.
2.90%, 03/01/27	140	135,104
3.45%, 03/01/32	230	205,605
Fox Corp.
4.71%, 01/25/29	1,027	1,025,398
3.50%, 04/08/30	350	330,058
6.50%, 10/13/33	800	850,869
Grupo Televisa SAB, 8.50%, 03/11/32(a)	150	159,203
Paramount Global
2.90%, 01/15/27	210	203,840
3.38%, 02/15/28	413	399,487
3.70%, 06/01/28	413	401,457
4.20%, 06/01/29	250	241,082
7.88%, 07/30/30	350	383,575
4.95%, 01/15/31	829	801,592
4.20%, 05/19/32(a)	600	537,791
5.50%, 05/15/33	300	282,595
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	650	740,644
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	829	806,243
2.95%, 06/15/27	220	215,429
7.00%, 03/01/32	250	283,192
Walt Disney Co.
3.38%, 11/15/26	143	141,585
3.70%, 03/23/27	250	248,887
2.20%, 01/13/28	529	505,476
2.00%, 09/01/29(a)	1,475	1,347,608
3.80%, 03/22/30(a)	829	811,249
2.65%, 01/13/31	1,686	1,539,981
6.55%, 03/15/33	252	280,948
6.20%, 12/15/34(a)	488	538,163
		39,281,892
Metals & Mining — 0.8%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	427,554
3.75%, 10/01/30	478	446,272
ArcelorMittal SA
6.55%, 11/29/27	700	728,134
4.25%, 07/16/29	225	219,729
6.80%, 11/29/32(a)	666	716,412
6.00%, 06/17/34(a)	300	307,493
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	600	608,061
4.75%, 02/28/28	306	311,267
5.10%, 09/08/28	104	106,655
5.00%, 02/21/30	630	642,888
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.25%, 09/08/30	$600	$ 619,873
5.13%, 02/21/32	550	556,565
4.90%, 02/28/33	465	460,844
5.25%, 09/08/33	814	824,022
5.30%, 02/21/35	750	754,439
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	329,511
4.13%, 03/01/28	335	329,341
4.38%, 08/01/28	329	325,376
5.25%, 09/01/29(a)	329	332,057
4.25%, 03/01/30(a)	329	319,400
4.63%, 08/01/30	398	391,223
5.40%, 11/14/34	500	499,315
Kinross Gold Corp.
4.50%, 07/15/27	256	255,210
6.25%, 07/15/33	270	284,166
Newmont Corp.
2.80%, 10/01/29	511	479,899
2.25%, 10/01/30	531	473,500
2.60%, 07/15/32(a)	550	480,289
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	358	337,820
5.35%, 03/15/34	634	643,965
Nucor Corp.
4.30%, 05/23/27	366	366,880
3.95%, 05/01/28	179	177,188
2.70%, 06/01/30	379	346,702
4.65%, 06/01/30(a)	325	324,817
3.13%, 04/01/32(a)	409	366,690
5.10%, 06/01/35(a)	325	319,067
Reliance, Inc., 2.15%, 08/15/30	350	307,397
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	329,652
6.13%, 12/15/33	501	537,680
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	623	674,370
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	260	261,383
4.50%, 03/14/28	525	528,691
4.88%, 03/14/30	1,292	1,312,138
5.00%, 03/14/32	425	428,183
5.00%, 03/09/33(a)	544	547,511
5.25%, 03/14/35	1,195	1,199,237
Steel Dynamics, Inc.
5.00%, 12/15/26	161	161,203
1.65%, 10/15/27	413	384,691
3.45%, 04/15/30	350	330,009
3.25%, 01/15/31	213	195,857
5.38%, 08/15/34(a)	300	300,620
5.25%, 05/15/35	400	395,931
Timken Co.
4.50%, 12/15/28	413	410,839
4.13%, 04/01/32	225	205,124
Vale Overseas Ltd.
3.75%, 07/08/30	1,029	960,045
6.13%, 06/12/33(a)	950	978,527
Yamana Gold, Inc., 2.63%, 08/15/31	250	216,733
		25,778,445
Office REITs — 0.3%
Boston Properties LP
2.75%, 10/01/26	450	436,448
6.75%, 12/01/27	256	267,177

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
Boston Properties LP (continued)
4.50%, 12/01/28	$629	$ 618,465
3.40%, 06/21/29	303	284,120
2.90%, 03/15/30	397	359,588
3.25%, 01/30/31(a)	829	747,815
2.55%, 04/01/32	569	468,013
2.45%, 10/01/33	407	318,722
6.50%, 01/15/34(a)	587	615,870
5.75%, 01/15/35(a)	400	394,484
COPT Defense Properties LP
2.00%, 01/15/29(a)	130	116,312
2.75%, 04/15/31	429	372,077
2.90%, 12/01/33	250	201,140
Cousins Properties LP
5.38%, 02/15/32	185	183,211
5.88%, 10/01/34	300	300,117
Highwoods Realty LP
4.13%, 03/15/28	163	158,682
3.05%, 02/15/30(a)	413	368,662
2.60%, 02/01/31	256	217,587
7.65%, 02/01/34	200	219,334
Kilroy Realty LP
4.75%, 12/15/28(a)	300	292,424
4.25%, 08/15/29	260	245,790
3.05%, 02/15/30(a)	329	290,158
2.50%, 11/15/32	234	181,139
2.65%, 11/15/33	300	227,132
Piedmont Operating Partnership LP
9.25%, 07/20/28	306	331,129
6.88%, 07/15/29(a)	150	153,067
3.15%, 08/15/30	413	353,076
		8,721,739
Oil, Gas & Consumable Fuels — 5.2%
APA Corp.(d)
4.25%, 01/15/30(a)	296	276,497
6.10%, 02/15/35	175	164,683
Boardwalk Pipelines LP
5.95%, 06/01/26	400	404,425
4.45%, 07/15/27	189	188,926
4.80%, 05/03/29	313	313,125
3.40%, 02/15/31	350	318,056
3.60%, 09/01/32	400	351,422
5.63%, 08/01/34	300	297,252
BP Capital Markets America, Inc.
3.12%, 05/04/26	741	731,956
3.02%, 01/16/27	373	365,529
3.54%, 04/06/27	179	177,041
3.59%, 04/14/27	456	450,713
5.02%, 11/17/27	530	540,149
3.94%, 09/21/28	630	622,846
4.23%, 11/06/28	1,261	1,256,740
4.70%, 04/10/29(a)	600	607,137
4.97%, 10/17/29	500	510,901
4.87%, 11/25/29	475	483,530
3.63%, 04/06/30	829	796,150
1.75%, 08/10/30	625	543,172
2.72%, 01/12/32	1,263	1,110,162
4.81%, 02/13/33	1,450	1,422,630
4.89%, 09/11/33(a)	761	747,606
4.99%, 04/10/34	650	639,221
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
5.23%, 11/17/34	$1,325	$ 1,325,395
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,089,031
3.72%, 11/28/28	829	812,191
Burlington Resources LLC, 7.20%, 08/15/31	250	281,999
Canadian Natural Resources Ltd.
3.85%, 06/01/27	825	814,101
5.00%, 12/15/29(a)(d)	623	621,344
2.95%, 07/15/30	413	374,382
7.20%, 01/15/32	250	272,334
6.45%, 06/30/33	259	270,063
5.40%, 12/15/34(d)	323	313,520
5.85%, 02/01/35	268	266,923
Cenovus Energy, Inc.
4.25%, 04/15/27(a)	280	279,213
2.65%, 01/15/32	320	268,784
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	915,068
3.70%, 11/15/29	563	537,239
Cheniere Energy Partners LP
4.50%, 10/01/29	840	818,987
4.00%, 03/01/31	700	654,007
3.25%, 01/31/32	726	636,417
5.95%, 06/30/33	930	950,524
5.75%, 08/15/34	752	753,868
Cheniere Energy, Inc.
4.63%, 10/15/28	598	590,959
5.65%, 04/15/34	912	908,326
Chevron Corp.
2.95%, 05/16/26	1,496	1,477,221
2.00%, 05/11/27	798	767,828
2.24%, 05/11/30	697	630,922
Chevron USA, Inc.
4.41%, 02/26/27(a)	170	171,522
1.02%, 08/12/27	441	413,020
3.85%, 01/15/28	501	501,106
4.48%, 02/26/28	450	455,635
3.25%, 10/15/29	350	336,253
4.69%, 04/15/30	750	763,332
4.82%, 04/15/32	450	454,441
4.98%, 04/15/35	450	450,752
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	710	715,714
ConocoPhillips, 5.90%, 10/15/32	250	266,615
ConocoPhillips Co.
6.95%, 04/15/29	372	406,750
4.70%, 01/15/30	625	630,287
4.85%, 01/15/32(a)	450	450,589
5.05%, 09/15/33	622	621,239
5.00%, 01/15/35	875	860,181
Continental Resources, Inc., 4.38%, 01/15/28	579	565,048
Coterra Energy, Inc.
3.90%, 05/15/27(a)	300	295,643
4.38%, 03/15/29	279	274,457
5.60%, 03/15/34	275	272,011
5.40%, 02/15/35	576	556,399
DCP Midstream Operating LP
5.63%, 07/15/27	200	203,568
5.13%, 05/15/29	502	506,386
8.13%, 08/16/30	300	343,080
3.25%, 02/15/32	160	137,617
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
5.25%, 10/15/27	$200	$ 200,350
5.88%, 06/15/28(a)	538	538,866
4.50%, 01/15/30	288	281,398
7.88%, 09/30/31	450	509,886
7.95%, 04/15/32	284	316,360
5.20%, 09/15/34(a)	750	702,754
Diamondback Energy, Inc.
3.25%, 12/01/26	500	491,441
5.20%, 04/18/27	418	424,305
3.50%, 12/01/29	829	787,355
5.15%, 01/30/30	318	322,971
3.13%, 03/24/31	470	425,008
6.25%, 03/15/33	720	752,160
5.40%, 04/18/34	790	772,267
5.55%, 04/01/35	575	565,645
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	225	232,212
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	168,487
Enbridge, Inc.
1.60%, 10/04/26	381	366,005
5.90%, 11/15/26	405	412,979
4.25%, 12/01/26	429	427,413
5.25%, 04/05/27	225	228,409
3.70%, 07/15/27	429	422,794
6.00%, 11/15/28	570	596,468
5.30%, 04/05/29	480	491,424
3.13%, 11/15/29	760	711,900
6.20%, 11/15/30	571	605,267
5.70%, 03/08/33	1,570	1,602,084
2.50%, 08/01/33	760	618,371
5.63%, 04/05/34	1,485	1,504,774
Energy Transfer LP
3.90%, 07/15/26	350	346,624
6.05%, 12/01/26	531	541,575
4.40%, 03/15/27	500	498,383
4.20%, 04/15/27	507	503,272
5.50%, 06/01/27	650	660,518
4.00%, 10/01/27	300	296,119
5.55%, 02/15/28	562	575,892
4.95%, 05/15/28(a)	675	680,689
4.95%, 06/15/28	531	535,640
6.10%, 12/01/28	90	94,101
5.25%, 04/15/29	643	651,516
5.25%, 07/01/29(a)	580	588,282
4.15%, 09/15/29	416	404,090
5.20%, 04/01/30	484	488,826
3.75%, 05/15/30	1,079	1,019,431
6.40%, 12/01/30	561	596,800
5.75%, 02/15/33	642	651,245
6.55%, 12/01/33	830	874,040
5.55%, 05/15/34	850	836,840
5.60%, 09/01/34	800	789,630
4.90%, 03/15/35	400	373,034
Eni USA, Inc., 7.30%, 11/15/27	301	320,301
Enterprise Products Operating LLC
4.60%, 01/11/27	808	813,682
3.95%, 02/15/27	209	208,134
4.15%, 10/16/28	879	875,421
3.13%, 07/31/29	410	391,191
2.80%, 01/31/30	311	289,922
5.35%, 01/31/33	600	612,125
4.85%, 01/31/34	708	695,758
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.95%, 02/15/35	$871	$ 855,228
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(c)	250	241,440
Series D, 6.88%, 03/01/33	400	443,413
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	620	600,859
EOG Resources, Inc., 4.38%, 04/15/30	535	532,185
EQT Corp.
3.90%, 10/01/27	660	648,065
5.70%, 04/01/28	313	321,383
5.00%, 01/15/29	230	230,461
7.00%, 02/01/30	571	609,114
5.75%, 02/01/34(a)	475	474,720
Equinor ASA
3.63%, 09/10/28(a)	600	592,542
3.13%, 04/06/30	829	783,763
2.38%, 05/22/30	479	435,747
Expand Energy Corp.
5.38%, 02/01/29	396	394,729
5.38%, 03/15/30	800	794,077
4.75%, 02/01/32	670	628,913
5.70%, 01/15/35	510	504,360
Exxon Mobil Corp.
2.28%, 08/16/26	813	795,227
3.29%, 03/19/27(a)	660	653,175
2.44%, 08/16/29(a)	559	525,577
3.48%, 03/19/30	949	922,338
2.61%, 10/15/30	1,526	1,401,548
Helmerich & Payne, Inc.(a)
4.65%, 12/01/27(d)	100	99,332
4.85%, 12/01/29(d)	200	189,312
2.90%, 09/29/31	350	288,759
5.50%, 12/01/34(d)	370	324,799
Hess Corp.
4.30%, 04/01/27	657	655,673
7.88%, 10/01/29	150	169,146
7.30%, 08/15/31	533	599,139
7.13%, 03/15/33	450	504,428
HF Sinclair Corp.
5.00%, 02/01/28	292	288,851
4.50%, 10/01/30(a)	200	189,927
5.75%, 01/15/31(a)	435	431,711
6.25%, 01/15/35	525	505,107
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	300	327,357
5.80%, 03/15/35	367	370,618
Kinder Morgan, Inc.
1.75%, 11/15/26	215	206,686
4.30%, 03/01/28	837	833,787
5.00%, 02/01/29	410	414,270
5.10%, 08/01/29	375	380,983
06/01/30(b)	155	156,248
2.00%, 02/15/31	423	360,887
7.80%, 08/01/31	350	397,008
7.75%, 01/15/32	829	939,828
4.80%, 02/01/33	362	347,773
5.20%, 06/01/33(a)	712	701,795
5.40%, 02/01/34(a)	808	799,074
5.30%, 12/01/34	602	587,004
06/01/35(b)	100	101,487
Marathon Petroleum Corp.
5.13%, 12/15/26	350	352,934

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. (continued)
3.80%, 04/01/28	$479	$ 470,596
5.15%, 03/01/30	582	586,929
5.70%, 03/01/35	650	635,700
MPLX LP
4.13%, 03/01/27	829	822,863
4.25%, 12/01/27	409	406,373
4.00%, 03/15/28	829	817,839
4.80%, 02/15/29	500	500,312
2.65%, 08/15/30	935	836,663
4.95%, 09/01/32	456	442,793
5.00%, 03/01/33	605	584,537
5.50%, 06/01/34	1,050	1,031,310
5.40%, 04/01/35	375	363,877
Northwest Pipeline LLC, 4.00%, 04/01/27	368	365,032
Occidental Petroleum Corp.
8.50%, 07/15/27	356	376,826
5.00%, 08/01/27	325	325,057
6.38%, 09/01/28(a)	268	275,228
5.20%, 08/01/29	920	907,786
8.88%, 07/15/30(a)	600	673,385
6.63%, 09/01/30	754	781,107
6.13%, 01/01/31	532	537,106
7.50%, 05/01/31	500	536,140
7.88%, 09/15/31	252	274,829
5.38%, 01/01/32(a)	740	704,079
5.55%, 10/01/34(a)	780	726,309
ONEOK, Inc.
4.85%, 07/15/26	266	265,981
5.55%, 11/01/26	500	506,186
4.00%, 07/13/27	250	246,950
4.25%, 09/24/27	750	745,600
4.55%, 07/15/28	413	412,658
5.65%, 11/01/28	500	515,496
4.35%, 03/15/29	829	815,883
5.38%, 06/01/29	270	274,908
3.40%, 09/01/29	489	461,355
3.10%, 03/15/30	300	276,699
3.25%, 06/01/30	225	207,948
5.80%, 11/01/30	425	440,241
6.35%, 01/15/31	495	523,444
4.75%, 10/15/31	608	592,510
6.10%, 11/15/32	620	641,583
6.05%, 09/01/33	700	718,689
5.65%, 09/01/34	350	346,971
5.05%, 11/01/34	1,100	1,044,751
Ovintiv, Inc.
5.65%, 05/15/28(a)	450	458,461
8.13%, 09/15/30(a)	180	200,066
7.20%, 11/01/31	145	153,171
7.38%, 11/01/31	413	442,818
6.25%, 07/15/33(a)	370	364,578
6.50%, 08/15/34	400	396,066
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	239,814
5.15%, 11/15/29(a)	300	290,033
7.15%, 10/01/33	300	295,370
Phillips 66
3.90%, 03/15/28	322	317,575
2.15%, 12/15/30	661	576,851
4.65%, 11/15/34	650	605,787
Phillips 66 Co.
3.55%, 10/01/26	413	407,731
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co. (continued)
4.95%, 12/01/27	$420	$ 425,448
3.75%, 03/01/28	252	247,144
3.15%, 12/15/29	405	379,315
5.25%, 06/15/31	520	529,861
5.30%, 06/30/33	555	549,806
4.95%, 03/15/35(a)	464	437,759
Pioneer Natural Resources Co.
1.90%, 08/15/30	926	813,001
2.15%, 01/15/31	550	482,632
Plains All American Pipeline LP, 5.95%, 06/15/35	350	350,207
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	413	413,151
3.55%, 12/15/29(a)	553	523,808
3.80%, 09/15/30	166	156,630
5.70%, 09/15/34	500	494,815
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	1,003	1,011,574
5.00%, 03/15/27	879	885,259
4.20%, 03/15/28	829	823,072
4.50%, 05/15/30	1,235	1,218,073
Shell Finance U.S., Inc.(a)
2.38%, 11/07/29	729	674,962
2.75%, 04/06/30	997	926,186
Shell International Finance BV
2.88%, 05/10/26	1,093	1,078,797
2.50%, 09/12/26	829	811,612
3.88%, 11/13/28	979	973,229
2.38%, 11/07/29(a)	250	232,816
South Bow USA Infrastructure Holdings LLC(d)
4.91%, 09/01/27	479	481,388
5.03%, 10/01/29	680	674,699
5.58%, 10/01/34	820	796,033
Spectra Energy Partners LP, 3.38%, 10/15/26	329	323,328
Suncor Energy, Inc.
7.15%, 02/01/32	200	216,408
5.95%, 12/01/34	384	389,603
Targa Resources Corp.
5.20%, 07/01/27	150	152,038
6.15%, 03/01/29	298	310,903
4.20%, 02/01/33	374	341,743
6.13%, 03/15/33	256	263,099
6.50%, 03/30/34	452	475,581
5.50%, 02/15/35	700	684,147
5.55%, 08/15/35	625	612,232
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	330,305
5.00%, 01/15/28	1,229	1,227,281
6.88%, 01/15/29	329	336,336
5.50%, 03/01/30	396	395,193
4.88%, 02/01/31	684	663,694
4.00%, 01/15/32	584	534,829
TC PipeLines LP, 3.90%, 05/25/27	285	281,044
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	320,586
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	277,710
TotalEnergies Capital International SA
3.46%, 02/19/29(a)	877	856,212
2.83%, 01/10/30	876	824,377
TotalEnergies Capital SA
3.88%, 10/11/28	702	697,628
5.15%, 04/05/34(a)	750	756,558
4.72%, 09/10/34(a)	525	514,529
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.
4.25%, 05/15/28(a)	$901	$ 894,008
4.10%, 04/15/30	929	897,504
4.63%, 03/01/34	804	754,644
5.60%, 03/31/34	200	198,337
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	220	217,910
3.25%, 05/15/30	450	420,386
Valero Energy Corp.
3.40%, 09/15/26	280	276,181
2.15%, 09/15/27	277	262,853
4.35%, 06/01/28	498	495,714
4.00%, 04/01/29	290	283,271
5.15%, 02/15/30	470	475,025
2.80%, 12/01/31(a)	179	157,282
7.50%, 04/15/32	545	608,885
Valero Energy Partners LP, 4.50%, 03/15/28	341	341,300
Western Midstream Operating LP
4.65%, 07/01/26	200	199,252
4.75%, 08/15/28	200	198,399
6.35%, 01/15/29	260	270,245
4.05%, 02/01/30	756	718,463
6.15%, 04/01/33	550	556,997
5.45%, 11/15/34	570	543,347
Williams Cos., Inc.
3.75%, 06/15/27	818	805,742
5.30%, 08/15/28	600	613,743
4.90%, 03/15/29(a)	682	688,830
4.80%, 11/15/29	125	125,825
3.50%, 11/15/30	829	775,925
2.60%, 03/15/31	803	709,529
8.75%, 03/15/32	300	356,907
4.65%, 08/15/32	600	578,094
5.65%, 03/15/33	400	409,132
5.15%, 03/15/34	802	786,245
5.60%, 03/15/35	734	740,139
Woodside Finance Ltd., 5.10%, 09/12/34	915	874,722
		169,387,708
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	194,506
Georgia-Pacific LLC
7.75%, 11/15/29(a)	254	288,396
8.88%, 05/15/31	219	267,488
Suzano Austria GmbH
2.50%, 09/15/28	250	229,971
6.00%, 01/15/29	1,128	1,150,708
5.00%, 01/15/30	900	879,418
3.75%, 01/15/31	609	551,482
3.13%, 01/15/32	600	512,541
Suzano International Finance BV, 5.50%, 01/17/27	429	432,895
		4,507,405
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	161	155,740
Series 2015-1, Class A, 3.38%, 11/01/28(a)	145	139,739
Series 2016-1, Class AA, 3.58%, 07/15/29	238	228,861
Series 2016-2, Class AA, 3.20%, 12/15/29	260	246,182
Series 2017-1, Class AA, 3.65%, 02/15/29	215	204,683
Series 2017-2, Class AA, 3.35%, 04/15/31	404	381,098
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	458	413,376
Security	Par (000)	Value
Passenger Airlines (continued)
American Airlines Pass-Through Trust (continued)
Series 2021-1, Class A, 2.88%, 01/11/36(a)	$87	$ 75,024
Delta Air Lines 2020-1 Class AA Pass Through Trust, Class AA, 2.00%, 12/10/29(a)	212	198,596
Delta Air Lines, Inc.
4.38%, 04/19/28	300	294,659
3.75%, 10/28/29(a)	300	278,611
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	369	339,913
Series 2019-1, Class AA, 2.75%, 11/15/33	192	164,642
Southwest Airlines Co.
5.13%, 06/15/27	1,227	1,230,367
2.63%, 02/10/30	359	321,012
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	250	235,916
Series 2018-1, Class AA, 3.50%, 09/01/31	184	171,930
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	164	155,965
Series 2019-2, Class AA, 2.70%, 11/01/33	232	203,428
Series 2020-1, Class A, 5.88%, 04/15/29	592	598,910
		6,038,652
Personal Care Products — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27	102	100,473
4.60%, 03/01/28(a)	344	351,998
05/01/30(b)	290	291,347
3.25%, 08/15/32	302	279,675
4.60%, 03/01/33	344	347,834
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	175,083
4.38%, 05/15/28	360	360,793
2.38%, 12/01/29	411	374,379
2.60%, 04/15/30	413	376,407
1.95%, 03/15/31(a)	293	250,403
4.65%, 05/15/33(a)	450	434,849
5.00%, 02/14/34	350	342,608
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,400	1,378,093
3.38%, 03/24/29	1,200	1,154,273
3.63%, 03/24/32	712	660,665
Kenvue, Inc.
5.05%, 03/22/28	515	529,898
5.00%, 03/22/30	660	680,762
4.90%, 03/22/33(a)	290	293,597
Procter & Gamble Co.
2.45%, 11/03/26	450	440,865
1.90%, 02/01/27	500	484,441
2.80%, 03/25/27	1,000	980,410
2.85%, 08/11/27	413	403,891
3.95%, 01/26/28(a)	250	252,127
4.35%, 01/29/29	275	279,530
4.15%, 10/24/29	200	201,872
3.00%, 03/25/30(a)	985	940,367
4.05%, 05/01/30	500	501,362
1.20%, 10/29/30	125	107,197
1.95%, 04/23/31(a)	529	468,041
2.30%, 02/01/32(a)	280	249,630
4.05%, 01/26/33(a)	150	147,062
4.55%, 01/29/34	427	425,871
5.80%, 08/15/34	275	297,729
4.55%, 10/24/34	300	298,223
4.60%, 05/01/35	500	499,258

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Unilever Capital Corp.
2.00%, 07/28/26(a)	$490	$ 478,681
2.90%, 05/05/27	790	773,794
4.25%, 08/12/27	585	587,912
3.50%, 03/22/28	100	98,680
4.88%, 09/08/28	400	410,888
2.13%, 09/06/29	555	511,398
1.38%, 09/14/30	427	366,963
1.75%, 08/12/31	450	386,366
5.90%, 11/15/32(a)	723	785,377
5.00%, 12/08/33	600	613,023
4.63%, 08/12/34	850	839,637
		21,213,732
Pharmaceuticals — 3.5%
AbbVie, Inc.
3.20%, 05/14/26	1,190	1,177,529
2.95%, 11/21/26	2,709	2,662,835
4.80%, 03/15/27	1,826	1,849,682
4.65%, 03/15/28	300	304,423
4.25%, 11/14/28	1,181	1,186,994
4.80%, 03/15/29	1,176	1,199,016
3.20%, 11/21/29	2,964	2,824,705
4.88%, 03/15/30	400	408,902
4.95%, 03/15/31(a)	1,181	1,208,833
5.05%, 03/15/34	1,672	1,683,625
4.55%, 03/15/35	822	791,002
5.20%, 03/15/35	780	790,400
Astrazeneca Finance LLC
1.20%, 05/28/26	829	803,514
4.80%, 02/26/27	912	923,891
4.88%, 03/03/28	676	691,303
1.75%, 05/28/28	521	485,942
4.85%, 02/26/29	900	919,330
4.90%, 03/03/30	500	513,567
4.90%, 02/26/31	550	564,338
2.25%, 05/28/31(a)	340	301,492
4.88%, 03/03/33(a)	250	252,586
5.00%, 02/26/34	1,060	1,070,134
AstraZeneca PLC
3.13%, 06/12/27	113	110,948
4.00%, 01/17/29	607	603,927
1.38%, 08/06/30	911	783,990
Becton Dickinson & Co.
3.70%, 06/06/27(a)	1,279	1,264,217
4.69%, 02/13/28	410	412,799
4.87%, 02/08/29	457	461,335
5.08%, 06/07/29	375	381,778
2.82%, 05/20/30	288	263,681
1.96%, 02/11/31	344	294,750
4.30%, 08/22/32	390	371,946
5.11%, 02/08/34	302	300,425
Bristol-Myers Squibb Co.
3.20%, 06/15/26	1,044	1,034,812
4.90%, 02/22/27(a)	697	708,234
3.25%, 02/27/27	306	302,181
1.13%, 11/13/27	702	654,663
3.45%, 11/15/27	330	325,975
3.90%, 02/20/28	829	826,840
4.90%, 02/22/29	1,075	1,101,108
3.40%, 07/26/29	1,421	1,375,311
1.45%, 11/13/30	376	323,343
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
5.75%, 02/01/31	$500	$ 532,789
5.10%, 02/22/31	697	718,516
2.95%, 03/15/32	1,025	919,280
5.90%, 11/15/33(a)	598	638,021
5.20%, 02/22/34	1,685	1,705,910
Cardinal Health, Inc.
4.70%, 11/15/26	200	200,973
3.41%, 06/15/27	829	814,563
5.13%, 02/15/29(a)	496	506,674
5.00%, 11/15/29	626	636,009
5.45%, 02/15/34	382	386,080
5.35%, 11/15/34	600	602,270
Cencora, Inc.
3.45%, 12/15/27	504	493,008
4.63%, 12/15/27(a)	360	362,599
4.85%, 12/15/29	225	227,517
2.80%, 05/15/30	329	303,053
2.70%, 03/15/31	669	598,459
5.13%, 02/15/34	300	300,380
5.15%, 02/15/35	385	385,375
CVS Health Corp.
2.88%, 06/01/26	1,148	1,126,925
3.00%, 08/15/26	522	511,797
3.63%, 04/01/27	457	449,497
6.25%, 06/01/27	254	263,010
1.30%, 08/21/27	1,335	1,240,860
4.30%, 03/25/28	3,177	3,154,390
5.00%, 01/30/29	440	444,618
5.40%, 06/01/29	750	769,332
3.25%, 08/15/29	1,147	1,081,179
5.13%, 02/21/30(a)	1,084	1,095,927
3.75%, 04/01/30	583	554,402
1.75%, 08/21/30	120	102,534
5.25%, 01/30/31	335	339,857
1.88%, 02/28/31	723	609,156
5.55%, 06/01/31	750	770,562
2.13%, 09/15/31	683	574,877
5.25%, 02/21/33	950	941,200
5.30%, 06/01/33	620	615,668
5.70%, 06/01/34	750	761,828
Eli Lilly & Co.
4.50%, 02/09/27(a)	840	848,370
5.50%, 03/15/27	264	271,444
3.10%, 05/15/27	228	224,347
4.15%, 08/14/27	400	402,715
4.55%, 02/12/28	475	482,772
4.50%, 02/09/29(a)	704	715,408
3.38%, 03/15/29	729	711,592
4.20%, 08/14/29	562	564,576
4.75%, 02/12/30	773	792,629
4.90%, 02/12/32(a)	675	692,866
4.70%, 02/27/33	440	442,124
4.70%, 02/09/34	1,006	997,265
4.60%, 08/14/34	700	690,106
5.10%, 02/12/35	475	484,809
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	250	252,100
3.38%, 06/01/29	629	608,276
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,225	1,218,667
4.50%, 04/15/30	250	251,305
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc. (continued)
5.38%, 04/15/34	$383	$ 397,192
4.88%, 04/15/35	250	247,869
Johnson & Johnson
4.50%, 03/01/27(a)	425	430,671
2.95%, 03/03/27	266	262,124
0.95%, 09/01/27	998	935,283
2.90%, 01/15/28	1,099	1,073,009
4.55%, 03/01/28	295	300,843
4.80%, 06/01/29(a)	600	618,147
4.70%, 03/01/30	525	539,670
1.30%, 09/01/30	864	750,126
4.90%, 06/01/31	800	828,946
4.85%, 03/01/32(a)	625	640,933
4.95%, 05/15/33	450	464,927
4.38%, 12/05/33	378	375,218
4.95%, 06/01/34(a)	400	411,812
5.00%, 03/01/35	865	883,010
McKesson Corp.
1.30%, 08/15/26	387	373,042
3.95%, 02/16/28	129	127,783
4.90%, 07/15/28	110	112,406
4.25%, 09/15/29	225	224,634
5.10%, 07/15/33(a)	302	307,504
Merck & Co., Inc.
1.70%, 06/10/27	733	700,612
4.05%, 05/17/28	100	100,445
1.90%, 12/10/28(a)	695	646,151
3.40%, 03/07/29	1,218	1,185,862
4.30%, 05/17/30(a)	400	401,583
1.45%, 06/24/30	793	688,915
2.15%, 12/10/31	864	751,241
4.50%, 05/17/33(a)	902	893,907
6.50%, 12/01/33	389	438,287
Mylan, Inc., 4.55%, 04/15/28	660	645,439
Novartis Capital Corp.
2.00%, 02/14/27(a)	231	223,482
3.10%, 05/17/27	565	556,660
3.80%, 09/18/29(a)	635	627,151
2.20%, 08/14/30	1,159	1,047,993
4.00%, 09/18/31	475	465,185
4.20%, 09/18/34	669	639,174
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	2,486	2,489,397
4.45%, 05/19/28	2,818	2,841,091
4.65%, 05/19/30	1,788	1,811,704
4.75%, 05/19/33	2,643	2,608,343
Pfizer, Inc.
2.75%, 06/03/26	505	498,509
3.00%, 12/15/26	1,452	1,428,429
3.60%, 09/15/28(a)	359	354,743
3.45%, 03/15/29	1,218	1,187,775
2.63%, 04/01/30	829	764,459
1.70%, 05/28/30	683	600,247
1.75%, 08/18/31(a)	129	110,528
Pharmacia LLC, 6.60%, 12/01/28	400	430,343
Sanofi SA, 3.63%, 06/19/28	713	705,260
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,270	1,250,930
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,278	1,301,374
2.05%, 03/31/30	1,454	1,293,224
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (continued)
5.30%, 07/05/34	$700	$ 706,568
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	1,227	1,209,816
Viatris, Inc.
2.30%, 06/22/27	415	390,940
2.70%, 06/22/30	843	729,469
Wyeth LLC, 6.50%, 02/01/34	500	551,408
Zoetis, Inc.
3.00%, 09/12/27	350	340,452
3.90%, 08/20/28	179	177,132
2.00%, 05/15/30	329	292,097
5.60%, 11/16/32	300	313,898
		115,612,144
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
5.50%, 04/01/29(a)	272	279,030
06/15/30(b)	250	248,775
2.50%, 04/01/31(a)	393	342,606
5.95%, 08/15/34	550	569,058
06/15/35(b)	250	249,126
Jones Lang LaSalle, Inc., 6.88%, 12/01/28(a)	75	79,921
		1,768,516
Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	100	99,099
4.90%, 02/15/29	129	129,795
2.38%, 07/15/31	200	172,353
3.63%, 04/15/32(a)	300	272,837
5.50%, 02/01/34	477	475,731
5.50%, 07/15/34	275	272,933
5.25%, 03/15/35	391	380,925
AvalonBay Communities, Inc.
2.95%, 05/11/26	345	339,853
2.90%, 10/15/26	251	245,804
3.35%, 05/15/27	191	187,935
3.20%, 01/15/28	159	154,417
1.90%, 12/01/28	296	272,137
3.30%, 06/01/29	191	182,904
2.30%, 03/01/30	450	407,780
2.45%, 01/15/31	507	451,956
2.05%, 01/15/32(a)	425	361,070
5.00%, 02/15/33	225	223,948
5.30%, 12/07/33	150	151,842
5.35%, 06/01/34	360	365,870
Camden Property Trust
5.85%, 11/03/26	709	724,038
4.10%, 10/15/28	258	255,010
3.15%, 07/01/29	400	378,391
2.80%, 05/15/30	615	566,064
4.90%, 01/15/34	175	172,489
ERP Operating LP
2.85%, 11/01/26	381	372,878
3.25%, 08/01/27	334	325,837
3.50%, 03/01/28	341	333,296
4.15%, 12/01/28	305	303,048
3.00%, 07/01/29	607	571,385
2.50%, 02/15/30	333	303,789
1.85%, 08/01/31	229	195,435
4.65%, 09/15/34	328	315,042
Essential Properties LP, 2.95%, 07/15/31	129	111,369
Essex Portfolio LP
3.63%, 05/01/27	450	442,978

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Essex Portfolio LP (continued)
1.70%, 03/01/28	$210	$ 194,530
4.00%, 03/01/29	179	174,620
3.00%, 01/15/30	384	355,012
1.65%, 01/15/31	254	214,352
2.55%, 06/15/31	210	185,486
2.65%, 03/15/32	600	512,388
5.50%, 04/01/34	325	326,633
5.38%, 04/01/35	135	134,413
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	455,581
5.45%, 08/15/30(a)	300	307,800
2.00%, 08/15/31	330	276,719
4.15%, 04/15/32(a)	296	275,375
5.50%, 08/15/33	288	287,729
2.70%, 01/15/34	262	212,974
4.88%, 02/01/35	397	377,460
Mid-America Apartments LP
1.10%, 09/15/26	198	189,634
3.60%, 06/01/27	413	407,528
4.20%, 06/15/28	296	294,508
3.95%, 03/15/29	413	404,814
2.75%, 03/15/30(a)	163	150,362
1.70%, 02/15/31	378	321,939
5.30%, 02/15/32	175	179,241
5.00%, 03/15/34	125	123,893
4.95%, 03/01/35	75	73,126
NNN REIT, Inc.
3.60%, 12/15/26	500	493,185
3.50%, 10/15/27	274	266,863
4.30%, 10/15/28	129	127,707
2.50%, 04/15/30	200	180,086
5.60%, 10/15/33	200	202,483
5.50%, 06/15/34	225	225,546
Realty Income Corp.
4.88%, 06/01/26	400	401,456
4.13%, 10/15/26	545	543,187
3.00%, 01/15/27	503	491,964
3.95%, 08/15/27(a)	413	409,480
3.40%, 01/15/28	313	305,221
3.65%, 01/15/28	314	308,460
2.10%, 03/15/28	374	351,002
2.20%, 06/15/28	274	256,540
4.70%, 12/15/28(a)	220	221,820
4.75%, 02/15/29	225	226,854
3.25%, 06/15/29	207	196,589
4.00%, 07/15/29(a)	350	341,845
3.10%, 12/15/29	413	386,734
3.40%, 01/15/30	413	391,846
4.85%, 03/15/30(a)	250	252,525
3.25%, 01/15/31	554	512,616
3.20%, 02/15/31	350	322,564
2.70%, 02/15/32	292	252,279
5.63%, 10/13/32(a)	300	309,638
2.85%, 12/15/32	525	452,274
1.80%, 03/15/33	300	236,009
4.90%, 07/15/33	340	333,868
5.13%, 02/15/34	525	521,436
5.13%, 04/15/35	45	44,568
Store Capital LLC
4.50%, 03/15/28	300	295,431
5.40%, 04/30/30(d)	140	139,685
Security	Par (000)	Value
Residential REITs (continued)
Store Capital LLC (continued)
2.75%, 11/18/30	$250	$ 219,606
2.70%, 12/01/31	413	348,965
Tanger Properties LP
3.13%, 09/01/26	266	260,855
3.88%, 07/15/27	79	77,723
2.75%, 09/01/31	200	172,313
UDR, Inc.
2.95%, 09/01/26	263	257,872
3.50%, 07/01/27(a)	163	159,907
3.50%, 01/15/28	252	245,679
4.40%, 01/26/29	129	128,508
3.20%, 01/15/30	413	387,467
3.00%, 08/15/31	213	190,498
2.10%, 08/01/32	274	222,350
1.90%, 03/15/33	294	229,297
2.10%, 06/15/33(a)	300	235,201
5.13%, 09/01/34	195	190,048
3.10%, 11/01/34	268	220,864
		30,505,269
Retail REITs — 0.2%
Simon Property Group LP
3.25%, 11/30/26	350	344,545
1.38%, 01/15/27	279	265,654
3.38%, 06/15/27	320	314,503
3.38%, 12/01/27	200	195,817
1.75%, 02/01/28	150	140,333
2.45%, 09/13/29	807	742,017
2.65%, 07/15/30	617	562,851
2.20%, 02/01/31	412	359,633
2.25%, 01/15/32	579	493,704
2.65%, 02/01/32	479	416,134
5.50%, 03/08/33(a)	300	307,841
6.25%, 01/15/34(a)	343	366,434
4.75%, 09/26/34	685	654,864
		5,164,330
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	300	302,901
3.92%, 06/01/32	354	336,780
Analog Devices, Inc.
3.50%, 12/05/26	620	614,305
3.45%, 06/15/27	242	239,509
1.70%, 10/01/28	450	414,407
2.10%, 10/01/31(a)	550	474,608
4.25%, 10/01/32	256	249,048
5.05%, 04/01/34	300	303,770
Applied Materials, Inc.
3.30%, 04/01/27	829	817,874
4.80%, 06/15/29	101	103,337
1.75%, 06/01/30	423	372,868
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,782	1,768,959
3.50%, 01/15/28	413	404,080
Broadcom, Inc.
3.46%, 09/15/26	309	305,199
5.05%, 07/12/27	950	965,061
1.95%, 02/15/28(a)(d)	598	560,123
4.15%, 02/15/28	480	478,292
4.80%, 04/15/28	1,000	1,014,963
4.11%, 09/15/28	700	694,013
4.00%, 04/15/29(d)	450	440,929
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.75%, 04/15/29	$976	$ 984,381
5.05%, 07/12/29	1,425	1,453,398
4.35%, 02/15/30	1,080	1,067,408
5.00%, 04/15/30	450	457,193
5.05%, 04/15/30	400	407,593
4.15%, 11/15/30	1,146	1,117,492
2.45%, 02/15/31(d)	1,825	1,613,677
5.15%, 11/15/31(a)	685	697,881
4.15%, 04/15/32(d)	890	844,874
5.20%, 04/15/32	700	712,265
4.30%, 11/15/32	544	519,191
2.60%, 02/15/33(d)	1,098	923,911
3.42%, 04/15/33(d)	1,620	1,442,528
3.47%, 04/15/34(d)	1,872	1,643,318
4.80%, 10/15/34	980	953,733
4.55%, 02/15/32	580	568,515
Intel Corp.
2.60%, 05/19/26	672	657,522
3.75%, 03/25/27	710	699,874
3.15%, 05/11/27	400	388,416
3.75%, 08/05/27	1,150	1,129,748
4.88%, 02/10/28	1,055	1,064,253
1.60%, 08/12/28	559	507,323
4.00%, 08/05/29	550	533,120
2.45%, 11/15/29	1,319	1,187,344
5.13%, 02/10/30	850	857,852
3.90%, 03/25/30	538	513,845
5.00%, 02/21/31	465	465,184
2.00%, 08/12/31	699	584,287
4.15%, 08/05/32	810	746,539
4.00%, 12/15/32	500	455,176
5.20%, 02/10/33(a)	1,258	1,235,129
5.15%, 02/21/34(a)	505	492,125
KLA Corp.
4.10%, 03/15/29	413	410,152
4.65%, 07/15/32	440	437,002
4.70%, 02/01/34	225	220,911
Lam Research Corp.
4.00%, 03/15/29	450	446,163
1.90%, 06/15/30	551	488,927
Marvell Technology, Inc.
2.45%, 04/15/28	429	403,981
4.88%, 06/22/28	260	261,432
5.75%, 02/15/29	260	268,902
2.95%, 04/15/31	393	353,048
5.95%, 09/15/33	260	269,125
Microchip Technology, Inc.
4.90%, 03/15/28	302	302,613
5.05%, 03/15/29	600	601,224
5.05%, 02/15/30	650	647,907
Micron Technology, Inc.
4.19%, 02/15/27	752	753,328
5.38%, 04/15/28	340	347,442
5.33%, 02/06/29	363	367,992
6.75%, 11/01/29	772	824,614
4.66%, 02/15/30	710	699,070
5.30%, 01/15/31	603	605,973
2.70%, 04/15/32(a)	603	511,353
5.88%, 02/09/33	464	473,433
5.88%, 09/15/33	600	614,263
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (continued)
5.80%, 01/15/35	$643	$ 640,064
NVIDIA Corp.
3.20%, 09/16/26	829	821,478
1.55%, 06/15/28	974	906,765
2.85%, 04/01/30	994	939,495
2.00%, 06/15/31	773	681,891
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	400	409,219
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	497	492,516
3.15%, 05/01/27	300	292,014
4.40%, 06/01/27	400	399,436
4.30%, 06/18/29	829	810,223
3.40%, 05/01/30	489	453,274
2.50%, 05/11/31	661	569,979
2.65%, 02/15/32	462	389,077
5.00%, 01/15/33	110	106,393
Qorvo, Inc., 4.38%, 10/15/29	554	529,863
QUALCOMM, Inc.
3.25%, 05/20/27	1,163	1,144,233
1.30%, 05/20/28	526	484,606
2.15%, 05/20/30	774	698,736
1.65%, 05/20/32(a)	700	573,258
4.25%, 05/20/32(a)	381	372,483
5.40%, 05/20/33	500	521,947
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	103,508
3.00%, 06/01/31	223	191,847
Texas Instruments, Inc.
1.13%, 09/15/26	350	336,854
4.60%, 02/08/27	473	478,558
2.90%, 11/03/27	306	298,240
4.60%, 02/15/28	508	515,599
4.60%, 02/08/29	273	277,082
2.25%, 09/04/29	562	518,502
1.75%, 05/04/30	150	132,658
1.90%, 09/15/31	361	312,273
3.65%, 08/16/32	200	186,643
4.90%, 03/14/33	520	526,128
4.85%, 02/08/34(a)	247	248,329
TSMC Arizona Corp.
1.75%, 10/25/26	650	626,086
3.88%, 04/22/27	500	496,175
4.13%, 04/22/29	250	247,818
2.50%, 10/25/31	910	806,478
4.25%, 04/22/32(a)	400	388,990
Xilinx, Inc., 2.38%, 06/01/30	428	388,653
		67,412,347
Software — 1.7%
Adobe, Inc.
2.15%, 02/01/27(a)	598	580,218
4.85%, 04/04/27	180	183,198
4.75%, 01/17/28	420	429,044
4.80%, 04/04/29	609	625,406
4.95%, 01/17/30(a)	400	412,634
2.30%, 02/01/30	494	454,766
4.95%, 04/04/34	609	614,138
5.30%, 01/17/35(a)	350	363,259
AppLovin Corp.
5.13%, 12/01/29	750	756,232

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
AppLovin Corp. (continued)
5.38%, 12/01/31	$690	$ 697,179
5.50%, 12/01/34	625	624,201
Atlassian Corp.
5.25%, 05/15/29	200	203,289
5.50%, 05/15/34	200	201,171
Autodesk, Inc.
3.50%, 06/15/27	209	205,807
2.85%, 01/15/30	376	350,525
2.40%, 12/15/31	637	550,776
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	129,924
4.30%, 09/10/29	525	523,721
4.70%, 09/10/34	685	670,148
Concentrix Corp.
6.65%, 08/02/26	250	254,826
6.60%, 08/02/28(a)	500	523,045
6.85%, 08/02/33(a)	250	253,454
Electronic Arts, Inc., 1.85%, 02/15/31	463	397,842
Intuit, Inc.
5.25%, 09/15/26	600	608,632
1.35%, 07/15/27	281	265,631
5.13%, 09/15/28	450	465,298
1.65%, 07/15/30	166	144,881
5.20%, 09/15/33	700	718,730
Microsoft Corp.
2.40%, 08/08/26	3,293	3,233,034
3.40%, 09/15/26(a)	616	612,593
3.30%, 02/06/27	2,458	2,438,033
3.40%, 06/15/27	129	128,237
1.35%, 09/15/30	247	216,120
3.50%, 02/12/35	1,172	1,090,815
Oracle Corp.
2.65%, 07/15/26	1,497	1,465,477
2.80%, 04/01/27	1,407	1,368,649
3.25%, 11/15/27	1,620	1,579,009
2.30%, 03/25/28	1,238	1,171,148
4.50%, 05/06/28	130	130,648
4.80%, 08/03/28	300	303,907
4.20%, 09/27/29	475	468,093
6.15%, 11/09/29	949	1,007,821
2.95%, 04/01/30	1,756	1,623,370
4.65%, 05/06/30	430	430,735
3.25%, 05/15/30	387	362,070
2.88%, 03/25/31	2,023	1,821,458
5.25%, 02/03/32	660	669,101
6.25%, 11/09/32	1,208	1,288,360
4.90%, 02/06/33	930	913,620
4.30%, 07/08/34	1,200	1,111,787
4.70%, 09/27/34	1,950	1,853,412
Roper Technologies, Inc.
3.80%, 12/15/26	413	408,901
1.40%, 09/15/27	579	539,765
4.20%, 09/15/28	450	446,362
2.95%, 09/15/29	359	335,610
4.50%, 10/15/29(a)	955	950,733
2.00%, 06/30/30	113	98,928
1.75%, 02/15/31(a)	214	180,828
4.75%, 02/15/32	300	296,799
4.90%, 10/15/34	325	315,152
Salesforce, Inc.
3.70%, 04/11/28	1,009	1,003,838
Security	Par (000)	Value
Software (continued)
Salesforce, Inc. (continued)
1.50%, 07/15/28	$784	$ 726,182
1.95%, 07/15/31(a)	1,121	976,170
ServiceNow, Inc., 1.40%, 09/01/30	1,038	890,352
Synopsys, Inc.
4.55%, 04/01/27	1,000	1,005,559
4.65%, 04/01/28	495	500,819
4.85%, 04/01/30	1,300	1,314,247
5.00%, 04/01/32	1,000	1,006,760
5.15%, 04/01/35	585	586,899
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	305	301,057
4.95%, 03/28/28	350	355,990
5.40%, 06/12/29	150	153,886
4.00%, 04/14/32	473	442,791
5.60%, 06/12/34	150	152,509
VMware LLC
1.40%, 08/15/26	1,277	1,226,261
4.65%, 05/15/27(a)	400	400,406
3.90%, 08/21/27	1,064	1,047,845
1.80%, 08/15/28	500	457,196
4.70%, 05/15/30	657	651,313
2.20%, 08/15/31	716	608,793
Workday, Inc.
3.50%, 04/01/27	639	627,725
3.70%, 04/01/29	543	525,359
3.80%, 04/01/32	821	759,118
		56,789,625
Specialized REITs — 0.3%
CubeSmart LP
3.13%, 09/01/26	256	250,670
2.25%, 12/15/28	469	430,941
4.38%, 02/15/29	252	248,820
3.00%, 02/15/30	193	178,564
2.00%, 02/15/31(a)	413	352,223
2.50%, 02/15/32	350	293,781
Extra Space Storage LP
3.50%, 07/01/26	362	357,703
3.88%, 12/15/27	174	171,828
5.70%, 04/01/28	382	394,137
3.90%, 04/01/29	286	277,041
4.00%, 06/15/29	129	125,307
5.50%, 07/01/30	556	571,714
2.20%, 10/15/30	227	198,400
5.90%, 01/15/31	374	389,561
2.55%, 06/01/31	355	307,519
2.40%, 10/15/31	355	303,326
2.35%, 03/15/32	463	384,949
5.40%, 02/01/34	295	292,303
5.35%, 01/15/35	175	172,188
5.40%, 06/15/35	325	319,341
Public Storage Operating Co.
1.50%, 11/09/26	531	509,593
3.09%, 09/15/27	166	161,943
1.85%, 05/01/28	374	349,649
1.95%, 11/09/28(a)	442	409,008
5.13%, 01/15/29(a)	405	417,346
3.39%, 05/01/29	366	353,838
2.30%, 05/01/31	475	417,784
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialized REITs (continued)
Public Storage Operating Co. (continued)
2.25%, 11/09/31	$408	$ 352,847
5.10%, 08/01/33(a)	460	467,430
		9,459,754
Specialty Retail — 0.3%
AutoZone, Inc.
5.05%, 07/15/26(a)	352	354,217
3.75%, 06/01/27	400	394,811
4.50%, 02/01/28	240	241,392
6.25%, 11/01/28(a)	200	211,778
3.75%, 04/18/29	379	368,550
5.10%, 07/15/29	300	306,311
4.00%, 04/15/30(a)	560	544,052
5.13%, 06/15/30	125	127,717
1.65%, 01/15/31	300	253,400
4.75%, 08/01/32(a)	410	403,270
4.75%, 02/01/33	350	341,680
5.20%, 08/01/33	160	159,586
6.55%, 11/01/33	300	326,031
5.40%, 07/15/34	600	605,859
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	288,617
Genuine Parts Co.
6.50%, 11/01/28	200	211,607
4.95%, 08/15/29	475	477,934
1.88%, 11/01/30	400	340,136
2.75%, 02/01/32	250	214,000
6.88%, 11/01/33(a)	200	220,348
O’Reilly Automotive, Inc.
5.75%, 11/20/26	475	483,992
3.60%, 09/01/27	100	98,280
4.35%, 06/01/28	279	279,242
3.90%, 06/01/29	329	320,867
4.20%, 04/01/30	250	245,319
1.75%, 03/15/31(a)	362	305,259
4.70%, 06/15/32	400	391,839
5.00%, 08/19/34	250	244,280
Ross Stores, Inc., 1.88%, 04/15/31	379	321,480
Tractor Supply Co.
1.75%, 11/01/30	501	427,200
5.25%, 05/15/33	320	321,128
		9,830,182
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.
4.42%, 05/08/26	300	300,061
2.45%, 08/04/26	1,939	1,905,203
2.05%, 09/11/26	1,452	1,416,683
3.35%, 02/09/27	1,939	1,922,430
3.20%, 05/11/27	1,243	1,228,154
3.00%, 06/20/27	600	589,759
2.90%, 09/12/27	1,453	1,423,616
3.00%, 11/13/27	829	812,281
1.20%, 02/08/28	1,489	1,385,914
4.00%, 05/10/28	890	896,900
1.40%, 08/05/28	1,530	1,414,940
3.25%, 08/08/29	400	389,515
2.20%, 09/11/29	523	486,061
4.15%, 05/10/30(a)	360	365,460
1.65%, 05/11/30	1,160	1,031,687
1.25%, 08/20/30	999	864,442
1.65%, 02/08/31	1,517	1,324,633
1.70%, 08/05/31	292	253,200
3.35%, 08/08/32	1,240	1,168,533
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.30%, 05/10/33	$826	$ 826,109
Dell International LLC/EMC Corp.
6.02%, 06/15/26(a)	1,499	1,516,559
4.90%, 10/01/26	1,025	1,029,297
6.10%, 07/15/27(a)	258	266,323
5.25%, 02/01/28	450	459,432
4.75%, 04/01/28	195	196,554
5.30%, 10/01/29	1,036	1,057,158
4.35%, 02/01/30	250	245,595
5.00%, 04/01/30	1,265	1,272,629
6.20%, 07/15/30(a)	450	476,593
5.30%, 04/01/32	500	501,182
5.75%, 02/01/33(a)	594	614,847
5.40%, 04/15/34(a)	600	599,287
4.85%, 02/01/35(a)	500	471,229
5.50%, 04/01/35	500	490,395
Dell, Inc., 7.10%, 04/15/28(a)	329	350,675
Hewlett Packard Enterprise Co.
4.45%, 09/25/26	625	624,846
4.40%, 09/25/27	725	724,542
5.25%, 07/01/28(a)	140	142,946
4.55%, 10/15/29	783	776,099
4.85%, 10/15/31	751	742,449
5.00%, 10/15/34	1,090	1,052,288
HP, Inc.
1.45%, 06/17/26	318	306,586
3.00%, 06/17/27(a)	712	689,162
4.75%, 01/15/28	522	523,947
4.00%, 04/15/29	704	682,803
5.40%, 04/25/30	200	201,911
3.40%, 06/17/30(a)	310	286,491
2.65%, 06/17/31	529	458,273
4.20%, 04/15/32	477	445,900
5.50%, 01/15/33(a)	650	646,828
6.10%, 04/25/35	200	202,236
NetApp, Inc.
2.38%, 06/22/27	400	381,416
2.70%, 06/22/30	400	359,896
5.50%, 03/17/32	325	328,340
5.70%, 03/17/35	305	306,482
Teledyne FLIR LLC, 2.50%, 08/01/30	226	201,386
Western Digital Corp.
2.85%, 02/01/29	226	206,245
3.10%, 02/01/32	145	123,658
		39,968,066
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/01/26	732	713,941
2.75%, 03/27/27	619	604,144
2.85%, 03/27/30	999	934,228
Ralph Lauren Corp., 2.95%, 06/15/30	350	323,493
Tapestry, Inc.
5.10%, 03/11/30	225	225,813
3.05%, 03/15/32(a)	200	172,785
5.50%, 03/11/35(a)	453	441,399
		3,415,803
Tobacco — 0.9%
Altria Group, Inc.
2.63%, 09/16/26	209	203,836
4.88%, 02/04/28(a)	120	121,355
6.20%, 11/01/28	231	243,745

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
4.80%, 02/14/29	$837	$ 841,417
3.40%, 05/06/30	625	587,880
2.45%, 02/04/32	1,019	863,911
6.88%, 11/01/33	418	460,140
5.63%, 02/06/35	351	354,497
BAT Capital Corp.
3.22%, 09/06/26	829	815,301
4.70%, 04/02/27	695	697,922
3.56%, 08/15/27	1,173	1,151,340
2.26%, 03/25/28	596	560,432
3.46%, 09/06/29	328	312,158
4.91%, 04/02/30	824	828,254
6.34%, 08/02/30	600	641,273
5.83%, 02/20/31	456	474,884
2.73%, 03/25/31	723	642,078
4.74%, 03/16/32	742	723,849
5.35%, 08/15/32	450	452,568
7.75%, 10/19/32	340	388,801
6.42%, 08/02/33(a)	822	879,623
6.00%, 02/20/34	485	507,110
5.63%, 08/15/35	450	452,203
BAT International Finance PLC
4.45%, 03/16/28	772	772,162
5.93%, 02/02/29	600	627,712
Philip Morris International, Inc.
0.88%, 05/01/26	300	290,239
4.75%, 02/12/27	300	303,205
3.13%, 08/17/27	579	566,716
4.38%, 11/01/27(a)	400	401,833
5.13%, 11/17/27	1,040	1,062,125
4.88%, 02/15/28(a)	314	319,601
3.13%, 03/02/28	250	242,989
4.13%, 04/28/28	390	389,393
5.25%, 09/07/28	875	901,584
4.88%, 02/13/29(a)	900	914,007
3.38%, 08/15/29	800	768,181
4.63%, 11/01/29	400	403,043
5.63%, 11/17/29	667	699,696
5.13%, 02/15/30	1,000	1,026,357
4.38%, 04/30/30	325	323,459
2.10%, 05/01/30	659	588,083
5.50%, 09/07/30	443	462,886
1.75%, 11/01/30	343	296,862
5.13%, 02/13/31	752	770,390
4.75%, 11/01/31	500	501,081
5.75%, 11/17/32	901	944,638
5.38%, 02/15/33	1,150	1,177,355
5.63%, 09/07/33	575	597,232
5.25%, 02/13/34	600	606,093
4.90%, 11/01/34(a)	400	394,242
4.88%, 04/30/35	260	254,915
		29,810,656
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	347,165
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	377	317,805
FedEx Corp.
3.10%, 08/05/29	829	780,270
4.25%, 05/15/30	563	552,256
2.40%, 05/15/31(a)	716	626,007
Security	Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (continued)
2.40%, 05/15/31(a)(d)	$472	$ 407,262
Ryder System, Inc.
1.75%, 09/01/26	404	389,148
2.90%, 12/01/26	161	156,891
2.85%, 03/01/27	503	487,735
5.30%, 03/15/27	145	146,945
4.30%, 06/15/27	110	109,338
5.65%, 03/01/28(a)	200	205,934
5.25%, 06/01/28	400	408,699
6.30%, 12/01/28	100	105,361
5.38%, 03/15/29	300	307,382
5.50%, 06/01/29	215	220,730
4.95%, 09/01/29	105	105,807
4.90%, 12/01/29	280	280,992
5.00%, 03/15/30	160	161,301
06/15/30(b)	250	250,659
6.60%, 12/01/33(a)	370	400,082
United Parcel Service, Inc.
2.40%, 11/15/26	359	350,171
3.05%, 11/15/27	701	684,293
3.40%, 03/15/29	350	339,768
2.50%, 09/01/29	280	260,248
4.45%, 04/01/30	350	352,525
4.88%, 03/03/33(a)	376	377,753
5.15%, 05/22/34	500	506,958
		9,639,485
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	413	401,368
3.75%, 09/01/28(a)	393	386,451
3.45%, 06/01/29	313	301,715
2.80%, 05/01/30	254	233,909
2.30%, 06/01/31	401	349,590
4.45%, 06/01/32	430	418,583
5.15%, 03/01/34	475	477,799
5.25%, 03/01/35	575	578,460
Essential Utilities, Inc.
4.80%, 08/15/27	400	402,863
3.57%, 05/01/29	50	47,836
2.70%, 04/15/30	300	273,085
2.40%, 05/01/31	129	112,563
5.38%, 01/15/34	400	401,084
United Utilities PLC, 6.88%, 08/15/28	200	213,488
		4,598,794
Wireless Telecommunication Services — 0.9%
America Movil SAB de C.V.
3.63%, 04/22/29	516	498,461
2.88%, 05/07/30	582	535,087
4.70%, 07/21/32	350	343,304
6.38%, 03/01/35	592	638,488
Orange SA, 9.00%, 03/01/31	1,213	1,474,243
Rogers Communications, Inc.
2.90%, 11/15/26	179	174,572
3.20%, 03/15/27	1,049	1,025,984
5.00%, 02/15/29	992	1,000,390
3.80%, 03/15/32	1,246	1,139,403
5.30%, 02/15/34	800	789,220
T-Mobile USA, Inc.
3.75%, 04/15/27	2,883	2,852,183
4.75%, 02/01/28	700	700,507
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
2.05%, 02/15/28	$1,365	$ 1,283,512
4.95%, 03/15/28	720	731,049
4.80%, 07/15/28	722	729,292
4.85%, 01/15/29	410	414,330
2.63%, 02/15/29	700	652,325
2.40%, 03/15/29	250	231,001
3.38%, 04/15/29	1,500	1,430,320
4.20%, 10/01/29(a)	525	518,610
3.88%, 04/15/30	3,616	3,490,425
2.55%, 02/15/31	1,541	1,365,973
2.88%, 02/15/31	700	630,718
3.50%, 04/15/31	1,766	1,641,336
2.25%, 11/15/31	786	674,822
2.70%, 03/15/32	625	542,688
5.13%, 05/15/32	310	313,543
5.20%, 01/15/33	302	303,508
5.05%, 07/15/33	1,585	1,574,648
5.75%, 01/15/34	455	473,065
5.15%, 04/15/34(a)	570	570,562
4.70%, 01/15/35(a)	425	407,819
5.30%, 05/15/35	1,100	1,104,541
Vodafone Group PLC
4.38%, 05/30/28(a)	189	191,692
7.88%, 02/15/30	220	252,930
6.25%, 11/30/32	227	244,907
		30,945,458
Total Corporate Bonds — 88.9% (Cost: $2,930,925,638)		2,915,412,190
Foreign Agency Obligations
Canada — 1.5%
Canada Government International Bond
0.75%, 05/19/26	1,200	1,162,208
3.75%, 04/26/28(a)	1,600	1,606,027
4.63%, 04/30/29	1,800	1,861,526
4.00%, 03/18/30	2,400	2,424,535
Export Development Canada
4.38%, 06/29/26	1,100	1,106,711
3.00%, 05/25/27	1,100	1,083,517
3.88%, 02/14/28	1,600	1,608,759
4.13%, 02/13/29	2,400	2,433,210
4.75%, 06/05/34	700	726,394
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	368,221
Province of Alberta Canada
3.30%, 03/15/28	409	403,602
4.50%, 06/26/29	1,000	1,024,194
1.30%, 07/22/30(a)	159	138,800
4.50%, 01/24/34	1,000	996,978
Province of British Columbia Canada
2.25%, 06/02/26	829	814,345
0.90%, 07/20/26	859	828,724
4.70%, 01/24/28(a)	2,500	2,557,482
4.80%, 11/15/28	1,200	1,237,859
4.90%, 04/24/29	1,500	1,555,600
1.30%, 01/29/31	100	85,949
4.20%, 07/06/33	1,200	1,176,038
4.75%, 06/12/34	1,500	1,517,879
Province of Manitoba Canada
4.30%, 07/27/33	600	591,235
Security	Par (000)	Value
Canada (continued)
Province of Manitoba Canada (continued)
4.90%, 05/31/34	$650	$ 665,645
Series HB, 1.50%, 10/25/28	159	147,007
Province of New Brunswick Canada, 3.63%, 02/24/28	179	177,616
Province of Ontario Canada
3.10%, 05/19/27(a)	800	788,273
1.05%, 05/21/27(a)	829	784,160
4.20%, 01/18/29(a)	1,800	1,820,454
3.70%, 09/17/29	1,300	1,286,546
2.00%, 10/02/29	329	303,331
4.70%, 01/15/30	2,000	2,061,387
1.13%, 10/07/30	459	394,667
1.60%, 02/25/31	659	575,404
2.13%, 01/21/32	1,000	877,291
5.05%, 04/24/34	900	932,639
Province of Quebec Canada
2.75%, 04/12/27	1,659	1,625,425
3.63%, 04/13/28	1,500	1,492,663
4.50%, 04/03/29	2,200	2,249,304
1.35%, 05/28/30	259	227,671
1.90%, 04/21/31	600	531,364
4.50%, 09/08/33	800	799,398
4.25%, 09/05/34	1,300	1,267,723
Series PD, 7.50%, 09/15/29	900	1,026,174
		47,343,935
Chile — 0.2%
Chile Government International Bond
2.75%, 01/31/27	800	777,407
3.24%, 02/06/28	982	951,583
4.85%, 01/22/29	700	709,543
2.45%, 01/31/31	983	872,740
2.55%, 01/27/32	1,078	935,234
2.55%, 07/27/33	1,500	1,256,658
3.50%, 01/31/34	800	715,423
		6,218,588
Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27(a)	600	597,698
3.50%, 01/11/28	810	793,328
4.10%, 04/24/28(a)	478	476,650
4.75%, 02/11/29	478	482,387
4.40%, 03/10/29	400	398,843
5.25%, 01/15/30	400	409,216
2.85%, 02/14/30	810	747,214
3.85%, 10/15/30(a)	1,310	1,253,789
1.85%, 03/12/31	800	680,206
2.15%, 07/28/31(a)	600	514,068
3.55%, 03/31/32(a)	700	642,714
4.65%, 09/20/32	800	781,757
4.85%, 01/11/33(a)	650	642,176
4.70%, 02/10/34	400	388,426
4.75%, 09/10/34(a)	800	776,687
5.60%, 01/15/35(a)	750	773,009
		10,358,168
Israel — 0.3%
Israel Government International Bond
Series 10Y, 3.25%, 01/17/28	982	943,000
Series 10Y, 2.75%, 07/03/30	858	761,256
Series 10Y, 4.50%, 01/17/33(a)	1,150	1,075,116
Series 10Y, 5.50%, 03/12/34	1,700	1,684,762

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
Israel Government International Bond (continued)
Series 10Y, 5.63%, 02/19/35	$1,500	$ 1,491,105
Series 5Y, 5.38%, 03/12/29	1,300	1,320,892
Series 5Y, 5.38%, 02/19/30	1,700	1,715,732
State of Israel, Series 10Y, 2.50%, 01/15/30(a)	710	633,913
		9,625,776
Italy — 0.0%
Republic of Italy Government International Bond, Series 10Y, 2.88%, 10/17/29	883	828,441
Japan — 0.5%
Japan Bank for International Cooperation
1.88%, 07/21/26	800	780,569
2.25%, 11/04/26	1,500	1,463,749
2.88%, 06/01/27	976	955,484
2.88%, 07/21/27	900	881,473
4.63%, 07/22/27	1,000	1,016,417
2.75%, 11/16/27	1,200	1,168,629
3.25%, 07/20/28(a)	610	599,419
4.88%, 10/18/28	500	517,081
3.50%, 10/31/28(a)	900	890,048
2.13%, 02/16/29	900	843,494
2.00%, 10/17/29	476	437,680
1.25%, 01/21/31	1,010	865,785
4.38%, 01/24/31	600	609,273
1.88%, 04/15/31	1,636	1,446,773
4.63%, 04/17/34	600	609,689
Japan International Cooperation Agency
2.13%, 10/20/26	300	292,032
2.75%, 04/27/27	800	780,962
3.25%, 05/25/27	500	492,129
4.00%, 05/23/28	1,000	1,003,290
4.75%, 05/21/29	800	823,243
		16,477,219
Mexico — 0.5%
Mexico Government International Bond
4.15%, 03/28/27	1,028	1,018,799
3.75%, 01/11/28	578	564,097
5.40%, 02/09/28	900	914,960
4.50%, 04/22/29	1,353	1,324,105
5.00%, 05/07/29	600	598,179
3.25%, 04/16/30	1,139	1,036,748
6.00%, 05/13/30	1,200	1,233,454
2.66%, 05/24/31	2,310	1,963,337
8.30%, 08/15/31	600	701,302
4.75%, 04/27/32	1,639	1,534,198
7.50%, 04/08/33	500	546,905
4.88%, 05/19/33	1,300	1,195,503
3.50%, 02/12/34	1,900	1,554,672
6.75%, 09/27/34	900	933,207
6.35%, 02/09/35	1,800	1,788,908
		16,908,374
Panama — 0.2%
Panama Government International Bond
8.88%, 09/30/27(a)	600	649,631
3.88%, 03/17/28	833	797,111
9.38%, 04/01/29	500	557,726
3.16%, 01/23/30	978	857,863
7.50%, 03/01/31	600	625,241
2.25%, 09/29/32	1,500	1,099,995
Security	Par (000)	Value
Panama (continued)
Panama Government International Bond (continued)
3.30%, 01/19/33	$600	$ 470,937
6.40%, 02/14/35	1,300	1,229,956
		6,288,460
Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27(a)	180	179,581
2.84%, 06/20/30	282	255,758
2.78%, 01/23/31	2,159	1,915,568
1.86%, 12/01/32(a)	620	489,149
8.75%, 11/21/33	1,300	1,581,003
3.00%, 01/15/34	1,450	1,210,995
5.38%, 02/08/35	750	739,599
		6,371,653
Philippines — 0.4%
Philippines Government International Bond
5.17%, 10/13/27	600	610,692
3.00%, 02/01/28	1,378	1,330,888
4.63%, 07/17/28(a)	300	302,570
3.75%, 01/14/29	989	966,401
9.50%, 02/02/30	1,100	1,330,804
4.38%, 03/05/30(a)	400	399,084
2.46%, 05/05/30	710	647,217
7.75%, 01/14/31	1,243	1,440,111
1.65%, 06/10/31	828	697,767
1.95%, 01/06/32(a)	500	420,212
6.38%, 01/15/32	600	648,962
3.56%, 09/29/32	400	366,011
5.61%, 04/13/33	400	415,530
5.00%, 07/17/33	900	899,789
5.25%, 05/14/34	600	608,417
6.38%, 10/23/34(a)	1,000	1,091,588
5.50%, 02/04/35	650	669,945
4.75%, 03/05/35	800	778,542
		13,624,530
Poland — 0.3%
Republic of Poland Government International Bond
5.50%, 11/16/27	700	720,950
4.63%, 03/18/29	1,000	1,011,232
4.88%, 02/12/30	1,800	1,830,473
5.75%, 11/16/32	850	894,707
4.88%, 10/04/33	1,650	1,634,281
5.13%, 09/18/34(a)	1,700	1,695,848
5.38%, 02/12/35	1,800	1,822,195
		9,609,686
South Korea — 0.5%
Export-Import Bank of Korea
2.63%, 05/26/26	478	469,981
1.63%, 01/18/27	1,000	958,716
4.25%, 09/15/27	400	400,949
5.00%, 01/11/28	850	868,542
4.50%, 01/11/29	900	907,601
4.00%, 09/11/29(a)	700	693,049
4.88%, 01/14/30	850	871,609
4.50%, 09/15/32	300	294,995
5.13%, 01/11/33	1,000	1,022,447
5.13%, 09/18/33	300	306,844
4.63%, 01/11/34(a)	300	295,856
5.25%, 01/14/35	400	413,599
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Development Bank
0.80%, 07/19/26	$400	$ 384,139
2.00%, 09/12/26	600	582,752
4.63%, 02/15/27	2,000	2,018,182
4.63%, 02/03/28	600	607,927
5.38%, 10/23/28	300	312,128
4.50%, 02/15/29(a)	800	808,351
4.88%, 02/03/30(a)	800	819,825
4.25%, 09/08/32	200	193,769
4.38%, 02/15/33	800	780,369
5.63%, 10/23/33	500	529,344
Korea International Bond
2.75%, 01/19/27	600	588,440
2.50%, 06/19/29	700	660,166
4.50%, 07/03/29(a)	700	712,436
1.00%, 09/16/30(a)	400	342,030
		16,844,046
Supranational — 4.5%
African Development Bank
0.88%, 07/22/26	950	917,285
4.13%, 02/25/27	1,300	1,309,232
4.38%, 11/03/27	1,500	1,525,875
3.50%, 09/18/29	1,300	1,285,571
4.00%, 03/18/30	1,325	1,337,086
Arab Energy Fund, 1.48%, 10/06/26(d)	800	766,541
Asian Development Bank
4.88%, 05/21/26(a)	2,200	2,222,659
2.63%, 01/12/27(a)	829	814,407
4.13%, 01/12/27	1,800	1,812,373
1.50%, 01/20/27	1,400	1,349,089
3.13%, 08/20/27	1,800	1,779,518
2.50%, 11/02/27	1,559	1,516,841
4.38%, 01/14/28	3,000	3,056,859
2.75%, 01/19/28	1,020	996,557
5.82%, 06/16/28	719	763,117
4.38%, 03/06/29	2,500	2,560,756
1.88%, 03/15/29(a)	1,500	1,402,017
3.63%, 08/28/29	2,300	2,288,750
1.75%, 09/19/29	1,659	1,525,128
1.88%, 01/24/30	189	173,505
1.50%, 03/04/31	1,000	877,013
3.13%, 04/27/32	1,000	946,397
3.88%, 09/28/32	900	891,436
4.38%, 03/22/35	1,975	1,997,771
Asian Infrastructure Investment Bank
4.00%, 01/18/28	1,000	1,009,172
4.50%, 01/16/30	1,475	1,518,975
4.25%, 03/13/34	1,000	1,000,293
Corp. Andina de Fomento
2.25%, 02/08/27	400	387,722
6.00%, 04/26/27	1,000	1,036,857
4.13%, 01/07/28	650	652,452
Council of Europe Development Bank
3.63%, 01/26/28	1,000	998,842
4.13%, 01/24/29	1,000	1,013,875
4.50%, 01/15/30	1,025	1,055,975
European Bank for Reconstruction & Development
4.13%, 01/25/29	2,000	2,028,741
4.25%, 03/13/34	1,000	1,000,676
European Investment Bank
0.75%, 10/26/26	1,198	1,146,840
Security	Par (000)	Value
Supranational (continued)
European Investment Bank (continued)
4.38%, 03/19/27	$2,800	$ 2,835,587
2.38%, 05/24/27	2,903	2,827,719
3.25%, 11/15/27	1,000	991,102
1.75%, 03/15/29	2,100	1,954,699
4.75%, 06/15/29	3,000	3,117,703
1.63%, 10/09/29	420	383,931
3.75%, 11/15/29	3,200	3,201,144
4.50%, 03/14/30	4,270	4,409,678
0.88%, 05/17/30	400	347,077
1.25%, 02/14/31	2,400	2,079,296
4.38%, 10/10/31	2,600	2,661,359
4.13%, 02/13/34	2,400	2,387,803
4.63%, 02/12/35(a)	1,855	1,916,172
Inter-American Development Bank
2.00%, 06/02/26	413	405,050
2.00%, 07/23/26	1,700	1,663,934
1.50%, 01/13/27	1,500	1,445,525
2.38%, 07/07/27	829	807,074
1.13%, 07/20/28(a)	2,489	2,298,793
3.13%, 09/18/28	2,000	1,966,066
2.25%, 06/18/29	1,534	1,449,114
3.50%, 09/14/29	2,000	1,979,217
4.50%, 02/15/30	2,625	2,708,103
1.13%, 01/13/31	2,073	1,785,223
3.63%, 09/17/31	1,300	1,274,232
4.38%, 07/17/34	1,400	1,413,691
Inter-American Investment Corp.
4.13%, 02/15/28	500	505,315
4.25%, 02/14/29	900	914,183
4.25%, 04/01/30	700	710,947
International Bank for Reconstruction & Development
0.88%, 07/15/26	850	821,320
1.88%, 10/27/26	1,720	1,674,147
3.13%, 06/15/27	2,000	1,977,399
2.50%, 11/22/27(a)	1,659	1,613,365
0.75%, 11/24/27	3,000	2,789,853
1.38%, 04/20/28	2,903	2,719,002
1.13%, 09/13/28	3,650	3,358,409
3.63%, 09/21/29	2,000	1,989,705
3.88%, 10/16/29	2,700	2,713,462
1.75%, 10/23/29	2,389	2,193,194
4.13%, 03/20/30	2,170	2,203,818
0.88%, 05/14/30	3,000	2,602,039
0.75%, 08/26/30	1,800	1,536,326
1.25%, 02/10/31	2,150	1,860,916
4.50%, 04/10/31	1,900	1,963,171
1.63%, 11/03/31(a)	3,200	2,769,380
4.63%, 01/15/32	3,530	3,657,471
2.50%, 03/29/32	2,000	1,817,128
3.88%, 08/28/34	2,100	2,044,940
4.75%, 02/15/35	300	311,218
International Finance Corp.
0.75%, 10/08/26	1,659	1,590,959
4.50%, 01/21/28	1,000	1,022,360
4.25%, 07/02/29	1,400	1,427,495
0.75%, 08/27/30	359	306,559
Nordic Investment Bank
3.38%, 09/08/27	300	298,139

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Nordic Investment Bank (continued)
4.38%, 03/14/28	$900	$ 917,547
4.25%, 02/28/29	1,000	1,019,121
		146,604,383
Sweden — 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	500	485,730
3.75%, 09/13/27	1,000	1,000,909
4.25%, 02/01/29	1,000	1,015,434
4.88%, 10/04/30	700	730,876
		3,232,949
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27(a)	829	829,625
4.38%, 01/23/31	1,323	1,308,870
5.75%, 10/28/34	1,400	1,462,332
		3,600,827
Total Foreign Agency Obligations — 9.6% (Cost: $315,924,616)		313,937,035
Municipal Bonds
California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	252,505
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	194,181
State of California, GO, BAB, 7.50%, 04/01/34	1,700	1,972,616
State of California, Refunding GO
3.50%, 04/01/28	285	281,390
2.50%, 10/01/29	530	496,397
4.88%, 09/01/30	500	515,655
5.75%, 10/01/31	150	161,694
6.00%, 03/01/33	325	354,085
4.50%, 04/01/33	765	762,617
5.10%, 09/01/35	330	334,483
University of California, RB
Series BD, 3.35%, 07/01/29(a)	460	446,350
Series BG, 1.61%, 05/15/30	820	721,856
		6,493,829
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	490	526,189
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27(a)	371	351,959
Series A, 2.15%, 07/01/30	795	707,289
Series A, 5.53%, 07/01/34(a)	650	663,998
		1,723,246
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33(a)	4,283	4,280,530
Security	Par (000)	Value
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	$258	$ 255,488
Class A-1, 5.08%, 06/01/31	159	161,761
		417,249
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	315,983
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	425	383,865
		699,848
New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,268,364
New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	236,976
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	133,732
		370,708
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NATL), 5.55%, 06/30/28	244	247,830
State of Oregon, GO, 5.89%, 06/01/27	481	489,314
		737,144
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB, Series B, 4.05%, 07/01/26	288	286,843
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	500,704
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(f)	230	226,034
Total Municipal Bonds — 0.5% (Cost: $17,773,870)		17,530,688
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(c)	329	309,975
Total Preferred Securities — 0.0% (Cost: $329,000)		309,975
Total Long-Term Investments — 99.0% (Cost: $3,264,953,124)		3,247,189,888

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(h)(i)	272,722,155	$ 272,831,244
Total Short-Term Securities — 8.3% (Cost: $272,770,358)		272,831,244
Total Investments — 107.3% (Cost: $3,537,723,482)		3,520,021,132
Liabilities in Excess of Other Assets — (7.3)%		(240,052,735)
Net Assets — 100.0%		$ 3,279,968,397

(a)	All or a portion of this security is on loan.
(b)	When-issued security.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 257,392,262	$ 15,528,450 (a)	$ —	$ (15,460)	$ (74,008)	$ 272,831,244	272,722,155	$ 1,427,252 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,915,412,190	$ —	$ 2,915,412,190
Foreign Agency Obligations	—	313,937,035	—	313,937,035
Municipal Bonds	—	17,530,688	—	17,530,688
Preferred Securities
Capital Trust	—	309,975	—	309,975
Short-Term Securities
Money Market Funds	272,831,244	—	—	272,831,244
	$272,831,244	$3,247,189,888	$—	$3,520,021,132
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Financial Services — 0.1%
Private Export Funding Corp., Series RR, 4.30%, 12/15/28	$5,000	$ 5,054,587
Total Corporate Bonds — 0.1% (Cost: $5,029,572)		5,054,587
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.4%
Fannie Mae
0.50%, 06/17/25	16,605	16,523,304
0.88%, 12/18/26 - 08/05/30(a)	7,019	6,138,760
6.25%, 05/15/29	4,441	4,866,962
7.13%, 01/15/30	8,302	9,500,231
7.25%, 05/15/30(a)	17,063	19,760,746
6.63%, 11/15/30	96	109,036
Federal Farm Credit Banks Funding Corp.
4.75%, 09/01/26	1,000	1,012,987
4.00%, 04/01/30	500	505,463
Federal Home Loan Banks
3.13%, 06/13/25	7,930	7,917,218
2.13%, 09/14/29	5,000	4,664,023
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	243	240,840
6.75%, 03/15/31	2,323	2,665,132
6.25%, 07/15/32	15,000	17,023,558
Tennessee Valley Authority
1.50%, 09/15/31	130	110,803
4.38%, 08/01/34(a)	3,000	2,991,171
		94,030,234
Total U.S. Government Sponsored Agency Securities — 1.4% (Cost: $97,913,427)		94,030,234
U.S. Treasury Obligations
U.S. Treasury Bonds
6.75%, 08/15/26	6,225	6,453,088
6.63%, 02/15/27	2,903	3,055,634
6.38%, 08/15/27	4,000	4,237,813
5.25%, 11/15/28 - 02/15/29	11,621	12,247,183
6.13%, 08/15/29	6,225	6,816,861
6.25%, 05/15/30	1,700	1,892,047
5.38%, 02/15/31	4,979	5,369,540
U.S. Treasury Notes
1.63%, 05/15/26 - 05/15/31(a)	160,953	149,718,682
3.63%, 05/15/26 - 09/30/31	170,302	169,586,023
0.75%, 05/31/26 - 01/31/28	108,047	103,840,491
2.13%, 05/31/26	10,900	10,699,031
4.88%, 05/31/26 - 10/31/30	105,200	108,434,305
4.13%, 06/15/26 - 11/15/32	676,421	684,572,402
0.88%, 06/30/26 - 11/15/30	87,003	79,231,820
1.88%, 06/30/26 - 02/15/32(a)	160,959	148,264,775
4.63%, 06/30/26 - 02/15/35(a)	355,691	365,810,889
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.50%, 07/15/26 - 11/15/33	$267,678	$ 274,249,954
0.63%, 07/31/26 - 08/15/30	217,463	195,414,123
4.38%, 07/31/26 - 05/15/34	392,592	400,149,282
1.50%, 08/15/26 - 02/15/30	67,043	63,687,590
1.38%, 08/31/26 - 11/15/31	149,150	133,517,158
3.75%, 08/31/26 - 08/31/31	294,974	295,237,903
3.50%, 09/30/26 - 02/15/33	242,859	239,877,948
1.13%, 10/31/26 - 02/15/31(a)	180,946	166,300,292
2.00%, 11/15/26	23,954	23,344,857
1.25%, 11/30/26 - 08/15/31	329,238	303,484,425
4.25%, 11/30/26 - 11/15/34(a)	501,235	508,919,256
4.00%, 01/15/27 - 02/15/34(a)	496,020	500,019,197
3.88%, 03/31/27 - 08/15/34(a)	434,460	434,270,110
0.50%, 04/30/27 - 10/31/27	132,700	124,018,703
2.75%, 04/30/27 - 08/15/32	196,853	189,970,258
2.38%, 05/15/27 - 05/15/29	69,806	67,075,183
2.63%, 05/31/27 - 07/31/29	81,135	78,590,461
3.25%, 06/30/27 - 06/30/29	29,500	29,059,805
0.38%, 07/31/27 - 09/30/27	54,314	50,397,615
2.25%, 08/15/27 - 11/15/27	60,135	58,277,678
3.13%, 08/31/27 - 08/31/29	68,684	67,623,773
3.38%, 09/15/27 - 05/15/33	89,086	86,282,484
2.88%, 05/15/28 - 05/15/32	143,220	138,154,479
1.00%, 07/31/28	33,214	30,580,234
1.75%, 01/31/29 - 11/15/29	36,000	33,550,313
Total U.S. Treasury Obligations — 97.7% (Cost: $6,422,441,194)		6,352,283,665
Total Long-Term Investments — 99.2% (Cost: $6,525,384,193)		6,451,368,486

	Shares
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(b)(c)(d)	187,580,268	187,655,300
Total Short-Term Securities — 2.9% (Cost: $187,653,190)		187,655,300
Total Investments — 102.1% (Cost: $6,713,037,383)		6,639,023,786
Liabilities in Excess of Other Assets — (2.1)%		(136,543,880)
Net Assets — 100.0%		$ 6,502,479,906

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Intermediate Government Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 344,392,526	$ —	$ (156,542,506)(a)	$ (149,536)	$ (45,184)	$ 187,655,300	187,580,268	$ 498,532 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 5,054,587	$ —	$ 5,054,587
U.S. Government Sponsored Agency Securities	—	94,030,234	—	94,030,234
U.S. Treasury Obligations	—	6,352,283,665	—	6,352,283,665
Short-Term Securities
Money Market Funds	187,655,300	—	—	187,655,300
	$187,655,300	$6,451,368,486	$—	$6,639,023,786
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	$539	$ 389,709
5.40%, 10/01/48	300	271,982
		661,691
Aerospace & Defense — 2.6%
Boeing Co.
6.63%, 02/15/38	200	210,055
3.55%, 03/01/38	650	502,223
3.50%, 03/01/39	350	264,631
6.88%, 03/15/39(a)	450	482,973
5.88%, 02/15/40	500	488,339
5.71%, 05/01/40	2,259	2,194,803
3.38%, 06/15/46	463	306,317
3.65%, 03/01/47	250	168,621
3.63%, 03/01/48	620	409,351
3.85%, 11/01/48	324	223,433
3.90%, 05/01/49	770	538,678
3.75%, 02/01/50(a)	1,097	760,675
5.81%, 05/01/50	5,513	5,169,385
6.86%, 05/01/54	2,150	2,295,806
3.83%, 03/01/59	300	192,663
3.95%, 08/01/59	725	482,326
5.93%, 05/01/60	2,348	2,174,960
7.01%, 05/01/64	1,510	1,611,138
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	900	856,715
General Dynamics Corp.
4.25%, 04/01/40	829	733,560
2.85%, 06/01/41	297	213,228
3.60%, 11/15/42	550	434,489
4.25%, 04/01/50	363	301,287
General Electric Co.
5.88%, 01/14/38	900	947,276
6.88%, 01/10/39(a)	450	518,992
4.50%, 03/11/44	600	520,705
4.35%, 05/01/50	450	371,988
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	600	625,767
L3Harris Technologies, Inc.
6.15%, 12/15/40	270	283,964
5.05%, 04/27/45	458	418,874
5.60%, 07/31/53(a)	515	494,990
5.50%, 08/15/54	680	642,312
Lockheed Martin Corp.
4.50%, 05/15/36	351	333,712
5.72%, 06/01/40	300	310,432
4.07%, 12/15/42	1,261	1,045,237
3.80%, 03/01/45	1,268	991,501
4.70%, 05/15/46	1,370	1,211,378
2.80%, 06/15/50	675	416,905
4.09%, 09/15/52	1,563	1,210,117
4.15%, 06/15/53	560	436,333
5.70%, 11/15/54	1,125	1,122,371
5.20%, 02/15/55	460	427,124
4.30%, 06/15/62	660	513,764
5.90%, 11/15/63	875	890,223
5.20%, 02/15/64	480	435,812
Series B, 6.15%, 09/01/36	475	517,899
Northrop Grumman Corp.
5.15%, 05/01/40(a)	500	480,119
5.05%, 11/15/40	300	282,939
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.75%, 06/01/43	$824	$ 731,334
3.85%, 04/15/45	625	483,992
4.03%, 10/15/47	2,475	1,932,456
5.25%, 05/01/50(a)	979	904,164
4.95%, 03/15/53	370	326,445
5.20%, 06/01/54	1,300	1,191,865
RTX Corp.
5.40%, 05/01/35(a)	800	813,139
6.05%, 06/01/36	300	317,999
6.13%, 07/15/38	550	583,082
4.45%, 11/16/38	1,013	919,102
5.70%, 04/15/40(a)	600	621,250
4.88%, 10/15/40	563	520,990
4.70%, 12/15/41	426	377,173
4.50%, 06/01/42	2,874	2,497,781
4.80%, 12/15/43	350	310,830
4.15%, 05/15/45	813	653,782
3.75%, 11/01/46	1,120	836,891
4.35%, 04/15/47	629	515,195
4.05%, 05/04/47	738	575,891
4.63%, 11/16/48	1,936	1,635,570
3.13%, 07/01/50(a)	653	422,258
2.82%, 09/01/51(a)	763	458,968
3.03%, 03/15/52(a)	1,300	813,989
5.38%, 02/27/53(a)	190	178,646
6.40%, 03/15/54	1,855	1,993,429
		57,082,611
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46	163	120,969
5.40%, 03/15/49	350	291,331
3.10%, 12/01/51	1,428	808,379
4.15%, 05/01/52	1,063	724,096
5.75%, 09/13/54	300	257,298
BorgWarner, Inc., 4.38%, 03/15/45	400	318,794
Lear Corp.
5.25%, 05/15/49(a)	463	386,013
3.55%, 01/15/52	376	234,667
		3,141,547
Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43	275	255,388
2.60%, 09/01/50	613	359,486
5.45%, 02/20/54(a)	785	746,907
Ford Motor Co.
4.75%, 01/15/43	1,650	1,233,473
7.40%, 11/01/46	175	174,260
5.29%, 12/08/46(a)	1,200	939,708
General Motors Co.
6.60%, 04/01/36	1,063	1,091,734
5.15%, 04/01/38	1,013	910,000
6.25%, 10/02/43	1,063	1,002,631
5.20%, 04/01/45	1,254	1,031,216
6.75%, 04/01/46	617	608,518
5.40%, 04/01/48(a)	807	672,944
5.95%, 04/01/49	363	324,061
		9,350,326
Banks — 7.4%
Bank of America Corp.
6.11%, 01/29/37	2,000	2,067,961
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
7.75%, 05/14/38	$950	$ 1,113,909
5.88%, 02/07/42	1,661	1,710,470
5.00%, 01/21/44	1,436	1,328,679
4.88%, 04/01/44	429	388,581
(1-day SOFR + 1.56%), 2.97%, 07/21/52(b)	1,305	822,210
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,739	2,800,254
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	1,125	686,850
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	3,989	2,825,570
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	1,296	990,092
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,729	1,479,506
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	2,059	1,666,096
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,293	2,048,320
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,053	1,716,057
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	4,385	3,383,143
Series L, 4.75%, 04/21/45(a)	350	306,342
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	1,116	778,083
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	1,200	1,241,336
Barclays PLC
5.25%, 08/17/45(a)	1,475	1,383,449
4.95%, 01/10/47	1,078	950,757
(1-day SOFR + 2.42%), 6.04%, 03/12/55(b)	900	891,322
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	728	519,806
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	725,838
Citigroup, Inc.
6.13%, 08/25/36	300	305,438
8.13%, 07/15/39	675	832,220
5.88%, 01/30/42	1,123	1,136,445
6.68%, 09/13/43	738	778,877
5.30%, 05/06/44	763	696,627
4.65%, 07/30/45	1,670	1,437,404
4.75%, 05/18/46	2,118	1,756,692
4.65%, 07/23/48	1,468	1,234,539
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,108	764,084
(1-day SOFR + 1.75%), 5.61%, 03/04/56(b)	2,250	2,150,657
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	1,640	1,571,617
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	625	524,538
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	1,054	841,633
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,300	1,260,375
5.25%, 08/04/45	947	867,879
Series BKNT, 5.25%, 05/24/41	1,149	1,110,073
Fifth Third Bancorp, 8.25%, 03/01/38	475	559,118
Goldman Sachs Group, Inc.
6.45%, 05/01/36	650	684,171
6.75%, 10/01/37	5,474	5,884,015
6.25%, 02/01/41	2,354	2,454,457
4.80%, 07/08/44	1,861	1,627,116
5.15%, 05/22/45	2,243	1,984,715
4.75%, 10/21/45	1,125	975,031
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	1,634	1,134,435
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	779	566,851
(1-day SOFR + 1.58%), 5.56%, 11/19/45(b)	2,300	2,213,289
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	2,154	1,597,995
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.70%), 5.73%, 01/28/56(b)	$2,020	$ 1,968,848
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	2,309	1,964,338
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	1,404	1,233,945
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	511	578,095
HSBC Holdings PLC
6.50%, 05/02/36	1,928	2,024,483
6.50%, 09/15/37	2,265	2,374,181
6.80%, 06/01/38	1,250	1,356,363
6.10%, 01/14/42(a)	1,029	1,083,137
5.25%, 03/14/44	1,418	1,316,776
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	2,215	2,329,633
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,814,684
5.50%, 10/15/40	1,259	1,266,817
5.60%, 07/15/41	604	609,808
5.40%, 01/06/42	1,329	1,315,900
5.63%, 08/16/43	1,413	1,402,543
4.85%, 02/01/44	1,026	940,608
4.95%, 06/01/45	1,636	1,485,952
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	1,108	825,938
(1-day SOFR + 1.55%), 5.53%, 11/29/45(b)	1,390	1,365,701
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	2,441	1,676,303
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,709	1,782,693
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	1,850	1,430,831
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	2,493	1,724,084
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	2,300	1,989,128
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	3,473	2,712,346
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,763	1,393,238
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	1,404	1,150,991
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,261	951,929
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	621	557,439
4.34%, 01/09/48	1,151	883,455
(5-year CMT + 1.50%), 3.37%, 12/14/46(a)(b)	1,000	697,398
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	238	215,727
4.15%, 03/07/39(a)	400	356,074
3.75%, 07/18/39	1,232	1,039,508
Morgan Stanley
3.97%, 07/22/38(b)	2,479	2,132,514
6.38%, 07/24/42	99	106,070
4.30%, 01/27/45	2,129	1,763,946
4.38%, 01/22/47	2,450	2,037,732
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,664	1,610,557
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	2,550	1,878,446
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	2,425	2,317,431
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	954	924,418
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,089	1,903,434
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	454,828
Regions Financial Corp., 7.38%, 12/10/37	100	110,444
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	333,192

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
2.93%, 09/17/41(a)	$1,055	$ 752,157
3.05%, 01/14/42	850	626,133
6.18%, 07/13/43(a)	675	711,231
5.84%, 07/09/44	800	799,380
UBS AG, 4.50%, 06/26/48	925	777,688
UBS Group AG, 4.88%, 05/15/45	1,757	1,544,116
Wachovia Corp., 5.50%, 08/01/35	1,300	1,301,164
Wells Fargo & Co.
5.38%, 11/02/43	1,095	1,010,812
5.61%, 01/15/44	2,617	2,467,005
4.65%, 11/04/44	1,300	1,085,057
3.90%, 05/01/45	2,328	1,812,796
4.90%, 11/17/45	1,618	1,378,522
4.40%, 06/14/46	2,106	1,671,912
4.75%, 12/07/46	2,300	1,901,276
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	3,606	2,988,373
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	2,759	2,027,336
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	3,607	3,167,925
Wells Fargo Bank NA
5.95%, 08/26/36	325	335,268
Series BKNT, 5.85%, 02/01/37	1,050	1,077,202
Series BKNT, 6.60%, 01/15/38	1,200	1,310,736
Westpac Banking Corp.
4.42%, 07/24/39(a)	729	648,209
2.96%, 11/16/40	925	671,384
3.13%, 11/18/41	701	494,421
		161,726,931
Beverages — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,225,355
4.90%, 02/01/46	7,863	7,161,448
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	600	579,626
4.63%, 02/01/44	413	367,451
4.90%, 02/01/46(a)	1,538	1,389,056
Anheuser-Busch InBev Worldwide, Inc.
5.88%, 06/15/35	300	321,287
4.38%, 04/15/38	479	437,705
8.20%, 01/15/39	1,253	1,590,757
5.45%, 01/23/39	1,829	1,851,715
4.95%, 01/15/42	1,288	1,198,451
4.60%, 04/15/48	650	570,255
4.44%, 10/06/48	3,048	2,568,709
5.55%, 01/23/49	3,089	3,056,085
4.75%, 04/15/58	1,775	1,530,090
5.80%, 01/23/59	1,229	1,243,845
Brown-Forman Corp.
4.00%, 04/15/38	413	360,122
4.50%, 07/15/45	550	474,677
Coca-Cola Co.
2.50%, 06/01/40	979	705,426
2.88%, 05/05/41	663	489,518
4.20%, 03/25/50	450	366,399
2.60%, 06/01/50	1,104	674,444
3.00%, 03/05/51	1,170	774,304
2.50%, 03/15/51	2,013	1,191,536
5.30%, 05/13/54	975	942,427
5.20%, 01/14/55	1,525	1,451,302
2.75%, 06/01/60(a)	1,550	902,663
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
5.40%, 05/13/64	$1,030	$ 994,254
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	400	381,024
Constellation Brands, Inc.
4.50%, 05/09/47	550	446,412
4.10%, 02/15/48	363	274,998
5.25%, 11/15/48	250	223,185
3.75%, 05/01/50(a)	313	221,444
Diageo Capital PLC
5.88%, 09/30/36	400	424,781
3.88%, 04/29/43(a)	731	572,659
Diageo Investment Corp., 4.25%, 05/11/42	163	135,220
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	497,001
4.42%, 12/15/46	113	91,015
5.09%, 05/25/48	250	218,427
3.80%, 05/01/50	738	535,129
3.35%, 03/15/51	563	371,309
4.50%, 04/15/52(a)	938	763,782
Molson Coors Beverage Co.
5.00%, 05/01/42	725	657,789
4.20%, 07/15/46	1,518	1,210,601
PepsiCo, Inc.
5.50%, 01/15/40(a)	250	258,093
3.50%, 03/19/40	250	203,706
4.88%, 11/01/40	250	239,193
2.63%, 10/21/41	163	114,138
4.00%, 03/05/42	200	166,952
3.60%, 08/13/42	400	316,139
4.25%, 10/22/44(a)	250	215,288
4.45%, 04/14/46	850	738,320
3.45%, 10/06/46	716	531,520
4.00%, 05/02/47	450	364,711
3.38%, 07/29/49	400	284,659
2.88%, 10/15/49	613	396,939
3.63%, 03/19/50	1,229	914,771
2.75%, 10/21/51(a)	743	461,202
4.20%, 07/18/52	375	304,750
4.65%, 02/15/53	500	436,138
5.25%, 07/17/54(a)	800	772,668
3.88%, 03/19/60	275	205,022
		52,367,892
Biotechnology — 1.9%
Amgen, Inc.
6.38%, 06/01/37	400	434,871
6.40%, 02/01/39	300	321,386
3.15%, 02/21/40	1,854	1,400,906
5.75%, 03/15/40	350	351,666
2.80%, 08/15/41	1,411	994,615
4.95%, 10/01/41	650	591,385
5.15%, 11/15/41	663	611,326
5.65%, 06/15/42	350	341,692
5.60%, 03/02/43	2,375	2,312,396
4.40%, 05/01/45	2,470	2,059,894
4.56%, 06/15/48	1,038	859,887
3.38%, 02/21/50	2,029	1,384,417
4.66%, 06/15/51	2,828	2,358,702
3.00%, 01/15/52(a)	985	614,802
4.20%, 02/22/52	1,210	932,172
4.88%, 03/01/53(a)	400	342,456
5.65%, 03/02/53	4,525	4,337,297
2.77%, 09/01/53	1,379	795,196
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.40%, 02/22/62	$975	$ 741,973
5.75%, 03/02/63	1,520	1,448,172
Baxalta, Inc., 5.25%, 06/23/45	302	278,499
Biogen, Inc.
5.20%, 09/15/45	850	747,625
3.15%, 05/01/50(a)	1,687	1,026,813
3.25%, 02/15/51(a)	461	287,091
Gilead Sciences, Inc.
5.10%, 06/15/35	1,475	1,480,086
4.60%, 09/01/35	1,219	1,172,421
4.00%, 09/01/36	750	675,619
2.60%, 10/01/40(a)	730	516,720
5.65%, 12/01/41	619	619,340
4.80%, 04/01/44	1,786	1,601,285
4.50%, 02/01/45	1,753	1,506,294
4.75%, 03/01/46	2,318	2,039,920
4.15%, 03/01/47	1,303	1,056,803
2.80%, 10/01/50(a)	1,594	989,024
5.55%, 10/15/53(a)	1,050	1,021,554
5.50%, 11/15/54	750	727,949
5.60%, 11/15/64	150	144,651
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	395,290
Royalty Pharma PLC
3.30%, 09/02/40	1,054	772,093
3.55%, 09/02/50(a)	650	425,848
3.35%, 09/02/51	513	318,362
5.90%, 09/02/54	225	212,155
		41,250,653
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50(a)	513	445,510
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,679	1,310,202
3.58%, 04/05/50	1,517	1,087,859
6.20%, 03/15/54(a)	311	326,230
CRH America Finance, Inc., 5.88%, 01/09/55	370	365,453
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	321,277
Johnson Controls International PLC
6.00%, 01/15/36	300	315,996
4.63%, 07/02/44	370	314,007
4.50%, 02/15/47	453	371,763
4.95%, 07/02/64(c)	290	238,368
Lafarge SA, 7.13%, 07/15/36	225	252,566
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	486,651
3.20%, 07/15/51(a)	125	79,899
5.50%, 12/01/54	895	833,122
Masco Corp.
4.50%, 05/15/47(a)	350	277,635
3.13%, 02/15/51	197	121,514
Owens Corning
7.00%, 12/01/36	500	557,764
4.30%, 07/15/47	650	512,592
4.40%, 01/30/48	329	261,552
5.95%, 06/15/54(a)	385	378,648
Trane Technologies Financing Ltd.
4.65%, 11/01/44	300	259,483
4.50%, 03/21/49	213	174,510
Trane Technologies Global Holding Co. Ltd.
5.75%, 06/15/43	450	449,915
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Global Holding Co. Ltd. (continued)
4.30%, 02/21/48	$238	$ 190,770
Vulcan Materials Co.
4.50%, 06/15/47	713	588,865
4.70%, 03/01/48	550	466,406
5.70%, 12/01/54	600	574,326
		11,117,373
Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,300	2,447,235
3.30%, 04/15/40	1,411	1,116,009
5.40%, 09/15/40	463	463,538
5.95%, 04/01/41	938	981,110
4.20%, 04/01/43	945	794,773
4.88%, 02/15/44	650	593,279
4.40%, 03/15/45	1,036	881,595
4.25%, 04/01/46	1,129	935,140
3.90%, 06/15/47	1,094	851,054
4.50%, 12/06/48	729	616,991
3.13%, 12/15/49	1,396	928,614
3.35%, 04/15/50	1,298	898,192
2.38%, 03/15/51	1,695	948,654
2.75%, 09/15/51(a)	1,038	629,274
3.63%, 04/15/52	1,108	797,380
4.95%, 09/15/52	1,055	949,154
5.30%, 06/25/54	1,005	953,008
3.50%, 09/15/56	1,200	825,787
5.40%, 06/25/64	740	700,861
Lowe’s Cos., Inc.
5.50%, 10/15/35	400	408,965
5.00%, 04/15/40	329	306,440
2.80%, 09/15/41	1,213	821,414
4.65%, 04/15/42	200	171,910
4.38%, 09/15/45	429	345,544
3.70%, 04/15/46	900	652,978
4.05%, 05/03/47	1,579	1,200,241
4.55%, 04/05/49	550	439,920
5.13%, 04/15/50	500	437,713
3.00%, 10/15/50	1,919	1,169,329
3.50%, 04/01/51(a)	829	554,786
4.25%, 04/01/52	1,658	1,263,133
5.63%, 04/15/53	1,095	1,027,229
5.75%, 07/01/53(a)	555	530,636
4.45%, 04/01/62	450	341,587
5.80%, 09/15/62	700	662,077
5.85%, 04/01/63	375	357,031
		28,002,581
Capital Markets — 0.3%
Apollo Global Management, Inc., 5.80%, 05/21/54	650	621,347
Ares Management Corp., 5.60%, 10/11/54	550	502,292
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	300	202,601
CI Financial Corp., 4.10%, 06/15/51(a)	400	273,815
Franklin Resources, Inc., 2.95%, 08/12/51	325	196,892
Invesco Finance PLC, 5.38%, 11/30/43	513	473,014
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	965,462
Legg Mason, Inc., 5.63%, 01/15/44	616	591,548
Raymond James Financial, Inc.
4.95%, 07/15/46	713	630,131
3.75%, 04/01/51(a)	575	408,171

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Voya Financial, Inc.
5.70%, 07/15/43	$413	$ 393,443
4.80%, 06/15/46	305	258,993
		5,517,709
Chemicals — 1.4%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	1,033	745,422
2.80%, 05/15/50	684	430,555
Albemarle Corp.
5.45%, 12/01/44	375	303,796
5.65%, 06/01/52(a)	100	80,689
CF Industries, Inc.
4.95%, 06/01/43	663	565,444
5.38%, 03/15/44	688	618,308
Dow Chemical Co.
9.40%, 05/15/39	629	802,171
5.25%, 11/15/41	826	733,892
4.38%, 11/15/42	863	679,589
4.63%, 10/01/44	50	39,953
5.55%, 11/30/48	829	739,983
4.80%, 05/15/49	129	102,583
3.60%, 11/15/50	1,663	1,088,771
6.90%, 05/15/53(a)	550	575,548
5.60%, 02/15/54	650	574,666
5.95%, 03/15/55	550	510,941
DuPont de Nemours, Inc.
5.32%, 11/15/38	838	857,984
5.42%, 11/15/48	2,318	2,263,183
Eastman Chemical Co.
4.80%, 09/01/42	663	565,525
4.65%, 10/15/44	629	516,834
Ecolab, Inc.
3.95%, 12/01/47	700	555,442
2.13%, 08/15/50	810	433,693
2.70%, 12/15/51	616	369,588
2.75%, 08/18/55	300	177,522
FMC Corp.(a)
4.50%, 10/01/49	607	436,059
6.38%, 05/18/53	270	247,539
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	688	520,720
5.00%, 09/26/48(a)	363	302,259
Linde, Inc.
3.55%, 11/07/42	725	565,972
2.00%, 08/10/50	333	172,200
LYB International Finance BV
5.25%, 07/15/43	700	608,832
4.88%, 03/15/44	838	692,372
LYB International Finance III LLC
3.38%, 10/01/40	741	532,007
4.20%, 10/15/49	1,166	835,294
4.20%, 05/01/50	763	547,987
3.63%, 04/01/51(a)	1,253	809,253
3.80%, 10/01/60	155	96,508
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	745	565,621
Mosaic Co.
4.88%, 11/15/41	300	264,221
5.63%, 11/15/43(a)	420	398,746
Nutrien Ltd.
5.88%, 12/01/36	660	675,238
5.63%, 12/01/40	400	392,561
6.13%, 01/15/41	350	355,184
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
4.90%, 06/01/43	$213	$ 189,735
5.25%, 01/15/45	220	200,425
5.00%, 04/01/49	520	456,003
3.95%, 05/13/50	513	375,538
5.80%, 03/27/53(a)	810	785,848
RPM International, Inc.
5.25%, 06/01/45	163	150,903
4.25%, 01/15/48(a)	400	327,405
Sherwin-Williams Co.
4.55%, 08/01/45	500	413,663
4.50%, 06/01/47	1,104	915,616
3.80%, 08/15/49	577	415,245
3.30%, 05/15/50	200	132,189
2.90%, 03/15/52	325	193,819
Westlake Corp.
2.88%, 08/15/41	295	193,823
5.00%, 08/15/46(a)	820	697,567
4.38%, 11/15/47	265	202,950
3.13%, 08/15/51	520	313,593
3.38%, 08/15/61(a)	470	273,462
		29,588,439
Commercial Services & Supplies — 1.4%
American University, Series 2019, 3.67%, 04/01/49	111	82,243
Brown University, 2.92%, 09/01/50	610	400,443
California Endowment, Series 2021, 2.50%, 04/01/51	300	176,144
California Institute of Technology
4.70%, 11/01/2111	350	282,177
3.65%, 09/01/2119	1,229	763,936
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122	279	256,117
Claremont Mckenna College, 3.78%, 01/01/2122	100	64,024
Duke University
Series 2020, 2.68%, 10/01/44	125	88,579
Series 2020, 2.83%, 10/01/55	1,280	791,791
Emory University, Series 2020, 2.97%, 09/01/50	288	186,274
Ford Foundation, Series 2020, 2.82%, 06/01/70	620	339,127
GATX Corp.
5.50%, 06/15/35	400	396,405
5.20%, 03/15/44	150	134,070
3.10%, 06/01/51	400	244,464
6.05%, 06/05/54(a)	745	722,000
George Washington University
4.87%, 09/15/45(a)	251	228,447
Series 2014, 4.30%, 09/15/44	163	137,608
Series 2018, 4.13%, 09/15/48	606	481,885
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	102	66,195
Series B, 4.32%, 04/01/49	225	183,048
Global Payments, Inc.
4.15%, 08/15/49	543	387,261
5.95%, 08/15/52(a)	685	627,108
Howard University, Series 22A, 5.21%, 10/01/52	64	56,392
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	225	177,524
Series A, 2.81%, 01/01/60(a)	150	85,376
Leland Stanford Junior University
3.65%, 05/01/48	695	532,464
2.41%, 06/01/50	600	352,186
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,787,198
3.07%, 04/01/52	130	86,578
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Massachusetts Institute of Technology (continued)
5.60%, 07/01/2111	$488	$ 485,127
4.68%, 07/01/2114	275	226,870
3.89%, 07/01/2116	300	204,444
Series F, 2.99%, 07/01/50	116	76,912
Series G, 2.29%, 07/01/51	101	56,824
Moody’s Corp.
2.75%, 08/19/41	697	479,716
5.25%, 07/15/44	600	560,777
4.88%, 12/17/48	300	260,590
3.25%, 05/20/50	364	240,658
3.75%, 02/25/52	316	232,512
3.10%, 11/29/61(a)	384	233,639
Northeastern University, Series 2020, 2.89%, 10/01/50	275	178,995
Northwestern University
4.94%, 12/01/35	550	551,645
Series 2017, 3.66%, 12/01/57	1,000	723,039
PayPal Holdings, Inc.
3.25%, 06/01/50(a)	1,175	780,036
5.05%, 06/01/52(a)	830	740,522
5.50%, 06/01/54	100	94,578
5.25%, 06/01/62	255	227,821
President and Fellows of Harvard College
4.88%, 10/15/40(a)	200	194,536
3.15%, 07/15/46	1,513	1,071,356
2.52%, 10/15/50(a)	133	79,264
3.75%, 11/15/52	100	75,712
3.30%, 07/15/56	579	393,551
Quanta Services, Inc., 3.05%, 10/01/41	151	104,582
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	704	415,459
S&P Global, Inc.
3.25%, 12/01/49	545	378,582
3.70%, 03/01/52	849	633,727
2.30%, 08/15/60	763	385,944
3.90%, 03/01/62	225	165,774
Thomas Jefferson University, 3.85%, 11/01/57	43	30,047
TR Finance LLC
5.50%, 08/15/35	350	350,947
5.85%, 04/15/40	500	510,793
5.65%, 11/23/43	279	263,577
Trustees of Boston College, 3.13%, 07/01/52(a)	413	276,902
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35(a)	270	257,796
Trustees of Princeton University
5.70%, 03/01/39	263	283,003
4.20%, 03/01/52(a)	1,000	835,458
Series 2020, 2.52%, 07/01/50(a)	346	211,884
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	228	147,179
Series 2020, 2.40%, 10/01/50	674	390,287
University of Chicago
4.00%, 10/01/53	100	77,994
Series C, 2.55%, 04/01/50(a)	164	104,826
University of Miami, Series 2022, 4.06%, 04/01/52	500	387,586
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	400	303,210
Series 2017, 3.39%, 02/15/48	278	204,371
University of Southern California
3.03%, 10/01/39	780	627,497
2.81%, 10/01/50	63	39,638
Security	Par (000)	Value
Commercial Services & Supplies (continued)
University of Southern California (continued)
4.98%, 10/01/53(a)	$365	$ 336,446
5.25%, 10/01/2111(a)	175	161,007
Series 2017, 3.84%, 10/01/47	1,000	788,278
Series 2021A, 2.95%, 10/01/51	983	627,945
Series A, 3.23%, 10/01/2120	61	34,658
Verisk Analytics, Inc.
5.50%, 06/15/45	300	287,248
3.63%, 05/15/50	372	260,268
Washington University
4.35%, 04/15/2122	129	97,346
Series 2022, 3.52%, 04/15/54(a)	1,450	1,039,318
William Marsh Rice University
3.57%, 05/15/45	375	296,666
3.77%, 05/15/55	265	198,946
Yale University, Series 2020, 2.40%, 04/15/50(a)	113	66,448
		29,867,825
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41	413	406,776
Motorola Solutions, Inc., 5.50%, 09/01/44(a)	300	289,096
		695,872
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	825	687,967
Mastercard, Inc.
3.80%, 11/21/46	650	515,017
3.95%, 02/26/48	550	439,477
3.65%, 06/01/49	313	236,447
3.85%, 03/26/50	1,444	1,128,815
2.95%, 03/15/51	404	264,434
Visa, Inc.
4.15%, 12/14/35	1,213	1,154,571
2.70%, 04/15/40	729	548,209
4.30%, 12/14/45	2,700	2,321,278
3.65%, 09/15/47	776	594,094
2.00%, 08/15/50(a)	1,436	778,029
Western Union Co., 6.20%, 11/17/36(a)	433	435,110
		9,103,448
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.(a)
4.13%, 04/03/50	254	184,860
5.50%, 11/01/52	300	269,079
Dollar Tree, Inc., 3.38%, 12/01/51	429	260,679
Target Corp.
6.50%, 10/15/37	400	444,124
7.00%, 01/15/38	455	520,017
4.00%, 07/01/42(a)	1,100	918,141
3.63%, 04/15/46	452	334,747
3.90%, 11/15/47	138	106,322
2.95%, 01/15/52(a)	625	391,470
4.80%, 01/15/53(a)	1,025	899,615
Walmart, Inc.
5.25%, 09/01/35(a)	925	965,063
6.50%, 08/15/37	1,000	1,140,399
6.20%, 04/15/38	650	724,244
3.95%, 06/28/38	200	181,818
5.63%, 04/01/40(a)	359	382,198
5.00%, 10/25/40	350	346,311
5.63%, 04/15/41	575	601,990
2.50%, 09/22/41	1,004	702,705
4.00%, 04/11/43	175	148,121
4.30%, 04/22/44	300	261,777

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
3.63%, 12/15/47	$250	$ 191,144
4.05%, 06/29/48	2,093	1,720,695
2.95%, 09/24/49	675	452,331
2.65%, 09/22/51	1,292	800,050
4.50%, 09/09/52	300	260,985
4.50%, 04/15/53(a)	1,500	1,307,477
		14,516,362
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	538	401,091
3.05%, 10/01/51	445	273,758
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)(d)	1,150	1,104,554
Sonoco Products Co., 5.75%, 11/01/40	450	445,984
		2,225,387
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	686	601,323
3.75%, 05/15/46	350	270,690
4.20%, 05/15/47	450	366,682
		1,238,695
Diversified REITs — 0.7%
American Tower Corp.
3.70%, 10/15/49	500	355,895
3.10%, 06/15/50	978	626,197
2.95%, 01/15/51(a)	1,745	1,081,326
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	725	474,252
Brookfield Finance, Inc.
4.70%, 09/20/47	873	715,379
3.50%, 03/30/51	881	580,923
3.63%, 02/15/52	329	220,183
5.97%, 03/04/54	915	888,693
5.81%, 03/03/55	375	356,162
Crown Castle, Inc.
2.90%, 04/01/41	1,609	1,124,730
4.75%, 05/15/47	100	84,253
5.20%, 02/15/49	450	393,277
4.00%, 11/15/49	250	181,699
4.15%, 07/01/50	250	185,706
3.25%, 01/15/51	750	477,459
Equinix, Inc.
3.00%, 07/15/50	664	406,234
2.95%, 09/15/51	350	210,184
3.40%, 02/15/52	535	350,526
Federal Realty OP LP, 4.50%, 12/01/44	100	82,760
GLP Capital LP/GLP Financing II, Inc., 6.25%, 09/15/54	200	188,170
Kimco Realty OP LLC
4.25%, 04/01/45	500	395,346
4.13%, 12/01/46	250	192,591
4.45%, 09/01/47	408	328,618
3.70%, 10/01/49	413	289,609
Prologis LP
4.38%, 09/15/48	496	406,112
3.05%, 03/01/50	100	64,094
3.00%, 04/15/50	700	445,677
2.13%, 10/15/50	300	155,791
5.25%, 06/15/53(a)	585	541,822
5.25%, 03/15/54	875	810,465
Security	Par (000)	Value
Diversified REITs (continued)
Regency Centers LP
4.40%, 02/01/47	$463	$ 377,807
4.65%, 03/15/49	300	252,179
VICI Properties LP
5.63%, 05/15/52	629	563,467
6.13%, 04/01/54(a)	520	496,115
Weyerhaeuser Co., 4.00%, 03/09/52	600	438,848
		14,742,549
Diversified Telecommunication Services — 3.8%
AT&T, Inc.
4.50%, 05/15/35(a)	2,720	2,568,686
5.25%, 03/01/37	950	934,497
4.90%, 08/15/37	925	872,705
6.30%, 01/15/38(a)	300	321,865
6.55%, 02/15/39	300	324,943
4.85%, 03/01/39	1,500	1,394,617
5.35%, 09/01/40	550	526,371
6.38%, 03/01/41	100	103,554
3.50%, 06/01/41	2,600	1,991,545
5.55%, 08/15/41	500	482,010
4.30%, 12/15/42	750	624,110
3.10%, 02/01/43	1,050	737,497
4.65%, 06/01/44	405	337,828
4.80%, 06/15/44	200	172,372
4.35%, 06/15/45	250	201,576
4.75%, 05/15/46	2,000	1,701,510
5.15%, 11/15/46	780	697,667
5.65%, 02/15/47	900	875,772
5.45%, 03/01/47	300	277,977
4.50%, 03/09/48	650	527,675
4.55%, 03/09/49	1,050	850,611
5.15%, 02/15/50	500	440,718
3.65%, 06/01/51	2,150	1,504,839
3.30%, 02/01/52	1,450	938,702
3.50%, 09/15/53	7,664	5,138,709
3.55%, 09/15/55	6,333	4,227,082
5.70%, 03/01/57	350	332,481
3.80%, 12/01/57	6,799	4,690,397
3.65%, 09/15/59	4,986	3,301,673
3.85%, 06/01/60	900	613,904
3.50%, 02/01/61(a)	850	539,529
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,035	827,307
4.30%, 07/29/49(a)	273	212,637
3.65%, 03/17/51	200	140,683
3.65%, 08/15/52	441	307,162
5.55%, 02/15/54(a)	675	632,430
Cisco Systems, Inc.
5.90%, 02/15/39	1,609	1,712,338
5.50%, 01/15/40	1,777	1,812,785
5.30%, 02/26/54	1,805	1,722,566
5.50%, 02/24/55	555	545,547
5.35%, 02/26/64	860	815,139
Nokia OYJ, 6.63%, 05/15/39	300	301,149
Telefonica Emisiones SA
7.05%, 06/20/36	1,915	2,121,476
4.67%, 03/06/38	355	320,710
5.21%, 03/08/47	1,867	1,631,281
4.90%, 03/06/48	882	738,426
5.52%, 03/01/49(a)	1,200	1,090,917
TELUS Corp.
4.60%, 11/16/48	880	702,463
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
TELUS Corp. (continued)
4.30%, 06/15/49	$138	$ 104,900
Verizon Communications, Inc.
5.85%, 09/15/35(a)	350	365,099
4.27%, 01/15/36	950	871,687
5.25%, 03/16/37	1,250	1,234,914
4.81%, 03/15/39	1,342	1,250,830
2.65%, 11/20/40	3,138	2,209,354
3.40%, 03/22/41	2,986	2,272,261
2.85%, 09/03/41	1,288	897,892
4.75%, 11/01/41	400	355,075
3.85%, 11/01/42	463	367,180
6.55%, 09/15/43	500	541,590
4.13%, 08/15/46	950	749,130
4.86%, 08/21/46	2,084	1,834,368
5.50%, 03/16/47	500	478,972
4.52%, 09/15/48	1,250	1,036,893
5.01%, 04/15/49	400	363,723
4.00%, 03/22/50	1,279	970,096
2.88%, 11/20/50(a)	2,123	1,300,554
3.55%, 03/22/51	3,149	2,220,131
3.88%, 03/01/52(a)	1,722	1,267,745
5.50%, 02/23/54	360	345,650
5.01%, 08/21/54	1,100	972,875
4.67%, 03/15/55	900	753,404
2.99%, 10/30/56	3,314	1,970,793
3.00%, 11/20/60(a)	1,625	943,535
3.70%, 03/22/61	3,287	2,234,116
		81,801,205
Electric Utilities — 11.1%
AEP Texas, Inc.
3.80%, 10/01/47	250	173,486
3.45%, 05/15/51	379	248,891
5.25%, 05/15/52	580	505,522
Series G, 4.15%, 05/01/49	300	224,390
Series H, 3.45%, 01/15/50	263	176,906
AEP Transmission Co. LLC
4.00%, 12/01/46	200	156,996
3.75%, 12/01/47	600	445,494
4.25%, 09/15/48	200	159,516
3.80%, 06/15/49	829	602,863
3.15%, 09/15/49	164	108,378
5.40%, 03/15/53	700	658,945
Series M, 3.65%, 04/01/50	413	300,002
Series N, 2.75%, 08/15/51	379	225,154
Series O, 4.50%, 06/15/52	450	370,977
Alabama Power Co.
6.13%, 05/15/38	179	192,819
6.00%, 03/01/39	450	480,408
3.85%, 12/01/42	600	476,077
4.15%, 08/15/44	375	306,217
3.75%, 03/01/45	268	206,438
4.30%, 01/02/46	213	176,860
3.45%, 10/01/49	570	398,774
3.13%, 07/15/51	521	340,506
3.00%, 03/15/52	675	426,813
Series A, 4.30%, 07/15/48	100	82,174
Series B, 3.70%, 12/01/47	277	206,574
Ameren Illinois Co.
4.15%, 03/15/46	463	376,915
3.70%, 12/01/47	675	502,561
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co. (continued)
4.50%, 03/15/49	$475	$ 400,518
3.25%, 03/15/50	147	99,045
2.90%, 06/15/51	175	108,565
5.90%, 12/01/52	400	410,133
5.55%, 07/01/54	350	341,593
5.63%, 03/01/55	575	564,542
American Electric Power Co., Inc., 3.25%, 03/01/50	529	336,936
Appalachian Power Co.
7.00%, 04/01/38	400	445,200
4.40%, 05/15/44	263	211,427
4.45%, 06/01/45	400	320,173
Series Y, 4.50%, 03/01/49	350	278,497
Series Z, 3.70%, 05/01/50	425	294,766
Arizona Public Service Co.
5.05%, 09/01/41	263	240,661
4.50%, 04/01/42	829	698,702
4.35%, 11/15/45	350	281,530
3.75%, 05/15/46	325	240,878
4.20%, 08/15/48	63	48,383
4.25%, 03/01/49	300	230,328
3.50%, 12/01/49	211	141,691
3.35%, 05/15/50	400	267,519
2.65%, 09/15/50	450	259,853
Avista Corp.
4.35%, 06/01/48	496	400,630
4.00%, 04/01/52	300	216,892
Baltimore Gas and Electric Co.
6.35%, 10/01/36	388	419,029
3.50%, 08/15/46	279	200,526
3.75%, 08/15/47	400	295,939
4.25%, 09/15/48	250	199,606
3.20%, 09/15/49	595	394,732
2.90%, 06/15/50	421	261,295
4.55%, 06/01/52	630	522,330
5.40%, 06/01/53	410	382,467
5.65%, 06/01/54(a)	250	243,945
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,188	1,252,800
5.95%, 05/15/37	454	476,668
5.15%, 11/15/43	713	663,983
4.50%, 02/01/45	179	151,151
3.80%, 07/15/48	763	555,152
4.45%, 01/15/49	1,113	898,496
4.25%, 10/15/50	579	448,774
2.85%, 05/15/51	1,629	969,037
4.60%, 05/01/53	629	513,894
Black Hills Corp.(a)
4.20%, 09/15/46	250	197,344
3.88%, 10/15/49	213	152,725
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	526	404,383
4.50%, 04/01/44	300	258,486
3.95%, 03/01/48	413	318,341
5.30%, 04/01/53	260	241,703
Series AC, 4.25%, 02/01/49	650	519,674
Series AD, 2.90%, 07/01/50	25	15,722
Series AF, 3.35%, 04/01/51(a)	413	284,869
Series AH, 3.60%, 03/01/52	50	35,505
Series AJ, 4.85%, 10/01/52	500	438,685
CenterPoint Energy, Inc., 3.70%, 09/01/49	263	186,245
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	244,541

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	$280	$ 288,505
CMS Energy Corp., 4.88%, 03/01/44	250	220,771
Commonwealth Edison Co.
5.90%, 03/15/36	900	946,219
6.45%, 01/15/38	100	109,733
3.80%, 10/01/42	320	253,275
4.60%, 08/15/43	175	151,644
3.70%, 03/01/45	213	161,253
4.35%, 11/15/45	800	658,219
3.65%, 06/15/46	620	458,417
4.00%, 03/01/48	429	331,419
4.00%, 03/01/49	529	404,883
3.00%, 03/01/50	263	166,965
5.30%, 02/01/53	665	617,606
5.65%, 06/01/54	495	482,406
Series 123, 3.75%, 08/15/47	400	296,556
Series 127, 3.20%, 11/15/49	605	399,053
Series 130, 3.13%, 03/15/51	879	569,277
Series 131, 2.75%, 09/01/51	513	303,785
Series 133, 3.85%, 03/15/52	659	487,941
Connecticut Light and Power Co.
4.30%, 04/15/44	600	498,209
4.00%, 04/01/48	510	397,088
5.25%, 01/15/53	200	186,293
Series A, 4.15%, 06/01/45	300	244,524
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	406,096
3.95%, 03/01/43	572	456,096
4.45%, 03/15/44	688	584,283
4.50%, 12/01/45	663	559,679
3.85%, 06/15/46	429	328,591
3.20%, 12/01/51	550	355,341
6.15%, 11/15/52	800	831,588
5.90%, 11/15/53	725	729,682
5.70%, 05/15/54	775	762,935
4.63%, 12/01/54	725	597,309
4.50%, 05/15/58	229	182,036
3.70%, 11/15/59	680	464,458
3.60%, 06/15/61(a)	720	477,735
Series 2006-A, 5.85%, 03/15/36	625	655,351
Series 2006-B, 6.20%, 06/15/36	75	80,733
Series 2007-A, 6.30%, 08/15/37	493	532,079
Series 2008-B, 6.75%, 04/01/38	800	902,375
Series 2009-C, 5.50%, 12/01/39	867	864,247
Series 2012-A, 4.20%, 03/15/42	329	274,172
Series 2017, 3.88%, 06/15/47	600	456,608
Series 20B, 3.95%, 04/01/50	1,154	883,713
Series A, 4.13%, 05/15/49	313	243,064
Series C, 4.30%, 12/01/56(a)	213	164,739
Series C, 4.00%, 11/15/57	370	264,317
Series C, 3.00%, 12/01/60	660	383,086
Series E, 4.65%, 12/01/48	463	391,994
Constellation Energy Generation LLC
6.25%, 10/01/39(a)	647	672,958
5.75%, 10/01/41	413	402,092
5.60%, 06/15/42	619	590,843
6.50%, 10/01/53	490	506,372
5.75%, 03/15/54(a)	1,000	945,735
Consumers Energy Co.
3.95%, 05/15/43	300	242,112
3.25%, 08/15/46	600	427,573
3.95%, 07/15/47	300	234,704
4.05%, 05/15/48(a)	950	749,449
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
4.35%, 04/15/49	$829	$ 688,507
3.10%, 08/15/50	590	391,176
3.50%, 08/01/51	429	304,265
2.65%, 08/15/52	134	79,134
4.20%, 09/01/52	1,110	887,665
2.50%, 05/01/60	399	216,054
Dayton Power & Light Co., 3.95%, 06/15/49	300	220,467
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100	105,267
5.45%, 02/01/41	579	559,890
4.60%, 06/15/43	563	491,973
6.25%, 10/15/53	440	466,869
5.10%, 06/01/65	613	531,043
Dominion Energy, Inc.
7.00%, 06/15/38	163	181,816
4.70%, 12/01/44	829	695,049
Series A, 4.60%, 03/15/49	513	412,908
Series B, 5.95%, 06/15/35	390	403,363
Series B, 3.30%, 04/15/41	325	234,503
Series B, 4.85%, 08/15/52(a)	800	667,076
Series C, 4.90%, 08/01/41	509	447,561
DTE Electric Co.
4.30%, 07/01/44	400	333,524
3.70%, 03/15/45	184	141,009
3.70%, 06/01/46	163	123,159
3.75%, 08/15/47	630	473,702
3.95%, 03/01/49	750	582,307
2.95%, 03/01/50	229	146,979
5.40%, 04/01/53(a)	500	482,687
Series A, 4.00%, 04/01/43	397	320,839
Series A, 4.05%, 05/15/48	463	368,265
Series B, 3.25%, 04/01/51	479	322,432
Series B, 3.65%, 03/01/52	367	264,999
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	435,559
6.00%, 01/15/38	900	948,031
6.05%, 04/15/38	511	538,903
5.30%, 02/15/40	713	704,281
4.25%, 12/15/41	279	236,570
4.00%, 09/30/42	513	415,836
3.75%, 06/01/45	500	380,478
3.88%, 03/15/46	800	619,852
3.70%, 12/01/47	438	322,463
3.95%, 03/15/48	329	250,866
3.20%, 08/15/49	369	245,589
3.45%, 04/15/51	425	294,952
3.55%, 03/15/52	392	274,469
5.35%, 01/15/53	950	894,789
5.40%, 01/15/54	432	411,708
Duke Energy Corp.
3.30%, 06/15/41	779	566,579
4.80%, 12/15/45	663	561,471
3.75%, 09/01/46	893	644,121
3.95%, 08/15/47	413	302,402
4.20%, 06/15/49	613	465,762
3.50%, 06/15/51	429	285,349
5.00%, 08/15/52	850	727,526
6.10%, 09/15/53	825	823,585
5.80%, 06/15/54	825	794,031
Duke Energy Florida LLC
6.35%, 09/15/37	500	548,629
6.40%, 06/15/38	1,100	1,195,820
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC (continued)
5.65%, 04/01/40	$300	$ 302,672
3.85%, 11/15/42	200	157,513
3.40%, 10/01/46	863	609,736
4.20%, 07/15/48	450	357,447
3.00%, 12/15/51	425	266,548
5.95%, 11/15/52(a)	525	532,015
6.20%, 11/15/53	150	157,538
Duke Energy Indiana LLC
6.12%, 10/15/35(a)	500	529,041
6.35%, 08/15/38	275	298,961
6.45%, 04/01/39	200	217,693
3.75%, 05/15/46	163	122,199
2.75%, 04/01/50	500	301,189
5.40%, 04/01/53	250	233,489
Series WWW, 4.90%, 07/15/43	163	147,426
Series YYY, 3.25%, 10/01/49	800	530,696
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	120,142
4.30%, 02/01/49	300	237,385
5.65%, 04/01/53	225	217,293
5.55%, 03/15/54	475	452,850
Duke Energy Progress LLC
6.30%, 04/01/38	300	322,363
4.10%, 05/15/42	922	760,083
4.10%, 03/15/43	863	702,735
4.38%, 03/30/44	326	275,503
4.15%, 12/01/44	313	254,007
4.20%, 08/15/45	363	296,099
3.70%, 10/15/46	288	214,389
3.60%, 09/15/47	829	599,962
2.50%, 08/15/50	413	236,360
2.90%, 08/15/51(a)	576	355,040
4.00%, 04/01/52	300	226,778
5.35%, 03/15/53	500	467,213
5.55%, 03/15/55	475	459,645
El Paso Electric Co., 6.00%, 05/15/35	213	219,460
Emera U.S. Finance LP, 4.75%, 06/15/46	988	795,563
Entergy Arkansas LLC
4.20%, 04/01/49	125	98,646
2.65%, 06/15/51	975	567,325
3.35%, 06/15/52	338	224,314
5.75%, 06/01/54	200	196,749
Entergy Corp., 3.75%, 06/15/50	714	495,190
Entergy Louisiana LLC
3.10%, 06/15/41	525	380,131
4.95%, 01/15/45(a)	450	392,722
4.20%, 09/01/48	913	718,587
4.20%, 04/01/50	479	374,810
2.90%, 03/15/51	643	397,154
4.75%, 09/15/52	500	427,985
5.70%, 03/15/54	775	755,016
5.80%, 03/15/55	825	812,543
Entergy Mississippi LLC
3.85%, 06/01/49	413	302,808
3.50%, 06/01/51	325	223,334
5.85%, 06/01/54	275	272,208
5.80%, 04/15/55	375	368,382
Entergy Texas, Inc.
4.50%, 03/30/39	425	379,877
3.55%, 09/30/49	405	281,987
5.00%, 09/15/52	300	262,311
5.80%, 09/01/53	75	73,501
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Texas, Inc. (continued)
5.55%, 09/15/54	$125	$ 118,251
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	475,499
4.10%, 04/01/43	400	325,964
4.25%, 12/01/45	311	250,814
3.25%, 09/01/49	113	74,769
3.45%, 04/15/50	513	349,978
5.70%, 03/15/53	345	336,694
Evergy Metro, Inc.
5.30%, 10/01/41	340	325,120
4.20%, 06/15/47	250	197,720
4.20%, 03/15/48	150	117,872
Series 2019, 4.13%, 04/01/49	550	425,623
Eversource Energy, 3.45%, 01/15/50	929	628,495
Exelon Corp.
4.95%, 06/15/35	300	286,724
5.63%, 06/15/35	425	430,066
5.10%, 06/15/45	763	682,279
4.45%, 04/15/46	300	242,679
4.70%, 04/15/50	738	606,487
4.10%, 03/15/52	159	119,677
5.60%, 03/15/53(a)	225	211,341
5.88%, 03/15/55	800	779,723
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	750	625,625
Series C, 3.40%, 03/01/50	750	496,067
Florida Power & Light Co.
4.95%, 06/01/35	830	828,488
5.65%, 02/01/37	300	310,870
5.95%, 02/01/38	450	478,866
5.96%, 04/01/39	450	474,347
5.69%, 03/01/40	513	527,483
5.25%, 02/01/41	413	401,139
4.13%, 02/01/42	663	556,252
4.05%, 06/01/42	700	584,836
3.80%, 12/15/42	400	318,427
4.05%, 10/01/44	620	506,491
3.70%, 12/01/47	829	626,395
3.95%, 03/01/48	1,163	913,891
4.13%, 06/01/48(a)	413	332,991
3.99%, 03/01/49	663	520,339
3.15%, 10/01/49	633	422,365
2.88%, 12/04/51	1,450	912,804
5.30%, 04/01/53	795	755,229
5.60%, 06/15/54	845	839,340
5.70%, 03/15/55	965	968,078
5.80%, 03/15/65	200	202,517
Georgia Power Co.
4.30%, 03/15/42	1,229	1,043,052
4.30%, 03/15/43	40	33,422
5.13%, 05/15/52(a)	730	671,572
Series 2010-C, 4.75%, 09/01/40	150	136,798
Series A, 3.25%, 03/15/51	775	516,052
Series B, 3.70%, 01/30/50	829	610,739
Iberdrola International BV, 6.75%, 07/15/36	500	561,486
Idaho Power Co.
5.50%, 03/15/53	220	206,886
5.80%, 04/01/54	321	316,352
5.70%, 03/15/55	430	416,013
Series K, 4.20%, 03/01/48	400	320,813
Indiana Michigan Power Co.
6.05%, 03/15/37	513	541,831

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Indiana Michigan Power Co. (continued)
4.25%, 08/15/48	$263	$ 207,734
3.25%, 05/01/51	400	260,509
5.63%, 04/01/53	205	198,121
Series K, 4.55%, 03/15/46	346	289,819
Series L, 3.75%, 07/01/47	229	168,064
Interstate Power and Light Co.
6.25%, 07/15/39	260	275,405
3.70%, 09/15/46	213	158,002
3.50%, 09/30/49	177	122,587
3.10%, 11/30/51	355	224,136
5.45%, 09/30/54	400	375,803
ITC Holdings Corp., 5.30%, 07/01/43	100	91,622
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	585	555,663
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	497	477,753
Kentucky Utilities Co.
5.13%, 11/01/40	450	426,819
4.38%, 10/01/45	829	684,288
3.30%, 06/01/50	375	250,582
Louisville Gas and Electric Co., 4.25%, 04/01/49	454	355,560
MidAmerican Energy Co.
5.75%, 11/01/35	200	210,763
5.80%, 10/15/36	300	315,868
4.80%, 09/15/43	213	193,032
4.40%, 10/15/44	829	699,978
4.25%, 05/01/46	325	266,592
3.95%, 08/01/47	400	309,098
3.65%, 08/01/48	1,013	752,850
4.25%, 07/15/49	943	757,250
3.15%, 04/15/50	613	408,191
2.70%, 08/01/52	425	252,402
5.85%, 09/15/54(a)	1,100	1,113,541
5.30%, 02/01/55	470	439,050
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	323,236
Series B, 3.10%, 07/30/51(a)	413	265,554
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	220,766
4.30%, 03/15/49	388	315,398
Nevada Power Co.
6.00%, 03/15/54	450	454,360
Series EE, 3.13%, 08/01/50	429	273,218
Series GG, 5.90%, 05/01/53	350	346,128
Series N, 6.65%, 04/01/36	100	109,348
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	354	215,325
5.25%, 02/28/53(a)	1,200	1,075,291
5.55%, 03/15/54	700	653,879
5.90%, 03/15/55	550	535,544
Northern States Power Co.
6.20%, 07/01/37	400	438,266
5.35%, 11/01/39	350	350,053
3.40%, 08/15/42	505	379,199
4.13%, 05/15/44	250	204,305
4.00%, 08/15/45	350	280,553
3.60%, 05/15/46	500	371,868
3.60%, 09/15/47	953	700,593
2.90%, 03/01/50	391	250,102
2.60%, 06/01/51	436	258,618
3.20%, 04/01/52	495	330,092
4.50%, 06/01/52	626	522,767
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co. (continued)
5.10%, 05/15/53	$650	$ 594,293
5.40%, 03/15/54	720	686,392
5.65%, 06/15/54	25	24,787
05/15/55(e)	380	376,961
NorthWestern Corp., 4.18%, 11/15/44	550	444,440
NSTAR Electric Co.
5.50%, 03/15/40	100	100,043
4.40%, 03/01/44	250	209,757
3.10%, 06/01/51	250	163,359
4.55%, 06/01/52	281	233,171
4.95%, 09/15/52	425	378,828
Oglethorpe Power Corp.
5.95%, 11/01/39	450	461,526
5.38%, 11/01/40	300	287,656
4.50%, 04/01/47	479	386,264
5.05%, 10/01/48(a)	329	285,533
3.75%, 08/01/50	163	114,183
5.25%, 09/01/50	400	350,340
6.20%, 12/01/53	425	428,117
5.80%, 06/01/54(d)	450	432,215
5.90%, 02/01/55(d)	125	122,019
Ohio Edison Co., 6.88%, 07/15/36	200	224,338
Ohio Power Co.
4.15%, 04/01/48	404	310,761
4.00%, 06/01/49	200	148,630
Series R, 2.90%, 10/01/51	609	366,789
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	352,519
3.85%, 08/15/47	150	113,013
5.60%, 04/01/53	395	380,500
5.80%, 04/01/55	380	374,443
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	463	448,205
4.55%, 12/01/41	450	392,243
5.30%, 06/01/42	345	329,078
3.75%, 04/01/45	363	276,126
3.80%, 09/30/47	404	301,992
4.10%, 11/15/48	413	322,733
3.80%, 06/01/49	279	205,710
3.10%, 09/15/49	509	328,855
3.70%, 05/15/50	470	334,966
2.70%, 11/15/51	626	361,889
4.60%, 06/01/52	200	165,636
4.95%, 09/15/52(a)	750	661,323
5.35%, 10/01/52(a)	300	279,159
5.55%, 06/15/54	500	477,565
5.80%, 04/01/55(d)	650	642,833
Pacific Gas and Electric Co.
4.50%, 07/01/40	1,684	1,398,244
3.30%, 08/01/40	941	678,833
4.20%, 06/01/41	712	553,226
4.45%, 04/15/42	425	334,936
3.75%, 08/15/42	350	251,836
4.60%, 06/15/43	275	219,149
4.75%, 02/15/44	613	501,032
4.30%, 03/15/45	376	285,234
4.25%, 03/15/46	325	244,021
4.00%, 12/01/46	510	364,146
3.95%, 12/01/47	905	638,009
4.95%, 07/01/50	3,171	2,573,425
3.50%, 08/01/50	2,495	1,595,108
5.25%, 03/01/52	543	452,781
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
6.75%, 01/15/53	$930	$ 938,936
6.70%, 04/01/53	665	669,595
5.90%, 10/01/54	850	775,059
6.15%, 03/01/55	475	446,399
PacifiCorp.
5.25%, 06/15/35(a)	263	261,998
6.10%, 08/01/36	400	415,617
5.75%, 04/01/37	500	503,145
6.25%, 10/15/37	100	105,101
6.35%, 07/15/38	243	254,709
6.00%, 01/15/39	125	126,996
4.10%, 02/01/42(a)	363	287,846
4.13%, 01/15/49	429	324,053
4.15%, 02/15/50	763	573,281
3.30%, 03/15/51	625	402,909
2.90%, 06/15/52	976	573,476
5.35%, 12/01/53	1,150	1,025,303
5.50%, 05/15/54	1,135	1,032,759
5.80%, 01/15/55	1,400	1,329,477
PECO Energy Co.
5.95%, 10/01/36	360	383,222
4.15%, 10/01/44	275	226,940
3.70%, 09/15/47	300	223,624
3.90%, 03/01/48	829	637,258
3.00%, 09/15/49	226	146,926
2.80%, 06/15/50	225	138,482
3.05%, 03/15/51	332	212,639
2.85%, 09/15/51	443	273,388
4.60%, 05/15/52	300	252,618
4.38%, 08/15/52	400	325,356
5.25%, 09/15/54	655	612,259
Potomac Electric Power Co.
6.50%, 11/15/37	450	499,140
4.15%, 03/15/43	613	505,377
5.50%, 03/15/54	300	286,367
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	274,458
4.75%, 07/15/43	363	327,699
4.13%, 06/15/44	300	250,175
4.15%, 10/01/45	300	248,567
3.95%, 06/01/47	100	78,690
4.15%, 06/15/48	500	402,462
3.00%, 10/01/49	110	71,950
5.25%, 05/15/53	700	663,262
Progress Energy, Inc., 6.00%, 12/01/39	800	815,558
Public Service Co. of Colorado
6.50%, 08/01/38	200	216,852
3.60%, 09/15/42	463	355,311
4.30%, 03/15/44	300	245,086
3.80%, 06/15/47	229	169,947
4.10%, 06/15/48	300	229,789
4.05%, 09/15/49	329	249,878
5.25%, 04/01/53	550	497,997
5.75%, 05/15/54	450	438,038
5.85%, 05/15/55	650	639,701
Series 17, 744448BZ3, 6.25%, 09/01/37	300	320,118
Series 34, 3.20%, 03/01/50	600	394,403
Series 36, 2.70%, 01/15/51	360	208,675
Series 39, 4.50%, 06/01/52	500	406,083
Public Service Co. of New Hampshire
3.60%, 07/01/49	129	92,338
5.15%, 01/15/53	275	251,488
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	$430	$ 271,524
Public Service Electric and Gas Co.
5.80%, 05/01/37	388	409,735
5.50%, 03/01/40	100	101,445
3.95%, 05/01/42	460	376,667
3.65%, 09/01/42	400	311,655
3.80%, 01/01/43	435	345,599
3.80%, 03/01/46	636	486,990
3.60%, 12/01/47	300	222,125
4.05%, 05/01/48	375	295,484
3.85%, 05/01/49	413	314,915
3.20%, 08/01/49	400	268,183
3.15%, 01/01/50	429	285,679
2.70%, 05/01/50	350	212,212
2.05%, 08/01/50	200	103,866
3.00%, 03/01/51	429	274,833
5.13%, 03/15/53	415	382,925
5.45%, 08/01/53	300	289,322
5.45%, 03/01/54	400	386,633
5.30%, 08/01/54	550	519,133
Series Q, 5.50%, 03/01/55	65	63,510
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	428,975
5.76%, 10/01/39	300	307,899
5.80%, 03/15/40	213	215,668
5.64%, 04/15/41	250	243,976
4.30%, 05/20/45	400	325,010
4.22%, 06/15/48	513	406,155
3.25%, 09/15/49	470	309,425
2.89%, 09/15/51	300	183,190
5.45%, 06/01/53	320	302,088
5.69%, 06/15/54	450	436,066
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	418,447
4.50%, 08/15/40	500	444,096
4.15%, 05/15/48	229	175,783
3.70%, 03/15/52	400	284,780
5.35%, 04/01/53	895	825,923
5.55%, 04/15/54	300	284,796
Series RRR, 3.75%, 06/01/47	450	326,897
Series TTT, 4.10%, 06/15/49	350	266,670
Series UUU, 3.32%, 04/15/50	100	66,543
Series WWW, 2.95%, 08/15/51	800	491,871
Sempra
3.80%, 02/01/38	1,329	1,074,721
6.00%, 10/15/39	659	655,926
4.00%, 02/01/48	479	348,012
Sierra Pacific Power Co., 5.90%, 03/15/54	250	246,843
Southern California Edison Co.
5.63%, 02/01/36	400	391,662
6.05%, 03/15/39(a)	700	694,603
5.50%, 03/15/40	425	394,367
4.50%, 09/01/40	354	292,678
4.05%, 03/15/42	90	68,969
4.65%, 10/01/43	263	212,971
4.00%, 04/01/47	1,779	1,271,103
3.65%, 02/01/50	1,279	854,326
3.45%, 02/01/52	805	510,993
5.70%, 03/01/53	465	415,515
5.88%, 12/01/53	270	248,954
5.75%, 04/15/54	450	405,312
5.90%, 03/01/55	365	336,310

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
6.20%, 09/15/55	$675	$ 649,934
Series 2005-E, 5.35%, 07/15/35	300	274,198
Series 2006-E, 5.55%, 01/15/37	125	120,494
Series 2008-A, 5.95%, 02/01/38	513	508,457
Series 2013-A, 3.90%, 03/15/43	482	356,406
Series 20A, 2.95%, 02/01/51	900	526,111
Series B, 4.88%, 03/01/49	563	456,963
Series C, 3.60%, 02/01/45	438	302,151
Series C, 4.13%, 03/01/48	979	711,650
Series E, 5.45%, 06/01/52	268	231,950
Series H, 3.65%, 06/01/51	629	420,975
Southern Co.
4.25%, 07/01/36	775	701,320
4.40%, 07/01/46	1,920	1,559,848
Southern Power Co.
5.15%, 09/15/41(a)	725	672,117
5.25%, 07/15/43	113	104,057
Series F, 4.95%, 12/15/46	354	304,550
Southwestern Electric Power Co.
6.20%, 03/15/40	50	52,292
3.25%, 11/01/51	479	301,633
Series J, 3.90%, 04/01/45	240	178,370
Series L, 3.85%, 02/01/48	413	296,946
Southwestern Public Service Co.
4.50%, 08/15/41	200	168,810
3.40%, 08/15/46	150	103,018
3.70%, 08/15/47	413	297,739
3.75%, 06/15/49	429	308,120
6.00%, 06/01/54	700	700,752
Series 8, 3.15%, 05/01/50	704	452,277
Tampa Electric Co.
4.10%, 06/15/42	113	93,543
4.35%, 05/15/44	300	249,489
4.30%, 06/15/48	329	262,077
4.45%, 06/15/49	461	375,262
3.63%, 06/15/50	150	107,153
3.45%, 03/15/51	300	204,627
5.00%, 07/15/52	175	153,703
Toledo Edison Co., 6.15%, 05/15/37	276	297,064
Tucson Electric Power Co.
4.85%, 12/01/48(a)	163	141,827
4.00%, 06/15/50	500	372,723
3.25%, 05/01/51	130	84,556
5.50%, 04/15/53	450	422,708
5.90%, 04/15/55(a)	225	224,474
Union Electric Co.
5.30%, 08/01/37	300	303,017
8.45%, 03/15/39	300	379,199
3.90%, 09/15/42	440	355,696
3.65%, 04/15/45	535	402,724
4.00%, 04/01/48	104	80,154
3.25%, 10/01/49	413	281,520
2.63%, 03/15/51	525	309,953
3.90%, 04/01/52	529	397,620
5.45%, 03/15/53	200	190,542
5.25%, 01/15/54	350	322,267
5.13%, 03/15/55	250	226,230
Virginia Electric and Power Co.
6.35%, 11/30/37	550	589,388
8.88%, 11/15/38	750	983,544
4.00%, 01/15/43	638	508,254
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
4.45%, 02/15/44	$788	$ 664,551
4.60%, 12/01/48	424	353,822
3.30%, 12/01/49	359	238,596
2.45%, 12/15/50	1,166	641,671
2.95%, 11/15/51	563	346,380
5.45%, 04/01/53	135	126,276
5.70%, 08/15/53(a)	650	633,463
5.35%, 01/15/54	575	529,752
5.55%, 08/15/54	580	551,472
5.65%, 03/15/55(a)	375	359,768
Series A, 6.00%, 05/15/37	663	691,367
Series B, 6.00%, 01/15/36	829	869,970
Series B, 4.20%, 05/15/45	300	241,597
Series B, 3.80%, 09/15/47	663	491,188
Series C, 4.00%, 11/15/46	575	442,130
Series C, 4.63%, 05/15/52	779	639,174
Series D, 4.65%, 08/15/43	313	272,519
Wisconsin Electric Power Co.
5.70%, 12/01/36	250	262,585
4.30%, 10/15/48(a)	270	220,693
5.05%, 10/01/54(a)	210	187,220
Wisconsin Power and Light Co.
6.38%, 08/15/37	200	216,125
3.65%, 04/01/50	300	212,050
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	76,913
4.75%, 11/01/44	400	354,533
3.30%, 09/01/49	516	351,115
2.85%, 12/01/51	453	274,720
Xcel Energy, Inc.
6.50%, 07/01/36	250	265,437
3.50%, 12/01/49	530	354,057
		241,478,753
Electronic Equipment, Instruments & Components — 0.5%
ABB Finance USA, Inc., 4.38%, 05/08/42	525	458,228
Amphenol Corp., 5.38%, 11/15/54(a)	425	411,515
Corning, Inc.
4.70%, 03/15/37	400	377,438
5.75%, 08/15/40	350	350,464
4.75%, 03/15/42	550	484,977
5.35%, 11/15/48	420	386,347
3.90%, 11/15/49	413	302,654
4.38%, 11/15/57(a)	795	615,040
5.85%, 11/15/68	196	183,537
5.45%, 11/15/79	863	741,026
Emerson Electric Co.
5.25%, 11/15/39	100	101,286
2.75%, 10/15/50	529	326,459
2.80%, 12/21/51	732	451,090
Fortive Corp., 4.30%, 06/15/46	375	296,147
Honeywell International, Inc.
5.70%, 03/15/36	450	466,511
5.70%, 03/15/37	400	414,073
5.38%, 03/01/41	400	397,994
3.81%, 11/21/47	413	310,352
2.80%, 06/01/50	859	534,208
5.25%, 03/01/54	1,525	1,427,100
5.35%, 03/01/64	325	299,830
Tyco Electronics Group SA, 7.13%, 10/01/37(a)	525	608,237
		9,944,513
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	$1,101	$ 1,037,892
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47	1,143	856,811
Halliburton Co.
4.85%, 11/15/35	1,179	1,108,400
6.70%, 09/15/38(a)	300	323,030
7.45%, 09/15/39	930	1,059,323
4.50%, 11/15/41	550	454,537
4.75%, 08/01/43	836	699,467
5.00%, 11/15/45(a)	1,309	1,119,879
NOV, Inc., 3.95%, 12/01/42	1,092	760,725
		7,420,064
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,850	2,897,245
5.14%, 03/15/52	5,414	3,716,174
5.39%, 03/15/62	2,200	1,497,216
		8,110,635
Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	391	305,473
Republic Services, Inc.
6.20%, 03/01/40	400	428,460
5.70%, 05/15/41	400	403,588
3.05%, 03/01/50(a)	300	199,761
Waste Connections, Inc.
3.05%, 04/01/50	604	393,303
2.95%, 01/15/52	625	391,811
Waste Management, Inc.
2.95%, 06/01/41	570	416,912
4.10%, 03/01/45	530	428,240
4.15%, 07/15/49	663	537,351
2.50%, 11/15/50	950	550,407
5.35%, 10/15/54(a)	1,005	966,977
		5,022,283
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	725	561,658
CME Group, Inc.
5.30%, 09/15/43	979	972,416
4.15%, 06/15/48	400	330,874
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,129	809,107
4.25%, 09/21/48	1,113	899,846
3.00%, 06/15/50	1,159	746,814
4.95%, 06/15/52	1,121	998,474
3.00%, 09/15/60(a)	1,185	710,472
5.20%, 06/15/62	1,125	1,014,858
Nasdaq, Inc.
2.50%, 12/21/40	250	170,443
3.25%, 04/28/50	30	19,845
3.95%, 03/07/52	1,102	815,285
5.95%, 08/15/53(a)	350	351,612
6.10%, 06/28/63	800	799,085
		9,200,789
Food Products — 1.6%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	450	460,378
4.54%, 03/26/42	350	310,340
4.02%, 04/16/43	59	48,281
3.75%, 09/15/47	254	190,883
Security	Par (000)	Value
Food Products (continued)
Archer-Daniels-Midland Co. (continued)
4.50%, 03/15/49	$529	$ 444,441
2.70%, 09/15/51	600	360,478
Conagra Brands, Inc.
5.30%, 11/01/38	729	688,998
5.40%, 11/01/48	1,073	951,596
General Mills, Inc.
5.40%, 06/15/40	300	288,632
4.70%, 04/17/48	400	338,936
3.00%, 02/01/51(a)	646	404,291
Hershey Co.
3.38%, 08/15/46	275	199,261
3.13%, 11/15/49	413	277,237
2.65%, 06/01/50	400	242,744
Hormel Foods Corp., 3.05%, 06/03/51	513	330,958
Ingredion, Inc., 3.90%, 06/01/50	413	305,571
J.M. Smucker Co.
6.50%, 11/15/43	625	662,929
4.38%, 03/15/45	563	455,362
6.50%, 11/15/53(a)	705	748,609
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	1,175	904,513
6.50%, 12/01/52	1,325	1,359,572
7.25%, 11/15/53	700	778,665
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(d)	410	416,074
Kellanova
4.50%, 04/01/46	678	577,539
5.75%, 05/16/54	275	272,173
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	405,825
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	771	760,655
6.88%, 01/26/39	813	899,850
4.63%, 10/01/39	88	78,852
6.50%, 02/09/40	321	344,091
5.00%, 06/04/42	1,237	1,114,997
5.20%, 07/15/45	928	840,900
4.38%, 06/01/46	2,452	1,983,651
4.88%, 10/01/49	1,637	1,398,583
5.50%, 06/01/50	863	808,555
Kroger Co.
6.90%, 04/15/38	350	387,547
5.40%, 07/15/40	500	486,312
5.00%, 04/15/42	250	225,786
5.15%, 08/01/43	209	191,780
3.88%, 10/15/46	513	382,919
4.45%, 02/01/47	729	594,339
4.65%, 01/15/48	213	177,366
5.40%, 01/15/49	713	656,669
3.95%, 01/15/50	725	537,964
5.50%, 09/15/54(a)	1,240	1,158,223
5.65%, 09/15/64	1,495	1,384,957
McCormick & Co., Inc., 4.20%, 08/15/47	360	286,685
Mondelez International, Inc., 2.63%, 09/04/50	1,155	680,515
Sysco Corp.
5.38%, 09/21/35	450	453,279
6.60%, 04/01/40	650	698,042
4.85%, 10/01/45	397	341,227
4.50%, 04/01/46	128	104,802
4.45%, 03/15/48	213	171,548
3.30%, 02/15/50	600	391,939

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Sysco Corp. (continued)
6.60%, 04/01/50(a)	$779	$ 824,636
3.15%, 12/14/51	1,000	623,339
The Campbell’s Co.
4.80%, 03/15/48	620	532,822
3.13%, 04/24/50(a)	590	379,461
5.25%, 10/13/54	350	314,004
Tyson Foods, Inc.
5.15%, 08/15/44	288	257,873
4.55%, 06/02/47	763	623,731
5.10%, 09/28/48	1,318	1,164,492
		34,686,677
Gas Utilities — 0.7%
Atmos Energy Corp.
5.50%, 06/15/41	450	452,683
4.15%, 01/15/43(a)	476	396,502
4.13%, 10/15/44	815	671,093
4.30%, 10/01/48	788	643,477
4.13%, 03/15/49	115	90,472
3.38%, 09/15/49	570	392,517
2.85%, 02/15/52	200	122,167
5.75%, 10/15/52	500	497,721
6.20%, 11/15/53	550	582,893
5.00%, 12/15/54	400	357,414
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	163	164,280
4.10%, 09/01/47	805	641,639
NiSource, Inc.
5.95%, 06/15/41	519	519,885
5.25%, 02/15/43	151	139,485
4.80%, 02/15/44	963	846,054
5.65%, 02/01/45	678	653,117
4.38%, 05/15/47	688	558,974
3.95%, 03/30/48	775	587,866
5.00%, 06/15/52	450	390,824
5.85%, 04/01/55	100	97,658
ONE Gas, Inc.
4.66%, 02/01/44	563	494,854
4.50%, 11/01/48	350	287,296
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	220,491
3.64%, 11/01/46	255	181,113
3.35%, 06/01/50	604	391,729
5.05%, 05/15/52	125	109,333
Southern California Gas Co.
5.13%, 11/15/40	75	71,142
3.75%, 09/15/42	600	461,184
6.35%, 11/15/52	625	654,409
5.75%, 06/01/53(a)	520	501,546
5.60%, 04/01/54(a)	150	143,075
Series UU, 4.13%, 06/01/48	413	316,247
Series VV, 4.30%, 01/15/49	304	239,974
Series WW, 3.95%, 02/15/50	150	111,578
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	625	625,454
4.40%, 06/01/43	236	195,349
3.95%, 10/01/46	720	544,352
4.40%, 05/30/47	150	120,735
Series 2021-A, 3.15%, 09/30/51	695	432,320
Southwest Gas Corp.
4.15%, 06/01/49	400	301,151
3.18%, 08/15/51(a)	345	218,122
Security	Par (000)	Value
Gas Utilities (continued)
Spire Missouri, Inc., 3.30%, 06/01/51	$400	$ 265,673
Washington Gas Light Co.
3.65%, 09/15/49	513	368,447
Series K, 3.80%, 09/15/46	350	264,521
		16,326,816
Ground Transportation — 2.6%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36(a)	250	274,038
6.15%, 05/01/37(a)	650	703,110
5.75%, 05/01/40	750	775,085
5.05%, 03/01/41	450	424,220
5.40%, 06/01/41	500	489,955
4.95%, 09/15/41	350	326,145
4.40%, 03/15/42	347	301,391
4.38%, 09/01/42	613	527,385
4.45%, 03/15/43	330	287,179
5.15%, 09/01/43	963	913,966
4.90%, 04/01/44	1,013	927,223
4.55%, 09/01/44	813	710,336
4.15%, 04/01/45	1,063	876,725
4.70%, 09/01/45	738	657,198
3.90%, 08/01/46	809	634,438
4.13%, 06/15/47	763	620,052
4.05%, 06/15/48	529	420,008
4.15%, 12/15/48(a)	913	736,515
3.55%, 02/15/50	431	312,164
3.05%, 02/15/51	679	442,779
3.30%, 09/15/51	1,129	769,716
2.88%, 06/15/52(a)	175	108,976
4.45%, 01/15/53	1,150	961,540
5.20%, 04/15/54(a)	810	759,354
5.50%, 03/15/55	1,360	1,331,683
Canadian National Railway Co.
6.20%, 06/01/36	550	591,953
6.38%, 11/15/37	50	55,289
3.20%, 08/02/46	585	410,146
3.65%, 02/03/48	393	294,186
4.45%, 01/20/49	800	680,191
2.45%, 05/01/50	724	417,820
4.40%, 08/05/52	393	328,362
6.13%, 11/01/53	210	225,110
Canadian Pacific Railway Co.
4.80%, 09/15/35	513	495,417
5.95%, 05/15/37	250	261,092
3.00%, 12/02/41	892	640,402
4.30%, 05/15/43	400	336,135
4.80%, 08/01/45	619	549,215
4.95%, 08/15/45	450	406,232
4.70%, 05/01/48	513	443,117
3.50%, 05/01/50	738	515,691
3.10%, 12/02/51	1,442	932,255
4.20%, 11/15/69	177	127,826
6.13%, 09/15/2115	913	895,361
CSX Corp.
6.00%, 10/01/36	125	132,951
6.15%, 05/01/37	650	696,946
6.22%, 04/30/40	750	798,361
5.50%, 04/15/41	550	540,123
4.75%, 05/30/42	1,011	911,683
4.10%, 03/15/44	650	534,401
3.80%, 11/01/46	750	576,090
4.30%, 03/01/48	995	814,086
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
4.75%, 11/15/48	$325	$ 285,534
4.50%, 03/15/49	429	363,011
3.35%, 09/15/49	590	410,919
3.80%, 04/15/50	554	416,056
3.95%, 05/01/50	871	673,906
2.50%, 05/15/51	475	272,754
4.50%, 11/15/52(a)	925	772,141
4.50%, 08/01/54	413	342,667
4.90%, 03/15/55(a)	610	541,673
4.25%, 11/01/66	313	236,683
4.65%, 03/01/68	513	415,686
Norfolk Southern Corp.
4.84%, 10/01/41	600	543,659
3.95%, 10/01/42	626	505,086
4.45%, 06/15/45	563	476,517
4.65%, 01/15/46	525	453,617
3.94%, 11/01/47	745	576,999
4.15%, 02/28/48	713	565,453
4.10%, 05/15/49	50	39,014
3.40%, 11/01/49	476	329,076
3.05%, 05/15/50	875	563,379
2.90%, 08/25/51	626	386,975
4.05%, 08/15/52	829	634,080
3.70%, 03/15/53	422	301,296
4.55%, 06/01/53	875	726,959
5.35%, 08/01/54(a)	850	799,898
3.16%, 05/15/55	954	602,931
5.95%, 03/15/64	325	328,256
5.10%, 08/01/2118	300	254,423
4.10%, 05/15/2121	279	190,340
Union Pacific Corp.
2.89%, 04/06/36(a)	775	634,966
3.60%, 09/15/37	561	482,034
3.55%, 08/15/39	500	413,238
3.20%, 05/20/41	1,050	789,661
3.38%, 02/14/42	493	375,916
4.05%, 11/15/45	388	311,905
4.05%, 03/01/46	516	416,121
3.35%, 08/15/46	275	196,441
4.00%, 04/15/47	500	394,481
4.50%, 09/10/48(a)	413	349,833
4.30%, 03/01/49	750	615,366
3.25%, 02/05/50	1,911	1,302,035
3.80%, 10/01/51	313	233,662
2.95%, 03/10/52	786	495,407
4.95%, 09/09/52	575	522,455
3.50%, 02/14/53	1,516	1,065,055
4.95%, 05/15/53	625	564,037
5.60%, 12/01/54	825	811,595
3.88%, 02/01/55	400	294,957
3.95%, 08/15/59	645	468,235
3.84%, 03/20/60	576	408,949
3.55%, 05/20/61	577	380,688
2.97%, 09/16/62	2,100	1,205,011
5.15%, 01/20/63	200	177,610
4.10%, 09/15/67	400	291,859
3.75%, 02/05/70	475	316,864
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
3.80%, 04/06/71	$559	$ 377,151
3.85%, 02/14/72	451	306,881
		56,113,023
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
4.75%, 11/30/36	1,416	1,398,569
6.15%, 11/30/37	550	606,654
6.00%, 04/01/39(a)	250	272,757
5.30%, 05/27/40	863	874,807
4.75%, 04/15/43	263	246,222
4.90%, 11/30/46	2,125	1,986,283
Baxter International, Inc.
3.50%, 08/15/46	238	165,350
3.13%, 12/01/51(a)	946	580,166
Boston Scientific Corp.
6.50%, 11/15/35	140	155,289
4.55%, 03/01/39	465	432,229
7.38%, 01/15/40	50	59,094
4.70%, 03/01/49(a)	914	804,812
Danaher Corp.
4.38%, 09/15/45	675	577,692
2.60%, 10/01/50	788	466,951
2.80%, 12/10/51(a)	710	434,450
DH Europe Finance II SARL
3.25%, 11/15/39	604	476,244
3.40%, 11/15/49	658	460,421
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	915	961,359
Koninklijke Philips NV
6.88%, 03/11/38	824	888,187
5.00%, 03/15/42	313	280,076
Medtronic, Inc., 4.63%, 03/15/45(a)	1,900	1,684,265
Revvity, Inc., 3.63%, 03/15/51	300	205,772
Solventum Corp.
5.90%, 04/30/54(a)	825	797,413
6.00%, 05/15/64	525	503,300
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	150	104,419
Stryker Corp.
4.10%, 04/01/43	425	347,250
4.38%, 05/15/44	175	148,171
4.63%, 03/15/46	586	510,125
2.90%, 06/15/50	438	280,745
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,477	1,040,445
5.40%, 08/10/43	135	132,603
5.30%, 02/01/44	150	143,576
4.10%, 08/15/47	663	531,323
Zimmer Biomet Holdings, Inc., 4.45%, 08/15/45	388	318,907
		18,875,926
Health Care Providers & Services — 5.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	40,365
Adventist Health System, 3.63%, 03/01/49	227	152,267
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	22,001
3.39%, 10/15/49	1,585	1,112,876
Series 2020, 3.01%, 06/15/50	198	128,616
Aetna, Inc.
6.63%, 06/15/36	500	531,365

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Aetna, Inc. (continued)
6.75%, 12/15/37	$550	$ 585,920
4.50%, 05/15/42	253	206,778
4.75%, 03/15/44	849	706,397
AHS Hospital Corp.
5.02%, 07/01/45	100	92,773
Series 2021, 2.78%, 07/01/51	961	584,503
Allina Health System
Series 2019, 3.89%, 04/15/49	142	107,608
Series 2021, 2.90%, 11/15/51	350	214,312
Ascension Health
3.95%, 11/15/46	943	747,945
Series B, 3.11%, 11/15/39	1,150	902,214
Banner Health
2.91%, 01/01/42	1,140	813,961
2.91%, 01/01/51	231	144,814
Series 2020, 3.18%, 01/01/50	118	79,656
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	538	408,869
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,096	1,307,822
Bon Secours Mercy Health, Inc., Series 2020-2002, 3.21%, 06/01/50	110	73,631
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	97,860
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	106,626
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	861,629
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	56,729
Cigna Group
4.80%, 08/15/38	2,104	1,955,080
3.20%, 03/15/40	929	706,513
6.13%, 11/15/41	350	360,195
4.80%, 07/15/46	1,261	1,086,123
3.88%, 10/15/47	695	511,053
4.90%, 12/15/48	2,493	2,148,732
3.40%, 03/15/50	1,404	932,923
3.40%, 03/15/51	1,561	1,030,873
5.60%, 02/15/54	675	635,565
City of Hope, Series 2013, 5.62%, 11/15/43	610	585,186
Cleveland Clinic Foundation, 4.86%, 01/01/2114	250	208,774
CommonSpirit Health
4.35%, 11/01/42	100	82,128
3.82%, 10/01/49	1,087	783,282
4.19%, 10/01/49(a)	1,361	1,029,649
3.91%, 10/01/50	200	143,732
6.46%, 11/01/52	343	357,541
5.55%, 12/01/54	805	745,806
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	141,370
Corewell Health Obligated Group, Series 2019A, 3.49%, 07/15/49	1,000	714,847
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	686,920
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	664	508,724
Dignity Health, 5.27%, 11/01/64	151	130,616
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	670,493
Elevance Health, Inc.
5.85%, 01/15/36	200	209,355
6.38%, 06/15/37	350	376,942
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
4.63%, 05/15/42	$975	$ 844,835
4.65%, 01/15/43	259	225,460
5.10%, 01/15/44	745	678,928
4.65%, 08/15/44	888	765,237
4.38%, 12/01/47	679	548,810
4.55%, 03/01/48	820	676,014
3.70%, 09/15/49	450	318,916
3.13%, 05/15/50	999	640,528
3.60%, 03/15/51	1,470	1,024,141
4.55%, 05/15/52	679	550,834
6.10%, 10/15/52	810	819,856
5.13%, 02/15/53	900	794,557
5.65%, 06/15/54	1,440	1,369,893
5.70%, 02/15/55	1,375	1,316,682
5.85%, 11/01/64	850	815,965
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	350	260,032
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	426	380,047
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	100	81,562
4.50%, 07/01/57	700	573,135
Series 2020, 2.68%, 09/01/41	126	85,990
Series 2020, 2.88%, 09/01/50	457	284,178
Hartford HealthCare Corp., 3.45%, 07/01/54	113	79,422
HCA, Inc.
5.13%, 06/15/39	979	900,781
4.38%, 03/15/42	500	407,011
5.50%, 06/15/47	1,479	1,340,376
5.25%, 06/15/49	2,056	1,783,019
3.50%, 07/15/51	1,645	1,062,932
4.63%, 03/15/52	1,506	1,181,598
5.90%, 06/01/53	985	926,346
6.00%, 04/01/54(a)	1,690	1,608,626
5.95%, 09/15/54	705	667,430
6.20%, 03/01/55	755	741,018
6.10%, 04/01/64(a)	800	759,408
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	627	466,206
Humana, Inc.
4.63%, 12/01/42	379	314,170
4.95%, 10/01/44	838	713,128
4.80%, 03/15/47	380	308,495
3.95%, 08/15/49	450	319,751
5.50%, 03/15/53	800	707,949
5.75%, 04/15/54	1,175	1,078,236
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	913	563,796
Inova Health System Foundation, 4.07%, 05/15/52(a)	25	19,800
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	222	160,833
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	869,716
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,119	903,750
Series 2019, 3.27%, 11/01/49	243	166,071
Series 2021, 2.81%, 06/01/41	1,530	1,075,600
Series 2021, 3.00%, 06/01/51	2,855	1,818,458
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	612,391
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	452,886
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Mass General Brigham, Inc. (continued)
Series 2020, 3.19%, 07/01/49(a)	$913	$ 621,504
Series 2020, 3.34%, 07/01/60	429	278,020
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	179,861
Series 2021, 3.20%, 11/15/61	1,001	635,165
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	350	290,841
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(a)	325	230,767
Memorial Health Services, 3.45%, 11/01/49	423	295,289
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	123,373
4.13%, 07/01/52(a)	330	262,881
Series 2015, 4.20%, 07/01/55(a)	100	80,550
Series 2020, 2.96%, 01/01/50	1,505	971,761
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	569,493
Montefiore Obligated Group, 4.29%, 09/01/50	300	205,162
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	103	75,546
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	1,000	724,984
Series 2019, 3.74%, 07/01/49	225	147,692
Series 2020, 3.39%, 07/01/50(a)	120	72,585
MultiCare Health System, 2.80%, 08/15/50	300	176,830
MyMichigan Health, Series 2020, 3.41%, 06/01/50	350	243,349
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	21,342
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	513	349,260
4.02%, 08/01/45(a)	97	78,570
2.61%, 08/01/60(a)	413	227,024
Series 2019, 3.95%, 08/01/2119	270	183,716
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	98,463
4.26%, 11/01/47	100	77,708
3.81%, 11/01/49	1,544	1,111,657
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	100	61,159
Novant Health, Inc.
2.64%, 11/01/36	66	51,634
3.17%, 11/01/51	1,058	693,062
3.32%, 11/01/61	141	88,685
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	375	224,639
NYU Langone Hospitals
4.78%, 07/01/44	200	183,202
4.37%, 07/01/47	645	545,383
Series 13-A, 5.75%, 07/01/43	600	613,526
Series 2020, 3.38%, 07/01/55(a)	500	334,762
OhioHealth Corp., 2.83%, 11/15/41	272	194,276
Orlando Health Obligated Group
5.48%, 10/01/35	255	261,341
4.09%, 10/01/48	100	79,740
3.33%, 10/01/50	125	86,199
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	250	206,674
Series 2020, 3.22%, 11/15/50	166	102,014
Piedmont Healthcare, Inc.
2.86%, 01/01/52	375	227,666
Series 2042, 2.72%, 01/01/42	106	73,135
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	96,326
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,599	898,969
Security	Par (000)	Value
Health Care Providers & Services (continued)
Queen’s Health Systems, 4.81%, 07/01/52	$60	$ 53,489
Quest Diagnostics, Inc., 4.70%, 03/30/45(a)	363	314,781
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	257	168,040
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	213	129,433
Sentara Health, Series 2021, 2.93%, 11/01/51(a)	63	39,897
Stanford Health Care
3.03%, 08/15/51(a)	579	375,276
Series 2018, 3.80%, 11/15/48	500	377,427
Summa Health, 3.51%, 11/15/51(a)	130	94,723
Sutter Health
5.55%, 08/15/53(a)	915	891,722
Series 2018, 4.09%, 08/15/48	27	21,235
Series 2020A, 3.16%, 08/15/40	115	88,639
Series 2020A, 3.36%, 08/15/50(a)	800	546,691
Texas Health Resources
2.33%, 11/15/50	382	212,217
4.33%, 11/15/55(a)	125	102,222
Trinity Health Corp.
4.13%, 12/01/45	1,000	823,766
Series 2019, 3.43%, 12/01/48	64	47,022
Series 2021, 2.63%, 12/01/40(a)	29	20,515
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	193,073
UnitedHealth Group, Inc.
4.63%, 07/15/35	708	681,764
5.80%, 03/15/36	1,000	1,042,597
6.50%, 06/15/37	500	549,732
6.63%, 11/15/37	800	888,129
6.88%, 02/15/38	726	823,288
3.50%, 08/15/39	1,784	1,430,001
2.75%, 05/15/40	1,175	837,243
5.95%, 02/15/41	226	231,014
3.05%, 05/15/41	839	607,685
4.63%, 11/15/41	496	437,039
4.38%, 03/15/42	650	556,301
3.95%, 10/15/42	597	481,418
4.25%, 03/15/43	1,163	968,400
5.50%, 07/15/44	900	869,969
4.75%, 07/15/45	2,343	2,051,580
4.20%, 01/15/47	620	492,707
4.25%, 04/15/47	829	661,995
3.75%, 10/15/47	1,113	821,552
4.25%, 06/15/48	1,410	1,125,260
4.45%, 12/15/48	779	639,505
3.70%, 08/15/49	1,443	1,039,859
2.90%, 05/15/50	1,319	815,069
3.25%, 05/15/51	2,358	1,552,244
4.75%, 05/15/52	1,000	843,394
5.88%, 02/15/53	1,400	1,387,261
5.05%, 04/15/53	1,400	1,239,013
5.38%, 04/15/54	1,800	1,669,678
5.63%, 07/15/54	2,400	2,308,276
3.88%, 08/15/59	1,379	961,393
3.13%, 05/15/60	1,200	709,323
4.95%, 05/15/62	1,000	845,139
6.05%, 02/15/63	625	628,504
5.20%, 04/15/63	1,305	1,150,732
5.50%, 04/15/64	1,200	1,111,426
5.75%, 07/15/64	1,950	1,882,196
UPMC, 5.38%, 05/15/43	500	478,312
WakeMed, Series A, 3.29%, 10/01/52(a)	159	105,913

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	$100	$ 63,513
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	278	239,157
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	32,881
		115,011,177
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
5.50%, 10/01/35	150	148,376
5.25%, 05/15/36	365	351,321
4.85%, 04/15/49	263	218,144
4.00%, 02/01/50	379	272,485
3.00%, 05/18/51	830	493,427
3.55%, 03/15/52	1,130	748,669
5.15%, 04/15/53	245	210,314
5.63%, 05/15/54(a)	750	688,133
Healthpeak OP LLC, 6.75%, 02/01/41	250	269,588
Ventas Realty LP
5.70%, 09/30/43	350	336,237
4.38%, 02/01/45	400	321,844
4.88%, 04/15/49	100	84,953
Welltower OP LLC
6.50%, 03/15/41	450	481,584
4.95%, 09/01/48	550	492,484
		5,117,559
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	363	290,375
Marriott International, Inc., 5.50%, 04/15/37	800	780,347
McDonald’s Corp.
4.70%, 12/09/35	421	409,139
6.30%, 10/15/37	875	950,681
6.30%, 03/01/38	579	625,438
5.70%, 02/01/39	300	307,660
4.88%, 07/15/40	139	128,186
3.70%, 02/15/42	826	645,517
3.63%, 05/01/43	275	209,521
4.60%, 05/26/45	579	500,614
4.88%, 12/09/45	879	783,477
4.45%, 03/01/47	863	718,386
4.45%, 09/01/48	225	186,760
3.63%, 09/01/49	1,999	1,435,641
4.20%, 04/01/50	222	174,503
5.15%, 09/09/52	800	726,496
5.45%, 08/14/53	940	894,241
Starbucks Corp.
3.75%, 12/01/47	679	489,513
4.50%, 11/15/48	755	611,729
4.45%, 08/15/49	1,075	857,405
3.35%, 03/12/50	554	363,742
3.50%, 11/15/50	1,135	762,653
		12,852,024
Household Durables — 0.1%
D.R. Horton, Inc., 5.50%, 10/15/35	550	551,317
Leggett & Platt, Inc., 3.50%, 11/15/51	450	265,852
MDC Holdings, Inc.(a)
6.00%, 01/15/43	529	488,941
3.97%, 08/06/61	200	147,865
Security	Par (000)	Value
Household Durables (continued)
Whirlpool Corp.
4.50%, 06/01/46	$388	$ 262,370
4.60%, 05/15/50(a)	146	96,456
		1,812,801
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	470	362,084
5.00%, 06/15/52	400	351,878
Kimberly-Clark Corp.
6.63%, 08/01/37	600	687,750
5.30%, 03/01/41	413	405,246
3.20%, 07/30/46	311	216,500
3.90%, 05/04/47	470	366,288
2.88%, 02/07/50	660	422,865
		2,812,611
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37(a)	350	361,080
3.88%, 06/15/44(a)	300	237,388
3.13%, 09/19/46	563	378,948
3.63%, 10/15/47	600	439,601
4.00%, 09/14/48	929	721,663
3.25%, 08/26/49	955	642,125
3.70%, 04/15/50(a)	518	374,667
Eaton Corp.
4.15%, 11/02/42	813	688,631
3.92%, 09/15/47	250	196,550
4.70%, 08/23/52(a)	500	438,443
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	533,473
3.90%, 09/01/42	1,275	1,041,001
Parker-Hannifin Corp.
6.25%, 05/15/38	295	320,221
4.45%, 11/21/44	525	450,652
4.10%, 03/01/47	613	488,563
4.00%, 06/14/49	463	359,124
Textron, Inc., 5.50%, 05/15/35	365	362,348
		8,034,478
Insurance — 3.4%
Aflac, Inc.
4.00%, 10/15/46	515	399,404
4.75%, 01/15/49	293	248,653
Alleghany Corp.
4.90%, 09/15/44	250	224,634
3.25%, 08/15/51	504	333,656
Allstate Corp.
5.55%, 05/09/35(a)	400	410,519
5.95%, 04/01/36	350	373,706
4.50%, 06/15/43	547	461,200
4.20%, 12/15/46	579	459,409
3.85%, 08/10/49	559	408,266
(3-mo. SOFR US + 2.38%), 6.50%, 05/15/57(b)	325	323,763
American Financial Group, Inc., 4.50%, 06/15/47	445	358,257
American International Group, Inc.
4.50%, 07/16/44	500	425,234
4.80%, 07/10/45	200	176,240
4.75%, 04/01/48(a)	729	629,740
4.38%, 06/30/50	1,038	842,915
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon Corp., 6.25%, 09/30/40	$105	$ 111,582
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	1,100	661,141
3.90%, 02/28/52	939	682,426
Aon Global Ltd.
4.60%, 06/14/44	588	495,996
4.75%, 05/15/45	663	571,022
Aon North America, Inc., 5.75%, 03/01/54	1,170	1,132,075
Arch Capital Finance LLC, 5.03%, 12/15/46	600	535,355
Arch Capital Group Ltd., 3.64%, 06/30/50	629	447,756
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	459	419,570
Arthur J Gallagher & Co.
3.50%, 05/20/51	963	652,005
3.05%, 03/09/52	200	122,629
5.75%, 03/02/53	644	617,107
6.75%, 02/15/54	285	309,350
5.75%, 07/15/54	255	245,571
5.55%, 02/15/55	1,405	1,320,014
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	400	268,554
Athene Holding Ltd.
3.95%, 05/25/51	494	340,272
3.45%, 05/15/52(a)	500	311,593
6.25%, 04/01/54	875	847,791
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	300	321,930
4.40%, 05/15/42(a)	676	624,041
4.30%, 05/15/43(a)	563	494,305
4.20%, 08/15/48	2,159	1,790,097
4.25%, 01/15/49	1,629	1,360,200
2.85%, 10/15/50	2,004	1,275,354
2.50%, 01/15/51	528	311,297
3.85%, 03/15/52	1,642	1,251,176
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	840,958
Brighthouse Financial, Inc.
4.70%, 06/22/47(a)	485	361,564
3.85%, 12/22/51	250	157,189
Brown & Brown, Inc., 4.95%, 03/17/52	470	387,860
Chubb Corp.
6.00%, 05/11/37	700	747,677
Series 1, 6.50%, 05/15/38	326	361,081
Chubb INA Holdings LLC
6.70%, 05/15/36	300	338,258
4.15%, 03/13/43	447	373,988
4.35%, 11/03/45	1,009	858,154
2.85%, 12/15/51	838	528,101
3.05%, 12/15/61	1,286	775,336
Corebridge Financial, Inc.
4.35%, 04/05/42	225	183,789
4.40%, 04/05/52(a)	1,105	862,782
Equitable Holdings, Inc., 5.00%, 04/20/48	942	817,844
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	375	326,954
3.50%, 10/15/50	1,113	735,897
3.13%, 10/15/52	715	432,542
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	890	894,053
6.10%, 03/15/55	500	473,989
Fidelity National Financial, Inc., 3.20%, 09/17/51	522	308,095
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	200	207,795
6.10%, 10/01/41	376	381,757
4.30%, 04/15/43	200	168,600
Security	Par (000)	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (continued)
4.40%, 03/15/48	$500	$ 413,129
3.60%, 08/19/49	656	471,683
2.90%, 09/15/51	629	387,454
Jackson Financial, Inc., 4.00%, 11/23/51	500	331,426
Lincoln National Corp.
6.30%, 10/09/37(a)	363	372,666
7.00%, 06/15/40	450	496,120
4.35%, 03/01/48	230	177,612
4.38%, 06/15/50(a)	563	432,490
Loews Corp., 4.13%, 05/15/43	675	566,528
Manulife Financial Corp., 5.38%, 03/04/46	679	648,619
Markel Group, Inc.
5.00%, 04/05/46	525	460,097
4.30%, 11/01/47	220	173,985
5.00%, 05/20/49	600	516,346
4.15%, 09/17/50	213	159,640
3.45%, 05/07/52	575	379,253
6.00%, 05/16/54	615	609,581
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	75	70,530
5.35%, 11/15/44	230	221,564
4.35%, 01/30/47	513	426,972
4.20%, 03/01/48	538	434,330
4.90%, 03/15/49	1,529	1,360,615
2.90%, 12/15/51	518	317,961
6.25%, 11/01/52	400	424,378
5.45%, 03/15/53	460	437,976
5.70%, 09/15/53(a)	775	766,950
5.45%, 03/15/54	550	524,515
5.40%, 03/15/55	1,360	1,290,161
MetLife, Inc.
5.70%, 06/15/35(a)	1,050	1,099,512
5.88%, 02/06/41	655	670,413
4.13%, 08/13/42	825	683,499
4.88%, 11/13/43	1,036	934,217
4.72%, 12/15/44	450	393,150
4.05%, 03/01/45	1,013	812,296
4.60%, 05/13/46	893	775,797
5.00%, 07/15/52(a)	1,185	1,064,071
5.25%, 01/15/54(a)	750	699,052
Nationwide Financial Services, Inc., 6.75%, 05/15/37	340	330,851
Old Republic International Corp., 3.85%, 06/11/51	550	379,042
Principal Financial Group, Inc.
6.05%, 10/15/36	300	319,741
4.63%, 09/15/42	250	219,948
4.35%, 05/15/43	300	253,844
4.30%, 11/15/46	288	237,527
5.50%, 03/15/53	325	310,067
Progressive Corp.
4.35%, 04/25/44	376	318,181
3.70%, 01/26/45	130	100,942
4.13%, 04/15/47	763	613,908
4.20%, 03/15/48	513	419,458
3.95%, 03/26/50	563	435,108
3.70%, 03/15/52	655	481,706
Prudential Financial, Inc.
5.70%, 12/14/36(a)	900	936,973
6.63%, 12/01/37	375	413,904
3.00%, 03/10/40	579	432,028
6.63%, 06/21/40	200	222,407
4.60%, 05/15/44	463	399,453
3.91%, 12/07/47	663	507,031

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Prudential Financial, Inc. (continued)
4.42%, 03/27/48	$450	$ 370,353
3.94%, 12/07/49	1,077	809,424
4.35%, 02/25/50	1,054	858,749
3.70%, 03/13/51	711	515,087
Selective Insurance Group, Inc., 5.38%, 03/01/49	300	269,379
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	360,239
Travelers Cos., Inc.
6.75%, 06/20/36	163	185,421
6.25%, 06/15/37	963	1,052,959
5.35%, 11/01/40	750	747,042
4.60%, 08/01/43	302	264,317
4.30%, 08/25/45	363	306,310
3.75%, 05/15/46	550	425,202
4.00%, 05/30/47	463	368,480
4.05%, 03/07/48	150	119,974
4.10%, 03/04/49	488	390,389
2.55%, 04/27/50	575	340,883
3.05%, 06/08/51	729	475,324
5.45%, 05/25/53	650	637,644
Unum Group
5.75%, 08/15/42	463	444,060
4.50%, 12/15/49	313	242,720
4.13%, 06/15/51	475	349,634
6.00%, 06/15/54(a)	530	514,815
W R Berkley Corp.
4.75%, 08/01/44	350	303,854
4.00%, 05/12/50	313	237,420
3.55%, 03/30/52	363	249,716
3.15%, 09/30/61	200	117,446
Willis North America, Inc.
5.05%, 09/15/48	100	86,462
3.88%, 09/15/49	630	452,175
5.90%, 03/05/54	550	532,625
XL Group Ltd., 5.25%, 12/15/43	300	283,875
		74,768,753
Interactive Media & Services — 0.6%
Meta Platforms, Inc.
4.45%, 08/15/52	3,274	2,726,656
5.60%, 05/15/53	2,395	2,366,665
5.40%, 08/15/54	3,415	3,291,329
4.65%, 08/15/62	1,250	1,045,764
5.75%, 05/15/63	1,740	1,734,751
5.55%, 08/15/64	1,525	1,467,990
Netflix, Inc., 5.40%, 08/15/54	600	582,549
		13,215,704
Internet Software & Services — 1.4%
Alibaba Group Holding Ltd.
5.25%, 05/26/35(d)	650	647,117
4.00%, 12/06/37	1,078	929,444
2.70%, 02/09/41(a)	950	646,641
4.20%, 12/06/47(a)	1,751	1,374,669
3.15%, 02/09/51(a)	1,166	739,827
5.63%, 11/26/54(a)(d)	200	189,694
4.40%, 12/06/57	478	371,400
3.25%, 02/09/61(a)	1,150	691,897
Alphabet, Inc.
1.90%, 08/15/40	1,091	730,116
2.05%, 08/15/50	1,760	983,465
5.25%, 05/15/55	655	646,518
2.25%, 08/15/60(a)	1,951	1,057,267
Security	Par (000)	Value
Internet Software & Services (continued)
Alphabet, Inc. (continued)
5.30%, 05/15/65	$735	$ 722,994
Amazon.com, Inc.
3.88%, 08/22/37	2,129	1,918,187
2.88%, 05/12/41	2,185	1,612,764
4.95%, 12/05/44	1,938	1,861,398
4.05%, 08/22/47	2,548	2,101,865
2.50%, 06/03/50	3,029	1,800,285
3.10%, 05/12/51	3,759	2,534,018
3.95%, 04/13/52	1,951	1,536,740
4.25%, 08/22/57	1,234	999,342
2.70%, 06/03/60	2,529	1,444,680
3.25%, 05/12/61	1,679	1,091,106
4.10%, 04/13/62	554	430,759
eBay, Inc.
4.00%, 07/15/42	800	634,510
3.65%, 05/10/51	913	639,853
JD.com, Inc., 4.13%, 01/14/50	450	348,763
Uber Technologies, Inc., 5.35%, 09/15/54	810	739,307
		29,424,626
IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	766	546,105
4.50%, 08/15/46	100	82,222
Fiserv, Inc., 4.40%, 07/01/49	1,727	1,357,017
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	950	895,346
5.30%, 02/05/54(a)	1,350	1,237,698
International Business Machines Corp.
4.15%, 05/15/39	2,270	1,970,371
5.60%, 11/30/39	850	860,134
2.85%, 05/15/40	655	471,791
4.00%, 06/20/42	1,152	939,315
4.70%, 02/19/46	691	598,924
4.25%, 05/15/49	2,095	1,668,314
2.95%, 05/15/50	764	476,819
3.43%, 02/09/52	350	236,318
4.90%, 07/27/52(a)	800	698,423
5.10%, 02/06/53(a)	450	404,104
5.70%, 02/10/55	600	581,661
7.13%, 12/01/96	150	178,452
Kyndryl Holdings, Inc., 4.10%, 10/15/41	529	398,846
		13,601,860
Leisure Products — 0.1%
Brunswick Corp., 5.10%, 04/01/52	329	243,420
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	246	192,651
Hasbro, Inc.
6.35%, 03/15/40	463	463,495
5.10%, 05/15/44	255	219,130
Mattel, Inc., 5.45%, 11/01/41	250	215,905
		1,334,601
Machinery — 0.5%
Caterpillar, Inc.
5.30%, 09/15/35(a)	250	264,281
6.05%, 08/15/36	690	756,742
5.20%, 05/27/41	394	386,549
3.80%, 08/15/42	1,703	1,387,086
4.30%, 05/15/44	175	149,894
3.25%, 09/19/49(a)	1,029	713,473
3.25%, 04/09/50(a)	304	209,660
4.75%, 05/15/64	325	275,584
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
3.90%, 06/09/42	$1,179	$ 995,377
2.88%, 09/07/49(a)	317	207,468
3.75%, 04/15/50	975	750,153
5.70%, 01/19/55	130	133,728
Dover Corp.
5.38%, 10/15/35	300	308,226
5.38%, 03/01/41	200	191,343
Ingersoll Rand, Inc., 5.70%, 06/15/54(a)	440	423,070
Otis Worldwide Corp.
3.11%, 02/15/40	654	492,702
3.36%, 02/15/50	676	454,738
Rockwell Automation, Inc.
4.20%, 03/01/49(a)	504	408,756
2.80%, 08/15/61	260	147,318
Snap-on, Inc.
4.10%, 03/01/48	350	277,711
3.10%, 05/01/50	404	262,255
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	319,912
4.85%, 11/15/48	263	209,583
2.75%, 11/15/50	775	422,746
Xylem, Inc., 4.38%, 11/01/46	213	172,982
		10,321,337
Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	1,763	1,783,311
5.38%, 04/01/38	129	116,394
3.50%, 06/01/41	779	530,952
3.50%, 03/01/42	863	580,385
6.48%, 10/23/45	2,801	2,610,673
5.38%, 05/01/47	2,043	1,656,230
5.75%, 04/01/48(a)	2,134	1,822,717
5.13%, 07/01/49	1,229	960,997
4.80%, 03/01/50	1,776	1,323,157
3.70%, 04/01/51(a)	2,271	1,406,357
3.90%, 06/01/52	2,825	1,792,787
5.25%, 04/01/53(a)	1,502	1,190,559
6.83%, 10/23/55	463	441,592
3.85%, 04/01/61(a)	2,267	1,348,505
4.40%, 12/01/61	679	441,469
3.95%, 06/30/62	1,543	926,080
5.50%, 04/01/63	500	392,924
Comcast Corp.
5.65%, 06/15/35	950	985,603
4.40%, 08/15/35	338	317,973
6.50%, 11/15/35	200	221,416
3.20%, 07/15/36(a)	1,213	1,003,629
6.45%, 03/15/37	350	381,682
3.90%, 03/01/38	1,363	1,168,221
4.60%, 10/15/38	1,070	980,924
6.55%, 07/01/39	200	220,208
3.25%, 11/01/39	1,579	1,222,000
3.75%, 04/01/40(a)	1,129	924,400
4.65%, 07/15/42	375	327,699
4.75%, 03/01/44	308	271,172
4.60%, 08/15/45	436	370,327
3.40%, 07/15/46	1,413	996,106
4.00%, 08/15/47	1,163	886,667
3.97%, 11/01/47	393	298,209
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.00%, 03/01/48	$1,263	$ 959,745
4.70%, 10/15/48	2,036	1,726,284
4.00%, 11/01/49	2,339	1,755,499
3.45%, 02/01/50	2,000	1,356,275
2.80%, 01/15/51	1,450	858,614
2.89%, 11/01/51	4,559	2,743,926
2.45%, 08/15/52	2,384	1,282,571
4.05%, 11/01/52	597	446,190
5.35%, 05/15/53(a)	1,590	1,458,715
5.65%, 06/01/54(a)	690	663,669
2.94%, 11/01/56	6,351	3,695,306
4.95%, 10/15/58	629	529,881
2.65%, 08/15/62	1,300	674,820
2.99%, 11/01/63	2,829	1,587,772
5.50%, 05/15/64	1,065	981,158
Discovery Communications LLC
5.00%, 09/20/37	338	272,969
6.35%, 06/01/40	750	660,502
5.20%, 09/20/47(a)	599	447,266
4.65%, 05/15/50(a)	300	205,422
4.00%, 09/15/55	200	116,094
Fox Corp.
5.48%, 01/25/39	879	840,170
5.58%, 01/25/49	1,129	1,029,105
Grupo Televisa SAB(a)
6.63%, 01/15/40	513	452,443
5.00%, 05/13/45	650	433,955
6.13%, 01/31/46	902	697,057
5.25%, 05/24/49	601	401,743
NBCUniversal Media LLC
6.40%, 04/30/40	300	323,009
5.95%, 04/01/41	516	528,472
4.45%, 01/15/43	680	577,713
Paramount Global
6.88%, 04/30/36	563	564,667
5.90%, 10/15/40	200	172,778
4.85%, 07/01/42	443	341,524
4.38%, 03/15/43	686	494,547
5.85%, 09/01/43	161	136,662
5.25%, 04/01/44	163	124,222
4.90%, 08/15/44	279	209,268
4.60%, 01/15/45	600	434,503
4.95%, 05/19/50	629	462,776
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,441,840
7.30%, 07/01/38	1,425	1,479,634
6.75%, 06/15/39	1,626	1,619,882
5.88%, 11/15/40	1,188	1,084,723
5.50%, 09/01/41	1,275	1,090,830
4.50%, 09/15/42	1,663	1,246,170
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	625	543,026
3.70%, 12/01/42	500	392,294
4.13%, 06/01/44	488	400,072
3.00%, 07/30/46	600	400,230
Series E, 4.13%, 12/01/41	538	450,708
Walt Disney Co.
6.40%, 12/15/35	903	1,003,559
6.15%, 03/01/37	300	324,877
6.65%, 11/15/37	1,186	1,337,663
4.63%, 03/23/40(a)	854	798,938

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
3.50%, 05/13/40	$1,275	$ 1,033,036
6.15%, 02/15/41	650	684,423
5.40%, 10/01/43	650	640,657
4.75%, 09/15/44	513	457,380
4.95%, 10/15/45	150	136,921
7.75%, 12/01/45	250	311,834
4.75%, 11/15/46	373	329,309
2.75%, 09/01/49	2,379	1,480,397
4.70%, 03/23/50(a)	1,052	923,052
3.60%, 01/13/51	2,424	1,760,125
3.80%, 05/13/60(a)	1,189	853,171
		82,773,368
Metals & Mining — 1.4%
ArcelorMittal SA
7.00%, 10/15/39	696	757,439
6.75%, 03/01/41	225	232,580
6.35%, 06/17/54(a)	475	458,020
Barrick Gold Corp.
6.45%, 10/15/35	250	269,398
5.25%, 04/01/42(a)	500	472,778
Barrick North America Finance LLC
5.70%, 05/30/41	613	598,719
5.75%, 05/01/43	963	947,590
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	913	925,827
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	813	677,506
5.00%, 09/30/43	2,184	2,021,630
5.50%, 09/08/53(a)	685	660,898
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,344	1,243,413
Newmont Corp.
6.25%, 10/01/39	650	697,584
4.88%, 03/15/42	827	751,331
5.45%, 06/09/44	130	124,514
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/41	600	597,588
4.20%, 05/13/50	325	258,729
Nucor Corp.
6.40%, 12/01/37(a)	550	598,024
5.20%, 08/01/43	350	335,611
4.40%, 05/01/48	350	289,508
3.85%, 04/01/52(a)	650	480,699
2.98%, 12/15/55(a)	238	141,224
Precision Castparts Corp.
3.90%, 01/15/43	400	321,780
4.38%, 06/15/45	213	180,558
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	250	265,886
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,188	1,152,509
2.75%, 11/02/51	1,189	703,876
Rio Tinto Finance USA PLC
4.75%, 03/22/42	663	594,773
4.13%, 08/21/42	788	653,109
5.13%, 03/09/53(a)	1,280	1,160,830
5.75%, 03/14/55	1,455	1,436,695
5.88%, 03/14/65	125	123,534
Southern Copper Corp.
7.50%, 07/27/35	1,090	1,238,483
6.75%, 04/16/40	719	770,615
5.25%, 11/08/42	1,300	1,180,685
Security	Par (000)	Value
Metals & Mining (continued)
Southern Copper Corp. (continued)
5.88%, 04/23/45	$1,238	$ 1,188,186
Steel Dynamics, Inc.
3.25%, 10/15/50	721	462,831
5.75%, 05/15/55	350	331,340
Vale Overseas Ltd.
6.88%, 11/21/36	929	990,754
6.88%, 11/10/39(a)	236	251,231
6.40%, 06/28/54	1,675	1,614,253
Vale SA, 5.63%, 09/11/42	579	548,744
Valmont Industries, Inc., 5.00%, 10/01/44	729	653,376
		29,364,658
Office REITs — 0.0%
Kilroy Realty LP, 6.25%, 01/15/36	300	290,243
Oil, Gas & Consumable Fuels — 8.1%
APA Corp.(d)
5.35%, 07/01/49(a)	375	284,391
6.75%, 02/15/55	400	352,304
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,530	1,101,564
3.00%, 02/24/50(a)	1,429	894,302
2.77%, 11/10/50	1,984	1,186,620
2.94%, 06/04/51(a)	1,542	947,855
3.00%, 03/17/52(a)	963	591,744
3.38%, 02/08/61(a)	1,577	988,824
Burlington Resources LLC, 5.95%, 10/15/36	250	261,789
Canadian Natural Resources Ltd.
6.50%, 02/15/37	400	413,005
6.25%, 03/15/38	1,000	1,008,486
6.75%, 02/01/39	250	263,019
4.95%, 06/01/47	843	691,194
Cenovus Energy, Inc.
5.25%, 06/15/37	390	367,578
6.75%, 11/15/39	628	660,776
5.40%, 06/15/47	777	666,144
3.75%, 02/15/52(a)	209	136,193
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	563	442,531
Chevron Corp., 3.08%, 05/11/50	1,200	791,923
Chevron USA, Inc.
6.00%, 03/01/41	350	366,953
5.25%, 11/15/43	250	241,302
2.34%, 08/12/50	438	245,479
CNOOC Finance 2013 Ltd.
4.25%, 05/09/43	250	223,680
3.30%, 09/30/49	600	445,302
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	176,384
CNOOC Petroleum North America ULC
6.40%, 05/15/37	550	641,095
7.50%, 07/30/39	200	260,101
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	425	409,916
ConocoPhillips
5.90%, 05/15/38	25	25,871
6.50%, 02/01/39	1,650	1,803,175
4.88%, 10/01/47	500	434,556
ConocoPhillips Co.
3.76%, 03/15/42	830	645,548
4.30%, 11/15/44	529	428,598
5.95%, 03/15/46	400	405,817
3.80%, 03/15/52	1,788	1,276,992
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
5.30%, 05/15/53(a)	$480	$ 432,622
5.55%, 03/15/54(a)	940	878,667
5.50%, 01/15/55	1,415	1,312,262
4.03%, 03/15/62	955	667,456
5.70%, 09/15/63	550	512,831
5.65%, 01/15/65	590	542,936
Continental Resources, Inc., 4.90%, 06/01/44	543	418,888
Coterra Energy, Inc., 5.90%, 02/15/55	760	685,209
DCP Midstream Operating LP, 5.60%, 04/01/44	250	221,736
Devon Energy Corp.
5.60%, 07/15/41(a)	513	452,311
4.75%, 05/15/42	819	649,118
5.00%, 06/15/45	763	607,537
5.75%, 09/15/54(a)	1,220	1,043,481
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	663	499,457
4.25%, 03/15/52(a)	475	347,406
6.25%, 03/15/53	800	757,130
5.75%, 04/18/54	1,060	947,470
5.90%, 04/18/64	950	846,201
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,175	1,104,879
6.20%, 01/15/55	130	132,170
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	300	259,695
4.60%, 12/15/44	600	501,765
Enbridge Energy Partners LP
5.50%, 09/15/40	375	354,957
7.38%, 10/15/45	335	376,239
Series B, 7.50%, 04/15/38	350	400,073
Enbridge, Inc.
4.50%, 06/10/44	613	493,624
5.50%, 12/01/46	750	696,212
4.00%, 11/15/49	454	334,610
3.40%, 08/01/51	639	412,489
6.70%, 11/15/53	1,435	1,513,062
5.95%, 04/05/54(a)	935	903,762
Energy Transfer LP
6.63%, 10/15/36	370	386,432
7.50%, 07/01/38	500	555,865
6.05%, 06/01/41	700	672,042
6.50%, 02/01/42	963	956,205
6.10%, 02/15/42	250	240,757
4.95%, 01/15/43	438	363,829
5.15%, 02/01/43	413	353,371
5.95%, 10/01/43	397	370,243
5.30%, 04/01/44	826	712,349
5.00%, 05/15/44	413	340,171
5.15%, 03/15/45	879	742,735
5.35%, 05/15/45	913	789,916
6.13%, 12/15/45	1,036	981,881
5.30%, 04/15/47	1,020	860,570
5.40%, 10/01/47	1,079	926,877
6.00%, 06/15/48	1,000	928,278
6.25%, 04/15/49	1,929	1,830,237
5.00%, 05/15/50	1,600	1,282,596
5.95%, 05/15/54	1,975	1,791,952
6.05%, 09/01/54	875	799,223
Series 20Y, 5.80%, 06/15/38	350	340,797
Enterprise Products Operating LLC
7.55%, 04/15/38	400	474,986
6.13%, 10/15/39	600	631,514
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
6.45%, 09/01/40	$600	$ 648,809
5.95%, 02/01/41	697	705,722
4.85%, 08/15/42	850	757,682
4.45%, 02/15/43	1,308	1,101,789
4.85%, 03/15/44	1,829	1,619,465
5.10%, 02/15/45	1,186	1,079,665
4.90%, 05/15/46	1,161	1,028,767
4.25%, 02/15/48	1,279	1,011,962
4.80%, 02/01/49	929	789,241
4.20%, 01/31/50	1,078	832,356
3.70%, 01/31/51	625	443,078
3.20%, 02/15/52	1,204	772,702
3.30%, 02/15/53(a)	631	405,616
4.95%, 10/15/54	550	469,245
5.55%, 02/16/55	925	865,591
3.95%, 01/31/60	800	563,310
EOG Resources, Inc.
4.95%, 04/15/50	613	533,519
5.65%, 12/01/54(a)	855	812,988
Equinor ASA
3.63%, 04/06/40	829	674,775
5.10%, 08/17/40	911	880,673
4.25%, 11/23/41	500	426,412
3.95%, 05/15/43	1,250	1,011,059
4.80%, 11/08/43	450	403,724
3.25%, 11/18/49	945	635,712
3.70%, 04/06/50	1,004	738,343
Exxon Mobil Corp.
3.00%, 08/16/39	713	547,939
4.23%, 03/19/40	1,844	1,631,343
3.57%, 03/06/45	1,025	771,691
4.11%, 03/01/46	1,604	1,301,734
3.10%, 08/16/49	1,318	873,521
4.33%, 03/19/50	2,918	2,389,176
3.45%, 04/15/51	2,265	1,584,556
Hess Corp.
6.00%, 01/15/40	675	706,397
5.60%, 02/15/41	1,079	1,067,586
5.80%, 04/01/47(a)	604	591,100
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	576	597,300
6.95%, 01/15/38	1,286	1,394,551
6.50%, 09/01/39	600	621,147
6.55%, 09/15/40	550	564,899
7.50%, 11/15/40	300	336,891
6.38%, 03/01/41	413	417,536
5.63%, 09/01/41	300	278,196
5.00%, 08/15/42	650	561,997
4.70%, 11/01/42	400	331,816
5.00%, 03/01/43	763	660,009
5.50%, 03/01/44	745	679,259
5.40%, 09/01/44	363	327,945
Kinder Morgan, Inc.
5.55%, 06/01/45	986	902,255
5.05%, 02/15/46	770	657,138
5.20%, 03/01/48	486	419,833
3.25%, 08/01/50	500	310,439
3.60%, 02/15/51(a)	1,829	1,213,788
5.45%, 08/01/52	225	199,816
5.95%, 08/01/54	820	776,368
Marathon Petroleum Corp.
6.50%, 03/01/41	1,425	1,432,430

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. (continued)
4.75%, 09/15/44	$763	$ 612,852
4.50%, 04/01/48	259	195,063
5.00%, 09/15/54(a)	250	195,417
MPLX LP
4.50%, 04/15/38	1,925	1,656,158
5.20%, 03/01/47	1,029	878,293
5.20%, 12/01/47	813	686,720
4.70%, 04/15/48	686	537,659
5.50%, 02/15/49	1,504	1,320,033
4.95%, 03/14/52	1,321	1,061,795
5.65%, 03/01/53	390	345,759
5.95%, 04/01/55	900	829,261
4.90%, 04/15/58	250	194,442
Occidental Petroleum Corp.
6.45%, 09/15/36	1,300	1,266,960
7.95%, 06/15/39	275	298,345
6.20%, 03/15/40	700	642,504
6.60%, 03/15/46(a)	750	708,371
4.40%, 04/15/46(a)	575	411,025
4.20%, 03/15/48	250	168,457
6.05%, 10/01/54	990	853,239
ONEOK Partners LP
6.65%, 10/01/36	500	528,799
6.85%, 10/15/37	500	529,763
6.13%, 02/01/41	575	564,484
6.20%, 09/15/43	250	241,246
ONEOK, Inc.
6.00%, 06/15/35	300	301,652
5.15%, 10/15/43	600	518,645
5.60%, 04/01/44	300	268,371
5.05%, 04/01/45	400	336,048
4.25%, 09/15/46	563	413,416
5.45%, 06/01/47	350	301,944
4.95%, 07/13/47	504	406,882
4.20%, 10/03/47	310	226,637
5.20%, 07/15/48	763	643,002
4.85%, 02/01/49	550	433,692
4.45%, 09/01/49	625	462,543
3.95%, 03/01/50	811	555,798
4.50%, 03/15/50	413	311,284
7.15%, 01/15/51	250	262,517
6.63%, 09/01/53	950	947,944
5.70%, 11/01/54	1,300	1,154,060
5.85%, 11/01/64(a)	975	868,623
Ovintiv, Inc.
6.63%, 08/15/37	375	368,332
6.50%, 02/01/38	443	425,038
7.10%, 07/15/53(a)	200	194,301
Phillips 66
5.88%, 05/01/42	1,326	1,270,260
4.88%, 11/15/44	1,636	1,354,618
3.30%, 03/15/52(a)	1,067	653,613
Phillips 66 Co.
4.68%, 02/15/45	100	80,200
4.90%, 10/01/46	713	587,783
5.65%, 06/15/54	450	397,783
5.50%, 03/15/55(a)	275	240,146
Plains All American Pipeline LP, 5.95%, 06/15/35	825	825,487
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	800	836,278
5.15%, 06/01/42	350	297,767
4.30%, 01/31/43	300	228,914
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
4.70%, 06/15/44	$420	$ 335,144
4.90%, 02/15/45	579	472,117
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	400	407,761
Shell Finance U.S., Inc.
4.13%, 05/11/35	1,440	1,344,419
4.55%, 08/12/43	1,259	1,092,460
4.38%, 05/11/45	1,873	1,567,979
4.00%, 05/10/46	2,036	1,609,036
3.75%, 09/12/46	295	223,190
3.25%, 04/06/50	939	632,476
Shell International Finance BV
6.38%, 12/15/38	2,676	2,940,205
5.50%, 03/25/40	525	524,939
2.88%, 11/26/41	563	397,785
3.63%, 08/21/42	600	461,536
4.38%, 05/11/45	500	416,960
3.13%, 11/07/49	1,378	903,610
3.25%, 04/06/50(a)	1,000	670,829
3.00%, 11/26/51	400	253,113
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(a)(d)	550	509,424
Spectra Energy Partners LP
5.95%, 09/25/43	100	95,284
4.50%, 03/15/45	310	245,647
Suncor Energy, Inc.
6.80%, 05/15/38	483	509,312
6.50%, 06/15/38(a)	250	263,691
6.85%, 06/01/39	613	658,437
4.00%, 11/15/47(a)	829	593,061
3.75%, 03/04/51(a)	721	483,722
Targa Resources Corp.
4.95%, 04/15/52	852	687,063
6.25%, 07/01/52	550	529,275
6.50%, 02/15/53(a)	850	844,601
6.13%, 05/15/55	720	681,371
TotalEnergies Capital International SA
2.99%, 06/29/41	350	251,119
3.46%, 07/12/49	863	603,877
3.13%, 05/29/50	1,804	1,176,060
3.39%, 06/29/60	429	274,438
TotalEnergies Capital SA
5.49%, 04/05/54(a)	1,575	1,484,568
5.28%, 09/10/54	950	870,069
5.64%, 04/05/64(a)	925	871,827
5.43%, 09/10/64	1,250	1,141,616
TransCanada PipeLines Ltd.
5.85%, 03/15/36	600	606,596
6.20%, 10/15/37	880	900,560
7.25%, 08/15/38	513	567,318
7.63%, 01/15/39	863	988,184
6.10%, 06/01/40	800	809,527
4.88%, 05/15/48	500	433,501
5.10%, 03/15/49(a)	885	791,480
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	150	140,655
4.45%, 08/01/42	438	368,432
4.60%, 03/15/48	780	643,026
3.95%, 05/15/50	513	375,107
Valero Energy Corp.
6.63%, 06/15/37	1,750	1,819,450
4.90%, 03/15/45	413	354,474
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued)
3.65%, 12/01/51	$675	$ 442,223
4.00%, 06/01/52(a)	119	81,832
Western Midstream Operating LP
5.45%, 04/01/44	580	490,103
5.30%, 03/01/48	575	462,780
5.50%, 08/15/48	400	330,384
5.25%, 02/01/50	800	643,487
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,363,975
5.80%, 11/15/43	100	96,232
5.40%, 03/04/44	229	209,937
5.75%, 06/24/44	779	746,707
4.90%, 01/15/45	263	224,375
5.10%, 09/15/45	945	828,733
4.85%, 03/01/48	613	512,529
3.50%, 10/15/51	800	527,592
5.30%, 08/15/52	320	282,899
5.80%, 11/15/54	900	854,266
6.00%, 03/15/55	395	385,935
Woodside Finance Ltd., 5.70%, 09/12/54	600	532,222
		175,823,718
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	262,927
International Paper Co.
5.00%, 09/15/35(a)	500	488,448
6.00%, 11/15/41	350	345,505
4.80%, 06/15/44	716	606,455
5.15%, 05/15/46	650	574,407
4.40%, 08/15/47	363	287,990
4.35%, 08/15/48	575	452,659
		3,018,391
Passenger Airlines — 0.1%
United Airlines 2024-1 Class AA Pass Through Trust, Series 2024-1, 5.45%, 02/15/37	694	681,168
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 01/15/36	1,146	1,137,378
Series 2024-1, Class A, 5.88%, 02/15/37	347	340,112
		2,158,658
Personal Care Products — 0.3%
Colgate-Palmolive Co.
4.00%, 08/15/45	550	454,752
3.70%, 08/01/47	720	557,758
Estee Lauder Cos., Inc.
6.00%, 05/15/37(a)	300	320,106
4.38%, 06/15/45	500	397,054
4.15%, 03/15/47	263	202,691
3.13%, 12/01/49	391	243,272
5.15%, 05/15/53(a)	330	300,829
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	650	495,068
Kenvue, Inc.
5.10%, 03/22/43	630	601,335
5.05%, 03/22/53(a)	1,100	1,018,762
5.20%, 03/22/63	600	553,798
Procter & Gamble Co.
5.55%, 03/05/37	350	372,300
3.55%, 03/25/40	163	137,984
3.50%, 10/25/47(a)	100	75,939
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
3.60%, 03/25/50	$529	$ 399,028
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	304	184,251
		6,314,927
Pharmaceuticals — 6.7%
AbbVie, Inc.
4.50%, 05/14/35	2,601	2,491,760
4.30%, 05/14/36	1,130	1,051,384
4.05%, 11/21/39	3,087	2,676,542
4.63%, 10/01/42	275	244,832
4.40%, 11/06/42	3,110	2,705,692
5.35%, 03/15/44	575	556,802
4.85%, 06/15/44	1,036	941,615
4.75%, 03/15/45	752	671,245
4.70%, 05/14/45	2,198	1,943,523
4.45%, 05/14/46	1,461	1,244,443
4.88%, 11/14/48	1,754	1,577,677
4.25%, 11/21/49	5,081	4,124,283
5.40%, 03/15/54	3,190	3,057,438
5.60%, 03/15/55	730	722,786
5.50%, 03/15/64	890	850,899
AstraZeneca PLC
6.45%, 09/15/37	2,850	3,180,011
4.00%, 09/18/42	800	668,929
4.38%, 11/16/45	462	397,848
4.38%, 08/17/48	595	503,983
2.13%, 08/06/50	998	540,635
3.00%, 05/28/51	450	294,178
Becton Dickinson & Co.
4.69%, 12/15/44	644	553,278
4.67%, 06/06/47	1,138	966,556
3.79%, 05/20/50	897	661,536
Bristol-Myers Squibb Co.
4.13%, 06/15/39	2,213	1,942,877
2.35%, 11/13/40	425	287,360
3.55%, 03/15/42	1,440	1,119,463
3.25%, 08/01/42	500	367,961
5.50%, 02/22/44	240	235,278
4.50%, 03/01/44	250	219,286
4.63%, 05/15/44	350	306,269
5.00%, 08/15/45	775	711,919
4.35%, 11/15/47	1,360	1,117,244
4.55%, 02/20/48	1,142	968,884
4.25%, 10/26/49	3,976	3,178,021
2.55%, 11/13/50	1,739	997,664
3.70%, 03/15/52	1,693	1,216,897
6.25%, 11/15/53	580	610,606
5.55%, 02/22/54	2,465	2,374,320
3.90%, 03/15/62	1,064	750,162
6.40%, 11/15/63	680	725,974
5.65%, 02/22/64	1,325	1,273,641
Cardinal Health, Inc.
4.60%, 03/15/43	300	251,441
4.50%, 11/15/44	500	411,739
4.90%, 09/15/45	370	319,798
4.37%, 06/15/47	513	409,481
5.75%, 11/15/54	400	383,465
Cencora, Inc.
4.25%, 03/01/45	363	293,863
4.30%, 12/15/47	338	269,088

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
4.88%, 07/20/35	$629	$ 590,434
4.78%, 03/25/38	4,573	4,124,437
6.13%, 09/15/39(a)	200	202,295
4.13%, 04/01/40	610	494,848
2.70%, 08/21/40	300	202,347
5.30%, 12/05/43	700	625,213
6.00%, 06/01/44	875	846,100
5.13%, 07/20/45	2,806	2,429,359
5.05%, 03/25/48(a)	6,992	5,944,536
4.25%, 04/01/50	521	385,701
5.63%, 02/21/53(a)	1,275	1,157,478
5.88%, 06/01/53	1,340	1,256,513
6.05%, 06/01/54(a)	475	458,148
6.00%, 06/01/63	815	757,416
Eli Lilly & Co.
5.55%, 03/15/37	400	421,749
3.70%, 03/01/45	529	421,161
3.95%, 05/15/47	550	443,544
3.95%, 03/15/49	900	720,808
2.25%, 05/15/50	1,775	1,003,021
4.88%, 02/27/53	1,010	916,510
5.00%, 02/09/54	1,660	1,540,032
5.05%, 08/14/54	1,250	1,167,177
5.50%, 02/12/55	1,315	1,316,018
4.15%, 03/15/59	625	491,093
2.50%, 09/15/60	796	434,269
4.95%, 02/27/63	765	687,228
5.10%, 02/09/64	975	897,484
5.20%, 08/14/64	830	775,924
5.60%, 02/12/65	545	542,653
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,226	2,451,806
4.20%, 03/18/43	196	165,596
Johnson & Johnson
3.55%, 03/01/36	994	890,681
3.63%, 03/03/37	1,113	989,177
5.95%, 08/15/37	825	906,781
3.40%, 01/15/38	1,025	877,121
5.85%, 07/15/38	700	763,595
2.10%, 09/01/40	476	324,952
4.50%, 09/01/40	391	369,006
4.85%, 05/15/41	550	536,708
4.50%, 12/05/43	620	569,514
3.70%, 03/01/46	1,313	1,057,416
3.75%, 03/03/47(a)	1,150	916,185
3.50%, 01/15/48	736	559,630
2.25%, 09/01/50	425	244,796
5.25%, 06/01/54(a)	1,020	1,009,193
2.45%, 09/01/60	693	381,107
Mead Johnson Nutrition Co.
5.90%, 11/01/39(a)	235	245,867
4.60%, 06/01/44	463	399,571
Merck & Co., Inc.
6.55%, 09/15/37	350	392,697
3.90%, 03/07/39	763	661,245
2.35%, 06/24/40	1,059	737,344
3.60%, 09/15/42	550	429,961
4.15%, 05/18/43	795	671,063
4.90%, 05/17/44(a)	800	741,056
3.70%, 02/10/45	1,551	1,207,702
4.00%, 03/07/49	1,254	989,348
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.45%, 06/24/50	$979	$ 563,158
2.75%, 12/10/51	1,521	925,863
5.00%, 05/17/53(a)	1,570	1,426,925
2.90%, 12/10/61	904	519,771
5.15%, 05/17/63	1,115	1,016,811
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	319,637
Mylan, Inc.
5.40%, 11/29/43	538	427,030
5.20%, 04/15/48	404	301,380
Novartis Capital Corp.
3.70%, 09/21/42	550	443,703
4.40%, 05/06/44	1,436	1,263,973
4.00%, 11/20/45	1,120	920,928
2.75%, 08/14/50(a)	1,385	875,770
4.70%, 09/18/54	520	461,309
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,000	1,873,161
5.30%, 05/19/53(a)	5,455	5,048,996
5.34%, 05/19/63	3,725	3,386,800
Pfizer, Inc.
4.00%, 12/15/36(a)	863	780,366
4.10%, 09/15/38	829	730,339
3.90%, 03/15/39	813	695,418
7.20%, 03/15/39	2,166	2,530,291
2.55%, 05/28/40	1,159	810,336
5.60%, 09/15/40	400	400,364
4.30%, 06/15/43	1,463	1,240,639
4.40%, 05/15/44	813	699,005
4.13%, 12/15/46	1,243	997,582
4.20%, 09/15/48	713	575,429
4.00%, 03/15/49	879	680,457
2.70%, 05/28/50	1,160	705,005
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,491	1,096,751
5.65%, 07/05/44	650	633,785
3.18%, 07/09/50(a)	2,108	1,350,544
5.65%, 07/05/54	400	381,667
3.38%, 07/09/60(a)	1,278	797,486
5.80%, 07/05/64	400	381,745
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	588	446,125
Viatris, Inc.
3.85%, 06/22/40	1,429	1,003,785
4.00%, 06/22/50(a)	1,768	1,113,520
Wyeth LLC
6.00%, 02/15/36	100	106,747
5.95%, 04/01/37	1,563	1,646,572
Zoetis, Inc.
4.70%, 02/01/43	829	745,579
3.95%, 09/12/47	363	283,308
4.45%, 08/20/48	113	95,249
3.00%, 05/15/50(a)	279	179,868
		144,996,367
Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51	250	158,860
4.30%, 04/15/52	150	112,843
AvalonBay Communities, Inc.
3.90%, 10/15/46	263	203,133
4.15%, 07/01/47	300	238,959
4.35%, 04/15/48	250	204,883
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Camden Property Trust, 3.35%, 11/01/49(a)	$400	$ 278,278
ERP Operating LP
4.50%, 07/01/44	447	381,178
4.50%, 06/01/45	413	347,992
4.00%, 08/01/47	200	154,534
Essex Portfolio LP
4.50%, 03/15/48	350	289,025
2.65%, 09/01/50	329	188,395
Mid-America Apartments LP, 2.88%, 09/15/51(a)	259	158,923
NNN REIT, Inc.
4.80%, 10/15/48	200	166,192
3.10%, 04/15/50	129	79,391
3.50%, 04/15/51	350	230,310
3.00%, 04/15/52(a)	528	310,815
Realty Income Corp.
4.65%, 03/15/47	800	675,324
5.38%, 09/01/54	155	145,064
		4,324,099
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40(a)	600	667,929
4.75%, 03/15/42	526	461,325
4.25%, 10/01/44	163	131,149
4.25%, 11/30/46	488	390,121
3.25%, 09/13/49(a)	941	619,279
3.80%, 07/15/50	829	600,312
5.85%, 03/08/53	600	588,497
6.65%, 01/15/54	115	124,231
		3,582,843
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(a)	655	539,108
Analog Devices, Inc.
2.80%, 10/01/41	351	250,782
5.30%, 12/15/45	350	332,310
2.95%, 10/01/51	1,275	811,051
5.30%, 04/01/54(a)	350	327,899
Applied Materials, Inc.
5.10%, 10/01/35	700	713,774
5.85%, 06/15/41	375	391,324
4.35%, 04/01/47	695	583,564
2.75%, 06/01/50(a)	838	516,415
Broadcom, Inc.(d)
3.14%, 11/15/35	2,668	2,210,548
3.19%, 11/15/36	3,025	2,471,409
4.93%, 05/15/37	2,250	2,156,049
3.50%, 02/15/41	2,766	2,137,535
3.75%, 02/15/51	1,185	863,564
Intel Corp.
4.60%, 03/25/40(a)	725	615,594
2.80%, 08/12/41	657	423,363
4.80%, 10/01/41	740	615,224
4.25%, 12/15/42	500	383,313
5.63%, 02/10/43	980	901,170
4.90%, 07/29/45	750	616,708
4.10%, 05/19/46	323	234,183
4.10%, 05/11/47	1,113	800,351
3.73%, 12/08/47	2,009	1,367,167
3.25%, 11/15/49	1,275	777,378
4.75%, 03/25/50	2,356	1,846,019
3.05%, 08/12/51	1,250	715,573
4.90%, 08/05/52	775	615,841
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
5.70%, 02/10/53	$2,085	$ 1,861,062
5.60%, 02/21/54	1,235	1,087,782
3.10%, 02/15/60(a)	813	434,817
4.95%, 03/25/60	979	761,807
3.20%, 08/12/61	775	421,980
5.05%, 08/05/62	200	157,144
5.90%, 02/10/63(a)	1,150	1,034,891
KLA Corp.
5.00%, 03/15/49(a)	350	317,494
3.30%, 03/01/50	511	346,420
4.95%, 07/15/52	1,345	1,203,999
5.25%, 07/15/62	420	383,757
Lam Research Corp.
4.88%, 03/15/49(a)	329	293,930
2.88%, 06/15/50(a)	629	400,522
3.13%, 06/15/60	25	15,237
Micron Technology, Inc.
6.05%, 11/01/35	675	684,894
3.37%, 11/01/41	563	400,115
3.48%, 11/01/51(a)	513	335,640
NVIDIA Corp.
3.50%, 04/01/40(a)	1,188	984,926
3.50%, 04/01/50(a)	2,093	1,548,861
3.70%, 04/01/60	193	140,168
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	913	648,170
3.13%, 02/15/42(a)	813	563,075
3.25%, 11/30/51	175	108,742
QUALCOMM, Inc.
4.65%, 05/20/35(a)	1,213	1,191,741
4.80%, 05/20/45	1,170	1,048,420
4.30%, 05/20/47	1,293	1,064,786
3.25%, 05/20/50	910	614,531
4.50%, 05/20/52	1,117	925,098
6.00%, 05/20/53	1,170	1,205,061
Texas Instruments, Inc.
3.88%, 03/15/39	829	723,968
4.15%, 05/15/48	1,504	1,225,343
2.70%, 09/15/51	450	271,333
4.10%, 08/16/52	345	268,099
5.00%, 03/14/53(a)	795	721,244
5.15%, 02/08/54	575	534,150
5.05%, 05/18/63	1,050	938,568
TSMC Arizona Corp.
3.13%, 10/25/41	916	693,171
3.25%, 10/25/51(a)	750	526,110
4.50%, 04/22/52(a)	880	774,380
		51,078,652
Software — 2.9%
AppLovin Corp., 5.95%, 12/01/54(a)	115	110,012
Electronic Arts, Inc., 2.95%, 02/15/51(a)	346	215,375
Intuit, Inc., 5.50%, 09/15/53	985	963,746
Microsoft Corp.
4.20%, 11/03/35(a)	675	663,344
3.45%, 08/08/36	1,592	1,421,220
4.10%, 02/06/37	850	805,475
5.30%, 02/08/41(a)	750	794,983
3.50%, 11/15/42	200	162,192
3.75%, 02/12/45	100	83,942
4.45%, 11/03/45	1,000	914,352
3.70%, 08/08/46	1,229	993,187

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
4.25%, 02/06/47(a)	$1,150	$ 1,028,461
4.50%, 06/15/47	350	314,228
2.53%, 06/01/50	6,111	3,781,099
2.50%, 09/15/50	1,460	892,858
2.92%, 03/17/52(a)	5,402	3,587,772
4.00%, 02/12/55	450	362,441
3.95%, 08/08/56	400	317,052
4.50%, 02/06/57	1,709	1,527,659
2.68%, 06/01/60	2,208	1,306,541
3.04%, 03/17/62	1,440	923,026
Oracle Corp.
3.90%, 05/15/35	1,213	1,074,774
5.50%, 08/03/35	2,900	2,912,447
3.85%, 07/15/36	1,370	1,178,577
3.80%, 11/15/37	670	559,791
6.50%, 04/15/38	1,200	1,280,146
6.13%, 07/08/39	1,413	1,451,310
3.60%, 04/01/40	2,609	2,029,806
5.38%, 07/15/40	2,329	2,211,093
3.65%, 03/25/41	2,560	1,957,110
4.50%, 07/08/44	913	748,062
4.13%, 05/15/45	1,041	808,440
4.00%, 07/15/46	3,191	2,387,732
4.00%, 11/15/47	1,918	1,421,701
3.60%, 04/01/50	4,569	3,106,999
3.95%, 03/25/51	3,484	2,509,269
6.90%, 11/09/52	1,250	1,343,753
5.55%, 02/06/53	2,375	2,163,549
5.38%, 09/27/54	1,555	1,379,099
4.38%, 05/15/55	411	310,791
6.00%, 08/03/55	900	874,651
3.85%, 04/01/60	3,791	2,542,546
4.10%, 03/25/61	1,400	979,395
5.50%, 09/27/64	1,275	1,125,770
6.13%, 08/03/65	1,050	1,017,194
Salesforce, Inc.
2.70%, 07/15/41	1,179	830,979
2.90%, 07/15/51	1,473	937,022
3.05%, 07/15/61(a)	1,270	763,374
Synopsys, Inc., 5.70%, 04/01/55(a)	1,450	1,400,180
		62,474,525
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	675	639,969
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	680	466,560
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
4.50%, 02/23/36	1,263	1,252,185
2.38%, 02/08/41	600	415,160
3.85%, 05/04/43	3,325	2,756,394
4.45%, 05/06/44	963	872,288
3.45%, 02/09/45	1,269	974,556
4.38%, 05/13/45	1,013	890,970
4.65%, 02/23/46(a)	4,092	3,714,152
3.85%, 08/04/46	1,520	1,223,843
4.25%, 02/09/47	1,163	989,785
3.75%, 09/12/47	1,000	784,889
3.75%, 11/13/47	1,186	924,812
2.95%, 09/11/49	1,586	1,055,440
2.65%, 05/11/50	1,944	1,209,288
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.40%, 08/20/50	$1,473	$ 863,290
2.65%, 02/08/51	1,436	886,329
2.70%, 08/05/51	2,065	1,281,970
3.95%, 08/08/52(a)	1,850	1,469,122
4.85%, 05/10/53	1,080	1,016,078
2.55%, 08/20/60	829	472,832
2.80%, 02/08/61	2,773	1,639,272
2.85%, 08/05/61	605	362,495
4.10%, 08/08/62	1,150	908,587
Dell International LLC/EMC Corp.
8.10%, 07/15/36	951	1,119,081
3.38%, 12/15/41	1,129	811,133
8.35%, 07/15/46	260	315,978
3.45%, 12/15/51(a)	953	629,644
Dell, Inc., 6.50%, 04/15/38	229	239,311
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	713	740,026
6.35%, 10/15/45	1,520	1,506,342
5.60%, 10/15/54	725	668,602
HP, Inc., 6.00%, 09/15/41(a)	838	817,325
		32,811,179
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,154	891,785
3.63%, 05/01/43	100	78,198
3.88%, 11/01/45(a)	738	574,126
3.38%, 11/01/46	718	512,521
3.38%, 03/27/50(a)	1,050	729,040
		2,785,670
Tobacco — 1.3%
Altria Group, Inc.
5.80%, 02/14/39	1,643	1,628,561
3.40%, 02/04/41	1,329	956,447
4.25%, 08/09/42	950	751,608
4.50%, 05/02/43	829	671,328
5.38%, 01/31/44(a)	1,844	1,714,214
3.88%, 09/16/46	1,636	1,174,143
5.95%, 02/14/49(a)	1,843	1,786,260
4.45%, 05/06/50	241	183,575
3.70%, 02/04/51	595	400,967
4.00%, 02/04/61(a)	1,229	833,717
BAT Capital Corp.
5.63%, 08/15/35	550	552,693
4.39%, 08/15/37	2,766	2,428,347
3.73%, 09/25/40	500	382,720
7.08%, 08/02/43(a)	550	589,505
4.54%, 08/15/47	2,345	1,842,270
4.76%, 09/06/49	570	455,688
5.28%, 04/02/50	463	396,516
3.98%, 09/25/50	400	276,976
5.65%, 03/16/52	104	93,659
7.08%, 08/02/53(a)	1,000	1,080,285
6.25%, 08/15/55	400	391,002
Philip Morris International, Inc.
6.38%, 05/16/38	1,700	1,847,635
4.38%, 11/15/41	795	678,441
4.50%, 03/20/42	460	397,282
3.88%, 08/21/42	713	565,958
4.13%, 03/04/43	971	794,854
4.88%, 11/15/43	588	527,269
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
4.25%, 11/10/44	$1,050	$ 870,454
Reynolds American, Inc.
5.70%, 08/15/35	868	871,863
7.25%, 06/15/37	400	437,740
6.15%, 09/15/43	297	292,409
5.85%, 08/15/45	2,350	2,202,082
		28,076,468
Transportation Infrastructure — 0.6%
FedEx Corp.
3.25%, 05/15/41	733	504,623
3.88%, 08/01/42	500	364,841
4.10%, 04/15/43	500	377,526
5.10%, 01/15/44	750	664,134
4.10%, 02/01/45	625	459,545
4.40%, 01/15/47	763	572,841
4.95%, 10/17/48(a)	979	794,778
5.25%, 05/15/50(a)	1,004	860,304
United Parcel Service, Inc.
6.20%, 01/15/38	1,426	1,532,603
5.20%, 04/01/40	429	415,541
4.88%, 11/15/40	400	373,157
3.63%, 10/01/42	463	355,503
3.40%, 11/15/46	467	331,140
3.75%, 11/15/47	605	452,436
4.25%, 03/15/49	879	702,424
3.40%, 09/01/49	600	413,148
5.30%, 04/01/50(a)	679	633,396
5.05%, 03/03/53	700	626,997
5.50%, 05/22/54	1,125	1,071,367
5.60%, 05/22/64	525	497,896
		12,004,200
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	881,531
4.30%, 12/01/42	325	273,083
4.30%, 09/01/45	213	176,562
4.00%, 12/01/46	280	218,351
3.75%, 09/01/47	713	531,319
4.20%, 09/01/48	375	299,855
4.15%, 06/01/49	513	406,136
3.45%, 05/01/50(a)	550	381,411
3.25%, 06/01/51	745	491,242
5.45%, 03/01/54(a)	450	428,877
Essential Utilities, Inc.
4.28%, 05/01/49	600	461,939
3.35%, 04/15/50	604	393,907
5.30%, 05/01/52	179	159,512
		5,103,725
Wireless Telecommunication Services — 1.8%
America Movil SAB de C.V.
6.13%, 11/15/37	425	447,432
6.13%, 03/30/40	1,675	1,735,583
4.38%, 07/16/42	671	563,527
4.38%, 04/22/49(a)	1,078	878,512
Orange SA
5.38%, 01/13/42	862	830,237
5.50%, 02/06/44	700	682,588
Rogers Communications, Inc.
7.50%, 08/15/38	475	542,335
4.50%, 03/15/42	826	691,245
4.50%, 03/15/43	500	414,040
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (continued)
5.45%, 10/01/43	$625	$ 575,475
5.00%, 03/15/44	1,088	948,540
4.30%, 02/15/48	986	761,304
4.35%, 05/01/49	1,511	1,170,882
3.70%, 11/15/49	1,179	827,385
4.55%, 03/15/52(a)	1,923	1,515,703
T-Mobile USA, Inc.
4.38%, 04/15/40	2,211	1,930,991
3.00%, 02/15/41	2,359	1,688,582
4.50%, 04/15/50	2,550	2,068,099
3.30%, 02/15/51(a)	3,500	2,301,437
3.40%, 10/15/52	2,259	1,497,712
5.65%, 01/15/53	1,850	1,768,928
5.75%, 01/15/54(a)	1,150	1,110,491
6.00%, 06/15/54(a)	830	829,272
5.50%, 01/15/55(a)	790	735,390
5.25%, 06/15/55	800	717,840
5.88%, 11/15/55(a)	1,075	1,060,777
3.60%, 11/15/60	906	592,816
5.80%, 09/15/62(a)	850	817,525
Vodafone Group PLC
6.15%, 02/27/37	449	474,688
5.00%, 05/30/38	550	522,685
4.38%, 02/19/43	475	399,981
5.25%, 05/30/48	1,350	1,219,976
4.88%, 06/19/49	1,693	1,424,488
4.25%, 09/17/50(a)	1,435	1,087,900
5.63%, 02/10/53(a)	1,375	1,270,113
5.75%, 06/28/54	1,800	1,699,899
5.13%, 06/19/59	296	250,110
5.75%, 02/10/63	325	296,786
5.88%, 06/28/64	925	870,736
		39,222,010
Total Corporate Bonds — 89.2% (Cost: $2,171,009,790)		1,937,241,846
Foreign Agency Obligations
Chile — 0.6%
Chile Government International Bond
4.95%, 01/05/36	2,100	2,052,942
5.65%, 01/13/37	1,600	1,634,801
3.10%, 05/07/41	2,850	2,103,333
4.34%, 03/07/42	2,125	1,822,850
3.63%, 10/30/42(a)	450	347,190
3.86%, 06/21/47(a)	1,175	890,111
3.50%, 01/25/50	1,453	1,015,616
4.00%, 01/31/52	960	722,881
5.33%, 01/05/54(a)	1,070	992,952
3.10%, 01/22/61	1,332	788,593
3.25%, 09/21/71	608	362,363
		12,733,632
Hungary — 0.1%
Hungary Government International Bond, Series 30Y, 7.63%, 03/29/41	1,616	1,785,102
Indonesia — 0.5%
Indonesia Government International Bond
4.35%, 01/11/48(a)	1,516	1,244,833
5.35%, 02/11/49	900	861,619
3.70%, 10/30/49	1,200	875,054
3.50%, 02/14/50(a)	678	479,217

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
4.20%, 10/15/50(a)	$1,728	$ 1,377,647
3.05%, 03/12/51	2,139	1,377,720
4.30%, 03/31/52	200	160,726
5.45%, 09/20/52	525	501,960
5.65%, 01/11/53	830	811,545
5.10%, 02/10/54(a)	950	865,016
5.15%, 09/10/54(a)	200	184,565
3.20%, 09/23/61	500	306,792
4.45%, 04/15/70	1,200	944,379
3.35%, 03/12/71	200	123,297
		10,114,370
Israel — 0.3%
Israel Government International Bond
Series 100Y, 4.50%, 04/03/2120	1,250	861,163
Series 30Y, 4.50%, 01/30/43	1,535	1,279,470
Series 30Y, 4.13%, 01/17/48(a)	1,178	891,064
Series 30Y, 3.88%, 07/03/50	2,178	1,502,624
Series 30Y, 5.75%, 03/12/54	1,950	1,749,237
State of Israel, Series 30Y, 3.38%, 01/15/50	1,578	1,002,328
		7,285,886
Italy — 0.1%
Republic of Italy Government International Bond
Series 10Y, 4.00%, 10/17/49	2,258	1,631,034
Series 30Y, 3.88%, 05/06/51	1,978	1,365,510
		2,996,544
Mexico — 1.5%
Mexico Government International Bond
6.00%, 05/07/36	4,400	4,205,864
6.88%, 05/13/37	1,570	1,590,052
6.05%, 01/11/40	2,656	2,474,372
4.28%, 08/14/41	2,832	2,107,155
4.75%, 03/08/44	2,672	2,021,471
5.55%, 01/21/45	2,965	2,557,994
4.60%, 01/23/46	1,482	1,072,502
4.35%, 01/15/47(a)	1,297	897,495
4.60%, 02/10/48(a)	1,922	1,367,366
4.50%, 01/31/50(a)	2,329	1,623,831
5.00%, 04/27/51	2,010	1,492,742
4.40%, 02/12/52	2,475	1,658,635
6.34%, 05/04/53	2,564	2,249,874
6.40%, 05/07/54	2,500	2,206,601
7.38%, 05/13/55	2,015	1,995,458
3.77%, 05/24/61	2,210	1,251,403
5.75%, 10/12/2110	2,472	1,866,048
		32,638,863
Panama — 0.5%
Panama Government International Bond
6.70%, 01/26/36	1,413	1,362,485
6.88%, 01/31/36	820	793,569
8.00%, 03/01/38	1,100	1,142,966
4.50%, 05/15/47	1,150	754,921
4.50%, 04/16/50	1,468	940,122
4.30%, 04/29/53	1,778	1,084,708
6.85%, 03/28/54	650	561,173
4.50%, 04/01/56	2,208	1,349,958
7.88%, 03/01/57	650	629,815
Security	Par (000)	Value
Panama (continued)
Panama Government International Bond (continued)
3.87%, 07/23/60	$2,003	$ 1,084,842
4.50%, 01/19/63(a)	1,500	913,122
		10,617,681
Peru — 0.4%
Peruvian Government International Bond
6.55%, 03/14/37	1,288	1,368,330
3.30%, 03/11/41	1,409	1,026,874
5.63%, 11/18/50	2,035	1,907,029
3.55%, 03/10/51	1,800	1,217,079
5.88%, 08/08/54	1,075	1,020,980
2.78%, 12/01/60	1,736	923,848
3.60%, 01/15/72	1,025	625,790
3.23%, 07/28/2121(a)	1,088	578,352
		8,668,282
Philippines — 0.6%
Philippines Government International Bond
5.00%, 01/13/37(a)	1,328	1,302,730
3.95%, 01/20/40	1,450	1,232,627
3.70%, 03/01/41	1,926	1,543,138
3.70%, 02/02/42	1,503	1,189,921
2.95%, 05/05/45	1,478	1,001,805
2.65%, 12/10/45	1,710	1,094,848
3.20%, 07/06/46	1,810	1,261,468
4.20%, 03/29/47	900	730,601
5.95%, 10/13/47	200	204,708
5.50%, 01/17/48	1,200	1,159,345
5.60%, 05/14/49	950	920,011
5.18%, 09/05/49	1,000	915,400
5.90%, 02/04/50	800	808,576
		13,365,178
Poland — 0.2%
Republic of Poland Government International Bond
5.50%, 04/04/53	2,100	1,960,188
5.50%, 03/18/54	3,000	2,794,474
		4,754,662
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	403	280,770
Korea International Bond(a)
4.13%, 06/10/44	1,000	872,951
3.88%, 09/20/48	345	284,355
		1,438,076
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	600	630,793
Inter-American Development Bank
3.20%, 08/07/42(a)	370	299,557
4.38%, 01/24/44	325	305,113
		1,235,463
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	985	889,004
Uruguay Government International Bond
7.63%, 03/21/36	1,150	1,358,500
5.44%, 02/14/37	1,010	1,028,175
4.13%, 11/20/45	850	714,745
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bond (continued)
5.10%, 06/18/50	$3,281	$ 3,005,496
4.98%, 04/20/55	2,724	2,395,627
		9,391,547
Total Foreign Agency Obligations — 5.4% (Cost: $133,883,690)		117,025,286
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	910	856,335
California — 1.3%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	1,210	1,276,279
Series S-1, 7.04%, 04/01/50	175	201,604
Series S-3, 6.91%, 10/01/50	540	614,776
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(a)	845	549,570
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	500	459,438
Sustainability Bonds, 4.35%, 06/01/41	500	445,148
California State University, RB
Series B, 5.18%, 11/01/53	495	459,988
Series E, 2.90%, 11/01/51	375	258,187
California State University, Refunding RB
Series B, 3.90%, 11/01/47	200	163,491
Series B, 2.98%, 11/01/51	835	552,439
Series B, 2.72%, 11/01/52	270	171,554
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	540	456,547
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	525	591,103
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,025	1,077,721
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	595	482,831
Series A, (AGM), 3.92%, 01/15/53	110	84,656
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	920	692,567
Class B, (SAP), 3.00%, 06/01/46	80	70,068
Series A-1, 3.71%, 06/01/41	910	694,770
Series A-1, 4.21%, 06/01/50	210	149,008
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	815	921,976
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	28,648
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	1,300	1,340,281
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	181,251
Series N, 3.71%, 05/15/2120	1,400	866,084
Series Q, 4.56%, 05/15/53	1,135	959,128
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	$55	$ 59,298
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	530,276
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	192,648
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,071,116
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	166,687
State of California, GO, BAB
7.55%, 04/01/39	3,115	3,760,547
7.30%, 10/01/39(a)	2,390	2,774,096
7.35%, 11/01/39	1,020	1,189,877
7.63%, 03/01/40(a)	1,230	1,482,952
7.60%, 11/01/40	1,525	1,851,891
State of California, Refunding GO
4.60%, 04/01/28(f)	200	203,341
5.88%, 10/01/41	400	411,550
5.20%, 03/01/43	265	255,083
University of California, RB
Series AD, 4.86%, 05/15/2112	225	186,359
Series AQ, 4.77%, 05/15/2115	333	274,168
		28,159,002
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	25	25,115
District of Columbia(a) — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	530	450,232
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	29,357
		479,589
Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	485,217
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	66,797
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	585	609,087
		1,161,101
Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	510	423,453
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	989	1,075,303
6.66%, 04/01/57	802	850,599
7.06%, 04/01/57	148	164,027
		2,513,382
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	225	154,507
Illinois — 0.3%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	250	217,250

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, ARB(a) (continued)
Series C, Senior Lien, 4.57%, 01/01/54	$100	$ 87,037
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	957,967
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	394	437,766
Series B, 6.90%, 12/01/40	1,070	1,188,248
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	354,129
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	693,250
Sales Tax Securitization Corp., Refunding RB
Series A, 4.79%, 01/01/48	150	133,179
Series B, 3.59%, 01/01/43	320	264,703
Series B, 3.82%, 01/01/48	65	50,059
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	814,265
State of Illinois, GO, BAB, 7.35%, 07/01/35(a)	1,136	1,205,015
		6,402,868
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	555	392,601
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	90	60,993
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Series A-3, 5.20%, 12/01/39	495	503,225
Series A-4, 4.48%, 08/01/39	1,460	1,379,141
		1,882,366
Maryland — 0.1%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56	780	740,251
Sustainability Bonds, 5.94%, 05/31/57	180	180,565
		920,816
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	25	16,987
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	570	583,792
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	697,844
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	46,529
		1,345,152
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, 3.38%, 12/01/40	1,055	866,123
Michigan State University, RB, Series A, 4.17%, 08/15/2122	343	243,495
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	1,000	892,836
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	39,966
Series A, 4.45%, 04/01/2122(a)	1,547	1,231,585
Security	Par (000)	Value
Michigan (continued)
University of Michigan, RB (continued)
Series B, 2.44%, 04/01/40	$625	$ 456,961
Series B, 2.56%, 04/01/50	663	408,410
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	600	496,952
		4,636,328
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	318	255,830
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	540,738
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50(a)	355	248,043
		788,781
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	89,100
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	355	399,494
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,110,458
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	820	934,889
Series F, 7.41%, 01/01/40	1,505	1,811,252
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	563	375,631
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	273,913
		4,506,143
New York — 0.7%
City of New York, GO
Series C-2, 4.61%, 09/01/37(a)	400	383,683
Series D-2, 5.26%, 10/01/44	250	240,684
Series H, 5.94%, 02/01/55	75	78,326
Sustainability Bonds, 5.26%, 10/01/52	780	739,801
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	100	102,811
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	1,400	1,300,790
City of New York, GO, BAB
5.52%, 10/01/37	400	403,211
Series F-1, 6.27%, 12/01/37	415	448,294
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	880	906,832
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	412,589
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	855	922,066
6.81%, 11/15/40	205	223,063
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	55	56,934
New York City Municipal Water Finance Authority, RB, BAB, 5.75%, 06/15/41	1,125	1,143,567
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44(a)	25	25,540
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	$215	$ 216,785
6.01%, 06/15/42	490	509,429
5.44%, 06/15/43	125	122,520
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	610	625,450
Series F, 5.63%, 03/15/39(a)	350	359,190
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	275	244,041
Series 20, 4.23%, 10/15/57	1,070	856,958
Series 215, 3.29%, 08/01/69	125	78,828
Series 225, 3.18%, 07/15/60	370	232,875
Series 229, 3.14%, 02/15/51	1,600	1,142,220
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,076,311
Series 168, 4.93%, 10/01/51	1,030	952,464
Series 181, 4.96%, 08/01/46	110	103,335
Series 182, 5.31%, 08/01/46	25	24,356
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	1,565	1,312,352
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55	200	207,353
		15,452,658
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(a)	60	39,930
Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	628,358
Series B, 8.08%, 02/15/50	400	501,850
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38	400	329,287
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,729,772
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	113,355
		3,302,622
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	268,082
Series A-2, 4.62%, 06/01/44	580	554,597
Series A-2, 4.85%, 02/01/45	500	492,628
Series A-3, 5.09%, 02/01/52	265	252,469
Series A-3, 4.71%, 05/01/52	115	103,872
		1,671,648
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	77,158
Port of Morrow Oregon, RB, 2.54%, 09/01/40	625	461,209
		538,367
Pennsylvania — 0.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	250	231,138
Series A, 2.99%, 06/01/42	1,040	778,848
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	465	456,830
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	294,868
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University, Refunding RB (continued)
Series D, 2.84%, 09/01/50	$95	$ 61,934
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	601,824
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	71,062
		2,496,504
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	28,157
Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	1,505	1,424,395
City of Houston Texas, GOL, 3.96%, 03/01/47	105	87,906
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	168,612
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	1,155	1,174,004
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	415,083
Series B, 6.00%, 12/01/44	450	463,650
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	298,282
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	250	275,462
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51(a)	550	446,407
Series A, 4.51%, 11/01/51	190	161,270
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38(a)	125	104,872
Series A, 3.14%, 11/01/45(a)	190	140,542
Series C, 3.09%, 11/01/40	1,065	840,857
Series C, 2.92%, 11/01/50	720	491,065
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,490	1,005,962
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,290,047
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	635,761
State of Texas, GO, BAB
5.52%, 04/01/39	945	967,633
Series A, 4.68%, 04/01/40	1,000	949,246
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, Class A1, 5.10%, 04/01/35	—	—
Series 2023-1, Class A2, 5.17%, 04/01/41	1,450	1,457,316
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	875	686,321
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	547,750
		14,032,443
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	283,872
Series A, 3.23%, 09/01/2119	55	32,155
Series U, 2.58%, 11/01/51	215	130,438
		446,465

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	$490	$ 448,784
Total Municipal Bonds — 4.3% (Cost: $105,975,963)		93,487,081
Preferred Securities
Capital Trust — 0.1%
Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/36	1,050	1,038,645
Total Preferred Securities — 0.1% (Cost: $1,092,053)		1,038,645
Total Long-Term Investments — 99.0% (Cost: $2,411,961,496)		2,148,792,858

	Shares
Short-Term Securities
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(h)(i)	187,060,088	187,134,912
Total Short-Term Securities — 8.6% (Cost: $187,082,641)		187,134,912
Total Investments — 107.6% (Cost: $2,599,044,137)		2,335,927,770
Liabilities in Excess of Other Assets — (7.6)%		(164,828,514)
Net Assets — 100.0%		$ 2,171,099,256

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 240,404,557	$ —	$ (53,205,035)(a)	$ 165	$ (64,775)	$ 187,134,912	187,060,088	$ 853,388 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 1,937,241,846	$ —	$ 1,937,241,846
Foreign Agency Obligations	—	117,025,286	—	117,025,286
Municipal Bonds	—	93,487,081	—	93,487,081
Preferred Securities
Capital Trust	—	1,038,645	—	1,038,645
Short-Term Securities
Money Market Funds	187,134,912	—	—	187,134,912
	$187,134,912	$2,148,792,858	$—	$2,335,927,770
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Long Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Fannie Mae, 5.63%, 07/15/37(a)	$4,000	$ 4,410,339
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,093,968
5.50%, 07/15/36	4,730	5,151,896
Tennessee Valley Authority
5.88%, 04/01/36	11,841	13,116,826
3.50%, 12/15/42	66	54,169
		23,827,198
Total U.S. Government Sponsored Agency Securities — 0.9% (Cost: $24,777,884)		23,827,198
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 11/15/54(a)	142,062	139,130,439
4.75%, 02/15/37 - 11/15/53	84,172	85,170,365
5.00%, 05/15/37	6,465	6,914,520
4.38%, 02/15/38 - 08/15/43	87,013	84,925,883
3.50%, 02/15/39	7,961	7,218,388
4.25%, 05/15/39 - 08/15/54	183,054	170,855,527
4.63%, 02/15/40 - 02/15/55	193,082	191,295,975
1.13%, 05/15/40 - 08/15/40	92,755	57,717,442
3.88%, 08/15/40 - 05/15/43	91,979	83,446,025
1.38%, 11/15/40 - 08/15/50	125,243	70,385,793
1.88%, 02/15/41 - 11/15/51(a)	188,460	115,380,251
2.25%, 05/15/41 - 02/15/52	172,876	114,982,182
1.75%, 08/15/41	75,281	50,379,323
3.75%, 08/15/41 - 11/15/43	50,466	44,799,040
2.00%, 11/15/41 - 08/15/51	208,068	128,964,951
3.13%, 11/15/41 - 05/15/48	122,546	97,293,003
2.38%, 02/15/42 - 05/15/51	166,366	111,766,480
3.00%, 05/15/42 - 08/15/52	335,672	253,562,280
3.25%, 05/15/42	44,977	37,555,711
2.75%, 08/15/42 - 11/15/47(a)	87,619	65,087,231
3.38%, 08/15/42 - 11/15/48(a)	119,173	97,823,666
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
4.00%, 11/15/42 - 11/15/52	$74,238	$ 67,142,672
2.88%, 05/15/43 - 05/15/52(a)	181,534	133,208,651
3.63%, 08/15/43 - 02/15/53(a)	132,532	111,798,991
4.13%, 08/15/44 - 08/15/53	106,369	97,303,449
2.50%, 02/15/45 - 05/15/46	129,263	91,185,338
1.25%, 05/15/50	48,428	23,563,249
1.63%, 11/15/50	67,221	35,837,462
3.79%, 05/15/53(a)	78,606	65,095,925
Total U.S. Treasury Obligations — 97.9% (Cost: $2,921,024,277)		2,639,790,212
Total Long-Term Investments — 98.8% (Cost: $2,945,802,161)		2,663,617,410

	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(b)(c)(d)	25,459,930	25,470,114
Total Short-Term Securities — 0.9% (Cost: $25,465,694)		25,470,114
Total Investments — 99.7% (Cost: $2,971,267,855)		2,689,087,524
Other Assets Less Liabilities — 0.3%		7,305,603
Net Assets — 100.0%		$ 2,696,393,127

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 61,316,339	$ —	$ (35,778,390)(a)	$ (62,700)	$ (5,135)	$ 25,470,114	25,459,930	$ 420,031 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	06/18/25	$ 121	$ (2,189)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 2,189	$ —	$ 2,189

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (10,309)	$ —	$ (10,309)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 5,734	$ —	$ 5,734
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$119,766
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 23,827,198	$ —	$ 23,827,198
U.S. Treasury Obligations	—	2,639,790,212	—	2,639,790,212
Short-Term Securities
Money Market Funds	25,470,114	—	—	25,470,114
	$25,470,114	$2,663,617,410	$—	$2,689,087,524

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (2,189)	$ —	$ —	$ (2,189)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/29	$600	$ 598,898
American Express Credit Account Master Trust
Series 2023-3, Class A, 5.23%, 09/15/28	4,402	4,463,465
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,118,686
Series 2024-3, Class A, 4.65%, 07/15/29	1,000	1,011,433
Americredit Automobile Receivables Trust, Series 2023-1, Class A3, 5.62%, 11/18/27	1,525	1,530,498
CarMax Auto Owner Trust
Series 2024-4, Class A4, 4.64%, 04/15/30	860	868,002
Series 2025-2, Class A3, 03/15/30(a)	800	804,558
Series 2025-2, Class B, 11/15/30(a)	500	503,821
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26%, 10/10/29	940	938,547
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28	6,913	6,999,095
Series 2024-A1I, Class A, 4.60%, 01/16/29	1,520	1,530,609
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	500	545,402
CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,600	1,622,857
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 05/17/32	1,000	991,978
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	2,304	2,309,370
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	3,027,097
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,029,829
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	2,000	2,029,464
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/28	3,350	3,388,405
Series 2024-C, Class A3, 4.07%, 07/15/29	3,000	2,992,588
Series 2024-D, Class B, 4.88%, 09/15/30	500	505,577
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, 02/21/28	600	603,686
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B, 5.16%, 08/16/29	1,000	1,017,347
Series 2024-2, Class A3, 5.10%, 03/16/29	2,938	2,967,573
Series 2024-2, Class B, 5.28%, 10/16/29	850	866,965
Series 2024-4, Class A3, 4.40%, 08/16/29	1,000	1,005,456
Series 2025-1, Class A3, 4.62%, 12/17/29	500	505,027
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3, 4.57%, 03/21/29	5,000	5,031,723
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	174	173,165
Series 2024-A, Class A3, 4.99%, 02/15/29	4,000	4,041,960
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	650	654,884
Series 2024-A, Class A4, 4.91%, 02/18/31	610	618,727
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	3,000	3,037,586
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3, 5.28%, 12/15/28	2,250	2,275,561
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/47	3,000	2,586,915
Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,766,896
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A3, 4.83%, 10/16/28	2,000	2,010,858
Series 2025-B, Class A3, 4.34%, 11/15/29	200	201,156
Security	Par (000)	Value
Asset-Backed Securities (continued)
Verizon Master Trust, Series 2024-3, Class A1A, 5.34%, 04/22/30	$7,000	$ 7,140,138
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/31	2,000	2,030,813
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/27	4,430	4,471,261
WF Card Issuance Trust, Series 2024-A2, Class A, 4.29%, 10/15/29	700	702,550
World Omni Auto Receivables Trust
Series 2022-A, Class A4, 1.90%, 03/15/28	1,000	979,214
Series 2025-A, Class A4, 4.86%, 11/15/30	500	509,919
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, 04/17/28	400	401,131
Total Asset-Backed Securities — 1.6% (Cost: $86,701,638)		87,410,690
Corporate Bonds
Electric Utilities — 0.1%
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	503,456
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/49	900	885,744
Series 2024-A, Class A2, 5.23%, 06/01/42	1,000	985,551
PG&E Wildfire Recovery Funding LLC
Series 2022-1, Class A2, 4.26%, 06/01/36	1,000	943,807
Series 2022-1, Class A3, 4.38%, 06/01/39	1,000	923,356
Series 2022-B, Class A3, 5.08%, 06/01/41	500	483,583
Total Corporate Bonds — 0.1% (Cost: $4,859,543)		4,725,497
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.7%
Bank
Series 2018-BN11, Class B, 4.48%, 03/15/61(b)	500	478,954
Series 2019-BN16, Class C, 4.79%, 02/15/52(b)	1,000	890,747
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,575,776
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,222,456
Series 2020-BN25, Class C, 3.46%, 01/15/63(b)	200	170,511
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,941,398
Series 2022-BNK40, Class B, 3.50%, 03/15/64(b)	500	428,971
Series 2022-BNK43, Class A5, 4.40%, 08/15/55	1,000	960,781
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,971,171
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(b)	1,180	1,238,793
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,201,609
Barclays Commercial Mortgage
Series 2024-C30, Class A2, 6.13%, 11/15/57	400	417,022
Series 2024-C30, Class AS, 5.83%, 11/15/57(b)	250	252,444
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	908	889,187
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	493,607
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,866,059
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,031,429
Series 2021-C9, Class C, 3.19%, 02/15/54(b)	250	207,555
Series 2022-C16, Class A5, 4.60%, 06/15/55(b)	3,000	2,933,044
Series 2022-C18, Class C, 6.35%, 12/15/55(b)	300	297,660
Series 2024-5C25, Class AS, 6.36%, 03/15/57(b)	410	427,792
Series 2024-5C25, Class C, 6.64%, 03/15/57(b)	500	504,455
Series 2025-C32, Class A5, 5.72%, 02/15/62	1,000	1,048,441

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	$7,713	$ 6,887,768
Series 2021-C10, Class ASB, 2.27%, 07/15/54	500	464,022
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,447,979
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,564,658
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,132,652
Series 2019-B13, Class A4, 2.95%, 08/15/57	4,093	3,815,907
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,415,845
Series 2020-B19, Class B, 2.35%, 09/15/53	937	722,518
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,582,401
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,709,259
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	6,085,961
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,400,749
Series 2024-V5, Class B, 6.06%, 01/10/57(b)	500	505,788
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,086,171
Series 2024-V6, Class AS, 6.38%, 03/15/57	920	963,249
Series 2024-V6, Class B, 6.79%, 03/15/57	1,080	1,122,124
Series 2024-V6, Class C, 6.67%, 03/15/57	440	443,517
Series 2024-V7, Class A2, 5.77%, 05/15/56	1,000	1,034,084
Series 2024-V8, Class B, 7.18%, 07/15/57(b)	500	525,596
Series 2025-V13, Class A2, 5.33%, 02/15/58	1,500	1,523,293
BMARK, Series 2023-V4, Class B, 7.71%, 11/15/56(b)	500	526,061
BMO Mortgage Trust
Series 2024-5C3, Class AS, 6.29%, 02/15/57(b)	1,000	1,040,459
Series 2024-5C5, Class A3, 5.86%, 02/15/57	1,400	1,459,795
Series 2024-5C6, Class AS, 5.75%, 09/15/57(b)	500	512,534
Series 2024-5C8, Class C, 5.74%, 12/15/57(b)	500	487,976
Series 2024-C8, Class A5, 5.60%, 03/15/57(b)	2,720	2,820,455
Series 2024-C8, Class AS, 5.91%, 03/15/57(b)	2,000	2,061,312
Series 2024-C8, Class B, 6.14%, 03/15/57(b)	1,470	1,479,928
Series 2024-C8, Class C, 6.23%, 03/15/57(b)	250	238,218
CD Mortgage Trust, Series 2018-CD7, Class B, 4.66%, 08/15/51(b)	400	381,972
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,700,223
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,816,536
Series 2019-C7, Class C, 4.05%, 12/15/72(b)	1,000	890,527
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,900,230
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	3,319	3,267,814
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,000	895,865
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	6,068,567
Series 2017-C6, Class AM, 3.56%, 06/10/50(b)	1,500	1,429,285
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	2,489	2,433,454
Series 2019-GC38, Class A3, 3.70%, 02/10/52	1,000	965,114
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,814,190
Series 2019-COR4, Class A5, 4.03%, 03/10/52	1,000	949,830
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,829,850
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,547,330
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,441	2,390,657
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	462,878
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	574,434
Series 2019-L3, Class B, 3.77%, 11/15/52(b)	250	225,291
Series 2020-HR8, Class B, 2.70%, 07/15/53	63	51,495
Series 2021-L6, Class AS, 2.75%, 06/15/54(b)	1,634	1,370,609
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust (continued)
Series 2021-L6, Class C, 3.57%, 06/15/54(b)	$250	$ 195,998
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(b)	750	729,395
Series 2018-C43, Class ASB, 3.95%, 03/15/51(b)	564	560,099
Series 2018-C44, Class ASB, 4.17%, 05/15/51	606	602,527
Series 2018-C47, Class AS, 4.67%, 09/15/61(b)	2,000	1,952,595
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,126,699
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,333,292
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	2,041,708
Series 2021-C59, Class ASB, 2.30%, 04/15/54	830	783,777
Series 2021-C61, Class C, 3.31%, 11/15/54	500	406,646
Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $154,046,345)		147,209,028
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 2.9%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,070	3,999,704
Series 2016-M6, Class A2, 2.49%, 05/25/26	3,834	3,762,069
Series 2017-M12, Class A2, 3.16%, 06/25/27(b)	1,175	1,152,332
Series 2017-M15, Class A2, 3.07%, 09/25/27(b)	2,758	2,697,675
Series 2018-M12, Class A2, 3.75%, 08/25/30(b)	2,489	2,424,631
Series 2018-M3, Class A2, 3.17%, 02/25/30(b)	6,309	6,044,647
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,655	3,440,859
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,465	3,957,454
Series 2021-M13, Class A2, 1.65%, 04/25/31(b)	3,536	3,040,683
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	2,489	2,150,770
Freddie Mac
Series K071, Class A2, 3.29%, 11/25/27	10,000	9,818,246
Series K149, Class AM, 3.53%, 09/25/32	500	469,284
Series K-150, Class A2, 3.71%, 09/25/32(b)	2,000	1,909,985
Series K-157, Class A2, 4.20%, 05/25/33	1,000	981,516
Series K-158, Class A2, 4.05%, 07/25/33	1,500	1,455,340
Series K-160, Class A2, 4.50%, 08/25/33(b)	2,000	1,998,535
Series K-167, Class A2, 4.76%, 10/25/34	3,600	3,644,563
Series K507, Class A2, 4.80%, 09/25/28(b)	2,000	2,041,795
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(b)	4,150	4,100,610
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,849,610
Series K076, Class A2, 3.90%, 04/25/28	659	656,352
Series K081, Class A2, 3.90%, 08/25/28(b)	8,302	8,263,048
Series K088, Class A2, 3.69%, 01/25/29	413	407,625
Series K100, Class A2, 2.67%, 09/25/29	11,302	10,659,363
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,391,848
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,510,711
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,936,835
Series K111, Class A2, 1.35%, 05/25/30	829	725,784
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,737,648
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,239,655
Series K126, Class A2, 2.07%, 01/25/31	9,074	8,094,707
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,751,783
Series K143, Class A2, 2.35%, 03/25/32	3,425	3,018,361
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,427,720
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,821,236
Series K-151, Class A2, 3.80%, 10/25/32(b)	3,750	3,598,710
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,097,542
Series K-154, Class A2, 4.35%, 01/25/33(b)	3,000	2,978,470
Series K-156, Class A2, 4.43%, 02/25/33(b)	2,500	2,495,005
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K-159, Class A2, 4.50%, 07/25/33(b)	$3,000	$ 3,000,454
Series K739, Class A2, 1.34%, 09/25/27	3,000	2,836,761
Series K748, Class A2, 2.26%, 01/25/29(b)	10,000	9,390,586
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,943,529
		153,924,041
Mortgage-Backed Securities — 93.2%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	774	696,060
4.00%, 02/01/47 - 02/01/57	2,818	2,651,392
3.50%, 11/01/51	4,412	4,084,481
(12-mo. RFUCCT US + 1.53%), 6.87%, 05/01/43(b)	27	27,371
(12-mo. RFUCCT US + 1.54%), 7.01%, 06/01/43(b)	37	38,062
(12-mo. RFUCCT US + 1.70%), 7.52%, 08/01/42(b)	8	8,366
(12-mo. RFUCCT US + 1.75%), 7.54%, 08/01/41(b)	2	1,623
(12-mo. RFUCCT US + 1.83%), 6.75%, 11/01/40(b)	1	1,296
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	29,648	26,784,290
2.50%, 07/01/28 - 01/01/33	5,854	5,610,576
3.50%, 03/01/32 - 06/01/49	29,197	27,079,658
5.00%, 04/01/33 - 04/01/49	1,174	1,179,435
4.00%, 05/01/33 - 01/01/49	9,949	9,476,706
5.50%, 06/01/35 - 01/01/39	38	40,329
4.50%, 06/01/38 - 01/01/49	4,065	3,983,312
(12-mo. RFUCCT US + 1.67%), 7.12%, 08/01/41(b)	2	1,706
(12-mo. RFUCCT US + 1.85%), 7.06%, 09/01/40(b)	3	3,532
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 02/20/55(c)	115,958	116,191,289
6.00%, 03/15/35 - 04/20/55(c)	102,584	103,875,132
6.50%, 09/15/36 - 03/20/55(c)	54,545	55,827,282
4.50%, 07/15/39 - 05/20/55(c)	95,058	91,538,899
5.00%, 11/15/39 - 12/20/54(c)	122,208	120,187,865
4.00%, 03/15/41 - 05/20/55(c)	96,055	90,006,352
3.50%, 09/20/42 - 07/20/53(c)	129,154	118,262,627
3.00%, 01/20/43 - 05/20/55(c)	164,974	146,711,668
2.50%, 05/20/45 - 05/20/55(c)	226,811	193,317,548
2.00%, 07/20/50 - 06/20/52	223,916	182,581,058
1.50%, 10/20/51	707	542,832
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 02/01/53(c)	254,851	240,958,936
3.50%, 02/01/26 - 05/01/53(c)	268,014	245,782,414
3.00%, 01/01/27 - 07/01/52(c)	420,828	373,746,869
2.50%, 09/01/28 - 05/15/54(c)	795,087	675,930,685
7.00%, 02/01/32	7	6,908
6.50%, 07/01/32 - 05/15/55(c)	148,712	154,450,644
5.00%, 11/01/33 - 01/01/55(c)	205,340	201,810,347
6.00%, 03/01/34 - 05/15/55(c)	232,413	237,074,808
2.00%, 12/01/35 - 05/13/55(c)(d)	1,232,687	1,011,852,574
1.50%, 03/01/36 - 11/01/51(c)	122,295	99,338,217
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.50%, 04/01/36 - 05/15/55(a)(c)	$294,236	$ 294,960,285
4.50%, 09/01/39 - 05/13/55(c)	175,963	169,139,366
		5,005,762,800
Total U.S. Government Sponsored Agency Securities — 96.1% (Cost: $5,533,109,682)		5,159,686,841
Total Long-Term Investments — 100.5% (Cost: $5,778,717,208)		5,399,032,056

	Shares
Short-Term Securities
Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)	382,447,610	382,600,589
Total Short-Term Securities — 7.1% (Cost: $382,430,930)		382,600,589
Total Investments Before TBA Sale Commitments — 107.6% (Cost: $6,161,148,138)		5,781,632,645

Par (000)
TBA Sale Commitments(c)
Mortgage-Backed Securities — (0.7)%
Ginnie Mae Mortgage-Backed Securities
3.50%, 03/20/52	$(550)	(499,579)
4.50%, 05/20/55	(400)	(382,843)
5.50%, 05/15/54	(2,975)	(2,973,408)
Uniform Mortgage-Backed Securities
2.00%, 05/13/55	(6,200)	(4,916,347)
2.50%, 05/15/54	(4,350)	(3,615,593)
3.00%, 02/25/52	(2,050)	(1,778,790)
3.50%, 03/25/52	(3,075)	(2,774,842)
4.00%, 06/25/52	(3,625)	(3,377,934)
4.50%, 05/13/55	(11,550)	(11,044,691)
5.50%, 05/15/55	(8,225)	(8,207,244)
Total TBA Sale Commitments — (0.7)% (Proceeds: $(39,256,997))		(39,571,271)
Total Investments, Net of TBA Sale Commitments — 106.9% (Cost: $6,121,891,141)		5,742,061,374
Liabilities in Excess of Other Assets — (6.9)%		(372,147,376)
Net Assets — 100.0%		$ 5,369,913,998

(a)	When-issued security.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Securitized Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 423,165,358	$ —	$ (40,443,578)(a)	$ 16,995	$ (138,186)	$ 382,600,589	382,447,610	$ 12,788,997	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 87,410,690	$ —	$ 87,410,690
Corporate Bonds	—	4,725,497	—	4,725,497
Non-Agency Mortgage-Backed Securities	—	147,209,028	—	147,209,028
U.S. Government Sponsored Agency Securities	—	5,159,686,841	—	5,159,686,841
Short-Term Securities
Money Market Funds	382,600,589	—	—	382,600,589
Liabilities
Investments
TBA Sale Commitments	—	(39,571,271)	—	(39,571,271)
	$382,600,589	$5,359,460,785	$—	$5,742,061,374
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,247,189,888	$ 6,451,368,486	$ 2,148,792,858	$ 2,663,617,410
Investments, at value — affiliated(c)	272,831,244	187,655,300	187,134,912	25,470,114
Cash	—	1,533	1,990,532	—
Cash pledged for futures contracts	—	—	—	6,000
Receivables:
Investments sold	440,341,559	10,588,507	455,195,534	702,441,003
Securities lending income — affiliated	56,614	41,878	44,894	9,178
Capital shares sold	10,550,688	1,711,796,275	4,043	3,251,437
Dividends — affiliated	156,843	16,013	105,435	20,845
Interest — unaffiliated	33,399,712	50,856,027	30,879,980	34,859,711
From the Manager	—	—	—	708
From affiliate	—	8,219	—	—
Prepaid expenses	7,530	8,430	6,810	7,650
Total assets	4,004,534,078	8,412,340,668	2,824,154,998	3,429,684,056
LIABILITIES
Bank overdraft	936,057	—	—	—
Collateral on securities loaned	250,636,371	177,830,768	164,115,102	19,029,562
Payables:
Investments purchased	8,486,408	1,729,034,316	1,750,339	—
Capital shares redeemed	464,491,189	2,978,589	487,174,994	714,246,593
Trustees’ and Officer’s fees	1,154	2,913	725	—
Professional fees	14,502	14,176	14,582	13,919
Variation margin on futures contracts	—	—	—	855
Total liabilities	724,565,681	1,909,860,762	653,055,742	733,290,929
Commitments and contingent liabilities
NET ASSETS	$ 3,279,968,397	$ 6,502,479,906	$ 2,171,099,256	$ 2,696,393,127
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 3,405,744,864	$ 6,713,566,899	$ 2,658,401,267	$ 3,349,602,053
Accumulated loss	(125,776,467)	(211,086,993)	(487,302,011)	(653,208,926)
NET ASSETS	$ 3,279,968,397	$ 6,502,479,906	$ 2,171,099,256	$ 2,696,393,127
Net asset value	$ 10.07	$ 9.99	$ 8.88	$ 7.84
(a) Investments, at cost—unaffiliated	$3,264,953,124	$6,525,384,193	$2,411,961,496	$2,945,802,161
(b) Securities loaned, at value	$242,707,603	$163,289,086	$156,957,546	$18,407,343
(c) Investments, at cost—affiliated	$272,770,358	$187,653,190	$187,082,641	$25,465,694
(d) Shares outstanding	325,636,493	650,947,984	244,574,153	343,733,087
(e) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2025

iShares U.S. Securitized Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 5,399,032,056
Investments, at value — affiliated(b)	382,600,589
Receivables:
Investments sold	5,004,482
TBA sale commitments	39,256,997
Dividends — affiliated	1,440,771
Interest — unaffiliated	16,236,277
Principal paydowns	21
Prepaid expenses	9,300
Total assets	5,843,580,493
LIABILITIES
Bank overdraft	651,443
Cash received as collateral for TBA commitments	1,540,681
TBA sale commitments, at value(c)	39,571,271
Payables:
Investments purchased	416,936,390
Capital shares redeemed	14,950,811
Trustees’ and Officer’s fees	1,471
Professional fees	14,428
Total liabilities	473,666,495
Commitments and contingent liabilities
NET ASSETS	$ 5,369,913,998
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 5,824,762,945
Accumulated loss	(454,848,947)
NET ASSETS	$ 5,369,913,998
Net asset value	$ 9.48
(a) Investments, at cost—unaffiliated	$5,778,717,208
(b) Investments, at cost—affiliated	$382,430,930
(c) Proceeds from TBA sale commitments	$39,256,997
(d) Shares outstanding	566,297,082
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$1,087,624	$183,352	$532,580	$265,572
Interest — unaffiliated	78,900,512	76,332,869	71,166,145	70,180,129
Securities lending income — affiliated — net	339,628	315,180	320,808	154,459
Other income — affiliated	8,094	16,464	—	—
Total investment income	80,335,858	76,847,865	72,019,533	70,600,160
EXPENSES
Administration	1,064,748	1,173,165	795,170	824,557
Investment advisory	1,064,748	1,173,165	795,170	824,557
Professional	20,057	21,332	19,347	19,772
Trustees and Officer	17,224	22,670	13,534	14,992
Miscellaneous	7,635	7,760	7,635	7,635
Total expenses	2,174,412	2,398,092	1,630,856	1,691,513
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,166,777)	(2,390,332)	(1,623,221)	(1,683,878)
Total expenses after fees waived and/or reimbursed	7,635	7,760	7,635	7,635
Net investment income	80,328,223	76,840,105	72,011,898	70,592,525
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,156,095)	(29,538,862)	(109,161,062)	(254,812,960)
Investments — affiliated	(15,460)	(149,536)	165	(62,700)
Futures contracts	—	—	—	(10,309)
	(11,171,555)	(29,688,398)	(109,160,897)	(254,885,969)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	42,596,041	114,806,890	9,579,183	188,071,392
Investments — affiliated	(74,008)	(45,184)	(64,775)	(5,135)
Futures contracts	—	—	—	5,734
	42,522,033	114,761,706	9,514,408	188,071,991
Net realized and unrealized gain (loss)	31,350,478	85,073,308	(99,646,489)	(66,813,978)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,678,701	$161,913,413	$(27,634,591)	$3,778,547
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2025

iShares U.S. Securitized Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$12,788,997
Interest — unaffiliated	94,446,546
Total investment income	107,235,543
EXPENSES
Administration	1,577,291
Investment advisory	1,577,291
Trustees and Officer	23,678
Professional	21,757
Miscellaneous	7,635
Total expenses	3,207,652
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(3,200,017)
Total expenses after fees waived and/or reimbursed	7,635
Net investment income	107,227,908
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,869,104)
Investments — affiliated	16,995
(9,852,109)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	61,225,719
Investments — affiliated	(138,186)
61,087,533
Net realized and unrealized gain	51,235,424
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,463,332
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund		iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$80,328,223	$129,515,015	$76,840,105	$137,882,051
Net realized loss	(11,171,555)	(13,647,121)	(29,688,398)	(20,108,241)
Net change in unrealized appreciation (depreciation)	42,522,033	169,070,519	114,761,706	171,545,177
Net increase in net assets resulting from operations	111,678,701	284,938,413	161,913,413	289,318,987
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(80,167,211)	(129,388,167)	(76,058,909)	(136,403,941)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(135,625,104)	804,523,675	1,292,397,714	1,048,413,221
NET ASSETS
Total increase (decrease) in net assets	(104,113,614)	960,073,921	1,378,252,218	1,201,328,267
Beginning of period	3,384,082,011	2,424,008,090	5,124,227,688	3,922,899,421
End of period	$3,279,968,397	$3,384,082,011	$6,502,479,906	$5,124,227,688

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares U.S. Long Credit Bond Index Fund		iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$72,011,898	$118,113,089	$70,592,525	$96,704,415
Net realized loss	(109,160,897)	(45,862,241)	(254,885,969)	(79,645,321)
Net change in unrealized appreciation (depreciation)	9,514,408	302,100,414	188,071,991	316,149,597
Net increase (decrease) in net assets resulting from operations	(27,634,591)	374,351,262	3,778,547	333,208,691
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(71,835,798)	(117,856,364)	(70,232,453)	(96,037,633)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(229,112,659)	259,621,932	(195,824,254)	576,087,086
NET ASSETS
Total increase (decrease) in net assets	(328,583,048)	516,116,830	(262,278,160)	813,258,144
Beginning of period	2,499,682,304	1,983,565,474	2,958,671,287	2,145,413,143
End of period	$2,171,099,256	$2,499,682,304	$2,696,393,127	$2,958,671,287

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$107,227,908	$184,768,135
Net realized gain (loss)	(9,852,109)	19,077,928
Net change in unrealized appreciation (depreciation)	61,087,533	281,030,261
Net increase in net assets resulting from operations	158,463,332	484,876,324
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(108,011,201)	(176,885,720)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	196,772,574	589,662,685
NET ASSETS
Total increase in net assets	247,224,705	897,653,289
Beginning of period	5,122,689,293	4,225,036,004
End of period	$5,369,913,998	$5,122,689,293

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Credit Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.99	$9.42	$9.43	$10.00
Net investment income(b)	0.22	0.42	0.35	0.12
Net realized and unrealized gain (loss)	0.08	0.57	(0.01)	(0.57)
Net increase (decrease) from investment operations	0.30	0.99	0.34	(0.45)
Distributions from net investment income(c)	(0.22)	(0.42)	(0.35)	(0.12)
Net asset value, end of period	$10.07	$9.99	$9.42	$9.43
Total Return(d)
Based on net asset value	3.07%(e)(f)	10.62%	3.53%	(4.49)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(h)(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	4.53%(h)	4.25%	3.61%	2.84%(h)
Supplemental Data
Net assets, end of period (000)	$3,279,968	$3,384,082	$2,424,008	$1,770,102
Portfolio turnover rate	18%	20%	14%	19%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.80	$9.44	$9.51	$10.00
Net investment income(b)	0.16	0.29	0.23	0.08
Net realized and unrealized gain (loss)	0.19	0.36	(0.08)	(0.50)
Net increase (decrease) from investment operations	0.35	0.65	0.15	(0.42)
Distributions from net investment income(c)	(0.16)	(0.29)	(0.22)	(0.07)
Net asset value, end of period	$9.99	$9.80	$9.44	$9.51
Total Return(d)
Based on net asset value	3.58%(e)(f)	6.92%	1.59%	(4.18)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%(h)
Total expenses after fees waived and/or reimbursed	0.00%(h)(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	3.27%(h)	3.00%	2.35%	1.73%(h)
Supplemental Data
Net assets, end of period (000)	$6,502,480	$5,124,228	$3,922,899	$3,462,964
Portfolio turnover rate	23%	21%	24%	16%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Credit Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.22	$8.17	$8.53	$10.00
Net investment income(b)	0.24	0.48	0.47	0.20
Net realized and unrealized gain (loss)	(0.34)	1.05	(0.36)	(1.47)
Net increase (decrease) from investment operations	(0.10)	1.53	0.11	(1.27)
Distributions from net investment income(c)	(0.24)	(0.48)	(0.47)	(0.20)
Net asset value, end of period	$8.88	$9.22	$8.17	$8.53
Total Return(d)
Based on net asset value	(1.08)%(e)	18.83%	0.80%	(12.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%(g)	0.12%	0.12%	0.12%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	0.00%	— %(g)
Net investment income	5.43%(g)	5.19%	5.11%	4.79%(g)
Supplemental Data
Net assets, end of period (000)	$2,171,099	$2,499,682	$1,983,565	$1,924,367
Portfolio turnover rate	15%	13%	13%	7%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.02	$7.25	$8.18	$10.00
Net investment income(b)	0.17	0.32	0.30	0.13
Net realized and unrealized gain (loss)	(0.18)	0.77	(0.93)	(1.82)
Net increase (decrease) from investment operations	(0.01)	1.09	(0.63)	(1.69)
Distributions from net investment income(c)	(0.17)	(0.32)	(0.30)	(0.13)
Net asset value, end of period	$7.84	$8.02	$7.25	$8.18
Total Return(d)
Based on net asset value	(0.18)%(e)	15.01%	(8.17)%	(17.06)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.10%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	0.00%(h)	— %(g)
Net investment income	4.28%(g)	3.92%	3.57%	3.09%(g)
Supplemental Data
Net assets, end of period (000)	$2,696,393	$2,958,671	$2,145,413	$1,860,524
Portfolio turnover rate	21%	12%	4%	5%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.39	$8.76	$9.12	$10.00
Net investment income(b)	0.19	0.36	0.32	0.11
Net realized and unrealized gain (loss)	0.09	0.62	(0.35)	(0.88)
Net increase (decrease) from investment operations	0.28	0.98	(0.03)	(0.77)
Distributions(c)
From net investment income	(0.19)	(0.35)	(0.33)	(0.11)
Return of capital	—	—	(0.00)(d)	—
Total distributions	(0.19)	(0.35)	(0.33)	(0.11)
Net asset value, end of period	$9.48	$9.39	$8.76	$9.12
Total Return(e)
Based on net asset value	3.03%(f)	11.25%	(0.53)%	(7.71)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(h)(i)	0.00%	0.00%(i)	— %(h)
Net investment income	4.08%(h)	3.89%	3.43%	2.53%(h)
Supplemental Data
Net assets, end of period (000)	$5,369,914	$5,122,689	$4,225,036	$3,867,714
Portfolio turnover rate(j)	132%	252%	341%	150%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Portfolio turnover rate (excluding MDRs)	29%	132%	163%	150%

(k)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Intermediate Credit Bond
Barclays Capital, Inc.	$ 12,748,349	$ (12,748,349)	$ —	$ —
BMO Capital Markets Corp.	5,078,806	(5,078,806)	—	—
BNP Paribas SA	30,214,456	(30,214,456)	—	—
BofA Securities, Inc.	13,072,605	(13,072,605)	—	—
Citigroup Global Markets, Inc.	8,011,999	(8,011,999)	—	—
Goldman Sachs & Co. LLC	21,750,976	(21,750,976)	—	—
HSBC Securities (USA), Inc.	3,931,036	(3,931,036)	—	—
J.P. Morgan Securities LLC	53,508,325	(53,508,325)	—	—
Jefferies LLC	1,603,993	(1,603,993)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	4,045,719	(4,045,719)	—	—
Morgan Stanley	16,092,710	(16,092,710)	—	—
Nomura Securities International, Inc.	773,632	(773,632)	—	—
RBC Capital Markets LLC	35,859,921	(35,859,921)	—	—
Scotia Capital (USA), Inc.	3,479,854	(3,479,854)	—	—
Scotia Capital, Inc.	349,576	(349,576)	—	—
State Street Bank & Trust Co.	3,101,767	(3,101,767)	—	—
TD Securities (USA) LLC	478,632	(478,632)	—	—
Toronto-Dominion Bank	527,044	(527,044)	—	—
UBS Securities LLC	1,598,604	(1,598,604)	—	—
Wells Fargo Bank N.A.	527,726	(527,726)	—	—
Wells Fargo Securities LLC	25,951,873	(25,951,873)	—	—
	$ 242,707,603	$ (242,707,603)	$ —	$ —
U.S. Intermediate Government Bond
Morgan Stanley	$ 138,770,462	$ (138,770,462)	$ —	$ —
Nomura Securities International, Inc.	13,970,221	(13,970,221)	—	—
TD Securities (USA) LLC	5,991,626	(5,991,626)	—	—
Toronto-Dominion Bank	4,556,777	(4,556,777)	—	—
	$ 163,289,086	$ (163,289,086)	$ —	$ —
U.S. Long Credit Bond
Barclays Capital, Inc.	$ 7,687,654	$ (7,687,654)	$ —	$ —
BMO Capital Markets Corp.	3,152,968	(3,152,968)	—	—
BNP Paribas SA	36,103,792	(36,103,792)	—	—
BofA Securities, Inc.	2,776,376	(2,776,376)	—	—
Citigroup Global Markets, Inc.	182,624	(182,624)	—	—
Goldman Sachs & Co. LLC	11,274,484	(11,274,484)	—	—
HSBC Securities (USA), Inc.	833,945	(833,945)	—	—
J.P. Morgan Securities LLC	48,297,868	(48,297,868)	—	—
Jefferies LLC	112,682	(112,682)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	804,803	(804,803)	—	—
Morgan Stanley	7,578,095	(7,578,095)	—	—
Nomura Securities International, Inc.	633,117	(633,117)	—	—
RBC Capital Markets LLC	30,940,387	(30,940,387)	—	—
Scotia Capital (USA), Inc.	841,620	(841,620)	—	—
Scotia Capital, Inc.	25,314	(25,314)	—	—
State Street Bank & Trust Co.	547,430	(547,430)	—	—
Toronto-Dominion Bank	281,019	(281,019)	—	—
UBS AG	4,821	(4,821)	—	—
UBS Securities LLC	345,516	(345,516)	—	—
Wells Fargo Bank N.A.	986,056	(986,056)	—	—
Wells Fargo Securities LLC	3,546,975	(3,546,975)	—	—
	$ 156,957,546	$ (156,957,546)	$ —	$ —
U.S. Long Government Bond
J.P. Morgan Securities LLC	$ 9,499,659	$ (9,499,659)	$ —	$ —
Morgan Stanley	718,750	(718,750)	—	—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Long Government Bond (continued)
RBC Capital Markets LLC	$ 3,778,595	$ (3,778,595)	$ —	$ —
Wells Fargo Securities LLC	4,410,339	(4,410,339)	—	—
	$ 18,407,343	$ (18,407,343)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2025, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 1,064,748
U.S. Intermediate Government Bond	1,173,165
U.S. Long Credit Bond	795,170

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Long Government Bond	$ 824,557
U.S. Securitized Bond	1,577,291
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the BlackRock Advisors LLC (the "Administrator"), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Administration Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2025, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 1,064,748
U.S. Intermediate Government Bond	1,173,165
U.S. Long Credit Bond	795,170
U.S. Long Government Bond	824,557
U.S. Securitized Bond	1,577,291
Expense Waivers and Reimbursements:  The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 37,281
U.S. Intermediate Government Bond	44,002
U.S. Long Credit Bond	32,881
U.S. Long Government Bond	34,764
U.S. Securitized Bond	45,435
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
U.S. Intermediate Credit Bond	$ 121,001
U.S. Intermediate Government Bond	127,533
U.S. Long Credit Bond	110,381
U.S. Long Government Bond	57,903
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  During the six months ended April 30, 2025, iShares U.S. Intermediate Credit Bond and iShares U.S. Intermediate Government Bond received a reimbursement of $8,094 and $16,464, respectively, from an affiliate, which is included in other income in the Statements of Operations, related to an operating event.
7.
 PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
U.S. Intermediate Credit Bond	$ —	$ —	$ 619,618,913	$ 719,554,899
U.S. Intermediate Government Bond	2,404,834,343	1,143,651,389	—	—
U.S. Long Credit Bond	—	—	398,135,596	607,586,835
U.S. Long Government Bond	678,734,595	870,038,853	—	—
U.S. Securitized Bond	7,145,313,236	6,969,650,653	28,852,740	23,923,224
For the six months ended April 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
U.S. Securitized Bond	$ 5,432,915,591	$ 5,431,859,305
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
U.S. Intermediate Credit Bond	$ (94,885,505)
U.S. Intermediate Government Bond	(105,823,939)
U.S. Long Credit Bond	(102,949,962)
U.S. Long Government Bond	(112,511,736)
U.S. Securitized Bond	(68,334,805)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Intermediate Credit Bond	$ 3,540,817,850	$ 32,433,108	$ (53,229,826)	$ (20,796,718)
U.S. Intermediate Government Bond	6,715,920,260	36,940,008	(113,836,482)	(76,896,474)
U.S. Long Credit Bond	2,611,757,149	3,907,870	(279,737,249)	(275,829,379)
U.S. Long Government Bond	2,976,258,955	2,154,050	(289,327,670)	(287,173,620)
U.S. Securitized Bond	6,164,420,073	27,357,340	(410,459,042)	(383,101,702)
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Credit Bond
Shares sold	49,000,206	$ 489,330,726	116,043,502	$ 1,149,188,261
Shares issued in reinvestment of distributions	8,007,053	80,165,112	13,046,775	129,390,883
Shares redeemed	(70,243,163)	(705,120,942)	(47,515,004)	(474,055,469)
	(13,235,904)	$ (135,625,104)	81,575,273	$ 804,523,675

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Government Bond
Shares sold	222,286,885	$ 2,211,696,313	161,128,773	$ 1,576,805,200
Shares issued in reinvestment of distributions	7,715,834	76,057,289	13,979,191	136,405,929
Shares redeemed	(101,758,653)	(995,355,888)	(67,979,118)	(664,797,908)
	128,244,066	$ 1,292,397,714	107,128,846	$ 1,048,413,221

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Credit Bond
Shares sold	40,133,888	$ 364,979,434	48,481,864	$ 447,673,310
Shares issued in reinvestment of distributions	7,931,669	71,835,235	12,734,587	117,861,748
Shares redeemed	(74,686,110)	(665,927,328)	(32,785,715)	(305,913,126)
	(26,620,553)	$ (229,112,659)	28,430,736	$ 259,621,932

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Government Bond
Shares sold	82,734,572	$ 650,418,587	104,763,814	$ 844,394,639
Shares issued in reinvestment of distributions	8,908,114	70,230,887	11,828,036	96,040,154
Shares redeemed	(116,671,514)	(916,473,728)	(43,821,409)	(364,347,707)
	(25,028,828)	$ (195,824,254)	72,770,441	$ 576,087,086

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Securitized Bond
Shares sold	47,839,403	$ 448,253,707	84,590,471	$ 791,061,967
Shares issued in reinvestment of distributions	11,463,716	108,009,663	18,885,455	176,887,577
Shares redeemed	(38,364,353)	(359,490,796)	(40,224,462)	(378,286,859)
	20,938,766	$ 196,772,574	63,251,464	$ 589,662,685
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CD	Certificate of Deposit
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced

2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

April 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Enhanced Roll Yield Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.
iShares Enhanced Roll Yield Index Fund
Derivative Financial Instruments
3

Consolidated Schedule of Investments (unaudited)
April 30, 2025
iShares Enhanced Roll Yield Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 19.5%
Bank of America
4.50%, 01/02/26	$2,540	$ 2,542,749
4.49%, 01/13/26	2,250	2,252,614
Bank of Montreal, 4.74%, 11/13/25(a)	890	890,229
Bank of Nova Scotia, 4.69%, 01/02/26(a)	3,000	2,999,938
Cooperatieve Centrale, 4.43%, 10/14/25	6,750	6,750,821
DG Bank
4.43%, 06/30/25	2,000	1,999,908
4.41%, 08/07/25	3,500	3,499,935
HSBC Bank USA NA, 4.73%, 12/04/25(a)	1,750	1,748,822
Mitsubishi UFJ Trust & Banking Corp., 4.59%, 08/08/25(a)	3,000	3,000,405
Mizuho Bank Ltd.(a)
4.61%, 07/08/25 - 01/14/26	6,040	6,045,712
4.71%, 02/06/26	1,000	999,784
MUFG Bank Ltd., 4.61%, 07/07/25(a)	4,000	4,000,887
Nordea Bank Abp, 4.57%, 07/14/25(a)	2,000	1,999,912
Oversea Chinese Bank Co., 4.53%, 06/05/25	2,380	2,380,016
Royal Bank of Canada
4.60%, 11/25/25	1,400	1,401,909
4.44%, 12/12/25	2,000	2,001,452
Standard Chartered Bank, 4.66%, 09/30/25(a)	3,500	3,501,026
Sumitomo Mitsui Banking Corp.
4.54%, 06/09/25	2,380	2,379,941
4.66%, 07/07/25(a)	4,000	4,000,774
Sumitomo Mitsui Banking Corp./New York
4.43%, 05/30/25	1,450	1,450,012
4.61%, 06/11/25(a)	720	720,097
Sumitomo Mitsui Trust, 4.67%, 10/30/25(a)	1,800	1,799,990
Svenska Handelsbanken
4.42%, 11/07/25	3,380	3,380,334
4.60%, 11/12/25	900	900,849
4.67%, 01/13/26(a)	2,580	2,579,411
Toronto-Dominion Bank
4.65%, 10/01/25(a)	3,000	3,000,581
4.50%, 11/17/25	1,110	1,110,841
UBS AG, 4.76%, 11/03/25(a)	1,120	1,120,080
		70,459,029
Commercial Paper — 5.2%
Cisco Systems, Inc., 4.59%, 05/02/25(b)	1,150	1,149,724
Citigroup Global Markets, Inc., 4.60%, 11/14/25(b)	1,010	986,225
DNB Bank ASA, 4.59%, 11/10/25(b)	940	918,605
Macquarie Bank Ltd.(b)
4.48%, 11/10/25	3,000	2,930,799
4.62%, 01/13/26	2,760	2,677,135
4.39%, 03/19/26	930	895,930
National Bank of Canada(a)
4.64%, 12/24/25	3,580	3,579,527
4.69%, 02/05/26	1,000	999,874
Procter & Gamble Co., 4.36%, 06/16/25(b)	2,750	2,734,780
Salisbury Receivables Co. LLC, 4.45%, 08/04/25(b)	1,820	1,798,815
		18,671,414

Security	Shares	Value
Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	9,032,078	$ 9,032,078

	Par (000)
U.S. Treasury Obligations — 67.7%
U.S. Treasury Bills(b)
4.36%, 05/01/25	$21,000	21,000,000
4.30%, 05/06/25	20,000	19,988,322
4.41%, 05/08/25	25,000	24,979,560
4.31%, 05/13/25	9,000	8,987,355
4.33%, 05/15/25 - 08/07/25	12,500	12,382,066
4.33%, 05/15/25	17,250	17,221,724
4.32%, 05/27/25 - 06/12/25	20,000	19,920,101
4.46%, 05/29/25	20,000	19,934,359
4.33%, 06/03/25	3,500	3,486,465
4.29%, 07/01/25	3,000	2,978,590
4.31%, 07/17/25 - 11/28/25	20,000	19,662,353
4.30%, 07/31/25	5,000	4,947,068
4.35%, 08/14/25	2,000	1,975,621
4.36%, 08/21/25	15,500	15,298,474
4.23%, 09/04/25	5,500	5,420,258
4.21%, 10/02/25	7,500	7,368,712
4.22%, 10/30/25	10,000	9,796,008
4.14%, 01/22/26	20,000	19,435,585
4.11%, 03/19/26	10,000	9,664,622
		244,447,243
Total Short-Term Securities — 94.9% (Cost: $342,533,333)		342,609,764
Total Investments — 94.9% (Cost: $342,533,333)		342,609,764
Other Assets Less Liabilities — 5.1%		18,560,967
Net Assets — 100.0%		$ 361,170,731

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Enhanced Roll Yield Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/01/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 9,032,078 (b)	$ —	$ —	$ —	$ 9,032,078	9,032,078	$ 381,719	$ —

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Lean Hogs(a)	57	06/13/25	$ 2,241	$ (22,508)
Lead(a)	37	06/16/25	1,812	(6,329)
LME Aluminium Premiums(a)	46	06/16/25	2,760	(165,478)
LME Nickel(a)	22	06/16/25	2,024	(44,884)
LME Tin(a)	12	06/16/25	1,876	95,897
LME Zinc(a)	31	06/16/25	2,000	(236,706)
WTI Crude Oil(a)	94	06/20/25	5,416	(1,363,511)
Copper(a)	36	06/26/25	4,125	255,878
Gold 100 OZ(a)	59	06/26/25	19,583	3,624,564
Natural Gas(a)	60	06/26/25	2,181	(105,317)
Brent Crude Oil(a)	151	06/30/25	9,161	(2,179,395)
Gasoline RBOB(a)	35	06/30/25	2,929	(397,482)
Live Cattle(a)	26	06/30/25	2,167	223,020
NY Harbor ULSD(a)	35	06/30/25	2,918	(478,281)
Sugar 11(a)	113	06/30/25	2,183	(133,608)
Cotton No.2(a)	65	07/09/25	2,146	(208,316)
Low Sulphur Gas(a)	56	07/10/25	3,324	(574,995)
Corn(a)	156	07/14/25	3,709	181,849
KC HRW Wheat(a)	66	07/14/25	1,747	(157,121)
LME Aluminium Premiums(a)	46	07/14/25	2,758	(273,360)
LME Lead(a)	37	07/14/25	1,813	(42,668)
LME Nickel(a)	22	07/14/25	2,033	(38,295)
LME Tin(a)	12	07/14/25	1,880	3,716
LME Zinc(a)	31	07/14/25	2,005	(200,838)
Soybean(a)	121	07/14/25	6,319	92,221
Soybean Meal(a)	88	07/14/25	2,622	(133,742)
Soybean Oil(a)	106	07/14/25	3,114	335,452
Wheat(a)	71	07/14/25	1,884	(163,254)
Lean Hogs(a)	49	07/15/25	1,933	(26,728)
Coffee C(a)	19	07/21/25	2,855	635,550
WTI Crude Oil(a)	95	07/22/25	5,433	(1,203,786)
Copper(a)	35	07/29/25	4,033	(25,495)
Natural Gas(a)	57	07/29/25	2,127	(171,767)
Silver(a)	29	07/29/25	4,760	225,560
Brent Crude Oil(a)	152	07/31/25	9,185	(1,917,801)
Gasoline RBOB(a)	36	07/31/25	2,964	(424,773)
NY Harbor ULSD(a)	35	07/31/25	2,922	(450,475)
Low Sulphur Gas(a)	57	08/12/25	3,374	(506,135)
Lean Hogs(a)	49	08/14/25	1,904	(50,595)
LME Aluminium Premiums(a)	45	08/18/25	2,702	(313,364)
LME Lead(a)	36	08/18/25	1,770	(79,566)
LME Nickel(a)	21	08/18/25	1,950	(126,448)
Consolidated Schedule of Investments
5

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
LME Tin(a)	12	08/18/25	$ 1,884	$ (105,664)
LME Zinc(a)	31	08/18/25	2,012	(243,626)
WTI Crude Oil(a)	96	08/20/25	5,460	(779,091)
Copper(a)	35	08/27/25	4,052	(172,502)
Gold 100 OZ(a)	58	08/27/25	19,418	3,430,301
Natural Gas(a)	54	08/27/25	2,008	(487,974)
Cattle Feeder(a)	11	08/28/25	1,623	171,790
Brent Crude Oil(a)	154	08/29/25	9,289	(1,209,308)
Gasoline RBOB(a)	36	08/29/25	2,905	(187,587)
Live Cattle(a)	27	08/29/25	2,204	210,002
NY Harbor ULSD(a)	35	08/29/25	2,936	(216,390)
Low Sulphur Gas(a)	57	09/11/25	3,382	(262,641)
Corn(a)	162	09/12/25	3,540	11,515
KC HRW Wheat(a)	63	09/12/25	1,714	(133,232)
Wheat(a)	67	09/12/25	1,826	(140,005)
Lead(a)	36	09/15/25	1,776	39,539
LME Aluminium Premiums(a)	45	09/15/25	2,709	(12,442)
LME Nickel(a)	21	09/15/25	1,958	29,415
LME Tin(a)	12	09/15/25	1,886	(143,648)
LME Zinc(a)	31	09/15/25	2,016	(57,256)
Coffee C(a)	19	09/18/25	2,803	623,766
WTI Crude Oil(a)	97	09/22/25	5,498	(479,424)
Cattle Feeder(a)	11	09/25/25	1,616	152,062
Copper(a)	34	09/26/25	3,958	45,663
Natural Gas(a)	51	09/26/25	1,934	(156,119)
Silver(a)	28	09/26/25	4,637	(73,483)
Brent Crude Oil(a)	155	09/30/25	9,348	(734,404)
Gasoline RBOB(a)	40	09/30/25	2,976	(133,260)
NY Harbor ULSD(a)	35	09/30/25	2,949	(131,807)
Sugar 11(a)	120	09/30/25	2,341	(118,256)
Low Sulphur Gas(a)	56	10/10/25	3,336	(97,370)
Lean Hogs(a)	58	10/14/25	1,905	(12,819)
Cattle Feeder(a)	11	10/30/25	1,605	72,054
Live Cattle(a)	27	10/31/25	2,181	117,705
Soybean(a)	120	11/14/25	6,110	40,724
Cattle Feeder(a)	11	11/20/25	1,591	48,689
Cotton No.2(a)	62	12/08/25	2,101	(110,723)
Corn(a)	158	12/12/25	3,525	(194,676)
KC HRW Wheat(a)	60	12/12/25	1,705	(235,533)
Soybean Meal(a)	84	12/12/25	2,552	(88,656)
Soybean Oil(a)	104	12/12/25	3,028	381,408
Wheat(a)	64	12/12/25	1,818	(213,730)
Coffee C(a)	20	12/18/25	2,880	140,265
Gold 100 OZ(a)	56	12/29/25	19,044	2,036,174
Silver(a)	27	12/29/25	4,527	158,414
Live Cattle(a)	27	12/31/25	2,182	67,219
Soybean(a)	117	01/14/26	6,023	(226,075)
Soybean Meal(a)	82	01/14/26	2,505	(151,854)
Soybean Oil(a)	102	01/14/26	2,966	157,789
Sugar 11(a)	120	02/27/26	2,395	(69,194)
Cotton No.2(a)	60	03/09/26	2,071	(35,528)
Corn(a)	162	03/13/26	3,732	(16,369)
KC HRW Wheat(a)	56	03/13/26	1,648	(119,098)
Soybean(a)	117	03/13/26	6,049	66,627
Soybean Meal(a)	81	03/13/26	2,488	(6,876)
Soybean Oil(a)	102	03/13/26	2,955	129,377
Wheat(a)	60	03/13/26	1,766	(64,072)
Coffee C(a)	21	03/19/26	2,968	280,354
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Sugar 11(a)	126	04/30/26	$ 2,423	$ (125,712)
Cotton No.2(a)	60	05/06/26	2,098	(11,364)
				$ (5,896,230)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ 14,084,559	$ —	$ —	$ —	$ —	$ —	$ 14,084,559
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ 19,980,789	$ —	$ —	$ —	$ —	$ —	$ 19,980,789

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ 6,230,653	$ —	$ —	$ —	$ —	$ —	$ 6,230,653
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ (5,896,230)	$ —	$ —	$ —	$ —	$ —	$ (5,896,230)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$368,000,141
Average notional value of contracts — short	— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Consolidated Schedule of Investments
7

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Enhanced Roll Yield Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 70,459,029	$ —	$ 70,459,029
Commercial Paper	—	18,671,414	—	18,671,414
Money Market Funds	9,032,078	—	—	9,032,078
U.S. Treasury Obligations	—	244,447,243	—	244,447,243
	$ 9,032,078	$ 333,577,686	$ —	$ 342,609,764
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 14,084,559	$ —	$ —	$ 14,084,559
Liabilities
Commodity Contracts	(19,980,789)	—	—	(19,980,789)
	$ (5,896,230)	$ —	$ —	$ (5,896,230)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to consolidated financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities (unaudited)
April 30, 2025

iShares Enhanced Roll Yield Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 333,577,686
Investments, at value — affiliated(b)	9,032,078
Cash pledged for futures contracts	25,472,000
Receivables:
Dividends — unaffiliated	658,595
Dividends — affiliated	63,240
Variation margin on futures contracts	183,856
Prepaid expenses	2,650
Total assets	368,990,105
LIABILITIES
Payables:
Trustees’ and Officer’s fees	415
Professional fees	9,563
Variation margin on futures contracts	7,809,396
Total liabilities	7,819,374
Commitments and contingent liabilities
NET ASSETS	$ 361,170,731
NET ASSETS CONSIST OF
Paid-in capital(c)(d)(e)	$ 355,630,404
Accumulated earnings	5,540,327
NET ASSETS	$ 361,170,731
Net asset value	$ 10.09
(a) Investments, at cost—unaffiliated	$333,501,255
(b) Investments, at cost—affiliated	$9,032,078
(c) Shares outstanding	35,782,199
(d) Shares authorized	Unlimited
(e) Par value	$0.001
See notes to consolidated financial statements.
Consolidated Financial Statements
9

Consolidated Statement of Operations (unaudited)
Six Months Ended April 30, 2025

iShares Enhanced Roll Yield Index Fund(a)
INVESTMENT INCOME
Dividends — affiliated	$381,719
Interest — unaffiliated	6,312,256
Total investment income	6,693,975
EXPENSES
Administration	231,128
Investment advisory	231,128
Professional	10,273
Trustees and Officer	4,550
Total expenses excluding interest expense	477,079
Interest expense — unaffiliated	438
Total expenses	477,517
Less:
Administration fees waived	(231,128)
Fees waived and/or reimbursed by the Manager	(245,951)
Total expenses after fees waived and/or reimbursed	438
Net investment income	6,693,537
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Futures contracts	6,230,653
6,230,653
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	76,431
Futures contracts	(5,896,230)
(5,819,799)
Net realized and unrealized gain	410,854
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,104,391
(a) For the period from November 01, 2024 (commencement of operations) to April 30, 2025.
See notes to consolidated financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Changes in Net Assets

iShares Enhanced Roll Yield Index Fund
Period from 11/01/24(a) to 04/30/25 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,693,537
Net realized gain	6,230,653
Net change in unrealized appreciation (depreciation)	(5,819,799)
Net increase in net assets resulting from operations	7,104,391
DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders(b)	(1,564,064)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	355,630,404
NET ASSETS
Total increase in net assets	361,170,731
Beginning of period	—
End of period	$361,170,731

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.
Consolidated Financial Statements
11

Consolidated Financial Highlights
(For a share outstanding throughout the period)

iShares Enhanced Roll Yield Index Fund
Period from 11/01/24(a)
to 04/30/25 (unaudited)
Net asset value, beginning of period	$10.00
Net investment income(b)	0.22
Net realized and unrealized loss	(0.07)
Net increase from investment operations	0.15
Distributions from net investment income(c)	(0.06)
Net asset value, end of period	$10.09
Total Return(d)
Based on net asset value	1.54%(e)
Ratios to Average Net Assets(f)
Total expenses	0.31%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)
Net investment income	4.34%(g)
Supplemental Data
Net assets, end of period (000)	$361,171
Portfolio turnover rate	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to consolidated financial statements.
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Enhanced Roll Yield Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as non-diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
Basis of Consolidation: The accompanying consolidated financial statements of Fund include the account of iShares Cayman Enhanced Roll Yield Index Fund (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $17,846,461, which is 4.9% of Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the
Notes to Consolidated Financial Statements
13

Notes to Consolidated Financial Statements (unaudited) (continued)

security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.15% of the average daily value of the Fund’s net assets.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.
With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate equal to 0.15% of the average daily value of the Fund’s net assets.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the period ended April 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended April 30, 2025, the Manager waived $231,128 pursuant to this agreement.
The Administrator contractually agreed to waive its administration fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is shown as administration fees waived in the Statement of Operations. For the period ended April 30, 2025, the Administrator waived $231,128 pursuant to this agreement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit to the Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended April 30, 2025, the amount waived was $14,823.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
6.
 PURCHASES AND SALES
For the period ended April 30, 2025, there were no purchases and sales.
7.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Consolidated Financial Statements
15

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Enhanced Roll Yield Index Fund	$ 342,533,333	$ 14,167,856	$ (19,987,655)	$ (5,819,799)
8.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the period ended April 30, 2025, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Period from 11/01/24(a) to 04/30/25
Fund Name	Shares	Amounts
iShares Enhanced Roll Yield Index Fund
Shares sold	36,780,107	$ 366,008,428
Shares issued in reinvestment of distributions	160,747	1,564,064
Shares redeemed	(1,158,655)	(11,942,088)
	35,782,199	$ 355,630,404

(a)	Commencement of operations.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Notes to Consolidated Financial Statements
17

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
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BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
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Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
19

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on September 16-18, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Enhanced Roll Yield Index Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by the Fund. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement
21

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on September 16-18, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to iShares Enhanced Roll Yield Index Fund (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in this shareholder report. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Sub-Advisory Agreement
23

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 24, 2025